As filed with the Securities and Exchange Commission on April 27, 2026

File No. 033-19946; 811-03072-01

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 50 ☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Post-Effective Amendment No. 918 ☒
(Check appropriate box or boxes)

TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT TWO DC VAR AC II
(Exact Name of Registrant)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
(Name of Depositor)

One American Row
Hartford, CT 06103
(Address of Depositor’s Principal Offices)

(860) 791-0286
(Depositor’s Telephone Number, Including Area Code)

Elaina Ditillo
Counsel
Empower Annuity Insurance Company of America
8515 East Orchard Road
Greenwood Village, CO 80111
(Name and Address of Agent for Service)

Copy To:

Stephen E. Roth, Esq.
Eversheds Sutherland (US) LLP
700 Sixth Street, NW, Suite 700
Washington, D.C. 20001

Approximate date of proposed public offering:
As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) of Rule 485
x	on May 1, 2026 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on pursuant to paragraph (a)(1) of Rule 485
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Talcott Resolution Life Insurance Company Group Variable Annuity Contracts Separate Account DC Variable Account-I and Separate Account Two Sub-Administered by Empower Annuity Insurance Company of America
Prospectus Dated: May 1, 2026
Overview
This Prospectus sets forth information you should know before you purchase or become a Participant under the group variable annuity contract (the “Contract” or “Contracts”). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis. The Contract is a complex investment vehicle and involves risks, including potential loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in surrender charges, taxes, and tax penalties.
Talcott Resolution Life Insurance Company issues the Contracts in connection with Deferred Compensation Plans of tax-exempt and governmental employers. We can also issue the Contracts in connection with certain Qualified Plans of employers (generally tax-exempt or non-tax-exempt). The issuer’s obligations under the Contract are subject to its financial strength and claims-paying ability.
We hold Contributions to Contracts issued in connection with Deferred Compensation Plans in a Separate Account known as Talcott Resolution Life Insurance Company DC Variable Account-I (“DC-I”) during the period before annuity payouts start. When annuity payouts start, Contract values are held in our Separate Account that is known as Talcott Resolution Life Insurance Company Separate Account Two (“DC-II”).
For Contracts issued in connection with Qualified Plans, we hold Contributions in DC-II during the period before annuity payouts start and during the period after annuity payouts start.
The Contracts may contain a General Account option or a different General Account contract may be issued in conjunction with the Contracts. The General Account option or contract may contain restrictions. The General Account option or contract and these restrictions are not described in this Prospectus. The General Account option or contract is not required to be registered with the Securities and Exchange Commission (“SEC”). Talcott Resolution guarantees a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest. For additional information on the General Account option see “General Account Option.”
We allocate the Contributions to the “Sub-Accounts” as directed by the Contract Owner or Participant, as applicable. Sub-Accounts are divisions of a Separate Account.
The Sub-Accounts purchase shares of underlying mutual funds (“Funds”) that have investment strategies ranging from conservative to aggressive. Because your Contributions purchase Sub-Accounts, you do not invest directly in any of the underlying Funds.
For additional information on the underlying Funds see Appendix A - Underlying Funds.
If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at (844) 804-8989 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.Investor.gov.
The SEC doesn’t approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.
This Prospectus and the Statement of Additional Information can also be obtained from the SEC’s website (www.sec.gov).
This group variable annuity contract IS NOT:
♦A bank or credit union deposit or obligation
♦FDIC or NCUA insured
♦Insured by any federal government agency
♦Guaranteed by any bank or credit union
♦May go down in value

Table of Contents

Section	Page
2

Appendix A - Underlying Funds	APP A-1
3

Glossary Of Special Terms
The defined terms set out in this prospectus also appear in and apply to the related Statement of Additional Information (“SAI”).
Accumulation Period: The period before the start of Annuity payouts.
Accumulation Units: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.
Annual Maintenance Fee: An annual charge for establishing and maintaining a Participant Account under a Contract.
Annuitant: The person on whose life Annuity payouts are based.
Annuitant’s Account: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.
Annuity: A series of payments for life or another designated period.
Annuity Commencement Date: The date we start to make Annuity payouts to you.
Annuity Period: The period during which we make Annuity payouts to you.
Annuity Unit: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.
Beneficiary: The person or persons designated to receive Contract values in the event of the Participant’s or Annuitant’s death.
Code: The Internal Revenue Code of 1986, as amended.
Contract Owner: The Employer or entity owning the Contract.
Contract Year: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.
Contribution(s): The amount(s) paid or transferred to Us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.
Date of Coverage: The date on which we receive the application on behalf of a Participant.
DC Variable Account I or DC-I: Our Separate Account, Talcott Resolution Life Insurance Company DC Variable Account-I.
DC-II: Our Separate Account, Talcott Resolution Life Insurance Company Separate Account Two.
Deferred Compensation Plan: A plan established and maintained in accordance with the provisions of Section 457 of the Code and the regulations issued thereunder.
Due Proof of Death: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.
Employer: A governmental or tax-exempt employer maintaining a Deferred Compensation Plan for its employees or other eligible persons, or an employer sponsoring a Qualified Plan for its employees.
Empower: Empower Annuity Insurance Company of America, which serves as sub-administrator of the Contracts and the Separate Account. You may contact Empower at (844) 804-8989, Participantservices@empower.com, or at 8515 East Orchard Road, Greenwood Village, CO 80111.
Empower Administrative Office: Overnight and Standard mailing address: Empower, 8515 East Orchard Road, Greenwood Village, CO 80111.
Fixed Annuity: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.
General Account: Our General Account that consists of all of our company assets, including any money you have invested in the General Account option. The assets in the General Account are available to the creditors of Talcott Resolution.
4

Minimum Death Benefit: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.
Participant: A term used to describe, for record keeping purposes, any employee, former employee or other eligible person with a Participant Account under the Contract.
Participant Account: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under the Contract.
Participant’s Contract Year: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.
Plan: The Deferred Compensation Plan or Qualified Plan of an Employer.
Premium Tax: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.
Qualified Plan: A retirement plan of an Employer that qualifies for special tax treatment under section 401, 403 or 408 of the Code.
Separate Account: Separate Account Two of Talcott Resolution Life Insurance Company.
Sub-Account Value: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.
Surrender: Any withdrawal of Contract values.
Talcott Resolution, We, Us or Our: Talcott Resolution Life Insurance Company.
Termination Value: The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date less any applicable Premium Taxes not already deducted and any applicable contingent deferred sales charges.
Valuation Day: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.
Valuation Period: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.
Variable Annuity: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.
5

Overview of the Contract
Purpose
The Contract is designed for purchase by sponsors of retirement plans established under Sections 403(b) and 408 of the Code as an investment option for their participants. The Contract offers a number of Underlying Funds in which participants may invest through the Sub-Accounts. A General Account Option that guarantees payment of a minimum interest rate may also be available.
Phases of the Contract
The Contract has two periods: (1) the Accumulation Period and (2) the Annuity Period:
During the Accumulation Period, the Employer makes Contributions to the Contract on behalf of Plan Participants that Participants may allocate among the Sub-Accounts and, if available through the Plan, to the General Account Option. For additional information about the Underlying Funds available for investment through the Sub-Accounts, see Appendix A - Underlying Funds, at the back of this prospectus. For Deferred Compensation Plans, Contributions are allocated to DC-I during the Accumulation Period. For Qualified Plans, Contributions are allocated to DC-II during the Accumulation Period.
During the Accumulation Period, participants may request full or partial surrenders of their Participant Account value. In addition, participants may be able to request a loan from their Participant Account value.
The Accumulation Period ends on the Annuity Commencement Date when annuity payments begin. A Participant selects an Annuity Commencement Date and an Annuity Payout Option. The Contract provides five annuity options, which may be selected on either a Fixed or Variable Annuity basis or a combination thereof. For Deferred Compensation Plans, there is an automatic transfer of all DC-I values from the Participant Account to DC-II to establish an Annuitant Account.
During the Annuity Period, neither partial nor full surrenders are permitted except from annuities under Annuity Payout Option No. 5 - Payments for a Designated Period – that are selected on a variable basis. Nor may Participants request a loan during the Annuity Period.
Contract Features
Death Benefit: In the event that a participant dies during the Accumulation Period, the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances. The form of the death benefit payable is subject to any limitation imposed by the Plan and the terms of the Contract.
Withdrawal Options: Full and Partial Surrenders are permitted during the Accumulation Period. They are allowed during the Annuity Period only from an annuity under Option No. 5 – Payments for a Designated Period – that is selected on a variable basis.
Loans: Participants may request loans under certain Plans. To obtain a loan, the participant must enter into an agreement with the Contract administrator that describes the terms, conditions and fees or charges of the loan. The Plan may restrict the amount of Participant Account value available for a loan. See the more detailed section “Participant Loans”.
Systematic Withdrawal Option: If permitted by Internal Revenue Service Regulations and the Plan, Participants who have terminated their employment with the Employer may elect systematic withdrawals based on a specific payment of amount, the frequency of payments and the duration of payments, while remaining in the Accumulation Period.
6

Important Information You Should Consider About the Contract

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Sales Charge if you fully or partially surrender your Participant Account value during the first 12 years of the contract.
As of August 1, 2011, the CDSC is no longer charged for any Surrenders.
Fee Table; Contract Charges; Sales Charge
Are There Transaction Charges?	In addition to the Sales Charge, you may be charged for other transactions. These may include charges for Transfers, Loans, and Premium Taxes that are imposed by a State or other government entity.			Fee Table: Transfer Fee; Loan Set-up Fee; Annual Loan Administration Fee; Contract Charges; Premium Taxes
Are There Ongoing Fees and Expenses?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	2.00%
	Investment options (Fund fees and expenses)[2]	0.14%	1.41%
1 As a percentage of Total Value of Participant Accounts under the Contract.
2 As a percentage of Underlying Fund assets.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $970	Highest Annual Cost: $2,884
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Are There Other Plan or Participant Charges?	Any plan-specific fees.			Fee Table: Participant Transaction Expenses
7

RISKS		LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Is this a Short-Term Investment?
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties.
Principal Risks
What Are the Risks Associated with the Investment Options?
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.
For more information about the risks associated with the investment options, please refer to section titled Principal Risks of Investing in the Contract.
Principal Risks
What Are the Risks Related to the Insurance Company?
Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling (844) 804-8989 or visiting www.talcottresolution.com.
Principal Risks
RESTRICTIONS		LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?
Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.
Changes to the Funds and Separate Account
Are There any Restrictions on Contract Benefits?
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.
If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Description of the Contracts – Transfers between Sub-Accounts; Restrictions on Sub-Account Transfers
TAXES		LOCATION IN PROSPECTUS
What Are the Contract’s Tax Implications?
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1/2.
Federal Tax Considerations
8

CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How Are Investment Professionals Compensated?
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Distribution
Should I Exchange My Contract?
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own but you may be approached to surrender this Contract to buy another one. You should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.
You should also be aware that if you decide to exchange your contract, you may have to pay a Contingent Deferred Sales Charge (“CDSC”) if you fully or partially surrender your Participant Account Value during the early Contract Years. In addition to the CDSC fee, you may be charged for other transactions such as Loan fees, Premium Tax penalties, or a Transfer Fee.
Federal Tax Considerations
9

Fee Table
The following tables describe the fees and expenses that a Contract Owner will pay when purchasing, owning and surrendering the Contract or, if you are a Participant, when opening, holding and surrendering a Participant Account under the Contract. In addition to the fees described below, the Contract Owner may direct us to deduct additional fees for certain Plan related expenses (see “Plan Related Expenses” under the section entitled “Contract Charges”).
If you are a Contract Owner, this table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. If you are a Participant, this table describes the fees and expenses that you will pay at the time that you open a Participant Account or surrender a Participant Account under the Contract. Charges for state Premium Taxes may also be deducted when you contribute to the Contract, upon Surrender or when we start to make Annuity payouts.
Fee Table A below lists the applicable fees and expenses for Contracts issued on or after May 2, 1983. Fee Table B below lists the applicable fees and expenses for Contracts issued before May 2, 1983.
FEE TABLE A: Contracts issued on or after May 2, 1983
Participant Transaction Expenses

Maximum Sales Load on Purchases	None
Maximum Surrender Charge (as a % of Participant Account value Surrendered) (1)	7%
Transfer Fee (2)	$5
Loan Set-Up Fee	$50
(1)Effective August 1, 2011, the Sales Charge was removed from the Contracts and ceased to apply to all Surrenders after August 1, 2011. For Surrenders prior to August 1, 2011, the following applied:
Each Participant Account has its own Sales Charge schedule. The percentage of the Sales Charge depends on the number of Participant’s Contract Years completed with respect to the Participant’s Account before the Surrender. We waive the Sales Charge on certain types of Surrenders.

Sales Charge (as a percentage of Participant Account value Surrendered)
Participant’s Contract Years
During the First through Sixth Year	7%
During the Seventh through Twelfth Year	5%
During the Thirteenth Year and thereafter	0%
(2)The Transfer Fee applies to each transfer in excess of 12 made in a Participant Contract Year. We currently waive the Transfer Fee.
The next table describes the fees that you will pay each year during the time that you hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).
Annual Contract Expenses

	Minimum Fee	Maximum Fee
Annual Maintenance Fee (1)	$0	$18
Base Contract Fee (as a percentage of average daily Sub-Account value) (DC-I) (2)	0.00%	0.90%
Base Contract Fee (as a percentage of average daily Sub-Account value) (DC-II) (2)	0.00%	1.25%
Loan Administration Fee (3)	$0	$50
(1)We deduct this $18 annual maintenance fee from each Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
(2)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which is deducted daily at an annual rate against all Contracts values in the Sub-Accounts.
(3)We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We currently waive the loan administration fee. This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.
10

This table shows the minimum and maximum Total Annual Fund Operating Expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract or have a Participant Account under the Contract. Expenses shown may change over time and may be higher or lower in the future. More details concerning each underlying Fund’s fees and expenses is contained in the prospectus for each Fund.

Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.14%	1.41%
We may also deduct a charge for Premium Taxes at the time of Surrender. We may eliminate or change the Transfer Fee, Sales Charge, Annual Maintenance Fee, and Mortality and Expense Risk and Administrative Charge.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant administrative expenses, Base Contract Expenses and Underlying Fund fees and expenses.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Example, such as custodian or advisory fees that are plan and/or participant specific. Depending on the type of charge, these may reduce only your Participant Account Value, and/or could have tax consequences. See the section “Plan Related Expenses” later in this Prospectus.
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the underlying funds. If these arrangements were taken into consideration, the expenses shown would be lower.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you Surrender your Contract at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25% (DC-II)	$9,201	$15,203	$21,350	$35,386
0.90% (DC-I)	$8,867	$14,207	$19,563	$31,847

	If you annuitize at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25% (DC-II)	$2,745	$8,419	$14,352	$30,387
0.90% (DC-I)	$2,386	$7,345	$12,564	$26,848

	If you do not Surrender your Contract
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25% (DC-II)	$2,745	$8,419	$14,352	$30,387
0.90% (DC-I)	$2,386	$7,345	$12,564	$26,848
11

FEE TABLE B: Contracts issued on or after December 7, 1981 and prior to May 2, 1983
Participant Transaction Expenses

Maximum Sales Load on Purchases	None
Maximum Surrender Charge (as a % of Participant Account value Surrendered) (1)	6%
Transfer Fee (2)	$5
(1)Effective August 1, 2011, The Sales Charge was removed from the Contracts, and ceased to apply to all Surrenders after August 1, 2011. Talcott Resolution charges a contingent deferred sales charge that begins to phase out after the 12th Participation Contract Year. During the first 10 Participation Contract Years, a maximum deduction of 6% will be made against the full amount of any such surrender. Thereafter, if a surrender occurs between the 10th and 12th Participant Contract Years, a 5% contingent deferred sales charge will be made against the full amount of such surrender. Effective October 1, 1997, after the 12th Participant Contract Year, the 5% charge will be reduced by 1% each subsequent year until the charge is eliminated. In some states, the contingent deferred sales charge structure noted above may not yet be available. In these states, Talcott Resolution will deduct 6% from the amount surrendered from any Participant’s Individual Account under a Master Contract during the first ten Participant’s Contract Years and 5% thereafter prior to the Annuity Commencement Date.
(2)The Transfer Fee applies to each transfer in excess of 12 made in a Participant Contract Year. We Currently waive the Transfer Fee.
The next table describes the fees that you will pay each year during the time that you hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).
Annual Contract Expenses

	Maximum Fee	Maximum Fee
Annual Maintenance Fee (1)	$0	$18
Base Contract Fee (as a percentage of average daily Sub-Account value) (2)	1.25%	2%
(1)The Annual Maintenance Fee is deducted from each Participant’s Individual Account under the Contracts. This fee will be deducted from the value of each such account on the last business day of each calendar year; provided, however, that if the value of a Participant’s Individual Account is redeemed in full at any time before the last business day of the each Participant’s Contract year, then the Annual Maintenance Fee charge will be deducted from the proceeds of such redemption. No contract fee deduction will be made during the Annuity Payment period under the contracts.

In the event that the Contributions made on behalf of a Participant are allocated partially to the fixed annuity portion of the Participant’s Individual Account and partially to the variable annuity portion of the Participant’s Individual Account, then the Annual Maintenance Fee will be deducted first from the value of the fixed annuity portion of the Participant’s Individual Account. If the value of the fixed annuity portion of the Participant’s Individual Account is insufficient to pay the fee, then any deficit will be deducted from the value of the variable annuity portion of the Participant’s Individual Account in the following manner: if there are no accumulation units in the General Account or if their value is less than $10.00, the General Account portion of an account will be made against values held in the Hartford Stock HLS Fund Sub-Account of DC-I. If the Hartford Stock HLS Fund Sub-Account values are insufficient to cover the fee, the fee shall be deducted from the account values held in the Hartford Total Return Bond HLS Fund Sub-Account of DC-I. The fee is not applicable to the Hartford Ultrashort Bond HLS Fund Sub-Account where available. In the event that the Contributions made on behalf of a Participant are allocated partially to the General Account and partially to the Separate Account, the Annual Maintenance Fee will be charged against the Separate Account and General Account on a pro rata basis.
(2)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which is deducted daily at an annual rate against the average daily assets held under the DC-I and DC-II separate accounts.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant administrative expenses, Base Contract Expenses and Underlying Fund fees and expenses.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Example, such as custodian or advisory fees that are plan and/or participant specific. Depending on the type of charge, these may reduce only your Participant Account Value, and/or could have tax consequences. See the section “Plan Related Expenses” later in this Prospectus.
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the underlying funds. If these arrangements were taken into consideration, the expenses shown would be lower.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you Surrender your Contract at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
2.00%	$9,916	$17,312	$24,929	$42,566
12

	If you annuitize at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
2.00%	$3,513	$10,696	$18,094	$37,567

	If you do not Surrender your Contract
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
2.00%	$3,513	$10,696	$18,094	$37,567
Principal Risks of Investing in the Contract
Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Limitations on Surrenders and Withdrawals. During the first Twelve Contract Years we will deduct a contingent deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts will not be accepted.
Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Reservation of Rights. The insurer reserves the right to remove or substitute underlying funds, to impose investment restrictions, and to limit additional purchase payments or transfers between options.
Cyber Security and Disruptions to Business Operations. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore subject to operational and information security risks. These risks include, among other things, the theft, misuse, corruption, and destruction of electronic data; interference with or denial of service; attacks on systems or websites; and unauthorized release of confidential customer or business information. Systems failures and cybersecurity incidents could severely impede our ability to conduct our business and administer the Contract and may adversely affect you and/or your Contract. For instance, a cybersecurity incident may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Financial services companies, such as us, are increasingly the targets of cyber-attacks. While we take significant efforts to protect our systems and data, there can be no assurance that systems disruptions and cybersecurity incidents will always be detected, prevented, or avoided in the future.

13

We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.
Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company (the “Company”) is a stock life insurance company originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently re-domiciled to Connecticut. Talcott Resolution Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. In June 2018, the Company changed its name from Hartford Life Insurance Company to Talcott Resolution Life Insurance Company.
Our corporate offices are located at One American Row, Hartford, CT 06103.
We are obligated to pay all amounts promised to you under your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement and administrative services agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On December 20, 2020, MassMutual entered into a reinsurance agreement and subcontractor administrative services agreement with Great-West Life & Annuity Insurance (“Great-West”) to further re-insure the obligations of
Talcott Resolution under the Contracts and to provide administration of the Contracts. On September 2, 2022, Great-West Life & Annuity Insurance Company was re-named Empower Annuity Insurance Company of America (“Empower”).
Empower has primary responsibility for administration of the Contract and the Separate Account. Empower or its affiliates may also provide recordkeeping and other service to the Plan for which they receive compensation from Plan assets.
The Separate Account
Talcott Resolution Life Insurance Company Separate Account DC Variable Account-I (“DC-I”) and Talcott Resolution Life Insurance Company Separate Account Two (“DC-II”) are where we set aside and invest assets of some of our annuity contracts, including the Contracts. We hold Contributions to Contracts issued in connection with Deferred Compensation Plans in DC-I during the Accumulation Period and in DC-II during the Annuity Period. We hold Contributions to Contracts issued in connection with Qualified Plans in DC-II during both the Accumulation Period and the Annuity Period. The assets of DC-I and DC-II were transferred from Hartford Variable Annuity Life Insurance Company Separate Account DC-I and Separate Account DC-II, respectively, on December 31, 1987.
Each Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Accounts or Talcott Resolution.
Each Separate Account meets the definition of “separate account” under federal securities law. Each Separate Account holds only assets for variable annuity contracts. Each Separate Account, respectively:
•Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.
•Is not subject to the liabilities arising out of any other business Talcott Resolution may conduct. The General Account is subject to the Company’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.
14

•Is not affected by the rate of return of Talcott Resolution’s General Account or by the investment performance of any of Talcott Resolution’s other separate accounts.
•May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.
•Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.
•The Contract value allocated to a Variable Option will vary based on the investment experience of the corresponding Underlying Fund in which the Variable Option invests.
We do not guarantee the investment results of the Separate Accounts. There is no assurance that the value of your Participant Account will equal the total of the Contributions made to your Participant Account.
Underlying Funds
Each Underlying Fund is registered with the SEC as a diversified open–end management investment company under the 1940 Act. But the SEC does not supervise their management, investment practices or policies. The (i) name of each Underlying Fund, (ii) its investment objective, (iii) investment adviser and any sub-adviser, (iv) current expenses and (v) performance information is provided in Appendix A - Underlying Funds. Not all Underlying Funds may be available in all states.
The Underlying Fund each issues a prospectus, which contains additional important information about the Fund. You may obtain copies of the prospectuses for the Underlying Funds by contacting Empower at (844) 804-8989.
For Contracts issued in connection with Employer-sponsored retirement plans, the Contract owner decides which Sub-Accounts described in this prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored Plan, you may not be able to allocate Contributions to all the Sub-Accounts described in the Prospectus. You bear the risk of the loss of the entire amount invested for all Contributions allocated to the Sub-Accounts of the Variable Account. For additional information about the Sub-Accounts available to you, please refer to materials describing your employer’s Plan.
The Contract may contain a General Account option. The General Account option has certain restrictions. Neither the General Account option nor these restrictions are described in this prospectus. The General Account option is not required to be registered with the SEC.
Fees and Payments Received by Talcott Resolution from the Fund Families
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to reinsure the obligations of Talcott Resolution under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Talcott Resolution. On December 31, 2020, MassMutual entered into a reinsurance agreement with Empower Annuity Insurance Company of America (“Empower”) to further reinsure the obligations of Talcott Resolution under the Contracts. MassMutual also entered into an administrative services agreement and subcontract services agreement for Empower to provide all of the administrative services necessary to support the Contracts. Under these arrangements, Empower now receives (through MassMutual) all charges, fees, payments and compensation described in this Prospectus as payable to Talcott Resolution.
The Contracts are no longer available for sale. The MassMutual affiliate formerly responsible for marketing and selling the Contracts continues to pay sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts.
Talcott Resolution receives substantial fees and payments with respect to the Underlying Funds that are offered as Sub-Accounts to your Plan through the Contract. These types of fees and payments, which are sometimes called “revenue sharing” payments, are among a number of factors considered when deciding to include a fund in the menu of Underlying Funds offered through the Contract. All of the Underlying Funds on the overall menu make payments to Talcott Resolution or an affiliate. These fees and payments under agreements between Talcott Resolution and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds may be in amounts up to 0.80% of assets invested in a Underlying Fund. The fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. They may also include administrative service fees and additional payments, expense reimbursements and other compensation. The fees may result in a profit to the extent they exceed expenses, including the expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
15

Not all fund families pay the same amount of fees and compensation to Us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Talcott Resolution varies by Fund and Talcott Resolution may receive greater or less fees and payments depending on which variable investment options your Plan selects.
For information on which Underlying Funds pay Talcott Resolution such fees and at what level, please visit https://plan.empower-retirement.com/plancloudws/fundprospectus or call (844) 804-8989. Written information will be provided upon request.
Endorsement/Sponsorship Fees Paid By Talcott Resolution
Empower, as sub-administrator for the Talcott Resolution Contracts, has entered into endorsement/sponsorship arrangements with the National Association of Police Organizations (NAPO), Fraternal Order of Police (FOP), and National Association of Government Defined Contribution Administrators (NAGDCA). Under the arrangements, Empower pays endorsement/sponsorship fees to NAPO, FOP and NAGDCA, which allows Empower to advertise its retirement products and services to their member organizations and individuals.
For additional information on the amount of fees and payments made by Empower, as sub-administrator for the Talcott Resolution Contracts, please call (844) 804-8989. Written information will be provided upon request.
Voting Rights
Talcott Resolution is the legal owner of all Underlying Fund shares held in the Separate Account and has the right to vote at the Fund’s shareholder meetings.
As Sub-administrator of the Separate Account, Empower has assumed responsibility of voting the shares of the Underlying Funds on behalf of Talcott Resolution. To the extent required by federal securities laws or regulations, we will:
•Notify the Contract Owner or Participant of any Fund shareholders’ meeting if the shares held for the Contract may be voted;
•Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to provide instructions on how to vote the Fund shares held for the Contract;
•Arrange for the handling and tallying of proxies received from Contract Owners or Participants;
•Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and
•Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.
All Fund shares for which no voting instructions are received will be voted in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.
If any federal securities laws or regulations, or their present interpretation, change to permit voting shares without obtaining Contract Owner or Participant instructions, Empower may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.
During the Annuity Period under a Contract, the number of votes will decrease as the number of shares in the Underlying Funds held to fund the Annuity benefits decrease.
Changes to the Funds and Separate Account
We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.
We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.
16

General Account Option
Important information you should know: The portion of the Contract relating to the General Account option is not registered under the Securities Act of 1933 (“1933 Act”) and the General Account option is not registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Neither the General Account option nor any interest in the General Account option is subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the General Account option.
The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account option are available to our general creditors.
Declared Rate of Interest: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.
Guaranteed Rate of Interest: Talcott Resolution guarantees a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.
Distributions and Transfers: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred Sales Charge and may be deferred.
The General Account is subject to the Company’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.
Contract Charges
Sales Charge
Effective August 1, 2011, the Sales Charge was removed from the Contracts and ceased to apply to all Surrenders after August 1, 2011. Prior to August 1, 2011, the Sales Charge that was applicable to you depended on whether your Contract was issued (a) on or after May 2, 1983, or (b) on or after December 7, 1981 and prior to May 2, 1983.
Sales Charge: Contracts issued on or after May 2, 1983
The Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:
•the cost of preparing sales literature,
•commissions and other compensation paid to broker dealers and their registered representatives, and
•other promotional and distribution related activities.
If the Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.
We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Participant Contract Years completed with respect to your Participant Account before the Surrender.
The percentage used to calculate the contingent deferred Sales Charge is equal to:

Participant’s Contract Years	Sales Charge as a percentage of Participant Account value Surrendered
During the First through the Sixth Year	7%
During the Seventh through the Twelfth Year	5%
During the Thirteenth Year and thereafter	0%
We will not assess any Sales Charge when you partially or fully Surrender the Contract.
17

We may reduce the amount or term of the Sales Charge (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
When you request a full Surrender, the Sales Charge is deducted from the amount Surrendered and the balance is paid to you.
➣Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Sales Charge).
If you request a partial Surrender and ask for a specific dollar amount, the Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.
➣Example: You ask for $1,000 when the applicable Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.
Sales Charge: Contracts issued on or after December 7, 1981 and prior to May 2, 1983
Contributions made to a Participant’s Individual Account pursuant to the terms of contracts issued on or after December 7, 1981 and prior to May 2, 1983 are subject to the following:
No deduction for sales expenses is made at the time of allocation of Contributions to the Contracts. Talcott Resolution charges a contingent deferred sales charge that begins to phase out after the 12th Participation Contract Year. During the first 10 Participation Contract Years, a maximum deduction of 6% will be made against the full amount of any such surrender. Thereafter, if a surrender occurs between the 10th and 12th Participant Contract Years, a 5% contingent deferred sales charge will be made against the full amount of such surrender. Effective October 1, 1997, after the 12th Participant Contract Year, the 5% charge will be reduced by 1% each subsequent year until the charge is eliminated.
In some states, the contingent deferred sales charge structure noted above may not yet be available. In these states, Talcott Resolution will deduct 6% from the amount surrendered from any Participant’s Individual Account under a Master Contract during the first ten Participant’s Contract Years and 5% thereafter prior to the Annuity Commencement Date.
The full value of a surrender is subject to such charges when applied as a percentage against the sum of all Contributions to a Participant’s Individual Account.
No deduction for contingent deferred sales charges will be made: (1) in the event of death of a Participant; or (2) if the value of a Participant’s Individual Account is paid out under one of the available annuity options under the contracts; or, (3) if, on Public Employee Deferred Compensation Plans only, a Participant in a Plan makes a financial hardship withdrawal as defined in the Regulations issued by the IRS with respect to the IRC Section 457 governmental deferred compensation plans. The Plan of the Employer must also provide for such hardship withdrawals.
Talcott Resolution reserves the right to limit any increase in the Contributions made to a Participant’s Individual Account to not more than three times the total Contributions made on behalf of such Participant during the initial 12 consecutive months of the Account’s existence under the contract of the present guaranteed deduction rates. Increases in excess of those described will be accepted only with the consent of Talcott Resolution and subject to the then current deductions being made for Sales Charges, the Minimum Death Benefit guarantee and mortality and expense undertaking.
Each contract provides for experience rating of the deduction for sales expenses and/or the Annual Maintenance Fee. In order to experience rate a contract, actual sales costs applicable to a particular contract are determined. If the costs exceed the amounts deducted for such expenses, no additional deduction will be made. If however, the amounts deducted for such expenses exceed actual costs, Talcott Resolution, in its discretion, may allocate all, a portion, or none of such excess as an experience rating credit. If such an allocation is made, the experience credit will be made appropriate: (1) by a reduction in the amount deducted from subsequent contributions for sales expenses; (2) by the crediting of a number of additional Accumulation Units or by Annuity Units, as applicable, without deduction of any sales or other expenses therefrom; (3) or by waiver of the Annual Maintenance Fees or by a combination of the above. To date experience rating credits have been provided on certain cases.
Is there ever a time when the Sales Charge does not apply?
We do not deduct the Sales Charge from a Surrender from Participant’s Account under a Contract in the event of the Participant’s:
•death,
•disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),
18

•confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,
•financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or
•in the event that a Participant Account is paid out under one of the available Annuity payout options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payout option 5 is subject to Sales Charges, if applicable).
•See Appendix II for the percentage used to calculate the Sales Charge for prior group contracts.
Participants with a Date of Coverage prior to October 15, 1986 may withdraw up to 10% of the value of their Participant Account on a non-cumulative basis each Participant’s Contract Year, after the first, without application of Sales Charges. Participants with a Date of Coverage on or after October 15, 1986 do not have this 10% withdrawal privilege.
Annual Maintenance Fee: The Annual Maintenance Fee is applicable to you depends on whether your Contract was issued (a) on or after May 2, 1983, or (b) on or after December 7, 1981 and prior to May 2, 1983.
Annual Maintenance Fee (Contracts issued on or after May 2, 1983): The Annual Maintenance Fee is an annual $18 fee that we deduct from each Participant Account on a quarterly basis. The fee compensates us for our administrative services related to maintaining the Contract and the Participant Accounts. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
Annual Maintenance Fee (Contracts issued on or after December 7, 1981 and prior to May 2, 1983): There will be an Annual Maintenance Fee deduction in the amount of $18 from the value of each such Participant’s Individual Account under the contracts, except as set forth below.
This fee will be deducted from the value of each such account on the last business day of each calendar year; provided, however, that if the value of a Participant’s Individual Account is redeemed in full at any time before the last business day of the each Participant’s Contract year, then the Annual Maintenance Fee charge will be deducted from the proceeds of such redemption. No contract fee deduction will be made during the Annuity Payment period under the contracts.
In the event that the Contributions made on behalf of a Participant are allocated partially to the fixed annuity portion of the Participant’s Individual Account and partially to the variable annuity portion of the Participant’s Individual Account, then the Annual Maintenance Fee will be deducted first from the value of the fixed annuity portion of the Participant’s Individual Account. If the value of the fixed annuity portion of the Participant’s Individual Account is insufficient to pay the fee, then any deficit will be deducted from the value of the variable annuity portion of the Participant’s Individual Account in the following manner: if there are no accumulation units in the General Account or if their value is less than $10, the General Account portion of an account will be made against values held in the Hartford Stock HLS Fund Sub-Account of DC-I. If the Hartford Stock HLS Fund Sub-Account values are insufficient to cover the fee, the fee shall be deducted from the account values held in the Hartford Total Return Bond HLS Fund Sub-Account of DC-I. In the event that the Contributions made on behalf of a Participant are allocated partially to the General Account and partially to the Separate Account, the Annual Maintenance Fee will be charged against the Separate Account and General Account on a pro rata basis.
Mortality and Expense Risk and Administrative Charge:
The Mortality and Expense Risk and Administrative Charge applicable to you depends on whether your Contract was issued (a) on or after May 2, 1983, or (b) on or after December 7, 1981 and prior to May 2, 1983.
Mortality and Expense Risk and Administrative Charge (Contracts issued on or after May 2, 1983):
For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The amount of the charge differs between DC-I and DC-II:

Mortality and Expense Risk and Administrative Charge	DC-I	DC-II
Annual rate	0.90%	1.25%
Mortality Risk During The Accumulation Period
During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.
19

Mortality Risk During The Annuity Period
Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.
Expense Risk
We also bear an expense risk that the Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.
Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.
We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.
If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.
We may reduce the mortality and expense risk and administrative charge under the Contracts (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
Mortality and Expense Risk and Administrative Charge (Contracts issued on or after December 7, 1981 and prior to May 2, 1983)
Although Variable Annuity payments made under the contracts will vary in accordance with the investment performance of the Fund shares, the payments will not be affected by (a) Talcott Resolution’s actual expenses, if greater than the deductions provided for in the contracts, or (b) Talcott Resolution’s actual mortality experience among Annuitants after retirement because of the expense and mortality undertakings by Talcott Resolution.
In providing an expense undertaking, Talcott Resolution assumes the risk that the deductions for sales expenses, the Annual Maintenance Fee and the Minimum Death Benefit during the Accumulation Period may be insufficient to cover the actual costs of providing such items.
The mortality undertaking provided by Talcott Resolution under the contracts, assuming the selection of one of the forms of life annuities, is to make monthly annuity payments (determined in accordance with the annuity tables and other provisions contained in the contract) to Contract Owners or Annuitant’s Accounts regardless of how long an Annuitant may live and regardless of how long all Annuitants as a group may live. This undertaking assures a Contract Owner that neither the longevity of an Annuitant nor an improvement in life expectancy will have any adverse effect on the monthly annuity payments the Employees will receive under the contract. It thus relieves the Contract Owner from the risk that Participants in the Plan will outlive the funds accumulated.
The mortality undertaking is based on Talcott Resolution’s actuarial determination of expected mortality rates among all Annuitants. If actual experience among Annuitants deviates from Talcott Resolution’s actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, Talcott Resolution must provide amounts from its general funds to fulfill its contract obligations. In that event, a loss will fall on Talcott Resolution. Conversely, if longevity among Annuitants is lower than anticipated, a gain will result to Talcott Resolution.
For assuming these risks Talcott Resolution makes a minimum daily charge against the value of the average daily assets held under DC-I and DC-II, as appropriate, of 1.25% with respect to the Hartford Total Return Bond HLS Fund, Hartford Stock HLS Fund and Hartford Ultrashort Bond HLS Fund Sub-Accounts where available, on an annual basis. This rate may be periodically increased by Talcott Resolution subject to a maximum annual rate of 2.00%. However, no increase will occur unless the Securities and Exchange Commission first approves the increase.
Transfer Fee
The Contracts provide for a Transfer Fee of $5 that applies to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee.
20

Premium Taxes
We reserve the right to deduct a charge for Premium Tax imposed on Us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed on the Annuity Commencement Date. We will pay Premium Taxes at the time imposed under applicable law. At Our sole discretion, We may deduct Premium Taxes at the time We pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.
Loan Fees
Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We do not currently charge the annual loan administration fee.
Experience Rating under the Contracts
We may apply experience credits under a Contract based on investment, administrative or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants’ Account values, (3) the allocation of Contract values between the General Account and the Separate Accounts under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether We are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for Program and Administrative Charges, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as We deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at Our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, We may only apply experience credits prospectively.
Negotiated Charges and Fees
The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows Us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Talcott Resolution.
Charges of the Funds
The Separate Account purchases shares of the Funds at net asset value. The net asset value of the fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Underlying Fund’s prospectuses.
Plan Related Expenses: We can agree with the Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan Related Expenses including, but not limited to, fees to consultants, auditors, counsel, Talcott Resolution and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.
You should consult a tax advisor regarding the tax treatment of adviser fee payments. Please consult with your investment adviser before requesting us to pay financial adviser fees from this Contract compared to other assets you may have.
Any financial adviser fee you pay is in addition to this Contract’s fees and expenses.
You should ask your financial adviser about compensation they receive for this Contract. We are not an investment adviser, and we do not provide investment advice in connection with sales of the Contract. We are not a fiduciary to you, and do not make recommendations or assess suitability.
The Contracts
The Contracts are group variable annuity contracts. We can offer the Contracts for use in connection with Deferred Compensation Plans and Qualified Plans, including annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to section 403(b) of the Code. In addition, we can offer the Contracts in connection with Individual Retirement Annuity Plans under section 408 of the Code.
Contract Owners who purchased a prior series of Contracts can make Contributions, subject to the terms and provisions of such Contracts. New Participants may be added to such existing Contracts, but no new Contracts under that prior series will be issued.
21

It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.
Assignments
The Contract belongs to the Contract Owner. However, under certain Deferred Compensation Plans, the Contract Owner must hold the Contract for the exclusive benefit of the Plan’s Participants and Beneficiaries. The Contract Owner’s rights and privileges may only be exercised in a manner that is consistent with the written Plan adopted by the Contract Owner. Under certain circumstances, the Contract Owner’s interest in the Contract may be assigned. However, amounts held under a Contract on behalf of a Participant are nontransferable and cannot be assigned.
Pricing and Crediting of Contributions
We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.
If your application or other necessary information is incomplete when received, your initial Contribution will be credited to your Participant Account not later than two Valuation Days after the application is made complete. However, if an incomplete application is not made complete within five Valuation Days of its initial receipt, the Contribution will be immediately returned unless we inform the Contract Owner of the delay and the Contract Owner tells us not to return it.
Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.
Canceling your Individual Contract
For individual annuity contracts, if for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee before we can cancel your Contract.
Unless otherwise required by state law, We will pay you your Participant Account value as of the Valuation Day We receive your request to cancel and will refund any sales or Contract charges incurred during the period you participated in the Contract. The Participant Account value may be more or less than your Contributions depending upon the investment performance of your Participant Account. This means that you bear the risk of any decline in your Participant Account value until We receive your notice of cancellation. In certain states, however, We are required to return your Contributions without deduction for any fees or charges.
Transfers between Sub-Accounts
During phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when We process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to Us and your Registered Representative. Any oral communication should be re-confirmed in writing.
You may request a transfer into (purchases) a particular Sub-Account or transfers out of (redemptions) a particular Sub-Account. In addition, you may allocate Contributions to or request Surrenders from Sub-Accounts. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund We would need to sell to satisfy all Participants’ “transfer-out” requests. At the same time, We also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Underlying Fund We would need to buy to satisfy all Participants’ “transfer-in” requests.
In addition, many of the Underlying Funds that are available as investment options in Our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by Us or Our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.
22

We take advantage of Our size and available technology to combine sales of a particular Underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by Us or Our affiliates. We also combine many of the purchases of that particular Underlying Fund for many of the products We offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that We sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if We combine all transfer-out (redemption) requests and Surrenders of a Sub-Account with all other sales of that Underlying Fund from all Our other products, We may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by Us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then We would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.
Restrictions on Sub-Account Transfers
First, you may make only one Sub-Account transfer request each day. We limit each Participants to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer,” however, you cannot transfer the same Participant Account value more than once a Valuation Day.
For Example:
•If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.
•If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day’s transfer activity would count as one Sub-Account transfer.
•Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day’s transfer activity would count as one Sub-Account transfer.
•Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.
•However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.
Second, you are allowed to submit a total of 20 Sub-Account transfers each Calendar Year (the “Transfer Rule”) by U.S. Mail, Voice Response Unit, internet, or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, We will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, Our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We may aggregate a Contract Owner’s Contracts or a Participant’s Participant Accounts for the purposes of enforcing these restrictions.
The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
The Contracts provide for a Transfer Fee of $5 that applies to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
23

Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase or become a Participant under this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:
Fund Trading Policies
Generally, you are subject to an Underlying Fund’s trading policies, if any. We are obligated to provide, at the Underlying Fund’s request, tax identification numbers and other shareholder identifying information contained in Our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, We have agreed to serve as a Fund’s agent to help monitor compliance with that Underlying Fund’s trading policy.
We are obligated to follow each Underlying Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into an Underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an Fund’s trading policy. Please refer to each Underlying Fund’s prospectus for more information. Transactions that cannot be processed because of the Underlying Fund’s trading policies will be considered not in good order.
In certain circumstances, the Underlying Fund’s trading policies do not apply or may be limited. For instance:
•Certain types of financial intermediaries may not be required to provide Us with shareholder information.
•“Excepted funds” such as money market funds and any Underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an Underlying Fund treats as a single investor.
•An Underlying Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.
•Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.
•Possibility of Undetected Abusive Trading or Market Timing. We may not be able to detect or prevent all abusive trading activities. For instance,
•Since We net all the purchases and redemptions for a particular Underlying Fund for this and many of Our other products, transfers by any specific market timer could be inadvertently overlooked.
•Certain forms of variable annuities and types of Underlying Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.
•These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.
•In some cases, We are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because We do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide Us with limited information or no information at all regarding Participant Sub-Account transfers.
24

Impact of Frequent Transfers
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if We reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all Our variable product investors if the Fund and We cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, We do not have the tax identification number or other identifying information requested by a Fund in Our records. In those cases, We rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, We may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
General Account Option Transfers
You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:
•Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.
•Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.
In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 20% of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.
These restrictions apply to all transfers from the General Account Option, including all systematic transfers. As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short-term defensive strategy.
Telephone and Internet Transfers
Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by Us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact Us as soon as possible.
We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.
Telephone or internet transfer requests may be cancelled via the internet or by calling Us before the end of the Valuation Day you made the transfer request.
We, Our agents or Our affiliates are not responsible for losses resulting from telephone or electronic requests that We believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through Our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
25

Contract Value
Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.
There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the Underlying Funds.
Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.
To determine the current Accumulation Unit value, We take the prior Valuation Day’s Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account is calculated by dividing (a) by (b) and multiplying (c) where:
(a)is the net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day.
(b)is the net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day.
(c)is the daily factor representing the mortality and expense risk charge and any applicable administration charge deducted from the Sub-Account, adjusted for the number of days in the Valuation Period, and any other applicable charge.
We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call (844) 804-8989 to obtain your Participant Account value or, where available, you may access your account information through our website at www.massmutual.com/govnp.
Shares of the Underlying Funds are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the Underlying Funds’ prospectus.
Surrenders and Withdrawals
IMPORTANT TAX INFORMATION: There are certain restrictions on section 403(b) tax-sheltered annuities. As of December 31, 1988, all section 403(b) annuities have limits on full and partial surrenders. Contributions to the Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless the Contract Owner/employee has a) attained age 59 1∕2, b) a severance from employment, c) died, d) become disabled or e) experienced financial hardship (cash value increases may not be distributed for hardships prior to age 59 1∕2). Distributions prior to age 59 1∕2 due to financial hardship or separation from service may still be subject to a penalty tax of 10%. We will not assume any responsibility for determining whether a withdrawal is permissible, with or without tax penalty, in any particular situation; or in monitoring withdrawal requests regarding pre or post January 1, 1989 Contract Values. Any full or partial Surrender described above may affect the continuing tax-qualified status of some Contracts or plans and may result in adverse tax consequences to the Contract Owner. The Contract Owner, therefore, should consult with a tax adviser before undertaking any such Surrender (See “Federal Tax Considerations”).
After termination of Contributions on your behalf and prior to your Annuity Commencement Date, you will have the following options:
1.Continue your Participant’s Account under the Contract. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option (See “Annuity Payout Options”). At any time before the Annuity Commencement Date, you may Surrender your Participant Account for a lump sum cash settlement in accordance with 3. below.
26

2.To provide Annuity payouts immediately. The values in your Participant’s Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract (See “Annuity Payout Options”).
3.To Surrender your Account in a single sum. The amount received will be the value next computed after receipt of a written Surrender request for complete Surrender at the Empower Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after We receive the written request.
4.To request a partial Surrender of your Participant’s Account. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), We will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Sales Charges from the partial Surrender (See “Contract Charges”).
5.To begin making monthly, quarterly, semi-annual or annual withdrawals while allowing your Participant Account to remain in the Accumulation Period. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, The General Account option or to any combination thereof, subject to Contract restrictions (See “Systematic Withdrawal Option”).
Systematic Withdrawal Option
If permitted by IRS regulations and the terms of the Plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option (“SWO”). Payments are limited to 18.0% of the Participant’s Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1∕2 , an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.
Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant’s Account is depleted). The duration of payments may not extend beyond the Participant’s life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant’s Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.
A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the Contingent Deferred Sales Charge that was previously waived, if any, will be deducted from the Participant’s Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant’s Account is allocated.
The SWO may only be elected pursuant to an election on a form provided by Us. Election of the SWO does not affect Participants’ other rights under the Contracts.
Payment of Surrender Value
Payments from the Sub-Accounts may be delayed beyond seven days only for periods (1) during which the New York Stock Exchange is closed other than customary weekend or holidays closings, or during which trading on the New York Stock Exchange is restricted; (2) during which an emergency exists that makes the valuation and disposal of the securities not reasonably practical; and (3) such other periods that the SEC may by order permit for the protection of investors.
Annuity Options
You are not required to annuitize this Contract. A Participant selects an Annuity Commencement Date (usually between the Participant’s 50th birthday and the date on which the Participant attains age 70 1∕2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant’s 75th birthday, or an earlier date if prescribed by applicable law.
The Annuity Commencement Date and/or the Annuity payment option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payouts are scheduled to begin. Annuity payouts will normally be made on the first business day of each month, or another mutually agreed upon business day.
27

The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, We reserve the right to begin Annuity payouts at age 75 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, We will not assume responsibility in determining or monitoring any required minimum distributions (See “Federal Tax Considerations”). Generally, depending on the terms of your retirement plan, you may select from the following payment frequencies: monthly, quarterly, semi-annually, and annually.
Annuity Payout Options
Option 1: Life Annuity where We make monthly Annuity payouts for as long as the Annuitant lives.
❖Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.
Option 2: Life Annuity with 120, 180 or 240 Monthly Payments Certain where We make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by Us.
Option 3: Unit Refund Life Annuity where We make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

(a)	=	total amount applied under the option at the Annuity Commencement Date
Annuity Unit value at the Annuity Commencement Date
(b)	=	number of Annuity Units represented by each monthly Annuity payout made	×	number of monthly Annuity payouts made
The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date We receive Due Proof of Death.
Option 4: Joint and Last Survivor Annuity where We make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.
❖When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.
❖Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.
Option 5: Payments for a Designated Period where We agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one lump sum to the Beneficiary unless other provisions have been made and approved by Us.
❖Option 5 does not involve life contingencies and does not provide any mortality guarantee.
❖Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges (See “Contract Charges”).
For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.
Once Annuity payouts have started, no Surrenders are permitted except from an annuity under Annuity Payout Option 5 - Payments for a Designated Period – that are paid on a variable basis. Such surrenders may be subject to a Contingent Deferred Sales Charge.
Options 2 and 5 are available only if the guaranteed Annuity payout period is less than the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and their Joint Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS or, if none is prescribed, the mortality table then in use by Us.
28

We may offer other Annuity payout options from time to time. Not all Annuity payout options will be available in all states or in all Contracts.
Calculation of Annuity Payment
During the Annuity Period, your Participant Account Value will be applied to the Annuity Payout Option on either a fixed or variable basis, as you select. The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20 We have the right to change the frequency of payment to intervals that will result in payments of at least $20.
Variable Annuity Payments
The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see “Contract Value”) for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.
The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.
The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate (“A.I.R.”) of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.
Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.
The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of
Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.
The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.
Here is an example of how a Variable Annuity is determined:

ILLUSTRATION OF ANNUITY PAYOUTS: (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN
A.	Net amount applied	$139,782.50
B.	Initial monthly income per $1,000 of payment applied	6.13
C.	Initial monthly payment (A × B ÷ 1,000)	$856.87
D.	Annuity Unit Value	3.125
E.	Number of monthly annuity units (C ÷ D)	274.198
F.	Assume annuity unit value for second month equal to	2.897
G.	Second monthly payment (F × E)	$794.35
H.	Assume annuity unit value for third month equal to	3.415
I.	Third month payment (H × E)	$936.39
The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.
29

Benefits Available Under the Contract
The following table summarizes information about the benefits under the Contract.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of (a) the value of the Participant Account and
(b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans. If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
		Standard	None	•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received. •The deduction of advisory fees will reduce your death benefit.
Systematic Withdrawal Option	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to Participants who have terminated their employment with the Employer;
•Duration of payments may not extend beyond the Participant’s life expectancy;
•A Participant may not elect the Systematic Withdrawal Option if there is an outstanding Loan.

Participant Loan	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	$50 loan set-up fee and $50 annual loan administration fee	•Must be permitted by the Code and the terms of the Plan.
Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
30

Death before the Annuity Commencement Date:
•Death Prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the Termination Value of your Participant Account determined as of the day we receive Due Proof of Death or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders. “Termination Value” means the value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date less any applicable Premium Taxes not already deducted and any applicable contingent deferred Sales Charge.
•Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary will receive the Termination Value of your Participant Account as of the date we receive Due Proof of Death at our Administrative Offices.
Calculation of the death benefit: If the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or We receive new settlement instructions from the Beneficiary(ies). During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options under the Separate Account (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement.
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Participant Loans
During the Accumulation Period, a Participant under a Tax-Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We currently waive the annual loan administration fee.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
31

Federal Tax Considerations
General
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on Our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.
This summary has been prepared by Us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
Civil Unions & Domestic Partnerships
Upon your death, a surviving spouse may have certain continuation rights under the Contract that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as change of ownership or continuation of the contract after death, may be taxable to those individuals. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.
Tax Reporting
The federal, as well as state and local, tax laws and regulations require Us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by Us against your own records, and in consultation with your own tax advisor, and should notify Us if you find any discrepancies in case corrections have to be made.
Taxation of Talcott Resolution and the Separate Account
The Separate Account is taxed as part of Talcott Resolution which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See “Contract Value”). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.
Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Talcott Resolution is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Talcott Resolution is the owner of the assets from which the tax benefits are derived.
Diversification of the Separate Account
32

For certain types of Contracts, the Internal Revenue Code (“Code”) requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Underlying Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:
•no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,
•no more than 70% is represented by any two investments,
•no more than 80% is represented by any three investments and
•no more than 90% is represented by any four investments.
In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.
Tax Ownership of the Assets in the Separate Account
In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The U.S. Tax Court followed the IRS position and held that a variable contract owner would be treated for federal tax purposes as the owner of the separate account assets (Webber v. Commissioner, 14 Tax Court No. 17, June 30, 2015). The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts. The distinction between when a variable contract owner will be determined to own the separate account under the analysis of the IRS and the Tax Court can best be illustrated by the following IRS rulings.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in Our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Underlying Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, We believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, We reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
33

Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:
•A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),
•A contract acquired by the estate of a decedent by reason of such decedent’s death,
•Certain contracts acquired with respect to tax-qualified retirement arrangements,
•Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or
•A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.
A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Talcott Resolution. If withholding applies, We are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
Generation Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Talcott Resolution to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
34

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not Us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on Our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into Our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
Individual Retirement Annuities (“IRAs”)
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.
a.Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches their Required Beginning Date or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 25% penalty tax on any excess of the RMD amount over the amount actually distributed. This excise tax is reduced to 10% if a distribution of the shortfall is made within two years and to the date the excise tax is assessed or imposed by the IRS. In addition, any amount received before the Owner reaches age 59 1∕2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
35

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased Owner must generally receive distributions within 10 years of the death of the Owner. However, the life expectancy payout option (a/k/a “IRA stretch”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies. In addition, such a Plan is not required to permit such a rollover.
b.SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
c.SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 25% penalty tax for failure to make a full RMD (or reduced amount), and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If We do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of Our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with Us.
d.Roth IRAs
36

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the tenth year after such death for non-spouse designated beneficiaries or distributed over the life or life expectancy of an Eligible Designated Beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a “conversion” Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of “incidental” death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($24,500 in 2026) or 100% of the employee’s “includible compensation.” For participants over age 50, a special additional catch-up provision may be available ($8,000 in 2026 or $11,250 if the participant is age 60-63). In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. In addition, elective deferrals made by participants under a 401(k) arrangement are subject to specific distribution limitations similar to those outlined below for 403(b) plans. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
Tax-Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($24,500 in 2026) or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($8,000 in 2026 or $11,250 if the participant is age 60-63). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:
a.after the employee reaches age 59 1∕2;
b.upon the employee’s separation from service;
c.upon the employee’s death or disability;
37

d.in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed);
e.as a qualified reservist distribution upon certain calls to active duty; or
f.with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the day that such lifetime income investment may no longer be held as an investment option under the plan.
An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.
Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount, ($24,500 in 2026). The Plan may provide for additional “catch-up” contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($8,000 in 2026 or $11,250 if the participant is age 60-63); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 59 1∕2, (2) the participant has a severance from employment (including death), (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations), or (4) with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the date that such lifetime income investment may no longer be held as an investment option under the Plan.
38

Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (nongovernmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of “investment in the contract”.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.
Penalty Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform and are described in more detail below.
a.Penalty Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1∕2. However, this 10% penalty tax does not apply to a distribution that is either:
i.made to a beneficiary (or to the employee’s estate) on or after the employee’s death;
ii.attributable to the employee’s becoming disabled under Code Section 72(m)(7);
iii. part of a series of substantially equal periodic payments (not less frequently than annually  —  “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;
iv.(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);
v.(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);
vi.not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year which are not reimbursed by health insurance (without regard to whether the taxpayer deducts the unreimbursed medical expenses);
vii.certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;
39

viii.distributions of up to $5,000 from a retirement plan in the case of a birth or adoption of a child under Code Section 72(t)(2)(H); or
ix.certain designated qualified disaster distributions.
In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:
i.made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;
ii.not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7);
iii.for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8); or
iv.certain other exceptions to the 10% penalty tax.
If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1∕2 and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.
b.RMDs and 25% Penalty Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 25% penalty tax on the amount that has not been timely distributed. This excise tax is reduced to 10% if a distribution of the shortfall is made within two years and to the date the excise tax is assessed or imposed by the IRS.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of  —
i.the calendar year in which the individual attains their applicable age, or
ii.(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.
If the individual attains (1) age 70 1∕2 before 2020, the applicable age is 70 1∕2; (2) age 72 during or after 2020 but before 2023, the applicable age is 72; (3) age 72 during or after 2023 and age 73 before 2033, the applicable age is 73; or (4) age 74 after 2032, the applicable age is 75.
The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over  —
a.the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or
b.over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.
Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased plan participant Owner must generally receive distributions within 10 years of the death of the participant. However, the life expectancy payout option (a/k/a “stretch payout”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies.
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
40

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 25% penalty tax for RMDs (or reduced amount) if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or “QLAC”), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.
Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, We advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either  —
a.an RMD amount;
41

b.one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or
c.any distribution made upon hardship of the employee.
Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “Non-Roth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from Non-Roth IRA to a Roth IRA, or a “conversion” of a Non-Roth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (Non-Roth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no l-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS and to qualified Coronavirus Related Distributions.
Distribution
The Contracts are no longer offered for sale. MML Distributors, LLC (“MMLD”), a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), is the principal underwriter of the Contracts, which are sold by affiliated and unaffiliated broker-dealer, and financial institutions.
MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The principal business address of MMLD is 1295 State Street, Springfield, MA 01111.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries’ internal compensation practices.
Affiliated broker-dealers also employ individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract value.
42

Commissions
Upfront commissions paid to Financial Intermediaries generally range from 0% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract value. MMLD pays different commissions based on the Contract variation that you buy.
Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative’s compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.
Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from Ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
Additional Payments
Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with Us) to encourage the sale of this Contract and other contracts that We issue to retirement programs that We or Our affiliates offer (“Additional Payments”). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments may be used for various purposes, and may take various forms, such as:
•Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.
•Payments for inclusion of Our products on a Financial Intermediary’s “preferred list”; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting Our products and services.
•Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.
•Payment and support to Underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.
•Sales support through such things as providing hardware and software, operational and systems integration, links to Our website from a Financial Intermediary’s websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
•“Due diligence” payments for a Financial Intermediary’s examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
•Occasional meals and entertainment, tickets to sporting events and other gifts.
More Information
Modification of the Contracts
Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.On or after the fifth anniversary of any contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred Sales Charges which are applicable at the time a Participant’s Account is established under a contract, will continue to be applicable.
43

We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Talcott Resolution may also make appropriate endorsement in the Contract to reflect such modification.
A contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a contract. In this context, such modifications would have become effective on or before that anniversary.
Upon suspension, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant’s Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a contract will not preclude a Contract Owner from applying existing Participant’s Accounts to the purchase of Fixed or Variable Annuity benefits.
Reservation of Rights Under the Contract
We may, at Our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, We are not waiving it. We may decide to exercise a right or a reservation that We previously did not exercise.
Legal Proceeding
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Separate Account, the ability of the Principal Underwriter to perform its contract with the Separate Account, or the ability of the Company to meet its obligations under the Contracts.
44

Appendix A – Underlying Funds
The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Foreign Large Value	AB VPS International Value Portfolio - Class B	1.17%	41.27%	10.19%	6.37%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
US Insurance Large Growth	American Funds® Insurance Series® Growth Fund - Class 2	0.59%	20.23%	13.37%	17.97%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class I Shares	0.14%	17.72%	14.28%	14.63%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Insurance Moderate Allocation	Calvert VP SRI Balanced Portfolio - Class I	0.64%	11.48%	8.60%	9.81%
	Adviser: Calvert Research and Management
	Subadviser: N/A
US Insurance Moderate Allocation	Fidelity® VIP Asset Manager 50% Portfolio - Initial Class* (Formerly Fidelity® VIP Asset Manager Portfolio)	0.51%	14.98%	5.67%	7.13%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
APP A-1

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Large Growth	Fidelity® VIP Contrafund® Portfolio - Initial Class	0.54%	21.52%	15.37%	15.78%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Insurance Target-Date 2015	Fidelity® VIP Freedom 2015 Portfolio℠ - Service Class 2	0.66%	11.66%	3.73%	6.33%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Target-Date 2020	Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2*	0.69%	12.99%	4.57%	7.11%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Target-Date 2025	Fidelity® VIP Freedom 2025 Portfolio℠ - Service Class 2	0.71%	14.23%	5.25%	7.75%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Target-Date 2030	Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2	0.74%	15.16%	5.98%	8.61%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Target-Date 2035	Fidelity® VIP Freedom 2035 Portfolio℠ - Service Class 2	0.78%	16.42%	7.28%	9.72%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Target-Date 2040	Fidelity® VIP Freedom 2040 Portfolio℠ - Service Class 2	0.82%	18.44%	8.72%	10.59%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
APP A-2

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Target-Date 2045	Fidelity® VIP Freedom 2045 Portfolio℠ - Service Class 2	0.85%	19.53%	9.16%	10.82%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Target-Date 2050	Fidelity® VIP Freedom 2050 Portfolio℠ - Service Class 2	0.85%	19.50%	9.15%	10.81%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Target-Date Retirement	Fidelity® VIP Freedom Retirement Portfolio - Service Class 2 (Effective 4/30/2026, the Fidelity® VIP Freedom Income Portfolio was renamed to Fidelity® VIP Freedom Retirement Portfolio)	0.61%	9.31%	2.08%	4.17%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Conservative Allocation	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2*	0.62%	9.03%	3.00%	4.08%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Moderate Allocation	Fidelity® VIP FundsManager 50% Portfolio - Service Class 2*	0.74%	14.03%	5.63%	7.09%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Moderate Allocation	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2*	0.78%	15.51%	6.52%	8.03%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
APP A-3

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Moderately Aggressive Allocation	Fidelity® VIP FundsManager 70% Portfolio - Service Class 2*	0.80%	16.91%	7.58%	8.95%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Aggressive Allocation	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2*	0.83%	19.26%	8.93%	10.34%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: N/A
US Insurance Large Growth	Fidelity® VIP Growth Portfolio - Initial Class	0.55%	14.92%	13.70%	17.45%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Insurance Foreign Large Growth	Fidelity® VIP Overseas Portfolio - Initial Class	0.72%	20.39%	6.62%	7.93%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fil Investment Advisors;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (UK) Ltd;
US Insurance Moderately Conservative Allocation	Franklin Income VIP Fund - Class 2	0.72%	12.56%	7.66%	7.30%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
APP A-4

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.)	0.66%	12.14%	8.20%	8.97%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Blend	Hartford Capital Appreciation HLS Fund - Class IA (Closed to Contracts issued on or about 1/3/2005)	0.68%	13.72%	9.96%	11.93%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IA (Closed to Contracts issued on or about 6/13/2008)	0.60%	14.32%	12.07%	13.46%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.66%	17.49%	12.68%	12.48%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Foreign Large Blend	Hartford International Opportunities HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.)	0.77%	30.41%	6.86%	8.14%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
APP A-5

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Hartford Small Cap Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.)	0.65%	6.83%	1.27%	8.66%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Blend	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.)	0.51%	7.97%	8.44%	10.98%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.)	0.52%	7.30%	-0.04%	2.75%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.)	0.45%	4.51%	2.88%	2.21%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Insurance Large Value	Invesco V.I. Comstock Fund - Series II	1.01%	17.14%	15.14%	11.67%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
APP A-6

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Moderate Allocation	Invesco V.I. Equity and Income Fund - Series II	0.82%	12.52%	8.68%	8.64%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Insurance Global Large-Stock Growth	Invesco V.I. Global Fund - Series II	1.06%	15.01%	7.01%	10.72%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Insurance Mid-Cap Growth	LVIP American Century Capital Appreciation Fund - Standard Class II*	0.79%	6.72%	5.16%	11.47%
	Adviser: Lincoln Financial Investments Corporation
	Subadviser: American Century Investment Management Inc
US Insurance Mid-Cap Growth	Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio - Class II*	1.05%	12.44%	-5.46%	14.04%
	Adviser: Morgan Stanley Investment Management, Inc.
	Subadviser: N/A
US Insurance Inflation-Protected Bond	PIMCO VIT Real Return Portfolio - Administrative Class	1.39%	7.85%	1.21%	3.21%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
US Insurance Small Value	Putnam VT Small Cap Value Fund - Class IB	1.03%	5.27%	10.99%	9.13%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
US Insurance Small Value	Royce Capital Fund - Small-Cap Portfolio - Investment Class	1.18%	8.93%	10.66%	7.88%
	Adviser: Royce & Associates, LP
	Subadviser: N/A
APP A-7

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Mid-Cap Value	Victory Pioneer Mid Cap Value VCT Portfolio - Class II* (Formerly Pioneer Mid Cap Value VCT Portfolio)	1.01%	10.86%	10.88%	8.73%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
HV-1524
APP A-8

The Statement of Additional Information (“SAI”), which is incorporated by reference into this Prospectus, includes additional information about the Separate Account and the Contract. The SAI is available without charge, upon request. To request copies of the SAI and make other inquiries about your Contracts, call us at (844) 804-8989. Copies of the SAI and other information are also available on the following website https://plan.empower.com/plancloudws/fundprospectus and by e-mail request to participantservices@empower.com. Reports and other information about the Separate Account and the Contract are available on the Commission’s website at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
C000007835

Statement of Additional Information
DC Variable Account-I and Separate Account Two (DC-II)
Group Variable Annuity Contracts
HV-1524
Issued by
Talcott Resolution Life Insurance Company
One American Row, Hartford, CT 06103
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus. The SAI is available without charge, upon request. To request copies of the SAI and make other inquiries about your Contracts, call us at (844) 804-8989. Copies of the SAI and other information are also available on the following website https://plan.empower-retirement.com/plancloudws/fundprospectus and by e-mail request to participantservices@empower.com. Reports and other information about the Separate Account and the Contract are available on the Commission’s website at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Date of Prospectus: May 1, 2026
Date of Statement of Additional Information: May 1, 2026

General Information
In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the “Glossary of Special Terms.”
Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company (the “Company”) is a stock life insurance company originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently re-domiciled to Connecticut. Talcott Resolution Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. In June 2018, the Company changed its name from Hartford Life Insurance Company to Talcott Resolution Life Insurance Company.
Our corporate offices are located at One American Row, Hartford, CT 06103.
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement and administrative services agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On December 20, 2020, MassMutual entered into a reinsurance agreement and subcontractor administrative services agreement with Great-West Life & Annuity Insurance (“Great-West”) to further re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts. On September 2, 2022, Great-West Life & Annuity Insurance Company was re-named Empower Annuity and Insurance Company of America (“Empower”).
Empower has primary responsibility for administration of the Contract and the Separate Account. Empower or its affiliates may also provide recordkeeping and other service to the Plan for which they receive compensation from Plan assets.
Talcott Resolution Life Insurance Company is a direct, wholly owned subsidiary of Talcott Resolution Life, Inc., a Delaware corporation, and an indirect subsidiary of Talcott Holdings, L.P., a Delaware limited partnership. Our ultimate parent is Talcott Financial Group Investments, LLC. (“TFGI”), a Bermuda exempted limited liability company. We are ultimately controlled by A. Michael Muscolino and Alan Waxman.
Non-Principal Risks of Investing in the Contract
Material weaknesses in the Company’s internal controls over financial reporting may increase the risk of financial statement errors.
As previously disclosed, management determined that there was a material weakness in the Company’s controls over the financial accounting and reporting for intercompany reinsurance, which was identified in connection with the restatement of the Company’s audited financial statements for the fiscal year ended December 31, 2022. The restatement corrected an error related to the accounting associated with affiliated reinsurance agreements entered into between the Company and its parent TR Re, Ltd., in which certain of the Company’s liabilities were reinsured to TR Re. During 2023, in the course of management’s continued assessment of internal controls, management has also determined there to be a material weakness in the implementation of control activities designed to reduce risks associated with changes to the Company’s control environment, stemming from significant changes in our business, regulatory requirements, or operations. The Company has taken steps to remediate these matters, including to enhance its processes and procedures related to the appropriate accounting for intercompany reinsurance, and to improve its overall control activities aimed at reducing risks associated with changes to its control environment. The Company believes these changes will remediate the material weaknesses but if the Company's enhancements in internal controls fail to remediate the material weaknesses, or if the Company experiences additional internal control weaknesses, there could be a greater risk that current or future financial statements may not be accurate.
Legal Matters
All matters of applicable state law pertaining to the Contracts, including the Company’s right to issue the Contracts, have been passed upon by the Company’s Chief Compliance Officer. Eversheds Sutherland (USA) LLP of Washington, DC has provided advice on certain matters relating to the federal securities laws.

Services
A.Safekeeping of Separate Account Assets
Talcott Resolution holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Talcott Resolution’s general corporate assets. Records are maintained of all purchases and redemptions of the underlying Fund shares held in each of the Sub-Accounts.
B.Independent Registered Public Accounting Firm
The financial statements of each of the Sub-Accounts of Talcott Resolution Life Insurance Company Separate Account Two as of December 31, 2025, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report. Such financial statements are included in reliance upon the report of such firm given their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.
The financial statements and financial highlights of each of the Sub-Accounts of Talcott Resolution Life Insurance Company DC Variable Account I as of and for the year or period ended December 31, 2025, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report. Such financial statements and financial highlights are included in reliance upon the report of such firm given their authority as experts in accounting and auditing.
Deloitte & Touche LLP, 1601 Wewatta Street, Suite 400, Denver, Colorado 80202, serves as the independent registered public accounting firm of Talcott Resolution Life Insurance Company DC Variable Account I.
C.Independent Auditor
The statutory-basis financial statements and the related financial statement schedules of Talcott Resolution Life Insurance Company as of December 31, 2025 and 2024, and for each of the three years in the period ended December 31, 2025, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent auditor, as stated in their report, which expresses an unmodified opinion on the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Connecticut Insurance Department and an adverse opinion on the accounting principles generally accepted in the United States of America. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.
D.Principal Underwriter
Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC (“MMLD”) under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company (“MassMutual”), the administrator of the Contracts. The principal business address of MMLD is 1295 State Street, Springfield, MA 01111. MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2025, 2024, and 2023, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.
Withholding
Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.
Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special “backup withholding” rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a “TIN” or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.
4

We may be required to withhold at a rate of 30% under the Foreign Account Tax Compliance Act (“FATCA”) on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.

5

Financial Statements
The financial statements for Talcott Resolution Life Insurance Company DC Variable Account-I and Talcott Resolution Life Insurance Company Separate Account Two and the consolidated financial statements and supplemental information of Talcott Resolution Life Insurance Company as of December 31, 2025 and for the period then ended, are included herein.
6

TALCOTT RESOLUTION LIFE INSURANCE COMPANY DC VARIABLE ACCOUNT I
APPENDIX A
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Contract Owners of Talcott Resolution Life Insurance Company DC Variable Account I and the Board of Directors of Empower Annuity Insurance Company of America & Empower Life & Annuity Insurance Company of New York
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the Sub-Accounts listed in Appendix A of Talcott Resolution Life Insurance Company DC Variable Account I (the “Separate Account”), as of December 31, 2025, the related statements of operations and changes in net assets for each of the periods indicated in Appendix A, and the related notes, which include the financial highlights (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account as of December 31, 2025, and the results of their operations and the changes in their net assets for each of the periods indicated in Appendix A in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended December 31, 2021, were audited by other auditors, whose report, dated April 21, 2022, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.
/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
April 21, 2026
We have served as the auditor of one or more separate accounts sponsored by Talcott Resolution Life Insurance Company since 2002.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY DC VARIABLE ACCOUNT I
APPENDIX A

Sub-Account	Statement of assets and liabilities	Statement of operations	Statement of changes in net assets
AB Variable Products Series Fund, Inc. International Value Portfolio - Class B	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds® Insurance Series® Growth Fund - Class 2	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock S&P 500 Index V.I. Fund - Class I Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Calvert VP SRI Balanced Portfolio - Class I	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Contrafund® Portfolio - Initial Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Freedom 2025 Portfolio℠ - Service Class 2	December 31, 2025	For the period from April 7, 2025 (commencement of operations) to December 31, 2025	For the period from April 7, 2025 (commencement of operations) to December 31, 2025
Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2	December 31, 2025	For the period from April 7, 2025 (commencement of operations) to December 31, 2025	For the period from April 7, 2025 (commencement of operations) to December 31, 2025
Franklin Income VIP Fund - Class 2	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford Balanced HLS Fund - Class IA	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford Capital Appreciation HLS Fund - Class IA	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford Disciplined Equity HLS Fund - Class IA	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford Dividend and Growth HLS Fund - Class IA	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford International Opportunities HLS Fund - Class IA	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford Small Cap Growth HLS Fund - Class IA	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford Stock HLS Fund - Class IA	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford Total Return Bond HLS Fund - Class IA	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford Ultrashort Bond HLS Fund - Class IA	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco V.I. Comstock Fund - Series II	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco V.I. Global Fund - Series II	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio - Class II	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Morgan Stanley Variable Insurance Fund, Inc.- U.S. Real Estate Portfolio - Class II	N/A	N/A	For the period from January 1, 2024 to December 10, 2024
PIMCO VIT Real Return Portfolio - Administrative Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Putnam VT Small Cap Value Fund - Class IB	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Royce Capital Fund - Small-Cap Portfolio - Investment Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Victory Pioneer Mid Cap Value VCT Portfolio - Class II (formerly, Pioneer Mid Cap Value VCT Portfolio - Class II)	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

DC Variable Account I
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	AB Variable Products Series Fund, Inc. International Value Portfolio - Class B	American Funds® Insurance Series® Growth Fund - Class 2	BlackRock S&P 500 Index V.I. Fund - Class I Shares	Calvert VP SRI Balanced Portfolio - Class I	Fidelity® VIP Contrafund® Portfolio - Initial Class
Assets:
Investments:
Number of shares	523	161	21,982	21,775	118
Cost	$7,875	$18,861	$622,628	$44,742	$5,625
Market value	$10,886	$22,389	$848,275	$62,059	$7,089
Due from (due to) the Sponsor Company	3	(4)	—	—	3
Receivable from fund shares sold	1	4	158	17	—
Purchase payments receivable	—	—	—	—	—
Total Assets	10,890	22,389	848,433	62,076	7,092

Liabilities:
Payable for fund shares purchased	—	—	—	—	—
Redemptions payable	1	4	158	17	—
Total Liabilities	1	4	158	17	—

Net assets:
For Contract Liabilities	$10,889	$22,385	$848,275	$62,059	$7,092

Deferred contracts in the accumulation period:
Units owned by participants	790	273	32,067	5,493	102

Unit Value (Accumulation)	$13.78	$82.00	$26.45	$11.30	$69.53

The accompanying notes are an integral part of these financial statements.

DC Variable Account I
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Fidelity® VIP Freedom 2025 Portfolio℠ - Service Class 2	Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2	Franklin Income VIP Fund - Class 2	Hartford Balanced HLS Fund - Class IA	Hartford Capital Appreciation HLS Fund - Class IA
Assets:
Investments:
Number of shares	2,049	3,275	1,085	43,168	28,627
Cost	$30,121	$49,287	$16,584	$976,885	$1,322,685
Market value	$34,961	$57,415	$16,443	$1,263,951	$1,523,818
Due from (due to) the Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	4	22	1	84	366
Purchase payments receivable	—	—	—	—	—
Total Assets	34,965	57,437	16,444	1,264,035	1,524,184

Liabilities:
Payable for fund shares purchased	—	—	—	—	—
Redemptions payable	4	22	1	84	366
Total Liabilities	4	22	1	84	366

Net assets:
For Contract Liabilities	$34,961	$57,415	$16,443	$1,263,951	$1,523,818

Deferred contracts in the accumulation period:
Units owned by participants	787	1,143	598	49,893	15,266

Unit Value (Accumulation)	$44.42	$50.23	$27.50	$25.33	$99.82

The accompanying notes are an integral part of these financial statements.

DC Variable Account I
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Hartford Disciplined Equity HLS Fund - Class IA	Hartford Dividend and Growth HLS Fund - Class IA	Hartford International Opportunities HLS Fund - Class IA	Hartford Small Cap Growth HLS Fund - Class IA	Hartford Stock HLS Fund - Class IA
Assets:
Investments:
Number of shares	610	17,131	10,380	886	4,657
Cost	$10,121	$378,406	$152,052	$24,932	$312,839
Market value	$14,139	$391,782	$213,520	$21,782	$434,627
Due from (due to) the Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	—	80	28	2	128
Purchase payments receivable	—	—	—	—	—
Total Assets	14,139	391,862	213,548	21,784	434,755

Liabilities:
Payable for fund shares purchased	—	—	—	—	—
Redemptions payable	—	80	28	2	128
Total Liabilities	—	80	28	2	128

Net assets:
For Contract Liabilities	$14,139	$391,782	$213,520	$21,782	$434,627

Deferred contracts in the accumulation period:
Units owned by participants	787	22,437	31,295	554	5,006

Unit Value (Accumulation)	$17.97	$17.46	$6.82	$39.32	$86.82

The accompanying notes are an integral part of these financial statements.

DC Variable Account I
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Hartford Total Return Bond HLS Fund - Class IA	Hartford Ultrashort Bond HLS Fund - Class IA	Invesco V.I. Comstock Fund - Series II	Invesco V.I. Global Fund - Series II	Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio - Class II
Assets:
Investments:
Number of shares	17,533	7,097	135	1,567	21,166
Cost	$179,403	$72,689	$2,597	$59,303	$201,918
Market value	$168,142	$73,312	$2,872	$56,874	$136,097
Due from (due to) the Sponsor Company	—	—	—	4	7
Receivable from fund shares sold	23	19	—	5	21
Purchase payments receivable	—	—	—	—	—
Total Assets	168,165	73,331	2,872	56,883	136,125

Liabilities:
Payable for fund shares purchased	—	—	—	—	—
Redemptions payable	23	19	—	5	21
Total Liabilities	23	19	—	5	21

Net assets:
For Contract Liabilities	$168,142	$73,312	$2,872	$56,878	$136,104

Deferred contracts in the accumulation period:
Units owned by participants	14,485	18,249	67	1,480	2,420

Unit Value (Accumulation)	$11.61	$4.02	$42.87	$38.43	$56.24

The accompanying notes are an integral part of these financial statements.

DC Variable Account I
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	PIMCO VIT Real Return Portfolio - Administrative Class	Putnam VT Small Cap Value Fund - Class IB	Royce Capital Fund - Small-Cap Portfolio - Investment Class	Victory Pioneer Mid Cap Value VCT Portfolio - Class II (1)
Assets:
Investments:
Number of shares	2,123	460	288	359
Cost	$28,081	$5,395	$2,843	$5,079
Market value	$25,502	$4,972	$2,714	$4,013
Due from (due to) the Sponsor Company	—	—	—	—
Receivable from fund shares sold	4	1	—	—
Purchase payments receivable	—	—	—	—
Total Assets	25,506	4,973	2,714	4,013

Liabilities:
Payable for fund shares purchased	—	—	—	—
Redemptions payable	4	1	—	—
Total Liabilities	4	1	—	—

Net assets:
For Contract Liabilities	$25,502	$4,972	$2,714	$4,013

Deferred contracts in the accumulation period:
Units owned by participants	1,472	171	94	125

Unit Value (Accumulation)	$17.32	$29.08	$28.87	$32.10

(1) Pioneer Mid Cap Value VCT Portfolio - Class II, name changed to Victory Pioneer Mid Cap Value VCT Portfolio - Class II, effective April 01, 2025.
The accompanying notes are an integral part of these financial statements.

DC Variable Account I
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year Ended December 31, 2025

	SUB-ACCOUNTS
	AB Variable Products Series Fund, Inc. International Value Portfolio - Class B	American Funds® Insurance Series® Growth Fund - Class 2	BlackRock S&P 500 Index V.I. Fund - Class I Shares	Calvert VP SRI Balanced Portfolio - Class I	Fidelity® VIP Contrafund® Portfolio - Initial Class
Investment income:
Dividends	$353	$8	$9,092	$963	$9

Expenses:
Mortality and expense risk charges	255	110	6,863	527	66
Net investment income (loss)	98	(102)	2,229	436	(57)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	7,321	126	36,037	310	607
Realized gain distributions	—	422	44,456	3,159	1,121
Change in net unrealized appreciation (depreciation) on investments	2,264	1,848	18,350	2,018	(325)
Net gain (loss) on investments	9,585	2,396	98,843	5,487	1,403
Net increase (decrease) in net assets resulting from operations	$9,683	$2,294	$101,072	$5,923	$1,346

The accompanying notes are an integral part of these financial statements.

DC Variable Account I
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year Ended December 31, 2025

	SUB-ACCOUNTS
	Fidelity® VIP Freedom 2025 Portfolio℠ - Service Class 2 (1)	Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2 (2)	Franklin Income VIP Fund - Class 2	Hartford Balanced HLS Fund - Class IA	Hartford Capital Appreciation HLS Fund - Class IA
Investment income:
Dividends	$696	$1,079	$782	$24,359	$9,575

Expenses:
Mortality and expense risk charges	221	360	139	11,099	13,583
Net investment income (loss)	475	719	643	13,260	(4,008)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	27	91	(6)	30,798	36,224
Realized gain distributions	34	64	164	115,924	177,853
Change in net unrealized appreciation (depreciation) on investments	4,840	8,128	901	(29,817)	(34,167)
Net gain (loss) on investments	4,901	8,283	1,059	116,905	179,910
Net increase (decrease) in net assets resulting from operations	$5,376	$9,002	$1,702	$130,165	$175,902

(1) Fidelity® VIP Freedom 2025 Portfolio℠ - Service Class 2 commenced operations on April 07, 2025.
(2) Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2 commenced operations on April 07, 2025.
The accompanying notes are an integral part of these financial statements.

DC Variable Account I
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year Ended December 31, 2025

	SUB-ACCOUNTS
	Hartford Disciplined Equity HLS Fund - Class IA	Hartford Dividend and Growth HLS Fund - Class IA	Hartford International Opportunities HLS Fund - Class IA	Hartford Small Cap Growth HLS Fund - Class IA	Hartford Stock HLS Fund - Class IA
Investment income:
Dividends	$56	$5,853	$3,184	$574	$5,092

Expenses:
Mortality and expense risk charges	132	3,185	1,616	260	3,873
Net investment income (loss)	(76)	2,668	1,568	314	1,219

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	69,187	364	1,765	(8,980)	8,891
Realized gain distributions	1,346	57,080	1,502	3,631	57,219
Change in net unrealized appreciation (depreciation) on investments	(69,396)	(4,890)	40,481	(859)	(38,082)
Net gain (loss) on investments	1,137	52,554	43,748	(6,208)	28,028
Net increase (decrease) in net assets resulting from operations	$1,061	$55,222	$45,316	$(5,894)	$29,247

The accompanying notes are an integral part of these financial statements.

DC Variable Account I
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year Ended December 31, 2025

	SUB-ACCOUNTS
	Hartford Total Return Bond HLS Fund - Class IA	Hartford Ultrashort Bond HLS Fund - Class IA	Invesco V.I. Comstock Fund - Series II	Invesco V.I. Global Fund - Series II	Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio - Class II
Investment income:
Dividends	$8,852	$3,639	$39	$—	$595

Expenses:
Mortality and expense risk charges	1,448	645	25	472	1,332
Net investment income (loss)	7,404	2,994	14	(472)	(737)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(161)	695	20	18	(6,285)
Realized gain distributions	—	—	288	10,367	—
Change in net unrealized appreciation (depreciation) on investments	2,583	(1,186)	87	(2,930)	23,317
Net gain (loss) on investments	2,422	(491)	395	7,455	17,032
Net increase (decrease) in net assets resulting from operations	$9,826	$2,503	$409	$6,983	$16,295

The accompanying notes are an integral part of these financial statements.

DC Variable Account I
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year Ended December 31, 2025

	SUB-ACCOUNTS
	PIMCO VIT Real Return Portfolio - Administrative Class	Putnam VT Small Cap Value Fund - Class IB	Royce Capital Fund - Small-Cap Portfolio - Investment Class	Victory Pioneer Mid Cap Value VCT Portfolio - Class II (3)
Investment income:
Dividends	$820	$32	$48	$71

Expenses:
Mortality and expense risk charges	218	44	23	35
Net investment income (loss)	602	(12)	25	36

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(26)	(60)	—	(55)
Realized gain distributions	—	444	185	316
Change in net unrealized appreciation (depreciation) on investments	926	(181)	(4)	73
Net gain (loss) on investments	900	203	181	334
Net increase (decrease) in net assets resulting from operations	$1,502	$191	$206	$370

(3) Pioneer Mid Cap Value VCT Portfolio - Class II, name changed to Victory Pioneer Mid Cap Value VCT Portfolio - Class II, effective April 01, 2025.
The accompanying notes are an integral part of these financial statements.

DC Variable Account I
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year Ended December 31, 2025

	SUB-ACCOUNTS
	AB Variable Products Series Fund, Inc. International Value Portfolio - Class B	American Funds® Insurance Series® Growth Fund - Class 2	BlackRock S&P 500 Index V.I. Fund - Class I Shares	Calvert VP SRI Balanced Portfolio - Class I	Fidelity® VIP Contrafund® Portfolio - Initial Class
Operations:
Net investment income (loss)	$98	$(102)	$2,229	$436	$(57)
Net realized gain (loss) on security transactions	7,321	126	36,037	310	607
Realized gain distributions	—	422	44,456	3,159	1,121
Change in net unrealized appreciation (depreciation) on investments	2,264	1,848	18,350	2,018	(325)
Net increase (decrease) in net assets resulting from operations	9,683	2,294	101,072	5,923	1,346

Unit transactions:
Purchases	—	—	1,624	242	—
Net transfers	(2,934)	15,805	34,984	—	(2,309)
Surrenders for benefit payments and fees	(24,195)	(733)	(96,944)	(600)	(197)
Contract maintenance charges	(4)	(4)	(162)	(17)	—
Net increase (decrease) in net assets resulting from unit transactions	(27,133)	15,068	(60,498)	(375)	(2,506)
Net increase (decrease) in net assets	(17,450)	17,362	40,574	5,548	(1,160)

Net assets:
Beginning of period	28,339	5,023	807,701	56,511	8,252
End of period	$10,889	$22,385	$848,275	$62,059	$7,092

The accompanying notes are an integral part of these financial statements.

DC Variable Account I
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year Ended December 31, 2025

	SUB-ACCOUNTS
	Fidelity® VIP Freedom 2025 Portfolio℠ - Service Class 2 (1)	Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2 (2)	Franklin Income VIP Fund - Class 2	Hartford Balanced HLS Fund - Class IA	Hartford Capital Appreciation HLS Fund - Class IA
Operations:
Net investment income (loss)	$475	$719	$643	$13,260	$(4,008)
Net realized gain (loss) on security transactions	27	91	(6)	30,798	36,224
Realized gain distributions	34	64	164	115,924	177,853
Change in net unrealized appreciation (depreciation) on investments	4,840	8,128	901	(29,817)	(34,167)
Net increase (decrease) in net assets resulting from operations	5,376	9,002	1,702	130,165	175,902

Unit transactions:
Purchases	—	—	—	606	5,523
Net transfers	29,589	48,435	—	—	(527)
Surrenders for benefit payments and fees	—	—	—	(101,742)	(237,376)
Contract maintenance charges	(4)	(22)	—	(84)	(377)
Net increase (decrease) in net assets resulting from unit transactions	29,585	48,413	—	(101,220)	(232,757)
Net increase (decrease) in net assets	34,961	57,415	1,702	28,945	(56,855)

Net assets:
Beginning of period	—	—	14,741	1,235,006	1,580,673
End of period	$34,961	$57,415	$16,443	$1,263,951	$1,523,818

(1) Fidelity® VIP Freedom 2025 Portfolio℠ - Service Class 2 commenced operations on April 07, 2025.
(2) Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2 commenced operations on April 07, 2025.
The accompanying notes are an integral part of these financial statements.

DC Variable Account I
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year Ended December 31, 2025

	SUB-ACCOUNTS
	Hartford Disciplined Equity HLS Fund - Class IA	Hartford Dividend and Growth HLS Fund - Class IA	Hartford International Opportunities HLS Fund - Class IA	Hartford Small Cap Growth HLS Fund - Class IA	Hartford Stock HLS Fund - Class IA
Operations:
Net investment income (loss)	$(76)	$2,668	$1,568	$314	$1,219
Net realized gain (loss) on security transactions	69,187	364	1,765	(8,980)	8,891
Realized gain distributions	1,346	57,080	1,502	3,631	57,219
Change in net unrealized appreciation (depreciation) on investments	(69,396)	(4,890)	40,481	(859)	(38,082)
Net increase (decrease) in net assets resulting from operations	1,061	55,222	45,316	(5,894)	29,247

Unit transactions:
Purchases	—	6,575	4,951	—	330
Net transfers	—	53	15,352	(25,800)	(2,016)
Surrenders for benefit payments and fees	(239,298)	(2,015)	(4,601)	(74,813)	(21,858)
Contract maintenance charges	—	(82)	(28)	(2)	(128)
Net increase (decrease) in net assets resulting from unit transactions	(239,298)	4,531	15,674	(100,615)	(23,672)
Net increase (decrease) in net assets	(238,237)	59,753	60,990	(106,509)	5,575

Net assets:
Beginning of period	252,376	332,029	152,530	128,291	429,052
End of period	$14,139	$391,782	$213,520	$21,782	$434,627

The accompanying notes are an integral part of these financial statements.

DC Variable Account I
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year Ended December 31, 2025

	SUB-ACCOUNTS
	Hartford Total Return Bond HLS Fund - Class IA	Hartford Ultrashort Bond HLS Fund - Class IA	Invesco V.I. Comstock Fund - Series II	Invesco V.I. Global Fund - Series II	Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio - Class II
Operations:
Net investment income (loss)	$7,404	$2,994	$14	$(472)	$(737)
Net realized gain (loss) on security transactions	(161)	695	20	18	(6,285)
Realized gain distributions	—	—	288	10,367	—
Change in net unrealized appreciation (depreciation) on investments	2,583	(1,186)	87	(2,930)	23,317
Net increase (decrease) in net assets resulting from operations	9,826	2,503	409	6,983	16,295

Unit transactions:
Purchases	2,317	1,090	—	—	—
Net transfers	4,904	16,988	—	5	(2,234)
Surrenders for benefit payments and fees	(416)	(65)	(101)	(70)	(11,990)
Contract maintenance charges	(23)	(19)	—	(5)	(23)
Net increase (decrease) in net assets resulting from unit transactions	6,782	17,994	(101)	(70)	(14,247)
Net increase (decrease) in net assets	16,608	20,497	308	6,913	2,048

Net assets:
Beginning of period	151,534	52,815	2,564	49,965	134,056
End of period	$168,142	$73,312	$2,872	$56,878	$136,104

The accompanying notes are an integral part of these financial statements.

DC Variable Account I
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year Ended December 31, 2025

	SUB-ACCOUNTS
	PIMCO VIT Real Return Portfolio - Administrative Class	Putnam VT Small Cap Value Fund - Class IB	Royce Capital Fund - Small-Cap Portfolio - Investment Class	Victory Pioneer Mid Cap Value VCT Portfolio - Class II (3)
Operations:
Net investment income (loss)	$602	$(12)	$25	$36
Net realized gain (loss) on security transactions	(26)	(60)	—	(55)
Realized gain distributions	—	444	185	316
Change in net unrealized appreciation (depreciation) on investments	926	(181)	(4)	73
Net increase (decrease) in net assets resulting from operations	1,502	191	206	370

Unit transactions:
Purchases	—	—	—	—
Net transfers	3,749	(496)	—	—
Surrenders for benefit payments and fees	—	(97)	(99)	(144)
Contract maintenance charges	(4)	(1)	—	—
Net increase (decrease) in net assets resulting from unit transactions	3,745	(594)	(99)	(144)
Net increase (decrease) in net assets	5,247	(403)	107	226

Net assets:
Beginning of period	20,255	5,375	2,607	3,787
End of period	$25,502	$4,972	$2,714	$4,013

(3) Pioneer Mid Cap Value VCT Portfolio - Class II, name changed to Victory Pioneer Mid Cap Value VCT Portfolio - Class II, effective April 01, 2025.
The accompanying notes are an integral part of these financial statements.

DC Variable Account I
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year Ended December 31, 2024

	SUB-ACCOUNTS
	AB VPS International Value Portfolio - Class B	American Funds Insurance Series® Growth Fund - Class 2	BlackRock S&P 500 Index V.I. Fund - Class I Shares	Calvert VP SRI Balanced Portfolio - Class I	Fidelity® VIP Contrafund® Portfolio - Initial Class
Operations:
Net investment income (loss)	$390	$(167)	$3,037	$447	$(444)
Net realized gain (loss) on security transactions	106	14,713	16,951	359	32,507
Realized gain distributions	—	1,575	32,601	957	1,212
Change in net unrealized appreciation (depreciation) on investments	511	(7,581)	103,505	7,163	(12,994)
Net increase (decrease) in net assets resulting from operations	1,007	8,540	156,094	8,926	20,281

Unit transactions:
Purchases	—	—	1,595	206	—
Net transfers	1,642	—	39,592	—	(32,813)
Surrenders for benefit payments and fees	(143)	(63,468)	(59,754)	(749)	(63,338)
Contract maintenance charges	(10)	(10)	(322)	(33)	(15)
Net increase (decrease) in net assets resulting from unit transactions	1,489	(63,478)	(18,889)	(576)	(96,166)
Net increase (decrease) in net assets	2,496	(54,938)	137,205	8,350	(75,885)

Net assets:
Beginning of period	25,843	59,961	670,496	48,161	84,137
End of period	$28,339	$5,023	$807,701	$56,511	$8,252

The accompanying notes are an integral part of these financial statements.

DC Variable Account I
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year Ended December 31, 2024

	SUB-ACCOUNTS
	Franklin Income VIP Fund - Class 2	Hartford Balanced HLS Fund - Class IA	Hartford Capital Appreciation HLS Fund - Class IA	Hartford Disciplined Equity HLS Fund - Class IA	Hartford Dividend and Growth HLS Fund - Class IA
Operations:
Net investment income (loss)	$615	$13,183	$(2,329)	$(730)	$3,399
Net realized gain (loss) on security transactions	(9)	45,706	24,014	3,437	1,513
Realized gain distributions	61	83,694	63,446	10,478	22,155
Change in net unrealized appreciation (depreciation) on investments	198	(19,815)	199,473	37,776	8,260
Net increase (decrease) in net assets resulting from operations	865	122,768	284,604	50,961	35,327

Unit transactions:
Purchases	—	584	3,691	—	4,750
Net transfers	—	—	(13,174)	—	(5,037)
Surrenders for benefit payments and fees	—	(146,985)	(158,083)	(10,091)	(7,170)
Contract maintenance charges	(5)	(177)	(813)	(20)	(183)
Net increase (decrease) in net assets resulting from unit transactions	(5)	(146,578)	(168,379)	(10,111)	(7,640)
Net increase (decrease) in net assets	860	(23,810)	116,225	40,850	27,687

Net assets:
Beginning of period	13,881	1,258,816	1,464,448	211,526	304,342
End of period	$14,741	$1,235,006	$1,580,673	$252,376	$332,029

The accompanying notes are an integral part of these financial statements.

DC Variable Account I
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year Ended December 31, 2024

	SUB-ACCOUNTS
	Hartford International Opportunities HLS Fund - Class IA	Hartford Small Cap Growth HLS Fund - Class IA	Hartford Stock HLS Fund - Class IA	Hartford Total Return Bond HLS Fund - Class IA	Hartford Ultrashort Bond HLS Fund - Class IA
Operations:
Net investment income (loss)	$979	$(681)	$2,907	$4,391	$1,767
Net realized gain (loss) on security transactions	3,808	(1,486)	24,046	(1,362)	18
Realized gain distributions	—	—	13,115	—	—
Change in net unrealized appreciation (depreciation) on investments	6,917	11,199	(6,118)	(703)	351
Net increase (decrease) in net assets resulting from operations	11,704	9,032	33,950	2,326	2,136

Unit transactions:
Purchases	3,155	—	330	1,699	997
Net transfers	(13,467)	35,490	(22,560)	(11,390)	—
Surrenders for benefit payments and fees	(5,596)	(23,708)	(35,297)	(107)	(37)
Contract maintenance charges	(51)	(15)	(307)	(54)	(37)
Net increase (decrease) in net assets resulting from unit transactions	(15,959)	11,767	(57,834)	(9,852)	923
Net increase (decrease) in net assets	(4,255)	20,799	(23,884)	(7,526)	3,059

Net assets:
Beginning of period	156,785	107,492	452,936	159,060	49,756
End of period	$152,530	$128,291	$429,052	$151,534	$52,815

The accompanying notes are an integral part of these financial statements.

DC Variable Account I
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year Ended December 31, 2024

	SUB-ACCOUNTS
	Invesco V.I. Comstock Fund - Series II	Invesco V.I. Global Fund - Series II	Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio - Class II	Morgan Stanley Variable Insurance Fund, Inc.- U.S. Real Estate Portfolio - Class II (1)	PIMCO VIT Real Return Portfolio - Administrative Class
Operations:
Net investment income (loss)	$16	$(452)	$(957)	$28	$308
Net realized gain (loss) on security transactions	16	(71)	(6,457)	(440)	(31)
Realized gain distributions	179	2,939	—	—	—
Change in net unrealized appreciation (depreciation) on investments	112	4,295	46,888	667	(74)
Net increase (decrease) in net assets resulting from operations	323	6,711	39,474	255	203

Unit transactions:
Purchases	—	—	—	—	—
Net transfers	—	—	(3,851)	(1,972)	2,302
Surrenders for benefit payments and fees	(91)	(5,220)	(264)	—	—
Contract maintenance charges	—	(18)	(46)	—	(6)
Net increase (decrease) in net assets resulting from unit transactions	(91)	(5,238)	(4,161)	(1,972)	2,296
Net increase (decrease) in net assets	232	1,473	35,313	(1,717)	2,499

Net assets:
Beginning of period	2,332	48,492	98,743	1,717	17,756
End of period	$2,564	$49,965	$134,056	$—	$20,255

(1) Morgan Stanley Variable Insurance Fund, Inc. U.S. Real Estate Porfolio - Class II ceased operations on December 10, 2024.
The accompanying notes are an integral part of these financial statements.

DC Variable Account I
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year Ended December 31, 2024

	SUB-ACCOUNTS
	Pioneer Mid Cap Value VCT Portfolio - Class II	Putnam VT Small Cap Value Fund - Class IB	Royce Small-Cap Portfolio - Investment Class
Operations:
Net investment income (loss)	$29	$112	$(129)
Net realized gain (loss) on security transactions	(50)	(2,443)	(1,818)
Realized gain distributions	221	1,164	106
Change in net unrealized appreciation (depreciation) on investments	145	1,117	951
Net increase (decrease) in net assets resulting from operations	345	(50)	(890)

Unit transactions:
Purchases	—	—	—
Net transfers	—	(152)	—
Surrenders for benefit payments and fees	(132)	(19,623)	(33,393)
Contract maintenance charges	—	(3)	(3)
Net increase (decrease) in net assets resulting from unit transactions	(132)	(19,778)	(33,396)
Net increase (decrease) in net assets	213	(19,828)	(34,286)

Net assets:
Beginning of period	3,574	25,203	36,893
End of period	$3,787	$5,375	$2,607

The accompanying notes are an integral part of these financial statements.

DC Variable Account I
Talcott Resolution Life Insurance Company

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2025

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Separate Account DC Variable Account 1 (the Separate Account), a separate investment account of Talcott Resolution Life Insurance Company (the Sponsor Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Separate Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut. The contract owners of the Sponsor Company direct their deposits into various investment options (the Sub-Accounts) within the Separate Account.
Under applicable insurance law, the assets and liabilities of each of the Sub-Accounts of the Separate Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the reserves and other contract liabilities with respect to the Separate Account is not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.
Significant Accounting Policies
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Separate Account is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following is a summary of the significant accounting policies of the Separate Account.
Security Valuation

Mutual fund investments held by the Sub-Accounts are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2025, the only investments of each of the Sub-Accounts of the Separate Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Funds of Funds Structure Risk

Since the Separate Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Separate Account. To the extent the Separate Account invests more of its assets in one underlying fund than another, the Separate Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date and the amounts distributed to the Sub-Account for its share of dividends and capital gain distributions, if any, are reinvested in additional full and fractional shares of the related mutual funds. Capital gain distributions, if any, received from the underlying mutual funds are recorded as Realized gain distributions within the Net realized and unrealized gain (loss) on investments section of the Statement of Operations of the applicable Sub-Accounts.

Contracts in Payout (annuitization period)

The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Separate Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. In 2025, the Separate Account had no contracts in the payout phase.

Federal Income Taxes

The operations of the Separate Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.
Segment Reporting
The Management Committee of the Sponsor Company evaluates third-party funds and determines the selection of funds to offer within the product offering. All funds are sourced from third-party asset managers which employ a governance structure to oversee fund strategy and performance, all of which is an element contemplated in the Separate Account Management Committee’s determination of fund offerings. Accordingly, the Management Committee acts as the Separate Account’s chief operating decision maker (CODM), assessing performance and making decisions about the product offering allocation. The CODM has determined that each Sub-Account acts as an operating segment based on the fact that the CODM monitors the operating results of the fund as a whole and that the fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Separate Account’s Statements of Assets and Liabilities, Operations, Changes in Net Assets, and Financial Highlights.
Application of Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update 2023-09 (ASU 2023-09), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Separate Account’s adoption of ASU 2023-09 did not have a material impact on the financial statements.
Due from (due to) the Sponsor Company
Due from (due to) the Sponsor Company represents the variance between investments and reserves applicable to the Sub-Account.
Purchases
Purchases received from contract owners by the Sponsor Company are credited as accumulation units, and are reported as Unit Transactions on the Statement of Changes in Net Assets of the applicable Sub-Accounts.

Surrenders, Withdrawals and Death Benefits
Surrenders for benefit payments and fees are payments to contract owners by the Sponsor Company and are reported as Unit Transactions in the Statement of Changes in Net Assets of the applicable Sub-Accounts.
Net Transfers
The amounts reported as Net transfers on the Statement of Changes in Net Assets of the applicable Sub-Accounts include transfers between Sub-Accounts of the Separate Account as well as transfers between other investment options of the Sponsor Company, not included in the Separate Account.
2. PURCHASES AND SALES OF INVESTMENTS
The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025, were as follows:

Sub-Account	Purchases	Sales
AB Variable Products Series Fund, Inc. International Value Portfolio - Class B	$2,266	$29,304
American Funds® Insurance Series® Growth Fund - Class 2	16,240	848
BlackRock S&P 500 Index V.I. Fund - Class I Shares	165,774	179,587
Calvert VP SRI Balanced Portfolio - Class I	4,364	1,144
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,131	2,576
Fidelity® VIP Freedom 2025 Portfolio℠ - Service Class 2	30,319	225
Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2	49,987	791
Franklin Income VIP Fund - Class 2	947	140
Hartford Balanced HLS Fund - Class IA	140,889	112,925
Hartford Capital Appreciation HLS Fund - Class IA	199,668	258,580
Hartford Disciplined Equity HLS Fund - Class IA	1,403	239,431
Hartford Dividend and Growth HLS Fund - Class IA	71,426	7,147
Hartford International Opportunities HLS Fund - Class IA	28,919	10,175
Hartford Small Cap Growth HLS Fund - Class IA	4,205	100,875
Hartford Stock HLS Fund - Class IA	62,641	27,875
Hartford Total Return Bond HLS Fund - Class IA	16,499	2,313
Hartford Ultrashort Bond HLS Fund - Class IA	37,743	16,755
Invesco V.I. Comstock Fund - Series II	327	126
Invesco V.I. Global Fund - Series II	10,367	546
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio - Class II	885	15,876
PIMCO VIT Real Return Portfolio - Administrative Class	4,568	221
Putnam VT Small Cap Value Fund - Class IB	477	639
Royce Capital Fund - Small-Cap Portfolio - Investment Class	232	121
Victory Pioneer Mid Cap Value VCT Portfolio - Class II	387	179

3. CHANGES IN UNITS OUTSTANDING
The changes in units outstanding for the year ended December 31, 2025, were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
AB Variable Products Series Fund, Inc. International Value Portfolio - Class B	—	2,089	(2,089)
American Funds® Insurance Series® Growth Fund - Class 2	209	9	200
BlackRock S&P 500 Index V.I. Fund - Class I Shares	825	4,381	(3,556)
Calvert VP SRI Balanced Portfolio - Class I	23	56	(33)
Fidelity® VIP Contrafund® Portfolio - Initial Class	—	41	(41)
Fidelity® VIP Freedom 2025 Portfolio℠ - Service Class 2	787	—	787
Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2	1,143	—	1,143
Franklin Income VIP Fund - Class 2	—	—	—
Hartford Balanced HLS Fund - Class IA	26	4,310	(4,284)
Hartford Capital Appreciation HLS Fund - Class IA	76	2,657	(2,581)
Hartford Disciplined Equity HLS Fund - Class IA	—	15,124	(15,124)
Hartford Dividend and Growth HLS Fund - Class IA	511	214	297
Hartford International Opportunities HLS Fund - Class IA	3,868	1,466	2,402
Hartford Small Cap Growth HLS Fund - Class IA	—	2,903	(2,903)
Hartford Stock HLS Fund - Class IA	4	285	(281)
Hartford Total Return Bond HLS Fund - Class IA	641	37	604
Hartford Ultrashort Bond HLS Fund - Class IA	4,654	21	4,633
Invesco V.I. Comstock Fund - Series II	—	3	(3)
Invesco V.I. Global Fund - Series II	—	2	(2)
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio - Class II	—	236	(236)
PIMCO VIT Real Return Portfolio - Administrative Class	223	—	223
Putnam VT Small Cap Value Fund - Class IB	—	22	(22)
Royce Capital Fund - Small-Cap Portfolio - Investment Class	—	3	(3)
Victory Pioneer Mid Cap Value VCT Portfolio - Class II	—	5	(5)

The changes in units outstanding for the year ended December 31, 2024, were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
AB Variable Products Series Fund, Inc. International Value Portfolio - Class B	167	15	152
American Funds® Insurance Series® Growth Fund - Class 2	—	1,064	(1,064)
BlackRock S&P 500 Index V.I. Fund - Class I Shares	1,895	2,855	(960)
Calvert VP SRI Balanced Portfolio - Class I	22	78	(56)
Fidelity® VIP Contrafund® Portfolio - Initial Class	—	1,792	(1,792)
Franklin Income VIP Fund - Class 2	—	—	—
Hartford Balanced HLS Fund - Class IA	27	6,711	(6,684)
Hartford Capital Appreciation HLS Fund - Class IA	45	2,056	(2,011)
Hartford Disciplined Equity HLS Fund - Class IA	—	657	(657)
Hartford Dividend and Growth HLS Fund - Class IA	326	845	(519)
Hartford International Opportunities HLS Fund - Class IA	601	3,611	(3,010)
Hartford Small Cap Growth HLS Fund - Class IA	888	678	210
Hartford Stock HLS Fund - Class IA	4	732	(728)
Hartford Total Return Bond HLS Fund - Class IA	156	1,050	(894)
Hartford Ultrashort Bond HLS Fund - Class IA	262	19	243
Invesco V.I. Comstock Fund - Series II	—	2	(2)
Invesco V.I. Global Fund - Series II	—	168	(168)
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio - Class II	—	92	(92)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio - Class II	—	98	(98)
PIMCO VIT Real Return Portfolio - Administrative Class	141	—	141
Pioneer Mid Cap Value VCT Portfolio - Class II	—	5	(5)
Putnam VT Small Cap Value Fund - Class IB	—	759	(759)
Royce Capital Fund - Small-Cap Portfolio - Investment Class	—	1,312	(1,312)

4. EXPENSES
Deductions for Assumption of Mortality and Expense Risk

The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 0.90% of the Sub-Account’s average daily net assets. These charges are recorded as Mortality and expense risk charges in the Statement of Operations of the applicable Sub-Accounts.
Contract Maintenance Charges

An annual maintenance fee up to $25 may be charged. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in Contract maintenance charges on the accompanying Statement of Changes in Net Assets.
Deductions for Premium Taxes
If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in Surrenders for benefit payments and fees on the accompanying Statement of Changes in Net Assets.
5. SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2025, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued, April 21, 2026. No subsequent events requiring adjustments or disclosures have occurred.

6. FINANCIAL HIGHLIGHTS
For each active Sub-Account of the Separate Account, the accumulation units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds), and total return ratios for each year or period ended December 31 are included on the following pages. Unit values in the financial highlights are presented in order from the unit value associated with the highest expense ratio to the unit value associated with the lowest expense ratio. Because unit values on the Statement of Assets and Liabilities are calculated on an aggregated basis, they may not fall within the ranges presented in the financial highlights. Prior to December 31, 2023, the Sub-Account was presented at the Fund level. For years ended December 31, 2024 and 2025, the Sub-Account is being presented at the share class level.

The Expense Ratios are presented as a range from lowest to highest and represent the annualized contract expenses of the respective Sub-Accounts of the Separate Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Sub-Accounts with a date notation indicate the effective date that the investment option was available in the Separate Account. As the total returns for the Sub-Accounts of the Separate Account are presented as a range based on product groupings representing the highest and lowest expense ratios, total returns for individual contracts may not fall within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests. As of December 31, 2022, the investment income ratio is no longer being shown as a range.

	At December 31					For the year ended December 31
	Units (000s)	Unit Value			Net Assets (000s)	Investment Income Ratio			Expense Ratio			Total Return Ratio
									Lowest	—	Highest

	AB Variable Products Series Fund, Inc. International Value Portfolio - Class B
2025	790	$13.78	to	$13.78	$10,889	1.25%			0.90%	to	0.90%	40.01%	to	40.01%
2024	2,879	$9.84	to	$9.84	$28,339	2.35%			0.90%	to	0.90%	3.87%	to	3.87%
2023	2,727	$9.48	to	$9.48	$25,843	0.76%			0.90%	to	0.90%	13.81%	to	13.81%
2022	2,499	$8.33	to	$8.33	$20,808	4.08%			0.90%	to	0.90%	(14.57)%	to	(14.57)%
2021	2,636	$9.75	to	$9.75	$25,696	1.76%	to	1.76%	0.90%	to	0.90%	9.86%	to	9.86%

	American Funds® Insurance Series® Growth Fund - Class 2
2025	273	$81.96	to	$81.96	$22,385	0.06%			0.90%	to	0.90%	19.15%	to	19.15%
2024	73	$68.78	to	$68.78	$5,023	0.38%			0.90%	to	0.90%	30.44%	to	30.44%
2023	1,137	$52.73	to	$52.73	$59,961	0.37%			0.90%	to	0.90%	37.25%	to	37.25%
2022	1,140	$38.42	to	$38.42	$43,798	0.32%			0.90%	to	0.90%	(30.56)%	to	(30.56)%
2021	1,144	$55.33	to	$55.33	$63,300	0.22%	to	0.22%	0.90%	to	0.90%	20.90%	to	20.90%

	BlackRock S&P 500 Index V.I. Fund - Class I Shares
2025	32,067	$26.45	to	$26.45	$848,275	1.19%			0.90%	to	0.90%	16.67%	to	16.67%
2024	35,623	$22.67	to	$22.67	$807,701	1.31%			0.90%	to	0.90%	23.71%	to	23.71%
2023	36,583	$18.33	to	$18.33	$670,496	1.37%			0.90%	to	0.90%	25.09%	to	25.09%
2022	34,311	$14.65	to	$14.65	$502,701	1.27%			0.90%	to	0.90%	(18.96)%	to	(18.96)%
2021	37,606	$18.08	to	$18.08	$679,892	1.25%	to	1.25%	0.90%	to	0.90%	27.38%	to	27.38%

	At December 31					For the year ended December 31
	Units (000s)	Unit Value			Net Assets (000s)	Investment Income Ratio			Expense Ratio			Total Return Ratio
									Lowest	—	Highest

	Calvert VP SRI Balanced Portfolio - Class I
2025	5,493	$11.30	to	$11.30	$62,059	1.64%			0.90%	to	0.90%	10.48%	to	10.48%
2024	5,526	$10.23	to	$10.23	$56,511	1.74%			0.90%	to	0.90%	18.54%	to	18.54%
2023	5,582	$8.63	to	$8.63	$48,161	1.69%			0.90%	to	0.90%	15.78%	to	15.78%
2022	5,202	$7.45	to	$7.45	$38,764	1.22%			0.90%	to	0.90%	(16.17)%	to	(16.17)%
2021	5,252	$8.89	to	$8.89	$46,695	1.12%	to	1.12%	0.90%	to	0.90%	14.09%	to	14.09%

	Fidelity® VIP Contrafund® Portfolio - Initial Class
2025	102	$69.41	to	$69.41	$7,092	0.12%			0.90%	to	0.90%	20.39%	to	20.39%
2024	143	$57.66	to	$57.66	$8,252	0.08%			0.90%	to	0.90%	32.59%	to	32.59%
2023	1,935	$43.49	to	$43.49	$84,137	0.51%			0.90%	to	0.90%	32.26%	to	32.26%
2022	1,905	$32.88	to	$32.88	$62,623	0.56%			0.90%	to	0.90%	(26.97)%	to	(26.97)%
2021	1,294	$45.02	to	$45.02	$58,242	0.06%	to	0.06%	0.90%	to	0.90%	26.69%	to	26.69%

	Fidelity® VIP Freedom 2025 Portfolio℠ - Service Class 2 (1)
2025	787	$44.41	to	$44.41	$34,961	2.08%			0.90%	to	0.90%	13.21%	to	13.21%
(1) Fidelity® VIP Freedom 2025 Portfolio℠ - Service Class 2 commenced operations on April 07, 2025.

	Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2 (2)
2025	1,143	$50.23	to	$50.23	$57,415	1.98%			0.90%	to	0.90%	14.13%	to	14.13%
(2) Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2 commenced operations on April 07, 2025.

	Franklin Income VIP Fund - Class 2
2025	598	$27.50	to	$27.50	$16,443	5.06%			0.90%	to	0.90%	11.55%	to	11.55%
2024	598	$24.65	to	$24.65	$14,741	5.17%			0.90%	to	0.90%	6.24%	to	6.24%
2023	598	$23.21	to	$23.21	$13,881	5.58%			0.90%	to	0.90%	7.65%	to	7.65%
2022	798	$21.56	to	$21.56	$17,195	4.85%			0.90%	to	0.90%	(6.32)%	to	(6.32)%
2021	798	$23.01	to	$23.01	$18,358	4.65%	to	4.65%	0.90%	to	0.90%	15.71%	to	15.71%

	Hartford Balanced HLS Fund - Class IA
2025	49,893	$25.33	to	$25.33	$1,263,951	1.97%			0.90%	to	0.90%	11.13%	to	11.13%
2024	54,177	$22.80	to	$22.80	$1,235,006	1.95%			0.90%	to	0.90%	10.21%	to	10.21%
2023	60,861	$20.68	to	$20.68	$1,258,816	1.69%			0.90%	to	0.90%	13.75%	to	13.75%
2022	74,565	$18.18	to	$18.18	$1,355,790	1.74%			0.90%	to	0.90%	(14.20)%	to	(14.20)%
2021	81,334	$21.19	to	$21.19	$1,723,616	0.98%	to	0.98%	0.90%	to	0.90%	18.57%	to	18.57%

	Hartford Capital Appreciation HLS Fund - Class IA
2025	15,266	$99.82	to	$99.82	$1,523,818	0.63%			0.90%	to	0.90%	12.70%	to	12.70%
2024	17,847	$88.57	to	$88.57	$1,580,673	0.76%			0.90%	to	0.90%	20.10%	to	20.10%
2023	19,858	$73.74	to	$73.74	$1,464,448	0.80%			0.90%	to	0.90%	18.93%	to	18.93%
2022	25,654	$62.01	to	$62.01	$1,590,773	0.88%			0.90%	to	0.90%	(16.06)%	to	(16.06)%
2021	30,177	$73.87	to	$73.87	$2,229,105	0.46%	to	0.46%	0.90%	to	0.90%	13.73%	to	13.73%

	Hartford Disciplined Equity HLS Fund - Class IA
2025	787	$17.97	to	$17.97	$14,139	0.42%			0.90%	to	0.90%	13.30%	to	13.30%
2024	15,911	$15.86	to	$15.86	$252,376	0.60%			0.90%	to	0.90%	24.24%	to	24.24%
2023	16,568	$12.77	to	$12.77	$211,526	0.83%			0.90%	to	0.90%	20.16%	to	20.16%
2022	17,285	$10.63	to	$10.63	$183,651	0.85%			0.90%	to	0.90%	(19.68)%	to	(19.68)%
2021	22,930	$13.23	to	$13.23	$303,343	0.57%	to	0.57%	0.90%	to	0.90%	24.39%	to	24.39%

	At December 31					For the year ended December 31
	Units (000s)	Unit Value			Net Assets (000s)	Investment Income Ratio			Expense Ratio			Total Return Ratio
									Lowest	—	Highest

	Hartford Dividend and Growth HLS Fund - Class IA
2025	22,437	$17.46	to	$17.46	$391,782	1.65%			0.90%	to	0.90%	16.43%	to	16.43%
2024	22,140	$15.00	to	$15.00	$332,029	1.94%			0.90%	to	0.90%	11.65%	to	11.65%
2023	22,659	$13.43	to	$13.43	$304,342	0.97%			0.90%	to	0.90%	13.16%	to	13.16%
2022	44,984	$11.87	to	$11.87	$533,945	1.45%			0.90%	to	0.90%	(9.75)%	to	(9.75)%
2021	57,428	$13.15	to	$13.15	$755,303	1.11%	to	1.11%	0.90%	to	0.90%	30.81%	to	30.81%

	Hartford International Opportunities HLS Fund - Class IA
2025	31,295	$6.82	to	$6.82	$213,520	1.77%			0.90%	to	0.90%	29.24%	to	29.24%
2024	28,893	$5.28	to	$5.28	$152,530	1.51%			0.90%	to	0.90%	7.42%	to	7.42%
2023	31,903	$4.91	to	$4.91	$156,785	1.14%			0.90%	to	0.90%	10.72%	to	10.72%
2022	30,395	$4.44	to	$4.44	$134,917	1.65%			0.90%	to	0.90%	(18.88)%	to	(18.88)%
2021	30,943	$5.47	to	$5.47	$169,313	1.01%	to	1.01%	0.90%	to	0.90%	6.85%	to	6.85%

	Hartford Small Cap Growth HLS Fund - Class IA
2025	554	$39.30	to	$39.30	$21,782	2.04%			0.90%	to	0.90%	5.88%	to	5.88%
2024	3,457	$37.12	to	$37.12	$128,291	0.27%			0.90%	to	0.90%	12.10%	to	12.10%
2023	3,247	$33.11	to	$33.11	$107,492	—%			0.90%	to	0.90%	17.37%	to	17.37%
2022	3,405	$28.21	to	$28.21	$96,051	0.00%			0.90%	to	0.90%	(29.10)%	to	(29.10)%
2021	4,007	$39.79	to	$39.79	$159,440	0.00%	to	0.00%	0.90%	to	0.90%	3.09%	to	3.09%

	Hartford Stock HLS Fund - Class IA
2025	5,006	$86.82	to	$86.82	$434,627	1.18%			0.90%	to	0.90%	7.00%	to	7.00%
2024	5,287	$81.15	to	$81.15	$429,052	1.56%			0.90%	to	0.90%	7.76%	to	7.76%
2023	6,015	$75.30	to	$75.30	$452,936	1.17%			0.90%	to	0.90%	6.75%	to	6.75%
2022	8,483	$70.53	to	$70.53	$598,306	1.44%			0.90%	to	0.90%	(5.99)%	to	(5.99)%
2021	10,501	$75.02	to	$75.02	$787,856	1.08%	to	1.08%	0.90%	to	0.90%	23.86%	to	23.86%

	Hartford Total Return Bond HLS Fund - Class IA
2025	14,485	$11.61	to	$11.61	$168,142	5.50%			0.90%	to	0.90%	6.33%	to	6.33%
2024	13,881	$10.92	to	$10.92	$151,534	3.64%			0.90%	to	0.90%	1.40%	to	1.40%
2023	14,775	$10.77	to	$10.77	$159,060	3.66%			0.90%	to	0.90%	6.01%	to	6.01%
2022	10,606	$10.15	to	$10.15	$107,704	3.14%			0.90%	to	0.90%	(14.98)%	to	(14.98)%
2021	9,294	$11.94	to	$11.94	$111,006	2.24%	to	2.24%	0.90%	to	0.90%	(1.83)%	to	(1.83)%

	Hartford Ultrashort Bond HLS Fund - Class IA
2025	18,249	$4.02	to	$4.02	$73,312	5.06%			0.90%	to	0.90%	3.57%	to	3.57%
2024	13,616	$3.88	to	$3.88	$52,815	4.35%			0.90%	to	0.90%	4.26%	to	4.26%
2023	13,373	$3.72	to	$3.72	$49,756	1.31%			0.90%	to	0.90%	4.24%	to	4.24%
2022	13,892	$3.57	to	$3.57	$49,581	0.25%			0.90%	to	0.90%	(1.06)%	to	(1.06)%
2021	42,714	$3.61	to	$3.61	$154,090	0.71%	to	0.71%	0.90%	to	0.90%	(1.08)%	to	(1.08)%

	Invesco V.I. Comstock Fund - Series II
2025	67	$43.08	to	$43.08	$2,872	1.44%			0.90%	to	0.90%	16.09%	to	16.09%
2024	70	$37.11	to	$37.11	$2,564	1.51%			0.90%	to	0.90%	13.83%	to	13.83%
2023	72	$32.60	to	$32.60	$2,332	0.98%			0.90%	to	0.90%	11.09%	to	11.09%
2022	148	$29.34	to	$29.34	$4,347	1.38%			0.90%	to	0.90%	(0.06)%	to	(0.06)%
2021	156	$29.36	to	$29.36	$4,574	1.78%	to	1.78%	0.90%	to	0.90%	31.85%	to	31.85%

	At December 31					For the year ended December 31
	Units (000s)	Unit Value			Net Assets (000s)	Investment Income Ratio			Expense Ratio			Total Return Ratio
									Lowest	—	Highest

	Invesco V.I. Global Fund - Series II
2025	1,480	$38.43	to	$38.43	$56,878	—%			0.90%	to	0.90%	13.98%	to	13.98%
2024	1,482	$33.71	to	$33.71	$49,965	—%			0.90%	to	0.90%	14.74%	to	14.74%
2023	1,650	$29.38	to	$29.38	$48,492	—%			0.90%	to	0.90%	33.25%	to	33.25%
2022	1,760	$22.05	to	$22.05	$38,804	0.00%			0.90%	to	0.90%	(32.55)%	to	(32.55)%
2021	2,393	$32.69	to	$32.69	$78,235	0.00%	to	0.00%	0.90%	to	0.90%	14.14%	to	14.14%

	Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio - Class II
2025	2,420	$56.24	to	$56.24	$136,104	0.40%			0.90%	to	0.90%	11.43%	to	11.43%
2024	2,656	$50.47	to	$50.47	$134,056	—%			0.90%	to	0.90%	40.45%	to	40.45%
2023	2,748	$35.93	to	$35.93	$98,743	—%			0.90%	to	0.90%	42.84%	to	42.84%
2022	2,815	$25.15	to	$25.15	$70,802	0.00%			0.90%	to	0.90%	(63.30)%	to	(63.30)%
2021	2,625	$68.54	to	$68.54	$179,954	0.00%	to	0.00%	0.90%	to	0.90%	(11.99)%	to	(11.99)%

	PIMCO VIT Real Return Portfolio - Administrative Class
2025	1,472	$17.33	to	$17.33	$25,502	3.39%			0.90%	to	0.90%	6.88%	to	6.88%
2024	1,249	$16.21	to	$16.21	$20,255	2.59%			0.90%	to	0.90%	1.21%	to	1.21%
2023	1,108	$16.02	to	$16.02	$17,756	3.02%			0.90%	to	0.90%	2.74%	to	2.74%
2022	1,302	$15.59	to	$15.59	$20,301	6.98%			0.90%	to	0.90%	(12.70)%	to	(12.70)%
2021	1,302	$17.86	to	$17.86	$23,252	4.85%	to	4.85%	0.90%	to	0.90%	4.66%	to	4.66%

	Putnam VT Small Cap Value Fund - Class IB
2025	171	$29.05	to	$29.05	$4,972	0.65%			0.90%	to	0.90%	4.33%	to	4.33%
2024	193	$27.85	to	$27.85	$5,375	1.72%			0.90%	to	0.90%	5.24%	to	5.24%
2023	952	$26.46	to	$26.46	$25,203	0.15%			0.90%	to	0.90%	22.65%	to	22.65%
2022	956	$21.57	to	$21.57	$20,628	0.16%			0.90%	to	0.90%	(13.76)%	to	(13.76)%
2021	961	$25.02	to	$25.02	$24,048	0.62%	to	0.62%	0.90%	to	0.90%	38.65%	to	38.65%

	Royce Capital Fund - Small-Cap Portfolio - Investment Class
2025	94	$28.96	to	$28.96	$2,714	1.89%			0.90%	to	0.90%	7.96%	to	7.96%
2024	97	$26.82	to	$26.82	$2,607	0.18%			0.90%	to	0.90%	2.47%	to	2.47%
2023	1,409	$26.18	to	$26.18	$36,893	0.87%			0.90%	to	0.90%	24.80%	to	24.80%
2022	1,468	$20.97	to	$20.97	$30,780	0.34%			0.90%	to	0.90%	(10.01)%	to	(10.01)%
2021	1,874	$23.31	to	$23.31	$43,683	1.43%	to	1.43%	0.90%	to	0.90%	27.66%	to	27.66%

	Victory Pioneer Mid Cap Value VCT Portfolio - Class II (3)
2025	125	$32.01	to	$32.01	$4,013	1.86%			0.90%	to	0.90%	9.86%	to	9.86%
2024	130	$29.14	to	$29.14	$3,787	1.70%			0.90%	to	0.90%	9.65%	to	9.65%
2023	135	$26.57	to	$26.57	$3,574	2.40%			0.90%	to	0.90%	11.20%	to	11.20%
2022	503	$23.90	to	$23.90	$12,014	1.39%			0.90%	to	0.90%	(6.73)%	to	(6.73)%
2021	525	$25.62	to	$25.62	$13,454	0.99%	to	0.99%	0.90%	to	0.90%	28.21%	to	28.21%
(3) Pioneer Mid Cap Value VCT Portfolio - Class II, name changed to Victory Pioneer Mid Cap Value VCT Portfolio - Class II, effective April 01, 2025.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Contract Owners of
Separate Account Two of Talcott Resolution Life Insurance Company and the
Board of Directors of Talcott Resolution Life Insurance Company

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of each of the Sub-Accounts of Separate Account Two of Talcott Resolution Life Insurance Company (the “Account”) listed in Note 1 (collectively, the “Sub-Accounts”), as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, except for the Sub-Accounts included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the Sub-Accounts and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2025, and the results of their operations for the year then ended (or for the periods listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Sub-Account	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Fidelity® VIP Funds Manager 20% Portfolio	December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025 and period from July 26, 2024 to December 31, 2024	Year ended December 31, 2025 and period from July 26, 2024 to December 31, 2024
Invesco V.I. Government Securities Fund	December 31, 2025	Year ended December 31, 2025	Two years in the period ended December 31, 2025	Three years in the period ended December 31, 2025 and the period from May 9, 2022 to December 31, 2022
Pioneer Fund VCT Portfolio	Not Applicable	Period from January 1, 2025 to March 31, 2025	Period from January 1, 2025 to March 31, 2025 and the year ended December 31, 2024	Period from January 1, 2025 to March 31, 2025 and four years ended in the period ended December 31, 2024
Victory Pioneer Fund VCT Portfolio	December 31, 2025	Period from March 31, 2025 to December 31, 2025	Period from March 31, 2025 to December 31, 2025	Period from March 31, 2025 to December 31, 2025

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the Account’s custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
April 17, 2026
We have served as the auditor of Separate Account Two of Talcott Resolution Life Insurance Company since 2002.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	LVIP American Century Capital Appreciation Fund	AB VPS International Value Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. Government Money Market Fund	AB VPS Relative Value Portfolio	American Funds Insurance Series® Growth Fund	Calvert VP SRI Balanced Portfolio	Columbia Variable Portfolio - Small Company Growth fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$3,989,290
class 2	—	—	—	—	—	—	—	1,045,658	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	54,385	—	—	—	—	1,186,479	—	—	—
class I	—	—	—	—	—	—	—	—	872,144	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	2,367,797	1,596,352	1,768,787	43,410,396	—	—	—	—
class S2	—	—	—	34,898	63,783	3,927,823	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class STD2	1,915,635	—	—	—	—	—	—	—	—	—
Total investments	1,915,635	54,385	2,367,797	1,631,250	1,832,570	47,338,219	1,186,479	1,045,658	872,144	3,989,290
Due from Sponsor Company	—	1	—	13,758	13,750	—	—	—	—	—
Receivable for fund shares sold	360	11	85	—	—	33,778	46	78	292	168
Other assets	—	—	—	—	—	22	—	—	—	—
Total assets	1,915,995	54,397	2,367,882	1,645,008	1,846,320	47,372,019	1,186,525	1,045,736	872,436	3,989,458

Liabilities:
Due to Sponsor Company	2	—	85	—	—	33,778	46	—	4	168
Payable for fund shares purchased	360	11	—	13,758	13,750	—	—	78	292	—
Other liabilities	—	—	—	—	—	—	—	—	—	—
Total liabilities	362	11	85	13,758	13,750	33,778	46	78	296	168

Net assets:
For contract liabilities	$1,915,633	$54,386	$2,367,797	$1,631,250	$1,832,570	$47,338,241	$1,186,479	$1,045,658	$872,140	$3,989,290

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$3,989,290
class 2	—	—	—	—	—	—	—	1,045,658	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	54,386	—	—	—	—	1,186,479	—	—	—
class I	—	—	—	—	—	—	—	—	872,140	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	2,367,797	1,596,352	1,768,787	43,410,412	—	—	—	—
class S2	—	—	—	34,898	63,783	3,927,829	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class STD2	1,915,633	—	—	—	—	—	—	—	—	—
Total contract liabilities	$1,915,633	$54,386	$2,367,797	$1,631,250	$1,832,570	$47,338,241	$1,186,479	$1,045,658	$872,140	$3,989,290

Shares:
class 1	—	—	—	—	—	—	—	—	—	266,308
class 2	—	—	—	—	—	—	—	7,534	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	2,612	—	—	—	—	38,460	—	—	—
class I	—	—	—	—	—	—	—	—	306,015	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	65,717	149,892	373,162	43,410,396	—	—	—	—
class S2	—	—	—	3,311	13,658	3,927,823	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class STD2	126,361	—	—	—	—	—	—	—	—	—
Total shares	126,361	2,612	65,717	153,203	386,820	47,338,219	38,460	7,534	306,015	266,308

Cost	$1,811,800	$46,378	$1,911,021	$1,587,280	$1,922,019	$47,338,219	$1,115,965	$888,736	$611,412	$3,837,791

Deferred contracts in the accumulation period:
Units owned by participants #	219,840	4,228	613,115	164,326	840,864	4,598,095	269,220	13,670	87,643	646,843
Minimum unit fair value #*	$8.301205	$12.862348	$3.069187	$9.704154	$1.757104	$8.703752	$3.690160	$76.491017	$9.596050	$5.043748
Maximum unit fair value #*	$85.885890	$12.862348	$3.919723	$10.025979	$24.560002	$11.768284	$4.803108	$76.491017	$29.314396	$6.592759
Contract liability	$1,915,546	$54,386	$2,364,615	$1,629,429	$1,822,389	$47,192,593	$1,177,702	$1,045,658	$853,235	$3,962,985

Contracts in payout (annuitization) period:
Units owned by participants #	10	—	812	182	4,658	14,079	1,869	—	1,941	4,086
Minimum unit fair value #*	$8.301205	$—	$3.919723	$9.987578	$2.185721	$9.933820	$4.695454	$—	$9.596050	$6.406230
Maximum unit fair value #*	$8.301205	$—	$3.919723	$9.987578	$2.185721	$10.507746	$4.695454	$—	$9.596050	$6.592759
Contract liability	$87	$—	$3,182.00	$1,821.00	$10,181.00	$145,648.00	$8,777.00	$—	$18,905.00	$26,305.00

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2025

	Allspring VT Discovery All Cap Growth Fund	Fidelity® VIP Asset Manager 50% Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Overseas Portfolio	Fidelity® VIP Freedom 2020 Portfolio	Fidelity® VIP Freedom 2030 Portfolio	Fidelity® VIP Freedom 2015 Portfolio	Fidelity® VIP Freedom 2025 Portfolio	Fidelity® VIP Freedom Income Portfolio
	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$2,869,657	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	721,020	8,342,883	9,137,644	748,553	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	152,183	320,667	195,365	152,496	8,205
class STD2	—	—	—	—	—	—	—	—	—	—
Total investments	2,869,657	721,020	8,342,883	9,137,644	748,553	152,183	320,667	195,365	152,496	8,205
Due from Sponsor Company	—	—	19	—	2	—	—	—	—	1
Receivable for fund shares sold	123	176	46,888	1,693	17,189	4	128	13	46	1
Other assets	—	—	—	—	—	—	—	—	—	—
Total assets	2,869,780	721,196	8,389,790	9,139,337	765,744	152,187	320,795	195,378	152,542	8,207

Liabilities:
Due to Sponsor Company	123	1	—	11	—	—	—	—	—	—
Payable for fund shares purchased	—	176	46,888	1,693	17,189	4	128	13	46	1
Other liabilities	1	—	—	—	—	—	—	—	—	—
Total liabilities	124	177	46,888	1,704	17,189	4	128	13	46	1

Net assets:
For contract liabilities	$2,869,656	$721,019	$8,342,902	$9,137,633	$748,555	$152,183	$320,667	$195,365	$152,496	$8,206

Contract Liabilities:
class 1	$2,869,656	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	721,019	8,342,902	9,137,633	748,555	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	152,183	320,667	195,365	152,496	8,206
class STD2	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$2,869,656	$721,019	$8,342,902	$9,137,633	$748,555	$152,183	$320,667	$195,365	$152,496	$8,206

Shares:
class 1	124,876	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	40,921	85,375	152,574	27,200	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	11,591	18,292	16,431	8,939	705
class STD2	—	—	—	—	—	—	—	—	—	—
Total shares	124,876	40,921	85,375	152,574	27,200	11,591	18,292	16,431	8,939	705

Cost	$3,202,329	$635,961	$6,745,871	$6,063,407	$640,469	$155,134	$286,115	$214,846	$144,610	$7,830

Deferred contracts in the accumulation period:
Units owned by participants #	623,273	137,612	503,663	431,071	151,212	4,135	6,777	6,210	3,646	445
Minimum unit fair value #*	$3.599196	$5.015817	$15.881388	$20.645596	$4.209190	$36.800729	$47.312105	$31.457182	$41.831681	$18.458280
Maximum unit fair value #*	$74.316286	$31.850239	$99.787860	$97.793435	$32.754663	$36.800729	$47.312105	$31.457182	$41.831681	$18.458280
Contract liability	$2,851,815	$721,019	$8,337,624	$9,137,633	$748,555	$152,183	$320,667	$195,365	$152,496	$8,206

Contracts in payout (annuitization) period:
Units owned by participants #	4,089	—	317	—	—	—	—	—	—	—
Minimum unit fair value #*	$4.363565	$—	$15.881388	$—	$—	$—	$—	$—	$—	$—
Maximum unit fair value #*	$4.363565	$—	$15.881388	$—	$—	$—	$—	$—	$—	$—
Contract liability	$17,841	$—	$5,278	$—	$—	$—	$—	$—	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2025

	Fidelity® VIP FundsManager 20% Portfolio	Fidelity® VIP FundsManager 70% Portfolio	Franklin Income VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	410,483	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	440,830,005	119,360,858	931,808,985	419,215,814	19,458,573	235,848,426	103,621,482
class IB	—	—	—	42,215,300	28,947,720	81,321,769	71,858,744	2,666,682	47,770,920	14,549,253
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	12,021	29,338	—	—	—	—	—	—	—	—
class STD2	—	—	—	—	—	—	—	—	—	—
Total investments	12,021	29,338	410,483	483,045,305	148,308,578	1,013,130,754	491,074,558	22,125,255	283,619,346	118,170,735
Due from Sponsor Company	—	1	—	—	3	—	1	—	1	1
Receivable for fund shares sold	3	—	30	219,427	61,213	495,560	269,349	14,858	143,365	72,789
Other assets	—	—	—	1	—	6	13	—	4	5
Total assets	12,024	29,339	410,513	483,264,733	148,369,794	1,013,626,320	491,343,921	22,140,113	283,762,716	118,243,530

Liabilities:
Due to Sponsor Company	—	—	—	199,210	60,572	407,401	267,894	14,858	143,314	54,570
Payable for fund shares purchased	3	—	30	20,235	641	88,161	1,455	—	51	18,219
Other liabilities	—	—	—	—	4	—	—	—	—	—
Total liabilities	3	—	30	219,445	61,217	495,562	269,349	14,858	143,365	72,789

Net assets:
For contract liabilities	$12,021	$29,339	$410,483	$483,045,288	$148,308,577	$1,013,130,758	$491,074,572	$22,125,255	$283,619,351	$118,170,741

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	410,483	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	440,829,991	119,360,857	931,808,986	419,215,826	19,458,573	235,848,430	103,621,486
class IB	—	—	—	42,215,297	28,947,720	81,321,772	71,858,746	2,666,682	47,770,921	14,549,255
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	12,021	29,339	—	—	—	—	—	—	—	—
class STD2	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$12,021	$29,339	$410,483	$483,045,288	$148,308,577	$1,013,130,758	$491,074,572	$22,125,255	$283,619,351	$118,170,741

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	27,077	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	15,055,670	12,446,387	17,505,335	18,330,381	1,090,116	10,170,264	5,037,505
class IB	—	—	—	1,400,176	3,034,352	1,576,614	3,180,998	171,712	2,104,446	692,492
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	1,076	1,953	—	—	—	—	—	—	—	—
class STD2	—	—	—	—	—	—	—	—	—	—
Total shares	1,076	1,953	27,077	16,455,846	15,480,739	19,081,949	21,511,379	1,261,828	12,274,710	5,729,997

Cost	$11,805	$24,122	$404,117	$399,915,533	$166,190,387	$827,551,923	$453,507,435	$23,106,338	$205,849,574	$79,037,473

Deferred contracts in the accumulation period:
Units owned by participants #	676	668	15,993	49,386,873	45,199,298	39,355,719	43,247,331	2,078,554	38,082,953	25,695,699
Minimum unit fair value #*	$17.791996	$43.935638	$25.666873	$2.481102	$1.409234	$4.617207	$4.538115	$7.843218	$4.120690	$1.973875
Maximum unit fair value #*	$17.791996	$43.935638	$25.666873	$36.470144	$17.563902	$142.150779	$52.901120	$58.096794	$69.857882	$29.000072
Contract liability	$12,021	$29,339	$410,483	$468,816,297	$145,994,195	$991,525,945	$479,727,924	$21,714,769	$280,323,850	$115,859,733

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	1,046,796	643,495	585,506	816,895	38,032	481,359	439,977
Minimum unit fair value #*	$—	$—	$—	$3.023539	$1.938830	$5.608945	$6.546683	$9.611623	$5.050853	$2.340804
Maximum unit fair value #*	$—	$—	$—	$25.379315	$11.656737	$99.712197	$18.937270	$11.070172	$18.377663	$6.717589
Contract liability	$—	$—	$—	$14,228,991	$2,314,382	$21,604,813	$11,346,648	$410,486	$3,295,501	$2,311,008

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2025

	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	Invesco V.I. Equity and Income Fund	Morgan Stanley VIF Discovery Portfolio	Columbia Variable Portfolio - Dividend Opportunity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$5,559,027
class 2	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	212,187,853	1,932	—	—	—
class IA	122,306,012	55,609,206	55,106,939	29,016,686	348,183,798	—	—	—	—	—
class IB	10,877,390	9,824,152	8,033,510	7,168,220	24,264,129	—	—	—	—	—
class II	—	—	—	—	—	—	—	98,683	104,727	—
class III	—	—	—	—	—	12,440,284	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class STD2	—	—	—	—	—	—	—	—	—	—
Total investments	133,183,402	65,433,358	63,140,449	36,184,906	372,447,927	224,628,137	1,932	98,683	104,727	5,559,027
Due from Sponsor Company	—	130,818	—	—	—	2	—	—	—	—
Receivable for fund shares sold	42,299	560	54,228	3,305	53,379	29,723	—	50	33	236
Other assets	—	2	—	—	—	—	—	—	—	—
Total assets	133,225,701	65,564,738	63,194,677	36,188,211	372,501,306	224,657,862	1,932	98,733	104,760	5,559,263

Liabilities:
Due to Sponsor Company	42,299	—	54,228	3,250	50,066	26,910	—	—	—	236
Payable for fund shares purchased	—	131,374	—	55	3,426	2,813	—	50	33	—
Other liabilities	3	—	—	1	1	—	—	—	—	—
Total liabilities	42,302	131,374	54,228	3,306	53,493	29,723	—	50	33	236

Net assets:
For contract liabilities	$133,183,399	$65,433,364	$63,140,449	$36,184,905	$372,447,813	$224,628,139	$1,932	$98,683	$104,727	$5,559,027

Contract Liabilities:
class 1	—	—	—	—	—	—	—	—	—	5,559,027
class 2	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	212,187,855	1,932	—	—	—
class IA	122,306,009	55,609,211	55,106,940	29,016,684	348,183,686	—	—	—	—	—
class IB	10,877,390	9,824,153	8,033,509	7,168,221	24,264,127	—	—	—	—	—
class II	—	—	—	—	—	—	—	98,683	104,727	—
class III	—	—	—	—	—	12,440,284	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class STD2	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$133,183,399	$65,433,364	$63,140,449	$36,184,905	$372,447,813	$224,628,139	$1,932	$98,683	$104,727	$5,559,027

Shares:
class 1	—	—	—	—	—	—	—	—	—	105,967
class 2	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	5,498,519	88	—	—	—
class IA	5,271,811	5,383,272	2,763,637	1,180,500	3,730,674	—	—	—	—	—
class IB	511,877	951,031	489,252	318,022	260,289	—	—	—	—	—
class II	—	—	—	—	—	—	—	5,446	16,287	—
class III	—	—	—	—	—	327,118	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class STD2	—	—	—	—	—	—	—	—	—	—
Total shares	5,783,688	6,334,303	3,252,889	1,498,522	3,990,963	5,825,637	88	5,446	16,287	105,967

Cost	$167,817,274	$64,098,064	$59,075,552	$38,149,984	$255,087,517	$158,071,021	$1,429	$90,806	$96,478	$2,336,810

Deferred contracts in the accumulation period:
Units owned by participants #	10,496,862	40,637,300	8,076,833	6,620,889	25,509,934	8,789,224	307	3,094	1,995	186,674
Minimum unit fair value #*	$4.283901	$0.535905	$2.673812	$3.944808	$2.782817	$22.631132	$6.301239	$31.893105	$52.486851	$26.211032
Maximum unit fair value #*	$49.341994	$10.822192	$47.805852	$52.705851	$91.031918	$28.042036	$6.301239	$31.893105	$52.486851	$30.350701
Contract liability	$131,255,550	$63,990,236	$62,344,842	$35,779,170	$362,206,272	$217,850,403	$1,932	$98,683	$104,727	$5,420,391

Contracts in payout (annuitization) period:
Units owned by participants #	144,056	797,502	91,090	79,325	563,735	272,104	—	—	—	4,604
Minimum unit fair value #*	$5.251189	$0.692059	$3.171296	$4.807890	$3.300424	$24.677491	$—	$—	$—	$29.690457
Maximum unit fair value #*	$14.661945	$3.614881	$9.555202	$5.452250	$87.175540	$25.742409	$—	$—	$—	$30.350701
Contract liability	$1,927,849	$1,443,128	$795,607	$405,735	$10,241,541	$6,777,736	$—	$—	$—	$138,636

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2025

	Columbia Variable Portfolio - Income Opportunities Fund	Columbia Variable Portfolio - Select Mid Cap Growth Fund	Invesco V.I. Global Fund	Putnam VT Small Cap Value Fund	PIMCO VIT Real Return Portfolio	Victory Pioneer Mid Cap Value VCT Portfolio	PSF PGIM Jennison Growth Portfolio	PSF PGIM Jennison Value Portfolio	Royce Capital Fund–Small-Cap Portfolio	Invesco V.I. Comstock Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$2,329,454	$4,556,836	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	196,732	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	49,675	—	—	—	—	—	—
class II	—	—	352,866	—	—	78,459	778,287	329,851	—	73,059
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	42,583	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class STD2	—	—	—	—	—	—	—	—	—	—
Total investments	2,329,454	4,556,836	352,866	49,675	196,732	78,459	778,287	329,851	42,583	73,059
Due from Sponsor Company	—	—	—	—	1	—	—	—	—	—
Receivable for fund shares sold	123	1,218	43	17	20	13	32	16	20	11
Other assets	—	—	—	—	—	—	—	—	—	—
Total assets	2,329,577	4,558,054	352,909	49,692	196,753	78,472	778,319	329,867	42,603	73,070

Liabilities:
Due to Sponsor Company	123	1,218	—	—	—	—	32	16	—	—
Payable for fund shares purchased	—	—	43	17	20	13	—	—	20	11
Other liabilities	—	—	—	—	—	—	2	—	—	—
Total liabilities	123	1,218	43	17	20	13	34	16	20	11

Net assets:
For contract liabilities	$2,329,454	$4,556,836	$352,866	$49,675	$196,733	$78,459	$778,285	$329,851	$42,583	$73,059

Contract Liabilities:
class 1	$2,329,454	$4,556,836	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	196,733	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	49,675	—	—	—	—	—	—
class II	—	—	352,866	—	—	78,459	778,285	329,851	—	73,059
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	42,583	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class STD2	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$2,329,454	$4,556,836	$352,866	$49,675	$196,733	$78,459	$778,285	$329,851	$42,583	$73,059

Shares:
class 1	344,085	70,485	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	16,381	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	4,595	—	—	—	—	—	—
class II	—	—	9,721	—	—	7,012	3,940	4,827	—	3,432
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	4,521	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class STD2	—	—	—	—	—	—	—	—	—	—
Total shares	344,085	70,485	9,721	4,595	16,381	7,012	3,940	4,827	4,521	3,432

Cost	$2,602,767	$1,690,772	$354,954	$48,967	$209,036	$87,226	$211,622	$154,574	$42,101	$66,803

Deferred contracts in the accumulation period:
Units owned by participants #	157,217	126,924	9,838	1,833	12,163	2,626	155,026	46,156	1,576	1,817
Minimum unit fair value #*	$13.509891	$32.187136	$35.866885	$27.114981	$16.174428	$29.874248	$4.590700	$4.045843	$27.026951	$40.209102
Maximum unit fair value #*	$15.351641	$37.283385	$35.866885	$27.114981	$16.174428	$29.874248	$6.475266	$45.738978	$27.026951	$40.209102
Contract liability	$2,318,591	$4,501,315	$352,866	$49,675	$196,733	$78,459	$778,285	$329,851	$42,583	$73,059

Contracts in payout (annuitization) period:
Units owned by participants #	716	1,509	—	—	—	—	—	—	—	—
Minimum unit fair value #*	$15.156662	$36.575426	$—	$—	$—	$—	$—	$—	$—	$—
Maximum unit fair value #*	$15.351641	$37.283385	$—	$—	$—	$—	$—	$—	$—	$—
Contract liability	$10,863	$55,521	$—	$—	$—	$—	$—	$—	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (concluded)
December 31, 2025

	Invesco V.I. American Franchise Fund	Allspring VT Small Cap Growth Fund	Allspring VT Opportunity Fund	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Overseas Core Fund	CTIVP® - Principal Large Cap Growth Fund	AST International Equity Portfolio	PSF PGIM Jennison Blend Portfolio	Victory Pioneer Fund VCT Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (3)	Sub-Account	Sub-Account	Sub-Account (4)

Assets:
Investments, at fair value
class 1	$—	$1,311,731	$2,480,796	$31,632,740	$—	$9,644,834	$165,359	$—	$—
class 2	—	3,666	—	—	3,929,424	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	112,496	9,530,452
class III	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—
class S1	1,454,552	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—
class STD2	—	—	—	—	—	—	—	—	—
Total investments	1,454,552	1,315,397	2,480,796	31,632,740	3,929,424	9,644,834	165,359	112,496	9,530,452
Due from Sponsor Company	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	55	53	837	2,157	161	1,406	6	5	388
Other assets	—	—	—	—	—	—	—	—	—
Total assets	1,454,607	1,315,450	2,481,633	31,634,897	3,929,585	9,646,240	165,365	112,501	9,530,840

Liabilities:
Due to Sponsor Company	55	53	837	2,157	161	1,406	6	5	388
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—
Other liabilities	1	—	—	—	—	—	—	—	3
Total liabilities	56	53	837	2,157	161	1,406	6	5	391

Net assets:
For contract liabilities	$1,454,551	$1,315,397	$2,480,796	$31,632,740	$3,929,424	$9,644,834	$165,359	$112,496	$9,530,449

Contract Liabilities:
class 1	$—	$1,311,731	$2,480,796	$31,632,740	$—	$9,644,834	$165,359	$—	$—
class 2	—	3,666	—	—	3,929,424	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	112,496	9,530,449
class III	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—
class S1	1,454,551	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—
class STD2	—	—	—	—	—	—	—	—	—
Total contract liabilities	$1,454,551	$1,315,397	$2,480,796	$31,632,740	$3,929,424	$9,644,834	$165,359	$112,496	$9,530,449

Shares:
class 1	—	126,737	96,642	556,327	—	118,312	4,635	—	—
class 2	—	382	—	—	222,001	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	804	478,436
class III	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—
class S1	17,957	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—
class STD2	—	—	—	—	—	—	—	—	—
Total shares	17,957	127,119	96,642	556,327	222,001	118,312	4,635	804	478,436

Cost	$1,024,799	$1,246,555	$2,309,392	$8,111,978	$2,871,700	$2,946,012	$127,544	$74,808	$8,336,358

Deferred contracts in the accumulation period:
Units owned by participants #	27,566	32,988	55,648	767,189	204,766	269,962	11,373	6,514	1,669,299
Minimum unit fair value #*	$46.978906	$4.968120	$37.731123	$37.372816	$17.397631	$31.664863	$14.460606	$16.309475	$4.922213
Maximum unit fair value #*	$53.576008	$42.485726	$45.788440	$41.211436	$19.468534	$35.433221	$14.545107	$16.504878	$6.088558
Contract liability	$1,454,551	$1,310,127	$2,472,853	$31,374,778	$3,891,732	$9,431,551	$165,359	$106,595	$9,502,376

Contracts in payout (annuitization) period:
Units owned by participants #	—	130	180	6,265	1,953	6,045	—	359	4,873
Minimum unit fair value #*	$—	$40.561657	$43.860942	$40.611474	$19.279083	$34.917386	$—	$16.433567	$5.729499
Maximum unit fair value #*	$—	$40.561657	$45.788440	$41.211436	$19.468534	$35.433221	$—	$16.433567	$5.966450
Contract liability	$—	$5,270	$7,943	$257,962	$37,692	$213,283	$—	$5,901	$28,073

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) Formerly Fidelity® VIP Asset Manager Portfolio. Change effective May 1, 2025.
(2) Formerly Pioneer Mid Cap Value VCT Portfolio. Change effective April 1, 2025.
(3) Formerly CTIVP® - Principal Blue Chip Growth Fund. Change effective June 2, 2025.
(4) Merged assets from Pioneer Fund VCT Portfolio. Change effective March 31, 2025.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Operations
For the Periods Ended December 31, 2025

	LVIP American Century Capital Appreciation Fund	AB VPS International Value Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. Government Money Market Fund	AB VPS Relative Value Portfolio	American Funds Insurance Series® Growth Fund	Calvert VP SRI Balanced Portfolio	Columbia Variable Portfolio - Small Company Growth fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$1,121	$14,645	$48,078	$138,884	$1,869,549	$10,372	$666	$14,071	$—

Expenses:
Administrative charges	—	—	—	—	(469)	—	—	—	—	—
Mortality and expense risk charges	(25,257)	(632)	(32,348)	(20,659)	(26,851)	(637,471)	(16,393)	(6,421)	(10,484)	(54,490)
Total expenses	(25,257)	(632)	(32,348)	(20,659)	(27,320)	(637,471)	(16,393)	(6,421)	(10,484)	(54,490)
Net investment income (loss)	(25,257)	489	(17,703)	27,419	111,564	1,232,078	(6,021)	(5,755)	3,587	(54,490)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	66,739	(882)	122,679	12,219	(37,616)	—	3,019	32,862	31,883	(15,664)
Net realized gain distributions	332,346	—	168,587	—	—	—	96,849	34,016	46,157	462,301
Change in unrealized appreciation (depreciation) during the period	(270,705)	16,616	64,017	38,278	20,138	—	2,737	34,763	2,193	274,200
Net gain (loss) on investments	128,380	15,734	355,283	50,497	(17,478)	—	102,605	101,641	80,233	720,837
Net increase (decrease) in net assets resulting from operations	$103,123	$16,223	$337,580	$77,916	$94,086	$1,232,078	$96,584	$95,886	$83,820	$666,347

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2025

	Allspring VT Discovery All Cap Growth Fund	Fidelity® VIP Asset Manager 50% Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Overseas Portfolio	Fidelity® VIP Freedom 2020 Portfolio	Fidelity® VIP Freedom 2030 Portfolio	Fidelity® VIP Freedom 2015 Portfolio	Fidelity® VIP Freedom 2025 Portfolio	Fidelity® VIP Freedom Income Portfolio
	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$17,381	$23,300	$11,996	$11,688	$3,727	$6,634	$5,277	$3,698	$249

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(41,701)	(8,469)	(95,284)	(108,574)	(8,636)	(1,823)	(3,779)	(2,353)	(1,912)	(99)
Total expenses	(41,701)	(8,469)	(95,284)	(108,574)	(8,636)	(1,823)	(3,779)	(2,353)	(1,912)	(99)
Net investment income (loss)	(41,701)	8,912	(71,984)	(96,578)	3,052	1,904	2,855	2,924	1,786	150

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	10,680	10,592	316,132	785,267	30,159	(268)	939	(643)	10,044	3
Net realized gain distributions	900,630	34,037	1,039,534	1,397,833	65,269	7,679	13,045	7,180	8,155	3
Change in unrealized appreciation (depreciation) during the period	(521,927)	40,751	(291,087)	(550,452)	36,722	6,620	22,160	8,870	(7,427)	449
Net gain (loss) on investments	389,383	85,380	1,064,579	1,632,648	132,150	14,031	36,144	15,407	10,772	455
Net increase (decrease) in net assets resulting from operations	$347,682	$94,292	$992,595	$1,536,070	$135,202	$15,935	$38,999	$18,331	$12,558	$605

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2025

	Fidelity® VIP FundsManager 20% Portfolio	Fidelity® VIP FundsManager 50% Portfolio	Fidelity® VIP FundsManager 70% Portfolio	Fidelity® VIP FundsManager 85% Portfolio	Franklin Income VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund
	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account (3)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$411	$207	$481	$—	$21,455	$9,061,360	$8,028,222	$6,185,549	$7,229,232	$152,998

Expenses:
Administrative charges	—	—	—	—	—	(4,415)	(6,416)	(16,765)	(12,746)	—
Mortality and expense risk charges	(134)	(1,662)	(338)	(6)	(5,406)	(6,475,869)	(2,200,354)	(12,996,168)	(6,719,686)	(302,078)
Total expenses	(134)	(1,662)	(338)	(6)	(5,406)	(6,480,284)	(2,206,770)	(13,012,933)	(6,732,432)	(302,078)
Net investment income (loss)	277	(1,455)	143	(6)	16,049	2,581,076	5,821,452	(6,827,384)	496,800	(149,080)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(7)	11,007	41	83	(4,220)	14,531,360	(3,505,059)	27,755,257	7,710,872	(808,254)
Net realized gain distributions	—	—	252	—	4,510	45,309,623	—	115,834,926	74,518,160	1,045,549
Change in unrealized appreciation (depreciation) during the period	537	6,733	3,491	—	28,858	(13,345,590)	6,096,542	(23,931,300)	(12,720,091)	2,703,742
Net gain (loss) on investments	530	17,740	3,784	83	29,148	46,495,393	2,591,483	119,658,883	69,508,941	2,941,037
Net increase (decrease) in net assets resulting from operations	$807	$16,285	$3,927	$77	$45,197	$49,076,469	$8,412,935	$112,831,499	$70,005,741	$2,791,957

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2025

	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	Invesco V.I. Equity and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$1,023,307	$1,802,870	$—	$3,367,591	$250,347	$1,024,029	$4,318,770	$2,402,665	$—	$2,391

Expenses:
Administrative charges	—	(3,236)	—	(1,567)	(1,356)	—	(3,661)	—	—	—
Mortality and expense risk charges	(4,159,559)	(1,535,021)	(1,982,478)	(982,679)	(815,710)	(562,600)	(4,788,787)	(2,850,219)	(24)	(1,539)
Total expenses	(4,159,559)	(1,538,257)	(1,982,478)	(984,246)	(817,066)	(562,600)	(4,792,448)	(2,850,219)	(24)	(1,539)
Net investment income (loss)	(3,136,252)	264,613	(1,982,478)	2,383,345	(566,719)	461,429	(473,678)	(447,554)	(24)	852

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	16,048,764	5,313,908	(3,735,935)	496,411	(427,657)	(205,731)	19,521,847	10,839,768	54	3,318
Net realized gain distributions	27,446,741	866,708	27,245,678	—	—	6,591,438	49,045,028	12,243,475	306	6,859
Change in unrealized appreciation (depreciation) during the period	(6,869,919)	21,209,015	(23,977,284)	(845,804)	7,571,611	(5,016,950)	(44,266,338)	10,440,550	(143)	2,125
Net gain (loss) on investments	36,625,586	27,389,631	(467,541)	(349,393)	7,143,954	1,368,757	24,300,537	33,523,793	217	12,302
Net increase (decrease) in net assets resulting from operations	$33,489,334	$27,654,244	$(2,450,019)	$2,033,952	$6,577,235	$1,830,186	$23,826,859	$33,076,239	$193	$13,154

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2025

	Morgan Stanley VIF Discovery Portfolio	Columbia Variable Portfolio - Dividend Opportunity Fund	Columbia Variable Portfolio - Income Opportunities Fund	Columbia Variable Portfolio - Select Mid Cap Growth Fund	Invesco V.I. Global Fund	Putnam VT Small Cap Value Fund	PIMCO VIT Real Return Portfolio	Pioneer Fund VCT Portfolio	Victory Pioneer Mid Cap Value VCT Portfolio	PSF PGIM Jennison Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (4)	Sub-Account (5)	Sub-Account

Investment income:
Dividends	$2,448	$—	$48,415	$—	$—	$308	$5,933	$4,874	$1,323	$—

Expenses:
Administrative charges	—	—	(614)	(1,099)	—	—	—	—	—	—
Mortality and expense risk charges	(3,207)	(82,564)	(36,953)	(72,363)	(4,118)	(587)	(2,251)	(33,780)	(947)	(10,941)
Total expenses	(3,207)	(82,564)	(37,567)	(73,462)	(4,118)	(587)	(2,251)	(33,780)	(947)	(10,941)
Net investment income (loss)	(759)	(82,564)	10,848	(73,462)	(4,118)	(279)	3,682	(28,906)	376	(10,941)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	101,198	595,068	(81,825)	602,210	898	(145)	(3,118)	518,930	(3,532)	31,357
Net realized gain distributions	—	—	—	—	64,958	4,218	—	—	5,887	—
Change in unrealized appreciation (depreciation) during the period	6,828	193,857	236,756	23,218	(19,053)	(2,077)	10,964	(1,169,943)	4,902	64,557
Net gain (loss) on investments	108,026	788,925	154,931	625,428	46,803	1,996	7,846	(651,013)	7,257	95,914
Net increase (decrease) in net assets resulting from operations	$107,267	$706,361	$165,779	$551,966	$42,685	$1,717	$11,528	$(679,919)	$7,633	$84,973

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2025

	PSF PGIM Jennison Value Portfolio	Royce Capital Fund–Small-Cap Portfolio	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Allspring VT Small Cap Growth Fund	Allspring VT Opportunity Fund	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Overseas Core Fund	CTIVP® - Principal Large Cap Growth Fund	AST International Equity Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (6)	Sub-Account

Investment income:
Dividends	$—	$753	$1,004	$—	$—	$7,334	$—	$64,440	$—	$—

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(6,019)	(495)	(846)	(19,333)	(18,509)	(33,837)	(396,555)	(54,414)	(134,057)	(1,712)
Total expenses	(6,019)	(495)	(846)	(19,333)	(18,509)	(33,837)	(396,555)	(54,414)	(134,057)	(1,712)
Net investment income (loss)	(6,019)	258	158	(19,333)	(18,509)	(26,503)	(396,555)	10,026	(134,057)	(1,712)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	74,340	1,170	148	68,992	4,913	15,959	2,479,519	92,815	824,418	1,742
Net realized gain distributions	—	2,895	7,441	136,191	68,435	251,982	—	—	—	—
Change in unrealized appreciation (depreciation) during the period	(21,839)	(1,324)	2,210	(41,477)	44,553	(115,604)	2,003,975	996,193	395,187	31,690
Net gain (loss) on investments	52,501	2,741	9,799	163,706	117,901	152,337	4,483,494	1,089,008	1,219,605	33,432
Net increase (decrease) in net assets resulting from operations	$46,482	$2,999	$9,957	$144,373	$99,392	$125,834	$4,086,939	$1,099,034	$1,085,548	$31,720

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Operations (concluded)
For the Periods Ended December 31, 2025

	PSF PGIM Jennison Blend Portfolio	Victory Pioneer Fund VCT Portfolio
	Sub-Account	Sub-Account (7)

Investment income:
Dividends	$—	$15,704

Expenses:
Administrative charges	—	—
Mortality and expense risk charges	(1,710)	(104,457)
Total expenses	(1,710)	(104,457)
Net investment income (loss)	(1,710)	(88,753)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,588	126,210
Net realized gain distributions	—	1,278,901
Change in unrealized appreciation (depreciation) during the period	16,222	1,194,094
Net gain (loss) on investments	17,810	2,599,205
Net increase (decrease) in net assets resulting from operations	$16,100	$2,510,452

The accompanying notes are an integral part of these financial statements.

(1) Formerly Fidelity® VIP Asset Manager Portfolio. Change effective May 1, 2025.
(2) Not funded as of December 31, 2025.
(3) Fidelity® VIP FundsManager 85% Portfolio - Service Class 2 commenced operations on January 21, 2025 and ceased operations on January 30, 2025.
(4) Merged into Victory Pioneer Fund VCT Portfolio. Change effective March 31, 2025.
(5) Formerly Pioneer Mid Cap Value VCT Portfolio. Change effective April 1, 2025.
(6) Formerly CTIVP® - Principal Blue Chip Growth Fund. Change effective June 2, 2025.
(7) Merged assets from Pioneer Fund VCT Portfolio. Change effective March 31, 2025.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2025

	LVIP American Century Capital Appreciation Fund	AB VPS International Value Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. Government Money Market Fund	AB VPS Relative Value Portfolio	American Funds Insurance Series® Growth Fund	Calvert VP SRI Balanced Portfolio	Columbia Variable Portfolio - Small Company Growth fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(25,257)	$489	$(17,703)	$27,419	$111,564	$1,232,078	$(6,021)	$(5,755)	$3,587	$(54,490)
Net realized gain (loss) on security transactions	66,739	(882)	122,679	12,219	(37,616)	—	3,019	32,862	31,883	(15,664)
Net realized gain distributions	332,346	—	168,587	—	—	—	96,849	34,016	46,157	462,301
Change in unrealized appreciation (depreciation) during the period	(270,705)	16,616	64,017	38,278	20,138	—	2,737	34,763	2,193	274,200
Net increase (decrease) in net assets resulting from operations	103,123	16,223	337,580	77,916	94,086	1,232,078	96,584	95,886	83,820	666,347

Unit transactions:
Purchases	3,037	—	2,910	29,943	60	583,969	—	—	—	—
Net transfers	29,709	—	(6,912)	697,509	598,955	9,610,488	6,550	574,448	(8,741)	927
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(438,187)	(10,839)	(442,980)	(161,311)	(522,947)	(7,743,520)	(44,159)	(104,348)	(89,601)	(158,318)
Other transactions	—	—	5	2	1	2,955	7	—	—	1
Death benefits	—	—	(96,575)	(25,669)	(52,539)	(3,779,271)	—	—	—	(11,738)
Net annuity transactions	—	—	(2,426)	(245)	(6,083)	(804,847)	(1,222)	—	—	(28,730)
Net increase (decrease) in net assets resulting from unit transactions	(405,441)	(10,839)	(545,978)	540,229	17,447	(2,130,226)	(38,824)	470,100	(98,342)	(197,858)
Net increase (decrease) in net assets	(302,318)	5,384	(208,398)	618,145	111,533	(898,148)	57,760	565,986	(14,522)	468,489

Net assets:
Beginning of period	2,217,951	49,002	2,576,195	1,013,105	1,721,037	48,236,389	1,128,719	479,672	886,662	3,520,801
End of period	$1,915,633	$54,386	$2,367,797	$1,631,250	$1,832,570	$47,338,241	$1,186,479	$1,045,658	$872,140	$3,989,290

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2025

	Allspring VT Discovery All Cap Growth Fund	Fidelity® VIP Asset Manager 50% Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Overseas Portfolio	Fidelity® VIP Freedom 2020 Portfolio	Fidelity® VIP Freedom 2030 Portfolio	Fidelity® VIP Freedom 2015 Portfolio	Fidelity® VIP Freedom 2025 Portfolio	Fidelity® VIP Freedom Income Portfolio
	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(41,701)	$8,912	$(71,984)	$(96,578)	$3,052	$1,904	$2,855	$2,924	$1,786	$150
Net realized gain (loss) on security transactions	10,680	10,592	316,132	785,267	30,159	(268)	939	(643)	10,044	3
Net realized gain distributions	900,630	34,037	1,039,534	1,397,833	65,269	7,679	13,045	7,180	8,155	3
Change in unrealized appreciation (depreciation) during the period	(521,927)	40,751	(291,087)	(550,452)	36,722	6,620	22,160	8,870	(7,427)	449
Net increase (decrease) in net assets resulting from operations	347,682	94,292	992,595	1,536,070	135,202	15,935	38,999	18,331	12,558	605

Unit transactions:
Purchases	—	—	2,560	5,084	600	—	—	—	—	—
Net transfers	64,685	(5,924)	(196,278)	(352,943)	(28,093)	233	50	1	67,561	—
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(97,058)	(110,588)	(770,151)	(957,670)	(72,675)	(2,886)	(8,868)	(2,698)	(369,633)	(1)
Other transactions	(2)	—	—	239	—	—	—	—	—	—
Death benefits	(663)	—	—	—	—	—	—	—	—	—
Net annuity transactions	(3,975)	—	—	—	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(37,013)	(116,512)	(963,869)	(1,305,290)	(100,168)	(2,653)	(8,818)	(2,697)	(302,072)	(1)
Net increase (decrease) in net assets	310,669	(22,220)	28,726	230,780	35,034	13,282	30,181	15,634	(289,514)	604

Net assets:
Beginning of period	2,558,987	743,239	8,314,176	8,906,853	713,521	138,901	290,486	179,731	442,010	7,602
End of period	$2,869,656	$721,019	$8,342,902	$9,137,633	$748,555	$152,183	$320,667	$195,365	$152,496	$8,206

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2025

	Fidelity® VIP FundsManager 20% Portfolio	Fidelity® VIP FundsManager 50% Portfolio	Fidelity® VIP FundsManager 70% Portfolio	Fidelity® VIP FundsManager 85% Portfolio	Franklin Income VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund
	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account (3)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$277	$(1,455)	$143	$(6)	$16,049	$2,581,076	$5,821,452	$(6,827,384)	$496,800	$(149,080)
Net realized gain (loss) on security transactions	(7)	11,007	41	83	(4,220)	14,531,360	(3,505,059)	27,755,257	7,710,872	(808,254)
Net realized gain distributions	—	—	252	—	4,510	45,309,623	—	115,834,926	74,518,160	1,045,549
Change in unrealized appreciation (depreciation) during the period	537	6,733	3,491	—	28,858	(13,345,590)	6,096,542	(23,931,300)	(12,720,091)	2,703,742
Net increase (decrease) in net assets resulting from operations	807	16,285	3,927	77	45,197	49,076,469	8,412,935	112,831,499	70,005,741	2,791,957

Unit transactions:
Purchases	—	—	—	—	81	2,222,273	779,076	3,828,417	2,914,113	147,113
Net transfers	2,474	(1)	—	19,010	17,332	1,200,060	5,395,249	(10,640,795)	(5,206,857)	(382,250)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(546)	(154,148)	—	(19,087)	(171,120)	(46,900,147)	(16,319,202)	(89,678,116)	(42,680,930)	(2,412,685)
Other transactions	—	—	—	—	—	30,860	11,687	23,156	29,910	498
Death benefits	—	—	—	—	—	(18,011,230)	(4,967,539)	(29,852,920)	(18,160,135)	(996,946)
Net annuity transactions	—	—	—	—	—	(2,163,654)	(457,478)	(2,957,531)	(1,278,310)	(83,642)
Net increase (decrease) in net assets resulting from unit transactions	1,928	(154,149)	—	(77)	(153,707)	(63,621,838)	(15,558,207)	(129,277,789)	(64,382,209)	(3,727,912)
Net increase (decrease) in net assets	2,735	(137,864)	3,927	—	(108,510)	(14,545,369)	(7,145,272)	(16,446,290)	5,623,532	(935,955)

Net assets:
Beginning of period	9,286	137,864	25,412	—	518,993	497,590,657	155,453,849	1,029,577,048	485,451,040	23,061,210
End of period	$12,021	$—	$29,339	$—	$410,483	$483,045,288	$148,308,577	$1,013,130,758	$491,074,572	$22,125,255

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2025

	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	Invesco V.I. Equity and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(3,136,252)	$264,613	$(1,982,478)	$2,383,345	$(566,719)	$461,429	$(473,678)	$(447,554)	$(24)	$852
Net realized gain (loss) on security transactions	16,048,764	5,313,908	(3,735,935)	496,411	(427,657)	(205,731)	19,521,847	10,839,768	54	3,318
Net realized gain distributions	27,446,741	866,708	27,245,678	—	—	6,591,438	49,045,028	12,243,475	306	6,859
Change in unrealized appreciation (depreciation) during the period	(6,869,919)	21,209,015	(23,977,284)	(845,804)	7,571,611	(5,016,950)	(44,266,338)	10,440,550	(143)	2,125
Net increase (decrease) in net assets resulting from operations	33,489,334	27,654,244	(2,450,019)	2,033,952	6,577,235	1,830,186	23,826,859	33,076,239	193	13,154

Unit transactions:
Purchases	1,370,779	909,646	788,263	346,507	271,969	190,904	1,285,417	694,120	—	—
Net transfers	(11,736,792)	2,420,913	(2,043,210)	(16,237)	(513,587)	(970,644)	(1,806,852)	14,118,138	(120)	(12,300)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(28,305,334)	(10,847,292)	(15,494,351)	(7,124,490)	(5,244,485)	(4,360,446)	(32,068,811)	(30,699,310)	(1)	(38,334)
Other transactions	21,783	17,954	(1,961)	10,774	(130)	6,115	9,034	2,163	1	—
Death benefits	(7,903,276)	(3,084,866)	(5,587,906)	(2,739,731)	(1,644,480)	(714,863)	(9,641,683)	(4,357,707)	—	—
Net annuity transactions	(478,994)	(268,105)	(352,402)	(191,847)	(137,691)	(78,239)	(1,174,089)	82,760	—	—
Net increase (decrease) in net assets resulting from unit transactions	(47,031,834)	(10,851,750)	(22,691,567)	(9,715,024)	(7,268,404)	(5,927,173)	(43,396,984)	(20,159,836)	(120)	(50,634)
Net increase (decrease) in net assets	(13,542,500)	16,802,494	(25,141,586)	(7,681,072)	(691,169)	(4,096,987)	(19,570,125)	12,916,403	73	(37,480)

Net assets:
Beginning of period	297,161,851	101,368,247	158,324,985	73,114,436	63,831,618	40,281,892	392,017,938	211,711,736	1,859	136,163
End of period	$283,619,351	$118,170,741	$133,183,399	$65,433,364	$63,140,449	$36,184,905	$372,447,813	$224,628,139	$1,932	$98,683

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2025

	Morgan Stanley VIF Discovery Portfolio	Columbia Variable Portfolio - Dividend Opportunity Fund	Columbia Variable Portfolio - Income Opportunities Fund	Columbia Variable Portfolio - Select Mid Cap Growth Fund	Invesco V.I. Global Fund	Putnam VT Small Cap Value Fund	PIMCO VIT Real Return Portfolio	Pioneer Fund VCT Portfolio	Victory Pioneer Mid Cap Value VCT Portfolio	PSF PGIM Jennison Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (4)	Sub-Account (5)	Sub-Account

Operations:
Net investment income (loss)	$(759)	$(82,564)	$10,848	$(73,462)	$(4,118)	$(279)	$3,682	$(28,906)	$376	$(10,941)
Net realized gain (loss) on security transactions	101,198	595,068	(81,825)	602,210	898	(145)	(3,118)	518,930	(3,532)	31,357
Net realized gain distributions	—	—	—	—	64,958	4,218	—	—	5,887	—
Change in unrealized appreciation (depreciation) during the period	6,828	193,857	236,756	23,218	(19,053)	(2,077)	10,964	(1,169,943)	4,902	64,557
Net increase (decrease) in net assets resulting from operations	107,267	706,361	165,779	551,966	42,685	1,717	11,528	(679,919)	7,633	84,973

Unit transactions:
Purchases	365	57,152	18	22,380	3,402	365	6,156	1,242	2,608	—
Net transfers	(75,028)	7,292	4,513	57,014	18,071	288	17,726	(24,483)	848	—
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	(8,504,053)	—	—
Surrenders for benefit payments and fees	(42,897)	(523,335)	(233,730)	(490,255)	(8,424)	(2,398)	(30,326)	(145,296)	(31,969)	(32,027)
Other transactions	—	1	—	(5)	—	—	—	(5)	—	(8)
Death benefits	—	(30,516)	(36,507)	(81,789)	—	—	—	(7,316)	—	—
Net annuity transactions	—	(47,700)	(26,549)	(38,633)	—	—	—	(32,139)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(117,560)	(537,106)	(292,255)	(531,288)	13,049	(1,745)	(6,444)	(8,712,050)	(28,513)	(32,035)
Net increase (decrease) in net assets	(10,293)	169,255	(126,476)	20,678	55,734	(28)	5,084	(9,391,969)	(20,880)	52,938

Net assets:
Beginning of period	115,020	5,389,772	2,455,930	4,536,158	297,132	49,703	191,649	9,391,969	99,339	725,347
End of period	$104,727	$5,559,027	$2,329,454	$4,556,836	$352,866	$49,675	$196,733	$—	$78,459	$778,285

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2025

	PSF PGIM Jennison Value Portfolio	Royce Capital Fund–Small-Cap Portfolio	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Allspring VT Small Cap Growth Fund	Allspring VT Opportunity Fund	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Overseas Core Fund	CTIVP® - Principal Large Cap Growth Fund	AST International Equity Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (6)	Sub-Account

Operations:
Net investment income (loss)	$(6,019)	$258	$158	$(19,333)	$(18,509)	$(26,503)	$(396,555)	$10,026	$(134,057)	$(1,712)
Net realized gain (loss) on security transactions	74,340	1,170	148	68,992	4,913	15,959	2,479,519	92,815	824,418	1,742
Net realized gain distributions	—	2,895	7,441	136,191	68,435	251,982	—	—	—	—
Change in unrealized appreciation (depreciation) during the period	(21,839)	(1,324)	2,210	(41,477)	44,553	(115,604)	2,003,975	996,193	395,187	31,690
Net increase (decrease) in net assets resulting from operations	46,482	2,999	9,957	144,373	99,392	125,834	4,086,939	1,099,034	1,085,548	31,720

Unit transactions:
Purchases	20,121	—	—	—	—	—	110,150	44,613	18	—
Net transfers	—	26,361	771	(10,058)	(414)	(102,383)	(338,850)	(41,972)	(4,249)	100,000
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(76,059)	(25,562)	(1,140)	(68,751)	(91,530)	(91,674)	(1,854,846)	(345,769)	(914,680)	(4,619)
Other transactions	(2)	—	—	(12)	—	(3)	5	(2)	7	(2)
Death benefits	(22,254)	—	—	(32,693)	(20,458)	(33,832)	(578,969)	(76,664)	(101,784)	—
Net annuity transactions	—	—	—	(4,079)	(1,147)	(1,208)	(34,740)	(25,501)	(4,919)	—
Net increase (decrease) in net assets resulting from unit transactions	(78,194)	799	(369)	(115,593)	(113,549)	(229,100)	(2,697,250)	(445,295)	(1,025,607)	95,379
Net increase (decrease) in net assets	(31,712)	3,798	9,588	28,780	(14,157)	(103,266)	1,389,689	653,739	59,941	127,099

Net assets:
Beginning of period	361,563	38,785	63,471	1,425,771	1,329,554	2,584,062	30,243,051	3,275,685	9,584,893	38,260
End of period	$329,851	$42,583	$73,059	$1,454,551	$1,315,397	$2,480,796	$31,632,740	$3,929,424	$9,644,834	$165,359

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2025

	PSF PGIM Jennison Blend Portfolio	Victory Pioneer Fund VCT Portfolio
	Sub-Account	Sub-Account (7)

Operations:
Net investment income (loss)	$(1,710)	$(88,753)
Net realized gain (loss) on security transactions	1,588	126,210
Net realized gain distributions	—	1,278,901
Change in unrealized appreciation (depreciation) during the period	16,222	1,194,094
Net increase (decrease) in net assets resulting from operations	16,100	2,510,452

Unit transactions:
Purchases	—	4,009
Net transfers	—	(95,811)
Net interfund transfers due to corporate actions	—	8,504,053
Surrenders for benefit payments and fees	(142)	(1,177,165)
Other transactions	(2)	(42)
Death benefits	(372)	(234,723)
Net annuity transactions	(3,189)	19,676
Net increase (decrease) in net assets resulting from unit transactions	(3,705)	7,019,997
Net increase (decrease) in net assets	12,395	9,530,449

Net assets:
Beginning of period	100,101	—
End of period	$112,496	$9,530,449

The accompanying notes are an integral part of these financial statements.

(1) Formerly Fidelity® VIP Asset Manager Portfolio. Change effective May 1, 2025.
(2) Not funded as of December 31, 2025.
(3) Fidelity® VIP FundsManager 85% Portfolio - Service Class 2 commenced operations on January 21, 2025 and ceased operations on January 30, 2025.
(4) Merged into Victory Pioneer Fund VCT Portfolio. Change effective March 31, 2025.
(5) Formerly Pioneer Mid Cap Value VCT Portfolio. Change effective April 1, 2025.
(6) Formerly CTIVP® - Principal Blue Chip Growth Fund. Change effective June 2, 2025.
(7) Merged assets from Pioneer Fund VCT Portfolio. Change effective March 31, 2025.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2024

	LVIP American Century Capital Appreciation Fund	AB VPS International Value Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. Government Money Market Fund	AB VPS Relative Value Portfolio	American Funds Insurance Series® Growth Fund	Calvert VP SRI Balanced Portfolio	Columbia Variable Portfolio - Small Company Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(27,057)	$607	$(14,591)	$4,945	$74,471	$1,717,375	$(1,724)	$(4,484)	$4,116	$24,861
Net realized gain (loss) on security transactions	54,163	(1,534)	23,456	(21,199)	(24,257)	—	12,417	24,677	52,132	(66,707)
Net realized gain distributions	136,633	—	203,655	—	—	—	42,073	11,227	15,690	—
Change in unrealized appreciation (depreciation) during the period	300,597	3,339	293,455	(15,010)	40,827	—	72,128	96,672	79,433	713,063
Net increase (decrease) in net assets resulting from operations	464,336	2,412	505,975	(31,264)	91,041	1,717,375	124,894	128,092	151,371	671,217

Unit transactions:
Purchases	13,088	—	97,771	12,710	6,557	182,143	—	—	2,327	10,389
Net transfers	(77,873)	(2,183)	71,106	333,790	439,225	12,890,920	(11,600)	(8,437)	9,827	37,944
Surrenders for benefit payments and fees	(420,004)	(8,771)	(31,065)	(145,070)	(110,086)	(15,279,223)	(94,968)	(97,461)	(191,504)	(183,140)
Other transactions	751	—	15	—	—	4,515	—	—	—	—
Death benefits	—	—	(182,122)	(9,524)	(43,198)	(5,276,940)	(17,374)	—	—	(186,725)
Net annuity transactions	—	—	(3,196)	(252)	(2,887)	(154,780)	(2,710)	—	(9,209)	(9,225)
Net increase (decrease) in net assets resulting from unit transactions	(484,038)	(10,954)	(47,491)	191,654	289,611	(7,633,365)	(126,652)	(105,898)	(188,559)	(330,757)
Net increase (decrease) in net assets	(19,702)	(8,542)	458,484	160,390	380,652	(5,915,990)	(1,758)	22,194	(37,188)	340,460

Net assets:
Beginning of period	2,237,653	57,544	2,117,711	852,715	1,340,385	54,152,379	1,130,477	457,478	923,850	3,180,341
End of period	$2,217,951	$49,002	$2,576,195	$1,013,105	$1,721,037	$48,236,389	$1,128,719	$479,672	$886,662	$3,520,801

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	Allspring VT Discovery All Cap Growth Fund	Fidelity® VIP Asset Manager Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Overseas Portfolio	Fidelity® VIP Freedom 2020 Portfolio	Fidelity® VIP Freedom 2030 Portfolio	Fidelity® VIP Freedom 2015 Portfolio	Fidelity® VIP Freedom 2025 Portfolio	Fidelity® VIP Freedom Income Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(38,721)	$9,273	$(101,034)	$(96,517)	$3,186	$1,899	$2,271	$2,796	$5,848	$167
Net realized gain (loss) on security transactions	15,682	10,698	681,201	1,106,892	45,246	(3,265)	69	(17,487)	11,895	(1)
Net realized gain distributions	116,541	4,837	1,768,290	1,008,712	33,942	3,885	632	8,960	849	5
Change in unrealized appreciation (depreciation) during the period	349,621	28,870	(236,622)	545,533	(39,540)	5,241	18,398	22,946	(1,776)	43
Net increase (decrease) in net assets resulting from operations	443,123	53,678	2,111,835	2,564,620	42,834	7,760	21,370	17,215	16,816	214

Unit transactions:
Purchases	—	2,981	14,805	24,889	9,340	—	—	—	—	—
Net transfers	102,480	61,927	(284,257)	34,834	67,149	(29,594)	29,594	—	226,062	—
Surrenders for benefit payments and fees	(124,822)	(123,308)	(1,315,233)	(2,221,552)	(186,707)	(2,737)	(10,960)	(145,356)	(109,605)	—
Other transactions	30	519	434	756	515	—	—	—	—	—
Death benefits	(105,269)	—	—	—	—	—	—	—	—	—
Net annuity transactions	(5,505)	—	(1,423)	—	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(133,086)	(57,881)	(1,585,674)	(2,161,073)	(109,703)	(32,331)	18,634	(145,356)	116,457	—
Net increase (decrease) in net assets	310,037	(4,203)	526,161	403,547	(66,869)	(24,571)	40,004	(128,141)	133,273	214

Net assets:
Beginning of period	2,248,950	747,442	7,788,015	8,503,306	780,390	163,472	250,482	307,872	308,737	7,388
End of period	$2,558,987	$743,239	$8,314,176	$8,906,853	$713,521	$138,901	$290,486	$179,731	$442,010	$7,602

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	Fidelity® VIP FundsManager 20% Portfolio	Fidelity® VIP FundsManager 50% Portfolio	Fidelity® VIP FundsManager 70% Portfolio	Franklin Income VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford Disciplined Equity HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$290	$1,415	$95	$22,979	$2,780,308	$3,364,638	$(5,920,724)	$1,982,532	$(350,826)	$(2,788,803)
Net realized gain (loss) on security transactions	—	(183)	16	(4,924)	19,220,668	(3,782,540)	24,373,595	11,021,679	(319,208)	13,951,349
Net realized gain distributions	—	—	—	2,478	33,960,208	—	41,727,642	33,515,014	168,145	12,541,721
Change in unrealized appreciation (depreciation) during the period	(321)	8,138	2,053	14,160	(7,491,103)	1,792,551	120,007,725	6,882,472	414,795	38,081,172
Net increase (decrease) in net assets resulting from operations	(31)	9,370	2,164	34,693	48,470,081	1,374,649	180,188,238	53,401,697	(87,094)	61,785,439

Unit transactions:
Purchases	—	—	—	72	4,362,168	1,027,239	4,644,293	3,463,615	58,937	1,918,882
Net transfers	9,384	(310)	—	38,890	(2,037,482)	3,795,324	(7,292,488)	(6,619,703)	(101,189)	(5,930,280)
Surrenders for benefit payments and fees	(67)	(44)	—	(130,721)	(49,661,938)	(15,803,392)	(89,929,509)	(47,509,815)	(2,328,794)	(27,453,190)
Other transactions	—	—	—	—	13,984	575	2,632	14,825	274	(949)
Death benefits	—	—	—	—	(26,201,432)	(6,672,681)	(25,516,219)	(16,585,740)	(547,568)	(7,848,366)
Net annuity transactions	—	—	—	—	(2,018,743)	(248,625)	(1,544,666)	(1,137,717)	38,653	(411,592)
Net increase (decrease) in net assets resulting from unit transactions	9,317	(354)	—	(91,759)	(75,543,443)	(17,901,560)	(119,635,957)	(68,374,535)	(2,879,687)	(39,725,495)
Net increase (decrease) in net assets	9,286	9,016	2,164	(57,066)	(27,073,362)	(16,526,911)	60,552,281	(14,972,838)	(2,966,781)	22,059,944

Net assets:
Beginning of period	—	128,848	23,248	576,059	524,664,019	171,980,760	969,024,767	500,423,878	26,027,991	275,101,907
End of period	$9,286	$137,864	$25,412	$518,993	$497,590,657	$155,453,849	$1,029,577,048	$485,451,040	$23,061,210	$297,161,851

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	Invesco V.I. Equity and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$92,215	$(2,229,023)	$2,146,724	$(873,737)	$(530,141)	$1,038,129	$(32,848)	$(25)	$240
Net realized gain (loss) on security transactions	2,821,717	(2,092,599)	454,042	(955,912)	294,316	25,185,717	6,828,307	154	2,143
Net realized gain distributions	—	3,874,273	—	—	—	11,958,159	8,660,162	145	4,772
Change in unrealized appreciation (depreciation) during the period	4,373,640	8,281,532	153,500	8,231,082	4,666,415	(8,466,280)	26,372,212	238	6,181
Net increase (decrease) in net assets resulting from operations	7,287,572	7,834,183	2,754,266	6,401,433	4,430,590	29,715,725	41,827,833	512	13,336

Unit transactions:
Purchases	588,401	653,546	503,215	134,954	219,650	1,418,133	1,107,030	—	—
Net transfers	(795,911)	(4,542,289)	2,439,798	(734,417)	(302,051)	(2,588,940)	8,604,606	(350)	12,567
Surrenders for benefit payments and fees	(9,014,197)	(12,607,054)	(8,368,563)	(4,759,607)	(4,025,911)	(37,324,843)	(17,622,991)	(2)	(36,328)
Other transactions	1,018	(3,200)	783	(861)	1,314	1,039	1,916	—	—
Death benefits	(2,811,047)	(3,605,868)	(2,792,296)	(1,437,913)	(755,009)	(10,679,050)	(4,189,847)	—	—
Net annuity transactions	(180,811)	(133,086)	(284,958)	58,366	(51,403)	(1,787,147)	(220,167)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(12,212,547)	(20,237,951)	(8,502,021)	(6,739,478)	(4,913,410)	(50,960,808)	(12,319,453)	(352)	(23,761)
Net increase (decrease) in net assets	(4,924,975)	(12,403,768)	(5,747,755)	(338,045)	(482,820)	(21,245,083)	29,508,380	160	(10,425)

Net assets:
Beginning of period	106,293,222	170,728,753	78,862,191	64,169,663	40,764,712	413,263,021	182,203,356	1,699	146,588
End of period	$101,368,247	$158,324,985	$73,114,436	$63,831,618	$40,281,892	$392,017,938	$211,711,736	$1,859	$136,163

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	Morgan Stanley VIF Discovery Portfolio	Columbia Variable Portfolio - Dividend Opportunity Fund	Columbia Variable Portfolio - Income Opportunities Fund	Columbia Variable Portfolio - Select Mid Cap Growth Fund	Invesco V.I. Global Fund	Putnam VT Small Cap Value Fund	PIMCO VIT Real Return Portfolio	Pioneer Fund VCT Portfolio	Pioneer Mid Cap Value VCT Portfolio	PSF PGIM Jennison Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(1,470)	$(82,998)	$102,189	$(76,215)	$(4,069)	$68	$3,501	$(103,181)	$535	$(10,255)
Net realized gain (loss) on security transactions	(22,827)	544,111	(72,588)	648,899	9,119	(790)	(12,961)	214,180	(3,890)	180,380
Net realized gain distributions	—	—	—	—	17,620	3,337	—	469,148	6,129	—
Change in unrealized appreciation (depreciation) during the period	57,752	214,552	74,069	321,378	25,673	(549)	12,627	1,237,226	6,781	(1,902)
Net increase (decrease) in net assets resulting from operations	33,455	675,665	103,670	894,062	48,343	2,066	3,167	1,817,373	9,555	168,223

Unit transactions:
Purchases	324	107,405	210	9,983	3,024	324	5,472	5,756	2,318	—
Net transfers	(1,204)	62,825	46,405	(503,156)	(34,610)	16,564	(13,133)	(199,116)	5,547	—
Surrenders for benefit payments and fees	(58,374)	(356,647)	(160,189)	(373,269)	(93,911)	(13,111)	(85,961)	(764,042)	(21,805)	(52,829)
Other transactions	—	(5)	—	(1)	—	—	—	19	—	(1)
Death benefits	—	(404,226)	(74,053)	(269,509)	—	—	—	(848,197)	—	(1,938)
Net annuity transactions	—	(28,100)	(7,292)	(20,325)	—	—	—	4,521	—	—
Net increase (decrease) in net assets resulting from unit transactions	(59,254)	(618,748)	(194,919)	(1,156,277)	(125,497)	3,777	(93,622)	(1,801,059)	(13,940)	(54,768)
Net increase (decrease) in net assets	(25,799)	56,917	(91,249)	(262,215)	(77,154)	5,843	(90,455)	16,314	(4,385)	113,455

Net assets:
Beginning of period	140,819	5,332,855	2,547,179	4,798,373	374,286	43,860	282,104	9,375,655	103,724	611,892
End of period	$115,020	$5,389,772	$2,455,930	$4,536,158	$297,132	$49,703	$191,649	$9,391,969	$99,339	$725,347

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	PSF PGIM Jennison Value Portfolio	Royce Capital Fund–Small-Cap Portfolio	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Allspring VT Small Cap Growth Fund	Allspring VT Opportunity Fund	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Overseas Core Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(5,756)	$(688)	$(98)	$(20,720)	$(18,700)	$(29,099)	$(386,591)	$92,334
Net realized gain (loss) on security transactions	15,585	8,873	6,266	71,892	(3,259)	17,424	2,589,668	21,474
Net realized gain distributions	—	1,520	4,424	—	—	249,752	—	—
Change in unrealized appreciation (depreciation) during the period	42,659	(6,712)	1,331	353,642	222,688	87,226	5,178,397	(53,453)
Net increase (decrease) in net assets resulting from operations	52,488	2,993	11,923	404,814	200,729	325,303	7,381,474	60,355

Unit transactions:
Purchases	—	—	—	—	—	8	94,659	73,390
Net transfers	61,982	(627)	(420)	(31,126)	(7,030)	(106,631)	(269,362)	(157,212)
Surrenders for benefit payments and fees	(13,256)	(81,368)	(61,717)	(58,823)	(30,529)	(124,369)	(1,718,377)	(238,679)
Other transactions	(2)	—	—	(14)	19	7	(4)	12
Death benefits	(6,691)	—	—	(22,957)	(7,105)	(43,910)	(1,189,887)	(145,031)
Net annuity transactions	—	—	—	(834)	(432)	(15,328)	(26,837)	(9,346)
Net increase (decrease) in net assets resulting from unit transactions	42,033	(81,995)	(62,137)	(113,754)	(45,077)	(290,223)	(3,109,808)	(476,866)
Net increase (decrease) in net assets	94,521	(79,002)	(50,214)	291,060	155,652	35,080	4,271,666	(416,511)

Net assets:
Beginning of period	267,042	117,787	113,685	1,134,711	1,173,902	2,548,982	25,971,385	3,692,196
End of period	$361,563	$38,785	$63,471	$1,425,771	$1,329,554	$2,584,062	$30,243,051	$3,275,685

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2024

	CTIVP® - Principal Blue Chip Growth Fund	AST International Equity Portfolio	PSF PGIM Jennison Blend Portfolio
	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(140,268)	$(566)	$(1,486)
Net realized gain (loss) on security transactions	1,302,429	98	956
Net realized gain distributions	—	—	—
Change in unrealized appreciation (depreciation) during the period	640,511	1,919	19,216
Net increase (decrease) in net assets resulting from operations	1,802,672	1,451	18,686

Unit transactions:
Purchases	160,425	—	—
Net transfers	(288,140)	—	20,797
Surrenders for benefit payments and fees	(780,951)	(2)	(1,263)
Other transactions	18	(1)	(2)
Death benefits	(1,026,630)	—	4,160
Net annuity transactions	6,318	—	(2,831)
Net increase (decrease) in net assets resulting from unit transactions	(1,928,960)	(3)	20,861
Net increase (decrease) in net assets	(126,288)	1,448	39,547

Net assets:
Beginning of period	9,711,181	36,812	60,554
End of period	$9,584,893	$38,260	$100,101

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Talcott Resolution Life Insurance Company
Notes to Financial Statements
December 31, 2025

1. Organization:

Separate Account Two (the “Account”) is a separate investment account established by Talcott Resolution Life Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.
The Sponsor Company is indirectly owned by Talcott Resolution Life, Inc.

On June 30, 2021, the Account's previous indirect owner, Hopmeadow Holdings GP LLC, completed the sale of the Sponsor Company through the merger of an affiliate of Sixth Street, a global investment firm. Sixth Street obtained 100% control of Talcott Holdings, L.P. and its life and annuity operating subsidiaries including the Account. This transaction does not impact the contracts of the Account or the accounting of the Account.
The Account is comprised of the following Sub-Accounts:

LVIP American Century Capital Appreciation Fund, AB VPS International Value Portfolio, Invesco V.I. Core Equity Fund, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco V.I. Government Money Market Fund, AB VPS Relative Value Portfolio, American Funds Insurance Series® Growth Fund, Calvert VP SRI Balanced Portfolio, Columbia Variable Portfolio - Small Company Growth fund, Allspring VT Discovery All Cap Growth Fund, Fidelity® VIP Asset Manager 50% Portfolio (Formerly Fidelity® VIP Asset Manager Portfolio), Fidelity® VIP Growth Portfolio, Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Overseas Portfolio, Fidelity® VIP Freedom 2020 Portfolio, Fidelity® VIP Freedom 2030 Portfolio, Fidelity® VIP Freedom 2015 Portfolio, Fidelity® VIP Freedom 2025 Portfolio, Fidelity® VIP Freedom Income Portfolio, Fidelity® VIP FundsManager 20% Portfolio, Fidelity® VIP FundsManager 50% Portfolio^, Fidelity® VIP FundsManager 70% Portfolio, Fidelity® VIP FundsManager 85% Portfolio^, Franklin Income VIP Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Healthcare HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Ultrashort Bond HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, Invesco V.I. Equity and Income Fund, Morgan Stanley VIF Discovery Portfolio, Columbia Variable Portfolio - Dividend Opportunity Fund, Columbia Variable Portfolio - Income Opportunities Fund, Columbia Variable Portfolio - Select Mid Cap Growth Fund, Invesco V.I. Global Fund, Putnam VT Small Cap Value Fund, PIMCO VIT Real Return Portfolio, Pioneer Fund VCT Portfolio (Merged into Victory Pioneer Fund VCT Portfolio), Victory Pioneer Mid Cap Value VCT Portfolio (Formerly Pioneer Mid Cap Value VCT Portfolio), PSF PGIM Jennison Growth Portfolio, PSF PGIM Jennison Value Portfolio, Royce Capital Fund–Small-Cap Portfolio, Invesco V.I. Comstock Fund, Invesco V.I. American Franchise Fund, Allspring VT Small Cap Growth Fund, Allspring VT Opportunity Fund, Columbia Variable Portfolio - Large Cap Growth Fund, Columbia Variable Portfolio - Overseas Core Fund, CTIVP® - Principal Large Cap Growth Fund (Formerly CTIVP® - Principal Blue Chip Growth Fund), AST International Equity Portfolio, PSF PGIM Jennison Blend Portfolio, Victory Pioneer Fund VCT Portfolio (Merged assets from Pioneer Fund VCT Portfolio).

^ This Sub-Account was not funded as of December 31, 2025, and as a result, is not presented in the statements of assets and liabilities.

Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the Statements of Changes in Net Assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying Statements of Changes in Net Assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2025 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2025, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account recognizes transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2025 and 2024.

g) Accounting for Uncertain Tax Positions - The statute of limitations is closed through the 2021 tax year and the Sponsor Company is not currently under examination for any open years.  Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2025.

h) The Management Committee of The Sponsor Company evaluates third-party funds and determines the selection of funds to offer within the product offering. All funds are sourced from third party asset managers which employ a governance structure to oversee fund strategy and performance, all of which is an element contemplated in the Separate Account Management Committee’s determination of fund offerings. Accordingly, the Management Committee, acts as the Account’s chief operating decision maker (“CODM”) assessing performance and making decisions about the product offering allocation. The CODM has determined that each Sub-Account acts as an operating segment based on the fact that the CODM monitors the operating results of the fund as a whole and that the fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the fund’s Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.50% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying Statements of Operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying Statements of Changes in Net Assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.15% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying Statements of Operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $30 may be charged. In addition, an annual contract fee up to a maximum of $100 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying Statements of Changes in Net Assets.

e) Rider Charges - The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

Optional Death Benefit Charge maximum of 0.15%
Earnings Protection Benefit Charge maximum of 0.20%
Principal First Charge maximum of 0.75%
Principal First Preferred Charge maximum of 0.20%
MAV/EPB Death Benefit Charge maximum of 0.30%
MAV 70 Death Benefit Charge maximum of 0.20%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

f) Transactions with Related Parties - The Sponsor and its affiliates may receive fees from funds for services provided.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2025 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
LVIP American Century Capital Appreciation Fund	$385,838	$484,188
AB VPS International Value Portfolio	$1,121	$11,471
Invesco V.I. Core Equity Fund	$215,973	$611,071
Invesco V.I. Government Securities Fund	$1,217,301	$649,652
Invesco V.I. High Yield Fund	$1,088,707	$959,694
Invesco V.I. Government Money Market Fund	$20,785,747	$21,683,893
AB VPS Relative Value Portfolio	$123,257	$71,256
American Funds Insurance Series® Growth Fund	$616,614	$118,253
Calvert VP SRI Balanced Portfolio	$64,899	$113,479
Columbia Variable Portfolio - Small Company Growth fund	$580,652	$370,699
Allspring VT Discovery All Cap Growth Fund	$1,161,346	$339,431
Fidelity® VIP Asset Manager 50% Portfolio+	$53,915	$127,475
Fidelity® VIP Growth Portfolio	$1,475,988	$1,472,314
Fidelity® VIP Contrafund® Portfolio	$2,092,639	$2,095,333
Fidelity® VIP Overseas Portfolio	$115,410	$147,255
Fidelity® VIP Freedom 2020 Portfolio	$11,858	$4,928
Fidelity® VIP Freedom 2030 Portfolio	$20,181	$13,099
Fidelity® VIP Freedom 2015 Portfolio	$12,457	$5,050
Fidelity® VIP Freedom 2025 Portfolio	$79,415	$371,546
Fidelity® VIP Freedom Income Portfolio	$252	$100
Fidelity® VIP FundsManager 20% Portfolio	$3,044	$839
Fidelity® VIP FundsManager 50% Portfolio+	$207	$155,811
Fidelity® VIP FundsManager 70% Portfolio	$733	$338
Fidelity® VIP FundsManager 85% Portfolio+	$19,011	$19,094
Franklin Income VIP Fund	$43,378	$176,526
Hartford Balanced HLS Fund	$58,448,831	$74,177,872
Hartford Total Return Bond HLS Fund	$17,269,582	$27,006,339
Hartford Capital Appreciation HLS Fund	$129,207,248	$149,477,275
Hartford Dividend and Growth HLS Fund	$88,411,862	$77,779,117
Hartford Healthcare HLS Fund	$1,773,267	$4,604,710
Hartford Disciplined Equity HLS Fund	$34,412,171	$57,133,534
Hartford International Opportunities HLS Fund	$10,576,687	$20,297,121
Hartford MidCap HLS Fund	$29,100,229	$26,528,595
Hartford Ultrashort Bond HLS Fund	$6,772,274	$14,103,953
Hartford Small Company HLS Fund	$1,271,780	$9,106,900
Hartford SmallCap Growth HLS Fund	$9,421,070	$8,295,372
Hartford Stock HLS Fund	$57,671,026	$52,496,315
BlackRock S&P 500 Index V.I. Fund	$35,030,865	$43,392,205
BlackRock Large Cap Focus Growth V.I. Fund	$306	$145
Invesco V.I. Equity and Income Fund	$9,250	$52,173
Morgan Stanley VIF Discovery Portfolio	$488,220	$606,539
Columbia Variable Portfolio - Dividend Opportunity Fund	$456,686	$1,076,355
Columbia Variable Portfolio - Income Opportunities Fund	$196,749	$478,155
Columbia Variable Portfolio - Select Mid Cap Growth Fund	$332,004	$936,754
Invesco V.I. Global Fund	$88,407	$14,518
Putnam VT Small Cap Value Fund	$8,969	$6,775
PIMCO VIT Real Return Portfolio	$31,849	$34,611
Pioneer Fund VCT Portfolio+	$22,940	$8,763,895
Victory Pioneer Mid Cap Value VCT Portfolio+	$10,059	$32,309
PSF PGIM Jennison Growth Portfolio	$—	$42,971
PSF PGIM Jennison Value Portfolio	$36,750	$120,964
Royce Capital Fund–Small-Cap Portfolio	$30,116	$26,164
Invesco V.I. Comstock Fund	$9,319	$2,089
Invesco V.I. American Franchise Fund	$226,363	$225,100
Allspring VT Small Cap Growth Fund	$82,313	$145,937
Allspring VT Opportunity Fund	$332,773	$336,392
Columbia Variable Portfolio - Large Cap Growth Fund	$441,299	$3,535,105
Columbia Variable Portfolio - Overseas Core Fund	$242,842	$678,110
CTIVP® - Principal Large Cap Growth Fund+	$91,521	$1,251,185
AST International Equity Portfolio	$100,000	$6,334
PSF PGIM Jennison Blend Portfolio	$4	$5,417
Victory Pioneer Fund VCT Portfolio+	$9,942,154	$1,732,006

+ See Note 1 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:
The changes in units outstanding for the period ended December 31, 2025 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
LVIP American Century Capital Appreciation Fund	3,552	50,263	(46,711)
AB VPS International Value Portfolio	—	1,087	(1,087)
Invesco V.I. Core Equity Fund	10,635	162,609	(151,974)
Invesco V.I. Government Securities Fund	120,994	64,931	56,063
Invesco V.I. High Yield Fund	450,935	426,393	24,542
Invesco V.I. Government Money Market Fund	1,920,405	2,140,222	(219,817)
AB VPS Relative Value Portfolio	4,750	13,508	(8,758)
American Funds Insurance Series® Growth Fund	7,732	1,508	6,224
Calvert VP SRI Balanced Portfolio	485	11,199	(10,714)
Columbia Variable Portfolio - Small Company Growth fund	20,898	60,210	(39,312)
Allspring VT Discovery All Cap Growth Fund	59,430	65,019	(5,589)
Fidelity® VIP Asset Manager 50% Portfolio+	—	24,477	(24,477)
Fidelity® VIP Growth Portfolio	11,113	77,564	(66,451)
Fidelity® VIP Contrafund® Portfolio	543	70,260	(69,717)
Fidelity® VIP Overseas Portfolio	746	23,102	(22,356)
Fidelity® VIP Freedom 2020 Portfolio	6	83	(77)
Fidelity® VIP Freedom 2030 Portfolio	1	207	(206)
Fidelity® VIP Freedom 2015 Portfolio	—	90	(90)
Fidelity® VIP Freedom 2025 Portfolio	1,632	9,907	(8,275)
Fidelity® VIP Freedom Income Portfolio	—	—	—
Fidelity® VIP FundsManager 20% Portfolio	146	32	114
Fidelity® VIP FundsManager 50% Portfolio+	—	4,957	(4,957)
Fidelity® VIP FundsManager 70% Portfolio	—	—	—
Fidelity® VIP FundsManager 85% Portfolio+	391	391	—
Franklin Income VIP Fund	697	7,181	(6,484)
Hartford Balanced HLS Fund	1,172,829	7,783,767	(6,610,938)
Hartford Total Return Bond HLS Fund	3,467,578	7,758,633	(4,291,055)
Hartford Capital Appreciation HLS Fund	784,812	6,912,477	(6,127,665)
Hartford Dividend and Growth HLS Fund	1,057,396	7,992,988	(6,935,592)
Hartford Healthcare HLS Fund	59,668	462,525	(402,857)
Hartford Disciplined Equity HLS Fund	1,027,163	7,733,695	(6,706,532)
Hartford International Opportunities HLS Fund	2,012,695	5,042,832	(3,030,137)
Hartford MidCap HLS Fund	239,648	1,992,078	(1,752,430)
Hartford Ultrashort Bond HLS Fund	2,369,394	8,460,233	(6,090,839)
Hartford Small Company HLS Fund	205,518	1,263,666	(1,058,148)
Hartford SmallCap Growth HLS Fund	396,302	1,344,388	(948,086)
Hartford Stock HLS Fund	923,730	3,932,576	(3,008,846)
BlackRock S&P 500 Index V.I. Fund	1,040,214	1,903,865	(863,651)
BlackRock Large Cap Focus Growth V.I. Fund	—	19	(19)
Invesco V.I. Equity and Income Fund	—	1,650	(1,650)
Morgan Stanley VIF Discovery Portfolio	383	821	(438)
Columbia Variable Portfolio - Dividend Opportunity Fund	14,600	35,021	(20,421)
Columbia Variable Portfolio - Income Opportunities Fund	10,449	31,254	(20,805)
Columbia Variable Portfolio - Select Mid Cap Growth Fund	9,381	25,972	(16,591)
Invesco V.I. Global Fund	672	244	428
Putnam VT Small Cap Value Fund	20	93	(73)
PIMCO VIT Real Return Portfolio	1,487	1,944	(457)
Pioneer Fund VCT Portfolio+	3,871	2,003,747	(1,999,876)
Victory Pioneer Mid Cap Value VCT Portfolio+	125	1,139	(1,014)
PSF PGIM Jennison Growth Portfolio	—	6,029	(6,029)
PSF PGIM Jennison Value Portfolio	10,205	30,088	(19,883)
Royce Capital Fund–Small-Cap Portfolio	1,020	988	32
Invesco V.I. Comstock Fund	21	30	(9)
Invesco V.I. American Franchise Fund	2,008	4,217	(2,209)
Allspring VT Small Cap Growth Fund	357	3,366	(3,009)
Allspring VT Opportunity Fund	1,728	7,497	(5,769)
Columbia Variable Portfolio - Large Cap Growth Fund	12,794	87,313	(74,519)
Columbia Variable Portfolio - Overseas Core Fund	9,205	36,872	(27,667)
CTIVP® - Principal Large Cap Growth Fund+	4,365	36,454	(32,089)
AST International Equity Portfolio	8,269	345	7,924
PSF PGIM Jennison Blend Portfolio	1	230	(229)
Victory Pioneer Fund VCT Portfolio+	1,981,345	307,173	1,674,172

+ See Note 1 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2024 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
LVIP American Century Capital Appreciation Fund	852	42,604	(41,752)
AB VPS International Value Portfolio	—	1,146	(1,146)
Invesco V.I. Core Equity Fund	32,451	47,684	(15,233)
Invesco V.I. Government Securities Fund	339,417	322,542	16,875
Invesco V.I. High Yield Fund	272,278	136,640	135,638
Invesco V.I. Government Money Market Fund	2,327,320	3,136,736	(809,416)
AB VPS Relative Value Portfolio	9,141	39,433	(30,292)
American Funds Insurance Series® Growth Fund	—	1,785	(1,785)
Calvert VP SRI Balanced Portfolio	752	22,260	(21,508)
Columbia Variable Portfolio - Small Company Growth Fund	17,696	90,699	(73,003)
Allspring VT Discovery All Cap Growth Fund	25,758	55,741	(29,983)
Fidelity® VIP Asset Manager Portfolio	17,047	17,172	(125)
Fidelity® VIP Growth Portfolio	548	115,545	(114,997)
Fidelity® VIP Contrafund® Portfolio	4,665	118,404	(113,739)
Fidelity® VIP Overseas Portfolio	2,948	17,747	(14,799)
Fidelity® VIP Freedom 2020 Portfolio	—	1,046	(1,046)
Fidelity® VIP Freedom 2030 Portfolio	775	282	493
Fidelity® VIP Freedom 2015 Portfolio	—	5,019	(5,019)
Fidelity® VIP Freedom 2025 Portfolio	6,011	2,994	3,017
Fidelity® VIP Freedom Income Portfolio	—	—	—
Fidelity® VIP FundsManager 20% Portfolio	566	4	562
Fidelity® VIP FundsManager 50% Portfolio	—	2	(2)
Fidelity® VIP FundsManager 70% Portfolio	—	—	—
Franklin Income VIP Fund	1,751	5,686	(3,935)
Hartford Balanced HLS Fund	1,146,557	9,555,759	(8,409,202)
Hartford Total Return Bond HLS Fund	2,259,568	7,937,922	(5,678,354)
Hartford Capital Appreciation HLS Fund	863,266	6,662,782	(5,799,516)
Hartford Dividend and Growth HLS Fund	790,154	7,841,452	(7,051,298)
Hartford Healthcare HLS Fund	34,144	336,212	(302,068)
Hartford Disciplined Equity HLS Fund	1,594,784	8,000,892	(6,406,108)
Hartford International Opportunities HLS Fund	773,797	4,262,333	(3,488,536)
Hartford MidCap HLS Fund	258,692	1,796,352	(1,537,660)
Hartford Ultrashort Bond HLS Fund	3,005,140	8,346,161	(5,341,021)
Hartford Small Company HLS Fund	198,762	1,193,602	(994,840)
Hartford SmallCap Growth HLS Fund	557,041	1,591,426	(1,034,385)
Hartford Stock HLS Fund	523,995	4,253,390	(3,729,395)
BlackRock S&P 500 Index V.I. Fund	653,058	1,254,625	(601,567)
BlackRock Large Cap Focus Growth V.I. Fund	—	61	(61)
Invesco V.I. Equity and Income Fund	419	1,319	(900)
Morgan Stanley VIF Discovery Portfolio	9	1,746	(1,737)
Columbia Variable Portfolio - Dividend Opportunity Fund	10,174	36,812	(26,638)
Columbia Variable Portfolio - Income Opportunities Fund	7,434	21,789	(14,355)
Columbia Variable Portfolio - Select Mid Cap Growth Fund	12,836	55,563	(42,727)
Invesco V.I. Global Fund	102	4,245	(4,143)
Putnam VT Small Cap Value Fund	666	524	142
PIMCO VIT Real Return Portfolio	375	6,491	(6,116)
Pioneer Fund VCT Portfolio	35,429	442,386	(406,957)
Pioneer Mid Cap Value VCT Portfolio	322	835	(513)
PSF PGIM Jennison Growth Portfolio	49,176	64,936	(15,760)
PSF PGIM Jennison Value Portfolio	18,066	3,786	14,280
Royce Capital Fund–Small-Cap Portfolio	—	3,244	(3,244)
Invesco V.I. Comstock Fund	—	1,884	(1,884)
Invesco V.I. American Franchise Fund	13,871	15,629	(1,758)
Allspring VT Small Cap Growth Fund	52	1,345	(1,293)
Allspring VT Opportunity Fund	1,122	8,937	(7,815)
Columbia Variable Portfolio - Large Cap Growth Fund	23,944	121,673	(97,729)
Columbia Variable Portfolio - Overseas Core Fund	12,438	47,689	(35,251)
CTIVP® - Principal Blue Chip Growth Fund	17,881	84,667	(66,786)
AST International Equity Portfolio	—	—	—
PSF PGIM Jennison Blend Portfolio	2,084	300	1,784

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2025. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios that had assets during the period reported. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios that had assets during the period reported. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger. Corporate actions are identified for only the current year, prior years’ corporate actions are disclosed in the respective year’s report.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
LVIP American Century Capital Appreciation Fund
2025	219,850	$8.301205	to	$9.659944	$1,915,633	0.70%	to	1.25%	—%	to	—%	5.39%	to	5.97%
2024	266,561	$7.876441	to	$9.115397	$2,217,951	0.70%	to	1.25%	—%	to	—%	23.42%	to	24.10%
2023	308,313	$6.381790	to	$7.344924	$2,237,653	0.70%	to	1.25%	—%	to	—%	15.58%	to	19.85%
2022	360,500	$5.521427	to	$6.128433	$2,258,855	0.70%	to	1.25%	—%	to	—%	(29.00)%	to	(28.61)%
2021	434,879	$7.776960	to	$8.584606	$3,708,407	0.70%	to	1.25%	—%	to	—%	9.77%	to	10.38%
AB VPS International Value Portfolio
2025	4,228	$12.862348	to	$12.862348	$54,386	1.25%	to	1.25%	2.21%	to	2.21%	39.52%	to	39.52%
2024	5,315	$9.218941	to	$9.218941	$49,002	1.25%	to	1.25%	2.29%	to	2.29%	3.50%	to	3.50%
2023	6,461	$8.907148	to	$8.907148	$57,544	1.25%	to	1.25%	0.69%	to	0.69%	13.41%	to	13.41%
2022	6,794	$7.854008	to	$7.854008	$53,359	1.25%	to	1.25%	4.07%	to	4.07%	(14.86)%	to	(14.86)%
2021	7,517	$9.225312	to	$9.225312	$69,338	1.25%	to	1.25%	1.74%	to	1.74%	9.48%	to	9.48%
Invesco V.I. Core Equity Fund
2025	613,927	$3.185845	to	$3.919723	$2,367,797	1.25%	to	2.10%	0.63%	to	0.65%	13.75%	to	14.72%
2024	765,901	$2.800666	to	$3.416657	$2,576,195	1.25%	to	2.10%	0.69%	to	0.71%	23.00%	to	24.05%
2023	781,134	$2.754294	to	$31.330716	$2,117,711	1.25%	to	2.35%	—%	to	0.76%	20.50%	to	21.83%
2022	798,723	$1.884883	to	$2.260725	$1,770,406	1.25%	to	2.10%	0.87%	to	0.89%	(22.20)%	to	(21.54)%
2021	864,222	$2.881196	to	$33.503331	$2,432,807	1.25%	to	2.35%	—%	to	0.61%	24.77%	to	26.15%
Invesco V.I. Government Securities Fund
2025	164,508	$9.704154	to	$10.025979	$1,631,250	1.15%	to	2.00%	3.11%	to	4.22%	5.24%	to	6.14%
2024	108,445	$9.066580	to	$9.445755	$1,013,105	1.15%	to	2.35%	—%	to	2.67%	(0.88)%	to	0.56%
2023	91,570	$9.147223	to	$9.393478	$852,715	1.15%	to	2.35%	—%	to	2.10%	2.03%	to	3.42%
2022♦	45,585	$9.017886	to	$9.082416	$413,424	1.15%	to	2.00%	2.07%	to	2.18%	(9.82)%	to	(9.18)%
Invesco V.I. High Yield Fund
2025	845,522	$11.308288	to	$24.560002	$1,832,570	1.15%	to	2.35%	4.92%	to	6.86%	4.25%	to	5.51%
2024	820,980	$10.718165	to	$23.559306	$1,721,037	1.15%	to	2.35%	5.59%	to	9.08%	5.23%	to	6.50%
2023	685,342	$10.064253	to	$22.388959	$1,340,385	1.15%	to	2.35%	—%	to	2.99%	7.62%	to	8.92%
2022	529,784	$1.479508	to	$1.791401	$913,471	1.25%	to	2.15%	4.59%	to	5.10%	(11.48)%	to	(10.68)%
2021	665,215	$1.671360	to	$2.005572	$1,259,186	1.25%	to	2.15%	4.65%	to	4.69%	2.16%	to	3.09%
Invesco V.I. Government Money Market Fund
2025	4,612,174	$8.703752	to	$11.768284	$47,338,241	0.25%	to	2.50%	3.70%	to	3.96%	1.20%	to	3.76%
2024	4,831,991	$8.600631	to	$11.341776	$48,236,389	0.25%	to	2.50%	2.24%	to	4.62%	2.14%	to	4.73%
2023	5,641,407	$8.420312	to	$10.829879	$54,152,379	0.25%	to	2.50%	1.44%	to	4.50%	2.03%	to	4.61%
2022	5,851,547	$8.253098	to	$10.352797	$53,981,298	0.25%	to	2.50%	0.58%	to	1.22%	(1.25)%	to	1.20%
2021	5,128,188	$8.357192	to	$10.229794	$47,486,125	0.25%	to	2.50%	0.01%	to	0.01%	(2.46)%	to	(0.24)%
AB VPS Relative Value Portfolio
2025	271,089	$3.705612	to	$4.803108	$1,186,479	1.15%	to	2.20%	0.87%	to	0.89%	7.80%	to	8.94%
2024	279,847	$3.437466	to	$4.408996	$1,128,719	1.15%	to	2.20%	1.24%	to	1.26%	10.31%	to	11.48%
2023	310,139	$3.116109	to	$3.955087	$1,130,477	1.15%	to	2.20%	0.74%	to	1.29%	9.29%	to	10.45%
2022	348,655	$2.851169	to	$3.581039	$1,147,379	1.15%	to	2.20%	1.07%	to	1.11%	(6.50)%	to	(5.51)%
2021	498,654	$3.049360	to	$3.789953	$1,702,139	1.15%	to	2.20%	0.61%	to	0.64%	25.06%	to	26.38%
American Funds Insurance Series® Growth Fund
2025	13,670	$76.491017	to	$76.491017	$1,045,658	1.25%	to	1.25%	0.13%	to	0.13%	18.74%	to	18.74%
2024	7,446	$64.420189	to	$64.420189	$479,672	1.25%	to	1.25%	0.27%	to	0.27%	29.98%	to	29.98%
2023	9,231	$49.560739	to	$49.560739	$457,478	1.25%	to	1.25%	0.35%	to	0.35%	36.77%	to	36.77%
2022	9,838	$36.237092	to	$36.237092	$356,517	1.25%	to	1.25%	0.26%	to	0.26%	(30.81)%	to	(30.81)%
2021	17,388	$52.370713	to	$52.370713	$910,626	1.25%	to	1.25%	0.22%	to	0.22%	20.47%	to	20.47%
Calvert VP SRI Balanced Portfolio
2025	89,584	$9.596050	to	$11.165677	$872,140	0.70%	to	1.25%	1.63%	to	1.63%	10.09%	to	10.70%
2024	100,298	$8.716326	to	$10.086446	$886,662	0.70%	to	1.25%	1.67%	to	1.67%	18.12%	to	18.77%
2023	121,806	$7.379194	to	$8.492077	$923,850	0.70%	to	1.25%	1.60%	to	1.60%	15.37%	to	16.01%
2022	132,139	$6.395982	to	$7.320321	$865,341	0.70%	to	1.25%	1.19%	to	1.19%	(16.50)%	to	(16.00)%
2021	147,210	$7.656437	to	$29.900767	$1,151,326	0.50%	to	1.25%	—%	to	1.18%	13.69%	to	14.54%
Columbia Variable Portfolio - Small Company Growth fund
2025	650,929	$6.592759	to	$68.938272	$3,989,290	1.25%	to	2.35%	—%	to	—%	18.86%	to	20.18%
2024	690,241	$5.485951	to	$57.999152	$3,520,801	1.25%	to	2.35%	2.29%	to	2.31%	21.23%	to	22.57%
2023	763,244	$4.475695	to	$47.481664	$3,180,341	1.25%	to	2.40%	—%	to	—%	23.63%	to	25.06%
2022	816,255	$3.578845	to	$37.868425	$2,731,758	1.25%	to	2.50%	—%	to	—%	(37.36)%	to	(36.57)%
2021	898,510	$5.641790	to	$60.449547	$4,795,141	1.25%	to	2.50%	—%	to	—%	(5.30)%	to	(4.11)%
Allspring VT Discovery All Cap Growth Fund
2025	627,362	$5.992675	to	$74.316286	$2,869,656	1.15%	to	2.50%	—%	to	—%	12.68%	to	14.21%
2024	632,951	$5.247168	to	$65.955523	$2,558,987	1.15%	to	2.50%	—%	to	—%	18.31%	to	19.92%
2023	662,934	$4.375735	to	$55.748907	$2,248,950	1.15%	to	2.50%	—%	to	—%	30.20%	to	31.97%
2022	676,494	$3.315676	to	$42.816554	$1,756,145	1.15%	to	2.50%	—%	to	—%	(38.60)%	to	(37.77)%
2021	716,873	$5.327777	to	$69.737046	$3,004,485	1.15%	to	2.50%	—%	to	—%	12.43%	to	13.95%
Fidelity® VIP Asset Manager 50% Portfolio+
2025	137,612	$5.015817	to	$5.836288	$721,019	0.70%	to	1.25%	2.37%	to	2.37%	13.56%	to	14.18%
2024	162,089	$4.417034	to	$5.111371	$743,239	0.70%	to	1.25%	2.36%	to	2.36%	7.14%	to	7.74%
2023	162,214	$4.122595	to	$4.744350	$747,442	0.70%	to	1.25%	2.36%	to	2.36%	11.55%	to	12.16%
2022	185,888	$3.695901	to	$4.230051	$723,343	0.70%	to	1.25%	1.98%	to	1.98%	(15.99)%	to	(15.53)%
2021	207,086	$4.399403	to	$5.007650	$985,851	0.70%	to	1.25%	1.54%	to	1.59%	8.55%	to	9.15%
Fidelity® VIP Growth Portfolio
2025	503,980	$15.881388	to	$18.477002	$8,342,902	0.70%	to	1.25%	0.29%	to	0.29%	13.47%	to	14.10%
2024	570,431	$13.995822	to	$16.194019	$8,314,176	0.70%	to	1.25%	—%	to	—%	28.76%	to	29.48%
2023	685,428	$10.869500	to	$12.507380	$7,788,015	0.70%	to	1.25%	0.13%	to	0.13%	34.55%	to	35.29%
2022	727,276	$8.078376	to	$9.244893	$6,204,730	0.70%	to	1.25%	0.63%	to	0.63%	(25.39)%	to	(24.98)%
2021	877,254	$10.828016	to	$12.323662	$10,068,797	0.70%	to	1.25%	—%	to	—%	21.68%	to	22.36%
Fidelity® VIP Contrafund® Portfolio
2025	431,071	$20.645596	to	$24.020538	$9,137,633	0.70%	to	1.25%	0.13%	to	0.13%	19.97%	to	20.63%
2024	500,788	$17.208545	to	$19.911921	$8,906,853	0.70%	to	1.25%	0.20%	to	0.20%	32.12%	to	32.85%
2023	614,527	$13.024817	to	$14.987913	$8,503,306	0.70%	to	1.25%	0.47%	to	0.47%	31.80%	to	32.52%
2022	685,191	$9.882287	to	$11.309614	$7,187,748	0.70%	to	1.25%	0.49%	to	0.49%	(27.23)%	to	(26.83)%
2021	813,607	$13.579629	to	$15.455820	$11,597,059	0.70%	to	1.25%	0.06%	to	0.06%	26.25%	to	26.94%
Fidelity® VIP Overseas Portfolio
2025	151,212	$4.209190	to	$4.898048	$748,555	0.70%	to	1.25%	1.48%	to	1.48%	18.90%	to	19.55%
2024	173,568	$3.540235	to	$4.097031	$713,521	0.70%	to	1.25%	1.91%	to	1.91%	3.74%	to	4.32%
2023	188,367	$3.412584	to	$3.927530	$780,390	0.70%	to	1.25%	1.03%	to	1.03%	19.01%	to	19.67%
2022	177,563	$2.867384	to	$3.282021	$594,867	0.70%	to	1.25%	1.02%	to	1.02%	(25.42)%	to	(25.01)%
2021	202,612	$3.844780	to	$4.376645	$891,517	0.70%	to	1.25%	0.53%	to	0.54%	18.21%	to	18.86%
Fidelity® VIP Freedom 2020 Portfolio
2025	4,135	$36.800729	to	$36.800729	$152,183	1.25%	to	1.25%	2.55%	to	2.55%	11.59%	to	11.59%
2024	4,212	$32.978002	to	$32.978002	$138,901	1.25%	to	1.25%	2.61%	to	2.61%	6.06%	to	6.06%
2023	5,258	$31.092793	to	$31.092793	$163,472	1.25%	to	1.25%	2.99%	to	2.99%	10.83%	to	10.83%
2022	5,341	$28.053983	to	$28.053983	$149,836	1.25%	to	1.25%	1.81%	to	1.81%	(17.01)%	to	(17.01)%
2021	9,763	$33.804293	to	$33.804293	$330,032	1.25%	to	1.25%	1.12%	to	1.12%	7.91%	to	7.91%
Fidelity® VIP Freedom 2030 Portfolio
2025	6,777	$47.312105	to	$47.312105	$320,667	1.25%	to	1.25%	2.19%	to	2.19%	13.73%	to	13.73%
2024	6,983	$41.598566	to	$41.598566	$290,486	1.25%	to	1.25%	2.04%	to	2.04%	7.77%	to	7.77%
2023	6,490	$38.597996	to	$38.597996	$250,482	1.25%	to	1.25%	2.30%	to	2.30%	13.04%	to	13.04%
2022	6,201	$34.145559	to	$34.145559	$211,724	1.25%	to	1.25%	1.71%	to	1.71%	(18.11)%	to	(18.11)%
2021	8,088	$41.699217	to	$41.699217	$337,266	1.25%	to	1.25%	1.06%	to	1.06%	10.68%	to	10.68%
Fidelity® VIP Freedom 2015 Portfolio
2025	6,210	$31.457182	to	$31.457182	$195,365	1.25%	to	1.25%	2.80%	to	2.80%	10.27%	to	10.27%
2024	6,300	$28.527598	to	$28.527598	$179,731	1.25%	to	1.25%	1.49%	to	1.49%	4.89%	to	4.89%
2023	11,319	$27.198816	to	$27.198816	$307,872	1.25%	to	1.25%	3.42%	to	3.42%	9.27%	to	9.27%
2022	11,411	$24.891168	to	$24.891168	$284,024	1.25%	to	1.25%	1.94%	to	1.94%	(15.85)%	to	(15.85)%
2021	6,594	$29.577914	to	$29.577914	$195,036	1.25%	to	1.25%	1.21%	to	1.21%	6.06%	to	6.06%
Fidelity® VIP Freedom 2025 Portfolio
2025	3,646	$41.831681	to	$41.831681	$152,496	1.25%	to	1.25%	2.45%	to	2.45%	12.82%	to	12.82%
2024	11,921	$37.079566	to	$37.079566	$442,010	1.25%	to	1.25%	0.49%	to	0.49%	6.93%	to	6.93%
2023	8,904	$34.675765	to	$34.675765	$308,737	1.25%	to	1.25%	2.40%	to	2.40%	11.92%	to	11.92%
2022	11,705	$30.982548	to	$30.982548	$362,641	1.25%	to	1.25%	1.56%	to	1.56%	(17.67)%	to	(17.67)%
2021	17,349	$37.633270	to	$37.633270	$652,899	1.25%	to	1.25%	0.72%	to	0.72%	9.18%	to	9.18%
Fidelity® VIP Freedom Income Portfolio
2025	445	$18.458280	to	$18.458280	$8,206	1.25%	to	1.25%	3.14%	to	3.14%	7.95%	to	7.95%
2024	445	$17.099050	to	$17.099050	$7,602	1.25%	to	1.25%	0.86%	to	0.86%	2.90%	to	2.90%
2023	445	$16.616792	to	$16.616792	$7,388	1.25%	to	1.25%	4.06%	to	4.06%	6.32%	to	6.32%
2022	445	$15.629729	to	$15.629729	$6,953	1.25%	to	1.25%	2.23%	to	2.23%	(13.35)%	to	(13.35)%
2021	5,001	$18.037397	to	$18.037397	$90,208	1.25%	to	1.25%	0.46%	to	0.46%	1.75%	to	1.75%
Fidelity® VIP FundsManager 20% Portfolio
2025	676	$17.791996	to	$17.791996	$12,021	1.25%	to	1.25%	3.81%	to	3.81%	7.67%	to	7.67%
2024♦	562	$16.523978	to	$16.523978	$9,286	1.25%	to	1.25%	0.14%	to	0.14%	4.07%	to	4.07%
Fidelity® VIP FundsManager 50% Portfolio+
2025♦	—	$31.094537	to	$31.094537	$—	1.25%	to	1.25%	0.14%	to	0.14%	11.81%	to	11.81%
2024	4,957	$27.809769	to	$27.809769	$137,864	1.25%	to	1.25%	0.18%	to	0.18%	7.03%	to	7.03%
2023	4,959	$25.983879	to	$25.983879	$128,848	1.25%	to	1.25%	2.47%	to	2.47%	11.26%	to	11.26%
2022	4,960	$23.355073	to	$23.355073	$115,831	1.25%	to	1.25%	1.90%	to	1.90%	(15.10)%	to	(15.10)%
2021	4,960	$27.509751	to	$27.509751	$136,449	1.25%	to	1.25%	0.87%	to	0.87%	8.51%	to	8.51%
Fidelity® VIP FundsManager 70% Portfolio
2025	668	$43.935638	to	$43.935638	$29,339	1.25%	to	1.25%	1.78%	to	1.78%	15.46%	to	15.46%
2024	668	$38.054339	to	$38.054339	$25,412	1.25%	to	1.25%	1.64%	to	1.64%	9.30%	to	9.30%
2023	668	$34.815650	to	$34.815650	$23,248	1.25%	to	1.25%	1.91%	to	1.91%	14.14%	to	14.14%
2022	668	$30.503598	to	$30.503598	$20,366	1.25%	to	1.25%	1.40%	to	1.40%	(16.84)%	to	(16.84)%
2021	806	$36.680084	to	$36.680084	$29,561	1.25%	to	1.25%	0.77%	to	0.77%	13.02%	to	13.02%
Fidelity® VIP FundsManager 85% Portfolio+
2025♦	—	$48.861004	to	$48.861004	$—	1.25%	to	1.25%	—%	to	—%	0.40%	to	0.40%
2024	—	$—	to	$—	$—	—%	to	—%	—%	to	—%	—%	to	—%
2023	—	$—	to	$—	$—	—%	to	—%	—%	to	—%	—%	to	—%
2022♦	—	$36.723086	to	$36.723086	$—	1.25%	to	1.25%	0.31%	to	0.31%	(18.22)%	to	(18.22)%
2021	321	$44.904297	to	$44.904297	$14,414	1.25%	to	1.25%	1.05%	to	1.05%	16.18%	to	16.18%
Franklin Income VIP Fund
2025	15,993	$25.666873	to	$25.666873	$410,483	1.25%	to	1.25%	4.97%	to	4.97%	11.16%	to	11.16%
2024	22,477	$23.090100	to	$23.090100	$518,993	1.25%	to	1.25%	5.18%	to	5.18%	5.87%	to	5.87%
2023	26,412	$21.810871	to	$21.810871	$576,059	1.25%	to	1.25%	5.19%	to	5.19%	7.28%	to	7.28%
2022	30,861	$20.331297	to	$20.331297	$627,448	1.25%	to	1.25%	4.85%	to	4.85%	(6.65)%	to	(6.65)%
2021	32,615	$21.778648	to	$21.778648	$710,334	1.25%	to	1.25%	4.77%	to	4.77%	15.30%	to	15.30%
Hartford Balanced HLS Fund
2025	50,433,669	$33.739311	to	$36.470000	$483,045,288	0.15%	to	2.55%	1.68%	to	1.87%	9.04%	to	11.97%
2024	57,044,607	$32.209947	to	$32.572148	$497,590,657	0.15%	to	2.55%	0.11%	to	1.82%	8.41%	to	11.05%
2023	65,453,809	$29.332074	to	$29.710066	$524,664,019	0.15%	to	2.55%	1.81%	to	1.94%	11.89%	to	14.61%
2022	74,760,948	$25.593781	to	$26.553152	$524,178,095	0.15%	to	2.55%	1.80%	to	1.84%	(15.61)%	to	(13.55)%
2021	83,303,045	$29.606797	to	$31.463773	$681,449,661	0.15%	to	2.55%	1.01%	to	1.03%	16.63%	to	19.46%
Hartford Total Return Bond HLS Fund
2025	45,842,793	$12.346447	to	$13.707174	$148,308,577	0.15%	to	2.55%	5.12%	to	5.49%	4.34%	to	7.13%
2024	50,133,848	$11.832747	to	$12.794305	$155,453,849	0.15%	to	2.55%	3.31%	to	3.63%	(0.50)%	to	2.17%
2023	55,812,202	$11.892252	to	$12.522353	$171,980,760	0.15%	to	2.55%	3.12%	to	3.51%	4.00%	to	6.81%
2022	61,312,466	$11.435001	to	$11.724029	$178,712,080	0.15%	to	2.55%	1.87%	to	3.04%	(16.57)%	to	(14.34)%
2021	69,314,656	$13.686833	to	$13.705925	$239,708,169	0.15%	to	2.55%	2.20%	to	2.42%	(3.67)%	to	(1.09)%
Hartford Capital Appreciation HLS Fund
2025	39,941,225	$53.658099	to	$142.150779	$1,013,130,758	0.15%	to	2.55%	0.43%	to	0.63%	10.56%	to	13.55%
2024	46,068,890	$50.523909	to	$125.185126	$1,029,577,048	0.15%	to	2.55%	0.06%	to	0.75%	18.14%	to	21.01%
2023	51,868,406	$42.765706	to	$103.451469	$969,024,767	0.15%	to	2.55%	0.83%	to	0.87%	16.98%	to	19.82%
2022	58,707,094	$36.558029	to	$86.338894	$916,854,151	0.15%	to	2.55%	0.90%	to	0.95%	(17.43)%	to	(15.43)%
2021	64,712,915	$44.277231	to	$102.085663	$1,207,713,264	0.15%	to	2.55%	0.42%	to	0.49%	11.87%	to	14.59%
Hartford Dividend and Growth HLS Fund
2025	44,064,226	$24.038859	to	$49.828764	$491,074,572	0.25%	to	2.55%	1.38%	to	1.61%	14.24%	to	17.19%
2024	50,999,818	$20.512145	to	$45.389570	$485,451,040	0.25%	to	2.55%	0.20%	to	1.71%	9.83%	to	12.39%
2023	58,051,116	$18.251379	to	$41.326372	$500,423,878	0.25%	to	2.55%	1.57%	to	1.62%	11.30%	to	13.89%
2022	65,830,847	$16.025328	to	$37.129860	$502,573,275	0.25%	to	2.55%	1.69%	to	1.76%	(11.23)%	to	(9.16)%
2021	73,385,507	$17.641599	to	$41.826671	$620,975,641	0.25%	to	2.55%	1.29%	to	1.30%	28.68%	to	31.67%
Hartford Healthcare HLS Fund
2025	2,116,586	$13.925862	to	$54.722786	$22,125,255	0.25%	to	2.55%	0.54%	to	0.76%	12.88%	to	15.81%
2024	2,519,443	$12.025189	to	$48.479901	$23,061,210	0.25%	to	2.55%	—%	to	0.10%	(2.33)%	to	0.14%
2023	2,821,511	$12.008823	to	$49.635851	$26,027,991	0.25%	to	2.55%	0.27%	to	0.49%	1.19%	to	3.85%
2022	3,148,475	$11.564059	to	$49.050503	$28,223,419	0.25%	to	2.55%	—%	to	—%	(13.70)%	to	(11.46)%
2021	3,477,540	$13.060600	to	$56.839193	$35,604,821	0.25%	to	2.55%	—%	to	0.22%	6.99%	to	9.74%
Hartford Disciplined Equity HLS Fund
2025	38,564,312	$10.234644	to	$65.801268	$283,619,351	0.25%	to	2.55%	0.17%	to	0.42%	11.14%	to	14.04%
2024	45,270,844	$8.974906	to	$59.204607	$297,161,851	0.15%	to	2.55%	0.36%	to	0.61%	21.95%	to	25.06%
2023	51,676,952	$7.176699	to	$48.547308	$275,101,907	0.25%	to	2.55%	0.86%	to	0.95%	17.90%	to	20.94%
2022	57,498,562	$5.933987	to	$41.175100	$256,020,386	0.25%	to	2.55%	0.78%	to	1.05%	(21.24)%	to	(19.16)%
2021	65,035,511	$7.340448	to	$52.276870	$362,184,134	0.25%	to	2.55%	0.32%	to	0.57%	22.06%	to	25.20%
Hartford International Opportunities HLS Fund
2025	26,135,676	$9.083021	to	$27.315466	$118,170,741	0.15%	to	2.55%	1.39%	to	1.67%	26.79%	to	30.21%
2024	29,165,813	$6.975510	to	$21.544553	$101,368,247	0.15%	to	2.55%	1.24%	to	1.55%	5.36%	to	8.23%
2023	32,654,349	$6.444847	to	$20.448102	$106,293,222	0.25%	to	2.55%	0.88%	to	1.16%	8.64%	to	11.55%
2022	36,957,811	$5.777612	to	$18.821726	$108,608,622	0.15%	to	2.55%	1.37%	to	1.59%	(20.38)%	to	(18.27)%
2021	39,525,156	$7.068910	to	$23.639932	$144,807,749	0.15%	to	2.55%	0.73%	to	1.17%	4.87%	to	7.66%
Hartford MidCap HLS Fund
2025	10,640,918	$19.481480	to	$39.823899	$133,183,399	0.25%	to	2.55%	—%	to	—%	(3.15)%	to	(0.63)%
2024	12,393,348	$10.943647	to	$19.604496	$158,324,985	0.25%	to	2.55%	—%	to	—%	3.60%	to	6.01%
2023	13,931,008	$10.563409	to	$18.492982	$170,728,753	0.25%	to	2.55%	0.04%	to	0.04%	11.98%	to	14.59%
2022	15,357,902	$9.433070	to	$16.138764	$165,986,736	0.25%	to	2.55%	0.90%	to	0.92%	(26.21)%	to	(24.49)%
2021	16,837,920	$12.783927	to	$21.373323	$244,781,689	0.25%	to	2.55%	—%	to	—%	7.14%	to	9.63%
Hartford Ultrashort Bond HLS Fund
2025	41,434,802	$4.890175	to	$7.833767	$65,433,364	0.15%	to	2.55%	4.72%	to	5.10%	1.69%	to	4.35%
2024	47,525,641	$4.686382	to	$7.928626	$73,114,436	0.15%	to	2.55%	4.35%	to	4.40%	2.55%	to	5.04%
2023	52,866,662	$4.461341	to	$7.731130	$78,862,191	0.15%	to	2.55%	1.30%	to	1.30%	2.54%	to	5.03%
2022	61,359,827	$4.247851	to	$7.539933	$87,301,696	0.15%	to	2.55%	0.23%	to	0.23%	(2.69)%	to	(0.32)%
2021	70,153,052	$4.261505	to	$7.748045	$100,416,846	0.15%	to	2.55%	0.70%	to	0.70%	(2.70)%	to	(0.34)%
Hartford Small Company HLS Fund
2025	8,167,923	$12.819919	to	$45.029138	$63,140,449	0.25%	to	2.55%	0.26%	to	0.44%	9.85%	to	12.68%
2024	9,226,071	$11.377353	to	$40.993096	$63,831,618	0.25%	to	2.55%	—%	to	—%	8.80%	to	11.72%
2023	10,220,911	$10.183540	to	$37.676567	$64,169,663	0.25%	to	2.55%	—%	to	—%	13.53%	to	16.45%
2022	11,104,355	$8.745054	to	$33.186932	$60,473,744	0.25%	to	2.55%	—%	to	—%	(32.81)%	to	(31.11)%
2021	12,082,912	$12.693997	to	$49.395077	$96,723,842	0.25%	to	2.55%	—%	to	—%	(1.25)%	to	1.31%
Hartford SmallCap Growth HLS Fund
2025	6,700,214	$6.746630	to	$50.934118	$36,184,905	0.25%	to	2.55%	2.81%	to	2.90%	3.86%	to	6.57%
2024	7,648,300	$6.330831	to	$49.039670	$40,281,892	0.25%	to	2.55%	0.10%	to	0.35%	10.00%	to	12.84%
2023	8,682,685	$5.610427	to	$44.581863	$40,764,712	0.25%	to	2.55%	—%	to	—%	15.17%	to	18.13%
2022	9,458,765	$4.749399	to	$38.710059	$38,171,561	0.25%	to	2.55%	—%	to	—%	(30.44)%	to	(28.64)%
2021	10,152,214	$6.655218	to	$55.651157	$58,075,459	0.25%	to	2.55%	—%	to	—%	1.14%	to	3.76%
Hartford Stock HLS Fund
2025	26,073,669	$50.564759	to	$84.470000	$372,447,813	0.15%	to	2.55%	0.91%	to	1.15%	4.98%	to	7.80%
2024	29,082,515	$48.164843	to	$78.357442	$392,017,938	0.15%	to	2.55%	1.30%	to	1.55%	5.74%	to	8.58%
2023	32,811,910	$45.549171	to	$72.165345	$413,263,021	0.15%	to	2.55%	1.25%	to	2.17%	4.75%	to	7.56%
2022	36,916,846	$43.485346	to	$67.095639	$437,735,568	0.15%	to	2.55%	1.34%	to	1.62%	(7.75)%	to	(5.28)%
2021	41,061,882	$47.140671	to	$70.835071	$517,897,216	0.15%	to	2.55%	0.95%	to	1.21%	21.53%	to	24.79%
BlackRock S&P 500 Index V.I. Fund
2025	9,061,328	$22.631132	to	$28.042036	$224,628,139	0.15%	to	2.55%	0.89%	to	1.25%	14.46%	to	17.55%
2024	9,924,979	$19.771379	to	$23.856328	$211,711,736	0.15%	to	2.55%	1.04%	to	1.22%	21.39%	to	24.65%
2023	10,526,546	$16.287817	to	$19.139196	$182,203,356	0.15%	to	2.55%	1.10%	to	1.35%	22.73%	to	26.03%
2022	11,122,227	$13.270899	to	$15.186040	$154,524,761	0.15%	to	2.55%	1.24%	to	1.50%	(20.48)%	to	(18.35)%
2021	11,885,863	$16.688246	to	$18.599412	$204,564,026	0.15%	to	2.55%	1.03%	to	1.33%	25.01%	to	28.34%
BlackRock Large Cap Focus Growth V.I. Fund
2025	307	$6.301239	to	$6.301239	$1,932	1.25%	to	1.25%	—%	to	—%	10.41%	to	10.41%
2024	326	$5.706956	to	$5.706956	$1,859	1.25%	to	1.25%	—%	to	—%	30.07%	to	30.07%
2023	387	$4.387493	to	$4.387493	$1,699	1.25%	to	1.25%	—%	to	—%	50.96%	to	50.96%
2022	489	$2.906390	to	$3.042178	$1,421	1.25%	to	2.00%	—%	to	—%	(39.34)%	to	(38.88)%
2021	16,871	$4.755026	to	$5.014776	$84,507	1.25%	to	2.00%	—%	to	—%	15.75%	to	16.62%
Invesco V.I. Equity and Income Fund
2025	3,094	$31.893105	to	$31.893105	$98,683	1.25%	to	1.25%	1.95%	to	1.95%	11.12%	to	11.12%
2024	4,744	$28.701550	to	$28.701550	$136,163	1.25%	to	1.25%	1.31%	to	1.31%	10.51%	to	10.51%
2023	5,644	$25.971793	to	$25.971793	$146,588	1.25%	to	1.25%	1.73%	to	1.73%	8.87%	to	8.87%
2022	6,069	$23.855211	to	$23.855211	$144,767	1.25%	to	1.25%	1.48%	to	1.48%	(8.86)%	to	(8.86)%
2021	6,268	$26.173735	to	$26.173735	$164,054	1.25%	to	1.25%	1.65%	to	1.65%	16.88%	to	16.88%
Morgan Stanley VIF Discovery Portfolio
2025	1,995	$52.486851	to	$52.486851	$104,727	1.25%	to	1.25%	0.96%	to	0.96%	11.04%	to	11.04%
2024	2,433	$47.267538	to	$47.267538	$115,020	1.25%	to	1.25%	—%	to	—%	39.96%	to	39.96%
2023	4,170	$33.772146	to	$33.772146	$140,819	1.25%	to	1.25%	—%	to	—%	42.35%	to	42.35%
2022	8,919	$23.725388	to	$23.725388	$211,598	1.25%	to	1.25%	—%	to	—%	(63.43)%	to	(63.43)%
2021	14,787	$64.874039	to	$64.874039	$959,293	1.25%	to	1.25%	—%	to	—%	(12.30)%	to	(12.30)%
Columbia Variable Portfolio - Dividend Opportunity Fund
2025	191,278	$26.211032	to	$30.350701	$5,559,027	1.25%	to	2.25%	—%	to	—%	13.26%	to	14.39%
2024	211,699	$23.143221	to	$26.531880	$5,389,772	1.25%	to	2.25%	—%	to	—%	12.85%	to	13.99%
2023	238,337	$20.507517	to	$23.276533	$5,332,855	1.25%	to	2.25%	—%	to	—%	2.75%	to	3.78%
2022	252,029	$19.384722	to	$22.427906	$5,438,031	1.25%	to	2.50%	—%	to	—%	(3.55)%	to	(2.34)%
2021	272,034	$20.099028	to	$22.965463	$6,023,358	1.25%	to	2.50%	—%	to	—%	23.05%	to	24.60%
Columbia Variable Portfolio - Income Opportunities Fund
2025	157,933	$13.509891	to	$15.351641	$2,329,454	1.25%	to	2.25%	2.00%	to	2.07%	6.36%	to	7.43%
2024	178,738	$12.701616	to	$14.289612	$2,455,930	1.25%	to	2.25%	5.60%	to	5.81%	3.55%	to	4.59%
2023	193,093	$12.069599	to	$13.662625	$2,547,179	1.25%	to	2.40%	0.65%	to	5.18%	8.92%	to	10.18%
2022	202,768	$11.081599	to	$12.400810	$2,432,791	1.25%	to	2.40%	5.07%	to	5.31%	(12.15)%	to	(11.13)%
2021	221,234	$12.613899	to	$13.953983	$2,994,600	1.25%	to	2.40%	9.25%	to	9.35%	2.02%	to	3.20%
Columbia Variable Portfolio - Select Mid Cap Growth Fund
2025	128,433	$32.187136	to	$37.283385	$4,556,836	1.25%	to	2.40%	—%	to	—%	12.41%	to	13.71%
2024	145,024	$28.633569	to	$32.788328	$4,536,158	1.25%	to	2.40%	—%	to	—%	20.75%	to	22.14%
2023	187,751	$23.713888	to	$26.844350	$4,798,373	1.25%	to	2.40%	—%	to	—%	22.27%	to	23.69%
2022	180,559	$19.205112	to	$21.703393	$3,773,086	1.25%	to	2.50%	—%	to	—%	(32.55)%	to	(31.70)%
2021	197,790	$28.471480	to	$31.774387	$6,076,887	1.25%	to	2.50%	—%	to	—%	13.69%	to	15.12%
Invesco V.I. Global Fund
2025	9,838	$35.866885	to	$35.866885	$352,866	1.25%	to	1.25%	—%	to	—%	13.59%	to	13.59%
2024	9,410	$31.577014	to	$31.577014	$297,132	1.25%	to	1.25%	—%	to	—%	14.34%	to	14.34%
2023	13,553	$27.617293	to	$27.617293	$374,286	1.25%	to	1.25%	—%	to	—%	32.78%	to	32.78%
2022	15,022	$20.798978	to	$20.798978	$312,449	1.25%	to	1.25%	—%	to	—%	(32.78)%	to	(32.78)%
2021	17,429	$30.942419	to	$30.942419	$539,298	1.25%	to	1.25%	—%	to	—%	13.74%	to	13.74%
Putnam VT Small Cap Value Fund
2025	1,833	$27.114981	to	$27.114981	$49,675	1.25%	to	1.25%	0.65%	to	0.65%	3.96%	to	3.96%
2024	1,906	$26.081304	to	$26.081304	$49,703	1.25%	to	1.25%	0.01%	to	0.01%	4.87%	to	4.87%
2023	1,764	$24.870007	to	$24.870007	$43,860	1.25%	to	1.25%	0.17%	to	0.17%	22.22%	to	22.22%
2022	4,000	$20.348584	to	$20.348584	$81,402	1.25%	to	1.25%	0.18%	to	0.18%	(14.06)%	to	(14.06)%
2021	9,267	$23.677722	to	$23.677722	$219,421	1.25%	to	1.25%	1.20%	to	1.20%	38.17%	to	38.17%
PIMCO VIT Real Return Portfolio
2025	12,163	$16.174428	to	$16.174428	$196,733	1.25%	to	1.25%	3.30%	to	3.30%	6.51%	to	6.51%
2024	12,620	$15.186080	to	$15.186080	$191,649	1.25%	to	1.25%	0.54%	to	0.54%	0.86%	to	0.86%
2023	18,736	$15.057137	to	$15.057137	$282,104	1.25%	to	1.25%	3.03%	to	3.03%	2.39%	to	2.39%
2022	26,158	$14.706304	to	$14.706304	$384,667	1.25%	to	1.25%	7.03%	to	7.03%	(13.00)%	to	(13.00)%
2021	26,614	$16.904037	to	$16.904037	$449,853	1.25%	to	1.25%	4.95%	to	4.95%	4.30%	to	4.30%
Pioneer Fund VCT Portfolio+
2025♦	—	$4.146292	to	$5.094727	$—	1.15%	to	2.20%	0.05%	to	0.05%	1.42%	to	1.81%
2024	1,999,876	$4.088217	to	$5.004169	$9,391,969	1.15%	to	2.20%	0.43%	to	0.43%	19.65%	to	20.91%
2023	2,406,833	$3.416770	to	$4.138627	$9,375,655	1.15%	to	2.20%	0.60%	to	0.60%	25.79%	to	27.11%
2022	2,568,578	$2.692944	to	$3.255864	$7,881,707	1.15%	to	2.25%	—%	to	0.40%	(21.47)%	to	(20.60)%
2021	2,838,170	$4.100453	to	$44.544633	$11,001,130	1.15%	to	2.45%	—%	to	0.09%	24.56%	to	26.19%
Victory Pioneer Mid Cap Value VCT Portfolio+
2025	2,626	$29.874248	to	$29.874248	$78,459	1.25%	to	1.25%	1.82%	to	1.82%	9.48%	to	9.48%
2024	3,640	$27.287637	to	$27.287637	$99,339	1.25%	to	1.25%	0.18%	to	0.18%	9.26%	to	9.26%
2023	4,153	$24.974855	to	$24.974855	$103,724	1.25%	to	1.25%	1.55%	to	1.55%	10.81%	to	10.81%
2022	2,860	$22.537655	to	$22.537655	$64,450	1.25%	to	1.25%	1.45%	to	1.45%	(7.05)%	to	(7.05)%
2021	8,233	$24.247878	to	$24.247878	$199,635	1.25%	to	1.25%	0.72%	to	0.72%	27.77%	to	27.77%
PSF PGIM Jennison Growth Portfolio
2025	155,026	$5.013548	to	$6.238718	$778,285	1.25%	to	1.80%	—%	to	—%	11.78%	to	12.39%
2024	161,055	$4.460760	to	$5.581450	$725,347	1.25%	to	1.80%	—%	to	—%	28.03%	to	28.73%
2023	176,815	$3.465102	to	$4.359534	$611,892	1.25%	to	1.80%	—%	to	—%	50.17%	to	51.00%
2022	196,254	$2.294804	to	$2.903041	$451,283	1.25%	to	1.80%	—%	to	—%	(38.96)%	to	(38.62)%
2021	392,707	$3.738839	to	$4.755977	$1,453,845	1.25%	to	1.80%	—%	to	—%	13.50%	to	14.12%
PSF PGIM Jennison Value Portfolio
2025	46,156	$4.250367	to	$45.738978	$329,851	1.25%	to	2.20%	—%	to	—%	13.87%	to	14.96%
2024	66,039	$3.697267	to	$40.166538	$361,563	1.25%	to	2.20%	—%	to	—%	17.87%	to	18.99%
2023	51,759	$3.107231	to	$34.078309	$267,042	1.25%	to	2.20%	—%	to	—%	12.25%	to	13.32%
2022	52,611	$2.742021	to	$30.359666	$247,484	1.25%	to	2.20%	—%	to	—%	(10.25)%	to	(9.39)%
2021	53,324	$3.026328	to	$33.827461	$285,835	1.25%	to	2.20%	—%	to	—%	24.52%	to	25.70%
Royce Capital Fund–Small-Cap Portfolio
2025	1,576	$27.026951	to	$27.026951	$42,583	1.25%	to	1.25%	1.89%	to	1.89%	7.58%	to	7.58%
2024	1,544	$25.122878	to	$25.122878	$38,785	1.25%	to	1.25%	0.04%	to	0.04%	2.11%	to	2.11%
2023	4,788	$24.603032	to	$24.603032	$117,787	1.25%	to	1.25%	0.81%	to	0.81%	24.37%	to	24.37%
2022	5,008	$19.782738	to	$19.782738	$99,073	1.25%	to	1.25%	0.38%	to	0.38%	(10.32)%	to	(10.32)%
2021	6,601	$22.059513	to	$22.059513	$145,616	1.25%	to	1.25%	1.22%	to	1.22%	27.22%	to	27.22%
Invesco V.I. Comstock Fund
2025	1,817	$40.209102	to	$40.209102	$73,059	1.25%	to	1.25%	1.48%	to	1.48%	15.69%	to	15.69%
2024	1,826	$34.756610	to	$34.756610	$63,471	1.25%	to	1.25%	0.02%	to	0.02%	13.43%	to	13.43%
2023	3,710	$30.640376	to	$30.640376	$113,685	1.25%	to	1.25%	1.26%	to	1.26%	10.71%	to	10.71%
2022	5,608	$27.677152	to	$27.677152	$155,224	1.25%	to	1.25%	1.48%	to	1.48%	(0.40)%	to	(0.40)%
2021	4,129	$27.789457	to	$27.789457	$114,741	1.25%	to	1.25%	1.66%	to	1.66%	31.39%	to	31.39%
Invesco V.I. American Franchise Fund
2025	27,566	$46.978906	to	$53.576008	$1,454,551	1.25%	to	2.20%	—%	to	—%	9.23%	to	10.28%
2024	29,775	$42.187821	to	$48.583262	$1,425,771	1.25%	to	2.35%	—%	to	—%	31.76%	to	33.21%
2023	31,533	$32.592683	to	$36.470205	$1,134,711	1.25%	to	2.20%	—%	to	—%	37.86%	to	39.18%
2022	32,912	$23.260297	to	$26.204140	$851,847	1.25%	to	2.35%	—%	to	—%	(32.72)%	to	(31.97)%
2021	45,185	$34.570320	to	$38.518657	$1,687,243	1.25%	to	2.35%	—%	to	—%	9.33%	to	10.54%
Allspring VT Small Cap Growth Fund
2025	33,118	$34.487926	to	$42.485726	$1,315,397	1.15%	to	2.50%	—%	to	—%	6.85%	to	8.30%
2024	36,127	$32.278106	to	$39.230222	$1,329,554	1.15%	to	2.50%	—%	to	—%	16.13%	to	17.71%
2023	37,420	$27.794163	to	$33.327879	$1,173,902	1.15%	to	2.50%	—%	to	—%	1.78%	to	3.16%
2022	40,226	$27.308751	to	$32.306841	$1,228,737	1.15%	to	2.50%	—%	to	—%	(35.92)%	to	(35.05)%
2021	44,412	$42.619771	to	$49.742362	$2,092,714	1.15%	to	2.50%	—%	to	—%	5.27%	to	6.70%
Allspring VT Opportunity Fund
2025	55,828	$37.731123	to	$45.788440	$2,480,796	1.15%	to	2.50%	0.31%	to	0.31%	4.36%	to	5.78%
2024	61,597	$36.154257	to	$43.286401	$2,584,062	1.15%	to	2.50%	0.27%	to	0.27%	12.50%	to	14.03%
2023	69,412	$32.137070	to	$37.961169	$2,548,982	1.15%	to	2.50%	—%	to	—%	23.70%	to	25.38%
2022	76,725	$25.979024	to	$30.276112	$2,248,638	1.15%	to	2.50%	—%	to	—%	(22.57)%	to	(21.52)%
2021	83,866	$33.552354	to	$38.577114	$3,136,411	1.15%	to	2.50%	0.24%	to	0.25%	21.98%	to	23.64%
Columbia Variable Portfolio - Large Cap Growth Fund
2025	773,454	$37.372816	to	$41.211436	$31,632,740	1.25%	to	2.25%	—%	to	—%	13.55%	to	14.69%
2024	847,973	$32.624824	to	$35.931856	$30,243,051	1.25%	to	2.35%	—%	to	—%	28.28%	to	29.70%
2023	945,702	$25.431881	to	$27.703673	$25,971,385	1.25%	to	2.35%	—%	to	—%	39.84%	to	41.39%
2022	989,331	$18.001790	to	$19.593962	$19,249,522	1.25%	to	2.50%	—%	to	—%	(33.08)%	to	(32.24)%
2021	1,086,820	$26.900792	to	$28.915593	$31,193,057	1.25%	to	2.50%	—%	to	—%	25.56%	to	27.13%
Columbia Variable Portfolio - Overseas Core Fund
2025	206,719	$17.397631	to	$19.468534	$3,929,424	1.25%	to	2.40%	1.74%	to	1.88%	34.59%	to	36.15%
2024	234,386	$12.926131	to	$14.299507	$3,275,685	1.25%	to	2.40%	—%	to	4.12%	0.79%	to	1.96%
2023	269,637	$12.824712	to	$14.025099	$3,692,196	1.25%	to	2.40%	1.63%	to	2.93%	12.59%	to	13.89%
2022	274,009	$11.313684	to	$12.314470	$3,311,479	1.25%	to	2.50%	0.75%	to	0.76%	(17.00)%	to	(15.96)%
2021	290,753	$13.631604	to	$14.653008	$4,191,342	1.25%	to	2.50%	1.08%	to	1.10%	7.03%	to	8.38%
CTIVP® - Principal Large Cap Growth Fund+
2025	276,007	$31.664863	to	$35.433221	$9,644,834	1.25%	to	2.40%	—%	to	—%	11.08%	to	12.36%
2024	308,096	$28.507087	to	$31.534887	$9,584,893	1.25%	to	2.40%	—%	to	—%	18.54%	to	19.91%
2023	374,882	$24.047876	to	$26.298126	$9,711,181	1.25%	to	2.40%	—%	to	—%	36.23%	to	37.81%
2022	406,519	$17.532815	to	$19.083456	$7,676,073	1.25%	to	2.50%	—%	to	—%	(29.79)%	to	(28.90)%
2021	447,680	$24.970289	to	$26.840519	$11,907,334	1.25%	to	2.50%	—%	to	—%	15.65%	to	17.10%
AST International Equity Portfolio
2025	11,373	$14.460606	to	$14.545107	$165,359	1.40%	to	1.60%	—%	to	—%	30.73%	to	30.99%
2024	3,449	$11.061440	to	$11.093246	$38,260	1.45%	to	1.60%	—%	to	—%	3.78%	to	3.94%
2023♦	3,449	$10.658144	to	$10.692318	$36,812	1.25%	to	1.60%	—%	to	—%	6.58%	to	6.92%
PSF PGIM Jennison Blend Portfolio
2025	6,873	$16.309475	to	$16.504878	$112,496	1.25%	to	1.80%	—%	to	—%	15.94%	to	16.58%
2024	7,102	$14.066980	to	$14.157448	$100,101	1.25%	to	1.80%	—%	to	—%	23.56%	to	24.24%
2023♦	5,318	$11.384517	to	$11.394947	$60,554	1.25%	to	1.80%	—%	to	—%	13.85%	to	13.95%
Victory Pioneer Fund VCT Portfolio+
2025♦	1,674,172	$4.922213	to	$6.088558	$9,530,449	1.15%	to	2.20%	0.17%	to	0.17%	21.28%	to	22.35%

*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

♦ Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized.

7. Subsequent Events:

Management has evaluated events subsequent to December 31, 2025 and through April 17, 2026, the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.

Fund Substitutions
Subsequent to December 31, 2025 the Sponsor Company received approval from the SEC on February 24, 2026, to execute fund substitutions affecting certain Funds offered through the Account. The substitutions are being undertaken pursuant to applicable regulatory approvals and contract provisions and are intended to replace existing investment options with alternatives having similar investment objectives and risk profiles.
The Sponsor Company expects the fund substitutions to be completed on or before September 8, 2026. Upon completion, the assets of the impacted underlying funds will be transferred into the corresponding replacement funds.

Existing Portfolio(Share Class)	Replacement Portfolio(Share Class)
AB Relative Value Portfolio(Class B)	Putnam VT Large Cap Value Fund(Class IB)
Allspring VT Small Cap Growth Fund(Class 1)	Putnam VT Small Cap Growth Fund(Class IA)
Columbia VP Large Cap Growth Fund(Class 1)	Putnam VT Large Cap Growth Fund(Class IA)
Invesco V.I. American Franchise Fund(Series I)	Putnam VT Large Cap Growth Fund(Class IA)
Invesco V.I. Core Equity Fund(Series I)	Putnam VT Core Equity Fund(Class IA)
Invesco V.I. Government Money Market Fund(Series I)	Putnam VT Government Money Market Fund(Class IA)
Invesco V.I. Government Securities Fund(Series I)	Franklin U.S. Government Securities VIP Fund(Class 1)

Talcott Resolution Life
Insurance Company

Independent Auditor's Report

Financial Statements - Statutory-Basis
As of December 31, 2025, 2024 and 2023, and for the
Years Ended December 31, 2025, 2024 and 2023
Supplemental Schedules as of and for the
Year Ended December 31, 2025

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

CONTENTS

Page:
Independent Auditor's Report	1 - 3

Financial Statements - Statutory-Basis:
Admitted Assets, Liabilities and Capital and Surplus	4
Statements of Operations	5
Statements of Changes in Capital and Surplus	6
Statements of Cash Flows	7 - 8
Notes to Financial Statements	9 - 59

Supplemental Schedules
Schedule I - Selected Financial Data	60 - 63
Schedule II - Summary Investment Schedule	64
Schedule III - Investment Risks Interrogatories	65 - 70
Schedule IV - Supplemental Schedule of Reinsurance Contracts with Risk-Limiting Features	71

INDEPENDENT AUDITOR'S REPORT

Opinions

We have audited the statutory-basis financial statements of Talcott Resolution Life Insurance Company (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities and capital and surplus as of December 31, 2025 and 2024, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2025, and the related notes to the statutory-basis financial statements (collectively referred to as the "statutory-basis financial statements").

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in accordance with the accounting practices prescribed or permitted by the Connecticut Insurance Department described in Note 2.

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2025.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor's Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Connecticut Insurance Department, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Connecticut Insurance Department. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Connecticut Insurance Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor's Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor's report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

- Exercise professional judgment and maintain professional skepticism throughout the audit.

- Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.

- Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.

- Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.

- Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2025 audit was conducted for the purpose of forming an opinion on the 2025 statutory-basis financial statements as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, supplemental schedule of reinsurance contracts with risk-limiting features, and the supplemental schedule of selected financial data as of and for the year ended December 31, 2025, are presented for purposes of additional analysis and are not a required part of the 2025 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2025 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2025 statutory-basis financial statements as a whole.

/s/ Deloitte & Touche LLP

Hartford, Connecticut
March 27, 2026

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
(STATUTORY-BASIS)

Admitted assets	As of December 31,
	2025	2024

Bonds	$10,664,150,343	$10,788,082,053
Preferred stocks	17,853,136	21,478,713
Common stocks	6,084,753	636,217,405
Mortgage loans on real estate	940,275,070	1,088,430,893
Contract loans	1,516,022,125	1,475,217,306
Cash, cash equivalents and short-term investments	1,567,043,551	1,334,187,060
Derivatives	275,251,377	157,372,315
Other invested assets	1,290,488,576	1,046,653,247
Total cash and invested assets	16,277,168,931	16,547,638,992

Investment income due and accrued	167,174,476	164,085,000
Amounts recoverable for reinsurance	330,945,261	379,802,153
Funds held by or deposited with reinsured companies	1,889,605,649	—
Federal income tax recoverable	1,775,555	103,530,926
Net deferred tax asset	52,062,313	80,395,823
Receivables from parent, subsidiaries and affiliates	71,506,827	40,480,763
Other assets	592,056,474	489,258,300
Separate Account assets	70,121,473,179	66,608,458,521
Total admitted assets	$89,503,768,665	$84,413,650,478

Liabilities
Aggregate reserves for future benefits	$16,079,357,413	$13,446,546,312
Liability for deposit-type contracts	102,315,332	102,746,324
Policy and contract claim liabilities	389,000,412	256,104,737
Asset valuation reserve	228,965,957	250,517,374
Interest maintenance reserve	262,738,989	112,707,866
Remittances and items not allocated	44,565,140	58,206,027
Provision for experience rating refunds	385,040,543	407,431,056
Accrued expense allowances and amounts due from Separate Accounts	(994,717,426)	(901,091,077)
Borrowed money	—	307,548,297
Funds held under reinsurance treaties with unauthorized and certified reinsurers	—	744,982,530
Payable for securities	360,764,417	92,741,729
Derivatives	262,847,262	149,885,626
Collateral on derivatives	13,159,551	54,655,000
Payable for repurchase agreements	181,755,548	182,083,180
Other liabilities	695,026,083	800,259,144
Separate Account liabilities	70,121,473,179	66,608,458,521
Total liabilities	88,132,292,400	82,673,782,646

Capital and surplus
Common stock - par value $5,690 per share, 1,000 shares authorized, issued and outstanding	5,690,000	5,690,000
Aggregate write-ins for other than special surplus funds	—	168,330,037
Gross paid-in and contributed surplus	911,535,846	536,535,846
Aggregate write-ins for special surplus funds	167,715,799	151,421,777
Unassigned surplus	286,534,620	877,890,172
Total capital and surplus	1,371,476,265	1,739,867,832

Total liabilities and capital and surplus	$89,503,768,665	$84,413,650,478

See notes to financial statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
(STATUTORY-BASIS)

Revenues	For the years ended December 31,
	2025	2024	2023

Premiums and annuity considerations	$36,630,281,602	$145,315,988	$151,310,738
Net investment income	699,838,539	986,757,628	767,388,680
Amortization of interest maintenance reserve	9,656,817	15,876,816	43,962,326
Commissions and expense allowances on reinsurance ceded	48,857,924	107,085,582	197,796,023
Reserve adjustments on reinsurance ceded	(7,365,926,584)	(2,270,497,625)	(2,250,834,647)
Fee income	1,153,832,308	948,235,694	921,835,308
Other revenues	115,683,636	119,939,116	91,074,095
Total revenues	31,292,224,242	52,713,199	(77,467,477)

Benefits and expenses
Annuity benefits	438,136,885	283,928,456	274,616,641
Death, disability and other benefits	761,170,358	558,178,312	612,255,355
Surrenders and other fund withdrawals	3,825,278,622	2,708,743,641	2,199,536,668
Commissions	957,131,844	118,879,132	146,704,799
Decrease in aggregate reserves for future benefits	2,632,811,100	(524,146,466)	(259,829,959)
Net transfers from Separate Accounts	(2,072,331,231)	(2,156,554,546)	(2,520,281,386)
General insurance expenses	156,604,313	155,491,186	149,995,794
Interest and adjustments on contract or deposit-type contract funds	28,699,840	17,878,830	21,352,187
IMR adjustments on reinsurance	209,710,833	11,387,365	125,261
MODCO adjustment on reinsurance assumed	24,088,392,679	(1,757,328,958)	(1,264,268,711)
Other expenses	10,260,240	15,323,581	13,352,698
Total benefits and expenses	31,035,865,483	(568,219,467)	(626,440,653)

Net gain from operations before federal income tax expense (benefit)	256,358,759	620,932,666	548,973,176
Federal income tax expense (benefit)	70,131,201	(10,501,277)	(22,518,867)
Net gain from operations	186,227,558	631,433,943	571,492,043

Net realized capital gains (losses), after tax	547,945,174	(100,287,426)	(445,895,006)
Net income	$734,172,732	$531,146,517	$125,597,037

See notes to financial statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
(STATUTORY-BASIS)

Common stock - par value $5,690 per share, 1,000 shares authorized, issued and outstanding	For the years ended December 31,
	2025	2024	2023

Balance, beginning and end of year	$5,690,000	$5,690,000	$5,690,000

Gross paid-in and contributed surplus
Balance, beginning of year	536,535,846	1,107,535,846	1,107,535,846
Return of capital	375,000,000	(571,000,000)	—
Balance, beginning and end of year	911,535,846	536,535,846	1,107,535,846

Aggregate write-ins for other than special surplus funds
Balance, beginning of year	168,330,037	187,383,846	206,437,654
Amortization, decreases of gain on inforce reinsurance	(168,330,037)	(19,053,809)	(19,053,808)
Balance, end of year	—	168,330,037	187,383,846

Aggregate write-ins for special surplus funds
Balance, beginning of year	151,421,777	68,373,245	43,486,878
Change in net deferred asset for SSAP 108	16,294,022	83,048,532	24,886,367
Balance, end of year	167,715,799	151,421,777	68,373,245

Unassigned funds
Balance, beginning of year	877,890,172	819,049,639	1,375,337,111

Net income	734,172,732	531,146,517	125,597,037
Change in net unrealized capital losses on investments, net of tax	(757,247,434)	(463,467,201)	(133,182,997)
Change in net unrealized foreign exchange capital (losses) gains	(531,005)	(5,404)	2,329,637
Change in net deferred income tax	15,382,695	(26,358,013)	29,788,306
Change in asset valuation reserve	21,551,420	20,808,445	(10,473,885)
Surplus adjustment: Change in surplus as a result of reinsurance	136,127,455	—	—
Change in nonadmitted assets	(52,352,948)	(3,283,811)	4,654,430
Cumulative effect of changes in accounting principles	168,330,037	—	—
Dividends to stockholder	(856,788,504)	—	(575,000,000)
Balance, end of year	286,534,620	877,890,172	819,049,639

Capital and surplus
Balance, end of year	$1,371,476,265	$1,739,867,832	$2,188,032,576

See notes to financial statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
STATEMENTS OF CASH FLOWS
(STATUTORY-BASIS)

Operating activities	For the years ended December 31,
	2025	2024	2023

Premiums and annuity considerations	$421,306,395	$198,441,030	$(13,432,019)
Net investment income	735,143,574	1,041,866,604	868,410,524
Reserve adjustments on reinsurance	(1,899,617,745)	(2,279,793,157)	(2,262,497,487)
Investment management fees	957,218,473	935,566,462	890,326,326
Miscellaneous income	360,205,681	228,811,782	309,496,952
Total income	574,256,378	124,892,721	(207,695,704)

Benefits paid	3,767,571,097	3,562,789,969	3,090,204,960
Federal income tax recovered (paid)	(31,522,124)	28,977,646	46,367,759
Net transfers from Separate Accounts	(1,999,086,617)	(2,116,595,966)	(2,530,117,812)
Other expenses	(1,934,517,949)	(1,439,640,149)	(873,287,684)
Total benefits and expenses	(197,555,593)	35,531,500	(266,832,777)
Net cash provided by (used for) operating activities	771,811,971	89,361,221	59,137,073

Investing activities
Proceeds from investments sold, matured or repaid
Bonds	2,114,683,652	2,210,459,593	1,539,793,497
Common and preferred stocks	8,249,166	44,206,183	37,962,674
Mortgage loans	165,103,403	83,368,901	289,832,163
Real Estate	—	—	5,798,890
Derivatives and other	511,974,828	191,889,880	205,914,401
Total investment proceeds	2,800,011,049	2,529,924,557	2,079,301,625

Cost of investments acquired
Bonds	2,266,351,984	1,271,619,519	1,046,407,858
Common and preferred stocks	1,287,054	693,200	795,820
Mortgage loans	21,824,930	19,674,928	58,940,272
Derivatives and other	639,384,022	447,234,620	536,979,464
Total investments acquired	2,928,847,990	1,739,222,267	1,643,123,414
Net decrease in contract loans	40,804,819	37,066,238	40,685,080
Net cash (used for) provided by investing activities	(169,641,760)	753,636,052	395,493,131

Financing and miscellaneous activities
Paid in (Return of) surplus	375,000,000	(571,000,000)	—
Change in borrowed funds	(307,548,297)	307,548,297	—
Dividends to stockholder	(125,000,000)	—	(575,000,000)
Net redemptions on deposit-type contracts	(430,992)	(8,360,319)	(7,857,045)
Change in payable for investment repurchase programs	(327,632)	(139,378,312)	(125,235,414)
Change in payable for securities lending	—	—	—
Other cash (used) provided	(311,006,799)	(106,044,500)	(8,133,905)
Net cash (used for) provided by financing and miscellaneous activities	(369,313,720)	(517,234,834)	(716,226,364)

Net increase (decrease) in cash, cash equivalents and short-term investments	232,856,491	325,762,439	(261,596,160)
Cash, cash equivalents and short-term investments, beginning of year	1,334,187,060	1,008,424,621	1,270,020,781
Cash, cash equivalents and short-term investments, end of year	$1,567,043,551	$1,334,187,060	$1,008,424,621

Note: Supplemental disclosures of cash flow information for non-cash transactions:
Non-cash proceeds from invested asset exchanges - bonds and preferred stock	(180,326,684)	(48,004,090)	(274,842,851)
Non-cash acquisitions from invested asset exchanges - bonds and preferred stock	(180,326,684)	(48,004,090)	(274,842,851)
Non-cash ceded premiums for reinsurance	(944,646)	(11,387,365)	(125,261)
Non-cash payable on reinsurance	(3,843,241)	(9,295,532)	(11,662,840)
Non-cash transfer of funds withheld for unauthorized reinsurance	4,787,887	20,682,897	11,788,101
Non-cash transfer of IMR liability for reinsurance	—	11,387,365	125,261
Non-cash IMR reserve transferred on reinsurance	—	(11,387,365)	(125,261)
Non-cash deferred asset SSAP 108	(16,056,030)	(121,513,112)	(154,274,911)
Non-cash deferred liability SSAP 108	(10,449,011)	38,464,581	129,388,544
Non-cash special surplus SSAP 108	16,294,022	83,048,532	24,886,367
Non-cash miscellaneous income assumed SSAP 108	10,211,018
Non-cash proceeds from sale of common stock-affiliates	(731,788,504)
Non-cash acquisitions from purchase of common stock- affiliate	(8,546,001)
Non-cash net investment income for dividend of affiliate	8,546,001
Non-cash dividend from distribution of affiliates	731,788,504
Non-cash premiums from recaptured reinsurance	(6,191,956,563)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

Non-cash commission and expense allowances on reinsurance ceded from recaptured reinsurance	12,715,421
Non-cash increase in aggregate reserves from recaptured reinsurance	524,641,554
Non-cash reserve adjustments on reinsurance ceded from recaptured reinsurance	5,466,308,839
Non-cash aggregate reserve change from recaptured reinsurance	(537,356,975)
Non-cash funds withheld for unauthorized reinsurance from recapture	725,647,724
Non-cash transfer of IMR liability from recaptured reinsurance	188,290,749
Non-cash IMR reserve transferred from recaptured reinsurance	(188,290,749)
Non-cash premiums from assumed reinsurance	(19,497,654,997)
Non-cash increase in aggregate reserves from assumed reinsurance	(39,651,169)
Non-cash aggregate reserve change from assumed reinsurance	1,187,647,157
Non-cash modco adjustment from assumed reinsurance	18,349,659,009
Non-cash transfer of IMR liability from assumed reinsurance	21,420,084
Non-cash IMR reserve transferred from assumed reinsurance	(21,420,084)
Non-cash transfers to Separate Accounts	(20,381,735)
Non-cash modco adjustment from assumed reinsurance	20,381,735
Non-cash premiums from assumed reinsurance	(10,538,480,327)
Non-cash funds withheld from assumed reinsurance	1,889,516,637
Non-cash modco adjustment from assumed reinsurance	8,394,898,926
Non-cash other amounts payable from assumed reinsurance	(58,535,237)
Non-cash commissions and expense allowance from assumed reinsurance	312,600,000

See notes to financial statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
1. Organization and Description of Business

Talcott Resolution Life Insurance Company (“TL” or the “Company”) is a wholly-owned direct subsidiary of Talcott Resolution Life, Inc. ("TLI"). During 2025, TR Re, Ltd ("TR Re"), the Company’s previous parent distributed its ownership in TL up to TLI, which is now a common parent of the two entities. During 2025, the Company contributed TL’s common stock ownership in Talcott Resolution Life and Annuity Insurance Company (“TLA”) to TR Re. See Footnote 7 Related Party Transactions, for further details.

The Company is a leading financial services and multi-line insurance provider which maintains (a) investment products, such as individual variable annuities and fixed market value adjusted annuities, and retirement plan services for savings and retirement needs that are both directly written by the Company and assumed from affiliates and third parties; (b) individual life insurance for income protection and estate planning that is directly written by the Company and is substantially ceded; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded, and (d) private placement life insurance.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying statutory-basis financial statements of Talcott Resolution Life Insurance Company (the “Company” or “TL”) have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Insurance Department (“the Department”). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for reinsurance treaties that provide for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for these reinsurance treaties, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31:

	SSAP #	F/S Page	2025	2024	2023
Net Income
1. TL state basis			$734,172,732	$531,146,517	$125,597,037
2. State prescribed practices that change NAIC SAP:
Less: Reinsurance reserve credit (as described above)	61	4	(164,988)	(2,976,629)	2,256,095
			(164,988)	(2,976,629)	2,256,095
3. State permitted practices that change NAIC SAP			—	—	—
4. NAIC SAP (1-2-3=4)	61	4	$734,337,720	$534,123,146	$123,340,942
Surplus
5. TL state basis			$1,371,476,265	$1,739,867,832	$2,188,032,576
6. State prescribed practices that change NAIC SAP:
Less: Reinsurance reserve credit (TL) (as described above)	61	3	5,048,554	5,213,542	8,190,171
Less: Reinsurance reserve credit (TLA) (as described above)	61	3	—	20,957,376	18,386,767
			5,048,554	26,170,918	26,576,938
7. State permitted practices that change NAIC SAP			—	—
8. NAIC SAP (5-6-7=8)	61	5	$1,366,427,711	$1,713,696,914	$2,161,455,638

The Company's reported investment in TLA was $626,632,214 and $886,939,559 as of December 31, 2024 and December 31, 2023, respectively. The Company's investment in TLA would have been reported as $605,674,838 and $868,552,792 as of December 31, 2024 and December 31, 2023, respectively, without the state prescribed practice.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital of the Company.

The preparation of financial statements in conformity with the National Association of Insurance Commissioners (”NAIC”) Annual Statement Instructions and NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, annuity and health policies, evaluation of other-than-temporary impairments ("OTTI"), valuation of derivatives, and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant differences are:

1.for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes;

2.recognition of premium revenues and policy charges, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

3.development of liabilities for future benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners (“NAIC”), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits (“GMDB”), guaranteed withdrawal benefits (“GMWB”) and guaranteed minimum income benefits ("GMIB") are considered market risk benefits and reported at fair value using models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience;

4.exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus, whereas on a GAAP basis, no such charges are recorded;

5.establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve (“AVR”)) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held and amortized into income over the original life to maturity of the asset sold (Interest Maintenance Reserve (“IMR”)) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

6.the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets, net of an allowance for expected credit losses;

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
7.for statutory purposes, asset-backed securities, excluding residual tranches or interests, are carried at amortized cost, except those rated in NAIC class 6, which are carried at the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43 - Asset-Backed Securities ("SSAP No. 43"). Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated securities, which use the retrospective method. Debt investments that do not meet the requirements of an issuer credit obligation in SSAP No. 26 - Bonds ("SSAP No. 26") or an asset-backed security in SSAP No. 43 are carried at the lower of amortized cost or fair value in accordance with SSAP No. 21- Other Admitted Assets ("SSAP No. 21"). In accordance with guidance in SSAP No. 21 - amortized cost for such debt investments is determined in a manner consistent with asset-backed securities within the scope of SSAP No. 43. GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity,” "available-for-sale" or "trading,” based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and asset-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity;

8.for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

9.the consolidation of subsidiaries is required for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

10.statutory deferred income taxes, which provide for tax temporary differences, are subject to limitation on deferred tax assets and are charged directly to surplus, whereas, GAAP includes tax temporary differences recognized as a component of net income, without limitation.

11.comprehensive income and its components are not presented in the statutory-basis financial statements;

12.for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder’s Equity.

13.embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for at fair value and reported separately.

14.for statutory purposes securities that are in an unrealized loss position are reviewed to determine if an OTTI is present based on (a) the length of time and the extent to which fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments; if the decline is determined other than temporary, an impairment charge is recorded and the previous cost less impairment becomes the new cost basis. For GAAP, the amount of time a security is in an unrealized loss position is not considered when assessing impairment, and any credit impairment is recognized through an allowance for credit losses as opposed to a direct write down of the security. Improvements in expected cash flows are recognized immediately in income as a reduction in the allowance.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

Aggregate Reserves for Life, Annuity and Accident and Health Policies and Contracts and Liability for Deposit-Type Contracts

Aggregate reserves for payment of future life, annuity and health benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2% to 6%. Group life insurance reserves generally use group life tables with valuation rates ranging from 3% to 11.25%. Fixed Accumulation and On-benefit annuity reserves are based principally on individual and group annuity mortality tables at various rates ranging from 1% to 11.25% and using the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). Variable Annuity reserves are calculated based on Section 21 of the Valuation Manual Requirements for Principle-Based Reserves for Variable Annuities ("VM-21") and Actuarial Guidelines XLIII CARVM for Variable Annuities ("AG43") Fixed indexed annuities are generally based on the Annuity 2000 table with valuation rates between 3.75% and 7% using CARVM. Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company has no forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2025 and 2024, the Company had $14,951,749 and $15,745,469 respectively, of insurance in force, subject to 100% reinsurance to The Prudential Insurance Company of America (“Prudential”), for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2025 and 2024 totaled $85,028 and $106,897 respectively, also subject to 100% reinsurance to Prudential.

The following table displays the development of accident and health claim reserves and liabilities and other costs accrued to settle claims as of December 31:

	2025	2024	2023
Beginning claim reserves - gross	$180,892,705	$191,940,647	$208,115,589
Less: reinsurance recoverables	(180,826,031)	(191,855,998)	(208,038,466)
Beginning claim reserves - net	66,674	84,649	77,123
Plus Incurred expenses related to:
Current year	4,630	(10,816)	15,069
Prior year		—	—
Total incurred	4,630	(10,816)	15,069
Less Paid expenses related to:
Current year	(3,029)	7,159	7,543
Prior year		—	—
Total paid	(3,029)	7,159	7,543

Ending claim reserves - net	74,333	66,674	84,649
Add: reinsurance recoverables	169,973,031	180,826,031	191,855,998
Ending claim reserves - gross	$170,047,364	$180,892,705	$191,940,647

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses of these contracts are reported in the Statements of Operations.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

An analysis of General and Separate Account annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics as of December 31, 2025 is presented below:

A.Individual Annuities

		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
1. Subject to discretionary withdrawal
a. With market value adjustment	$—	$699,615,680	$—	$699,615,680	3.13%
b. At book value less current surrender charge of 5% or more	578,628	—	—	578,628	0.00%
c. At fair value	—	—	8,135,827,335	8,135,827,335	36.40%
d. Total with market value adjustment or at fair value (total of 1 through 3)	578,628	699,615,680	8,135,827,335	8,836,021,643	39.53%
e. At book value without adjustment (minimal or no charge or adjustment)	8,854,357,446	—	—	8,854,357,446	39.61%
2. Not subject to discretionary withdrawal	4,491,747,744	—	171,669,316	4,663,417,060	20.86%
3. Total (gross: direct + assumed)	13,346,683,818	699,615,680	8,307,496,651	22,353,796,149	100.00%
4. Reinsurance ceded	745,434,336	587,645,139	—	1,333,079,475
5. Total (net)	$12,601,249,482	$111,970,541	$8,307,496,651	$21,020,716,674
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$289,314	$—	$—	$289,314

B. Group Annuities

		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
1. Subject to discretionary withdrawal
a. With market value adjustment	$2,987,990,547	$758,688,887	$—	$3,746,679,434	28.41%
b. At book value less current surrender charge of 5% or more	352	—	—	352	0.00%
c. At fair value	—	—	7,354,620,684	7,354,620,684	55.78%
d. Total with market value adjustment or at fair value (total of 1 through 3)	2,987,990,899	758,688,887	7,354,620,684	11,101,300,470	84.19%
e. At book value without adjustment (minimal or no charge or adjustment)	211,539,111	—	—	211,539,111	1.60%
2. Not subject to discretionary withdrawal	1,594,997,327	—	279,362,624	1,874,359,951	14.21%
3. Total (gross: direct + assumed)	4,794,527,337	758,688,887	7,633,983,308	13,187,199,532	100.00%
4. Reinsurance ceded	3,488,386,467	637,263,928	—	4,125,650,395
5. Total (net)	$1,306,140,870	$121,424,959	$7,633,983,308	$9,061,549,137
6. Amount included in B(1)b above that will move to B(1)e in the year after the statement date:	$176	$—	$—	$176

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
C. Deposit-Type Contracts

		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
1. Subject to discretionary withdrawal
a. With market value adjustment	$1,172,619,015	$—	$—	$1,172,619,015	12.32%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0.00%
c. At fair value	—	—	7,689,538,512	7,689,538,512	80.77%
d. Total with market value adjustment or at fair value (total of 1 through 3)	1,172,619,015	—	7,689,538,512	8,862,157,527	93.09%
e. At book value without adjustment (minimal or no charge or adjustment)	201,545,958	—	—	201,545,958	2.12%
2. Not subject to discretionary withdrawal	456,221,515	—	—	456,221,515	4.79%
3. Total (gross: direct + assumed)	1,830,386,488	—	7,689,538,512	9,519,925,000	100.00%
4. Reinsurance ceded	1,728,071,157	—	—	1,728,071,157
5. Total (net)	$102,315,331	$—	$7,689,538,512	$7,791,853,843
6. Amount included in C(1)b above that will move to C(1)e in the year after the statement date:	$—	$—	$—

Reconciliation of total annuity actuarial reserves and deposit fund liabilities:
F. Life and Accident & Health:
1. Annuities, Total (net)	$13,900,490,106
2. Supplementary Contracts, Total (net)	6,900,246
3. Deposit-Type Contracts, Total (net)	102,315,331
4. Subtotal	14,009,705,683
Separate Account Annual Statement:
5. Annuities, Total (net)	16,174,875,459
6. Supplemental Contracts, Total (net)	—
7. Policyholder dividend and coupon accumulations	—
8. Policyholder premiums	—
9. Guaranteed interest contracts	—
10. Deposit-Type Contracts, Total (net)	7,689,538,512
11. Subtotal	23,864,413,971
12. Combined total	$37,874,119,654

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
An analysis of life actuarial reserves by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2025, is presented below:

A. General Account

	Account Value	Cash Value	Reserve
1. Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$42,064,370	$42,064,370	$49,934,680
b. Universal Life	2,669,168,808	2,666,921,021	2,642,851,055
c. Universal Life with Secondary Guarantees	398,764,585	370,154,707	1,498,154,759
d. Indexed Universal Life	27,977,773	26,454,615	29,495,829
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	26,766,283	27,927,545	28,464,493
h. Variable Life	—	—	—
i. Variable Universal Life	92,592,779	92,579,411	150,345,589
j. Miscellaneous Reserves	—	—	—
2. Not subject to discretionary withdrawal or no cash values
a. Term Policies without Cash Value	XXX	XXX	$95,807,759
b. Accidental Death Benefits	XXX	XXX	3,317
c. Disability - Active Lives	XXX	XXX	2,626
d. Disability - Disabled Lives	XXX	XXX	8,194,607
e. Miscellaneous Reserves	XXX	XXX	92,859,490
3. Total (gross: direct + assumed)	3,257,334,598	3,226,101,669	4,596,114,204
4. Reinsurance Ceded	1,118,925,887	1,086,558,512	2,456,407,768
5. Total (net) (3) - (4)	$2,138,408,711	$2,139,543,157	$2,139,706,436

B. Separate Account with Guarantees

         Not applicable.

C. Separate Account Nonguaranteed

	Account Value	Cash Value	Reserve
1. Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$—	$—	$—
b. Universal Life	134,737,016	134,737,016	147,450,461
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	41,946,819,831	41,946,819,831	41,945,883,765
j. Miscellaneous Reserves	—	—	—
2. Not subject to discretionary withdrawal or no cash values
a. Term Policies without Cash Value	XXX	XXX	$—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
3. Total (gross: direct + assumed)	42,081,556,847	42,081,556,847	42,093,334,226
4. Reinsurance Ceded	—	—	—
5. Total (net) (3) - (4)	$42,081,556,847	$42,081,556,847	$42,093,334,226

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

Reconciliation of total life actuarial reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
1. Exhibit 5, Life Insurance Section, Total (net)	$2,139,706,436
2. Exhibit 5, Accidental Death Benefits Section, Total (net)	—
3. Exhibit 5, Disability - Active Lives Section, Total (net)	—
4. Exhibit 5, Disability - Disabled Lives Section, Total (net)	—
5. Exhibit 5, Miscellaneous Reserves Section, Total (net)	32,185,183
6. Subtotal	2,171,891,619
Separate Account Annual Statement:
7. Exhibit 3, Line 0199999, Column 2	$42,093,334,226
8. Exhibit 3, Line 0499999, Column 2	—
9. Exhibit 3, Line 0599999, Column 2	—
10. Subtotal (Lines (7) through (9))	42,093,334,226
11. Combined Total ((6) and (10))	$44,265,225,845

Investments

Investments in unaffiliated bonds, other than asset-backed securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Money market mutual funds, which are included in cash equivalents, are reported at fair value. Unaffiliated common stocks are carried at fair value. Investments in stocks of subsidiaries, controlled and affiliated (“SCA”) companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Highest-quality or high-quality redeemable unaffiliated preferred stocks (NAIC designations 1 to 3), which have characteristics of debt securities, are valued at amortized cost. All other unaffiliated redeemable preferred stocks (NAIC designation 4 to 6) are reported at the lower of amortized cost or fair value. Unaffiliated perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Asset backed securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance which approximates fair value.

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method . The Company has not elected under SSAP No. 43R to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received and the total distribution amount is less than undistributed accumulated earnings related to the investment. If the distributions are in excess of the investment’s undistributed accumulated earnings, the carrying value of investment will instead be reduced.

Due and accrued investment income amounts over 90 days past due are nonadmitted. The Company had investment income due and accrued of $260,782 and $365,007 excluded from surplus at December 31, 2025 and 2024.

Net realized capital gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
purposes. Impairments are recognized within net realized capital losses when investment declines in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets in accordance with SSAP No. 7. The AVR balances were $228,965,957 and $250,517,374 as of December 31, 2025 and 2024, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, redeemable preferred stock or mortgage loan sold or adjusts the IMR when an insurer reinsures a block of its in-force liabilities. The IMR balances as of December 31, 2025 and 2024 were $262,738,984, and $112,707,866 respectively. The net capital losses captured in the IMR, net of taxes, in 2025 and 2024 were ($50,427,982) and ($105,042,228) respectively. The amount of income Amortized from the IMR net of taxes in 2025 and 2024 included in the Company’s Statements of Operations, was $9,656,820 and $15,876,816 respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations. In July 2025, the Company entered into a reinsurance agreement resulting in the recapture of IMR balances totaling approximately $21,000,000. See Note 6 for additional information.

The Company’s accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an OTTI charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The previous cost basis less the impairment becomes the new cost basis. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield.

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, are subjected to an enhanced analysis on a quarterly basis.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment are less than its amortized cost, then management will assess for OTTI. The Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43 until the recovery of value, the security is written down to fair value.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The Company considers the following factors, where applicable depending on the type of securities, in the evaluation of whether a decline in value is other than temporary: (a) the likelihood that the Company will be able to collect all amounts due according to the contractual terms of the debt security; (b) the present value of the expected future cash flows of the security; (c) the characteristics, quality and value of the underlying collateral or issuer securing the position; (d) collateral structure; (e) the length of time and extent to which the fair value has been below amortized cost; (f) the financial condition and near-term prospects of the issuer; (g) adverse conditions related to the security or industry; (h) the rating of the security; (i) the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery to amortized cost; and (j) other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value. Once an impairment charge has been recorded, the Company continues to review the impaired securities for further OTTI on an ongoing basis.

Net realized capital losses resulting from write-downs for OTTI on corporate and asset-backed bonds were $0 and $0 for the years ended December 31, 2025 and 2024, respectively. Net realized capital losses resulting from write-downs for OTTI on equities were $500,000 and $0 for the years ended December 31, 2025 and 2024, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current available information and events, it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement. A valuation allowance is recorded on a loan-by-loan basis

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
in net unrealized capital losses for the excess of the carrying value of the mortgage loan over the fair value of its underlying collateral less estimated costs to sell. Collectability and estimated decreases in collateral values are also assessed on a loan-by-loan basis considering all events and conditions relevant to the loan. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revisions as more information becomes available, as changes occur in the market or as negotiations with the borrowing entity evolve. If there is a change in the fair value of the underlying collateral or the estimated loss on the loan, the valuation allowance is adjusted accordingly. An OTTI occurs upon the realization of a credit loss, typically through foreclosure or after a decision is made to accept a discounted payoff, and is recognized in realized capital losses. The previously recorded valuation allowance is reversed from unrealized capital losses. When an OTTI is recorded, a new cost basis is established reflecting estimated value of the collateral. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2025 and 2024, the Company had immaterial impaired mortgage loans on real estate with related allowances for credit losses.

As of December 31, 2025 and 2024, the Company held no investments in real estate. In October 2023, the Company sold an office property real estate investment located in Maryland. Prior to the sale, the investment’s carrying value was written down to the estimated fair value. The fair value of the property was primarily determined by current market conditions and comparable property valuation. As a result of the write down and sale, the Company reported a total loss of approximately $4 million that was recorded in net realized capital gain (losses).

For certain derivative instruments accounted for in accordance with SSAP No. 86 - Derivatives ("SSAP No. 86"), on the date the derivative contract is entered into, the Company designates the derivative as hedging, replication, or held for other investment and/or risk management activities. The Company's derivative transactions are permitted uses of derivatives under the derivative use plans required by the Department and the New York State Department of Financial Services.

Derivatives used in hedging relationships are accounted for in a manner consistent with the hedged item. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as a derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities are reported at fair value in accordance with SSAP No. 86 and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as components of derivative net investment income.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
Adoption of Accounting Standards

Accounting Changes

For the year ended December 31, 2025, the Company changed its accounting policy for deferrals of gains resulting from in-force assumed and ceded reinsurance transactions. The Company’s prior policy presented such gains (and related amortization) as Aggregate Write-ins for Gains and Losses in Surplus and as Aggregate Write-ins for Other-than-Special Surplus. The Company’s updated policy is to present such gains (and related amortization) as Changes in Surplus due to Reinsurance and unamortized reinsurance gains will be reflected as Unassigned Funds. The Company determined this constitutes a change in accounting principle pursuant to SSAP No. 3, Accounting Changes and Corrections of Errors, given both presentations are acceptable under different NAIC guidance, the Company believes the new presentation is better aligned with the nature of such gains and Unassigned Funds as well as with the Annual Statement Instructions.

The Company notes retrospective application of the change does not impact total Assets, Liabilities or Net Income for years ended December 31, 2025 or December 31, 2024. Implementation of the change resulted in a decrease in Other-than-special surplus of $168.3 million reflected through Aggregate Write-ins for Gains and Losses in Surplus. The change also results in a corresponding increase in Unassigned Funds of $168.3 million reflected through Cumulative Effect of Change in Accounting Principles.

For the year ended December 31, 2025, the Company updated its method to identify distributions that represent a return of capital and those that represent net investment income under SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies. The Company’s updated method aligns with objective financial metrics as all distributions are now recognized in net investment income when declared, provided they do not exceed undistributed accumulated earnings. The Company’s prior method included additional limitations on the recognition of net investment income based on correspondence with the applicable General Partners. The Company concluded the change represents a change in accounting principle pursuant to SSAP No. 3, Accounting Changes and Corrections of Errors. The Company notes retrospective application of the change does not impact beginning surplus, nor does the change impact total assets, liabilities, or surplus for the years ended December 31, 2025 or December 31, 2024.

In 2023, the NAIC adopted revisions to several statutory statements to finalize guidance throughout applicable standards related to the updated definition of a bond. The changes incorporated a principles-based definition which categorizes bonds as either issuer credit obligations (under SSAP No. 26) or asset-backed securities (under SSAP No. 43). The Company adopted the revised standards effective January 1, 2025 and reclassified investments in accordance with the new principles-based definition. Approximately $168 million of investments previously reported were reclassified. Of these investments, approximately $119 million of book adjusted carrying value went from an amortized cost measurement to a fair value measurement, which resulted in an approximate a $10 million unrealized loss to surplus.

In 2025, the NAIC adopted revisions to SSAP No. 56 – Separate Accounts to clarify guidance for how to transfer any separate account assets carried at book value between the separate and general accounts. The Company elected early adoption of this guidance in 2025, however, it is not material to the Company.

In 2025, the NAIC adopted revisions to SSAP No. 41 – Surplus Notes to clarify that capital notes should be nonadmitted in the event in which the regulatory authority halts principal or interest payments. The Company adopted this guidance in 2025, however, it is not material to the Company.

In 2024, the NAIC modified SSAP No. 21 - Other Admitted Assets to prescribe a measurement framework for all residual interests regardless of legal form. The updates allow for a policy election of the Allowable Earned Yield Method or Practical Expedient Method (i.e., cost recovery method). The Company adopted the revised standards effective January 1, 2025 and elected the Practical Expedient Method. However, the updates are not material to the Company.

In 2024, the NAIC modified SSAP No. 94 – Low Income Housing Tax Credit Property Investments to clarify in-scope tax credit investments. The Company adopted this guidance in 2025, however, it is not material to the Company.

In 2024, the NAIC modified SSAP No. 15 – Debt and Holding Company Obligations to require additional disclosures related to unused commitments and lines of credit, disaggregated by short and long-term commitments. The Company adopted this guidance in 2024, however, it is not material to the Company.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
In 2024, the NAIC modified SSAP No. 86 – Derivatives to require additional disclosures identifying where cash flows associated with derivative transactions are presented in the Statement of Cash Flow. The Company adopted this guidance in 2024, however, it is not material to the Company.

In 2024, the NAIC modified SSAP No. 21 – Other Admitted Assets to prescribe a measurement framework for all residual interests regardless of legal form. The updates allow for a policy election of the Allowable Earned Yield Method or Practical Expedient Method (i.e., cost recovery method). The Company adopted the revised standards effective January 1, 2025 and elected the Practical Expedient Method. However, the updates are not material to the Company.

Recently Issued Accounting Standards

In 2025, the NAIC adopted revisions that modify the SSAP No. 37 – Mortgage Loans to clarify that mortgage loans held by an insurer through a qualifying Delaware Statutory Trust (“DST”) will be reported on Schedule B – Mortgage Loans. The Company will adopt the revised standards effective January 1, 2026; however, the Company does not expect the changes to have a material impact.

3. Investments

A. Components of Net Investment Income

	For the years ending December 31,
	2025	2024	2023
Interest income from bonds and short-term investments	$480,215,643	$521,170,433	$517,280,524
Interest income from affiliated bonds and short-term investments	27,604,728	18,775,452	—
Interest income from mortgage loans on real estate	45,516,848	50,128,505	57,556,177
Interest income from contract loans	94,583,888	98,832,123	90,242,765
Interest and dividends from other investments	64,420,097	49,902,724	21,411,422
Dividends from common and preferred stocks - unaffiliated	1,923,003	1,496,298	1,107,233
Dividends from common and preferred stocks - affiliated	8,546,001	275,000,000	94,800,000
Gross investment income	722,810,208	1,015,305,535	782,398,121
Less: Investment expenses	19,218,373	20,999,610	14,867,549
Less: Interest expense	3,753,296	7,548,297	—
Depreciation on real estate	—	—	141,892
Net investment income	$699,838,539	$986,757,628	$767,388,680

B. Components of Net Unrealized Capital Losses on Bonds and Short-Term Investments

	As of December 31,
	2025	2024	2023
Gross unrealized capital gains	$101,422,333	$84,096,426	$135,371,936
Gross unrealized capital losses	(1,007,715,727)	(1,341,221,864)	(1,391,932,955)
Net unrealized capital losses	(906,293,394)	(1,257,125,438)	(1,256,561,019)
Balance, beginning of year	(1,257,125,438)	(1,256,561,019)	(1,819,080,946)
Change in net unrealized capital losses on bonds
and short-term investments	$350,832,044	$(564,419)	$562,519,927

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
C. Components of Net Unrealized Capital Gains on Common and Preferred Stocks

	As of December 31,
	2025	2024	2023
Gross unrealized capital gains	$1,227,418	$626,865,738	$891,957,177
Gross unrealized capital losses	(3,535,762)	(567,336)	(23,677)
Net unrealized capital gains	(2,308,344)	626,298,402	891,933,500
Balance, beginning of year	626,298,402	891,933,500	937,410,594
Change in net unrealized capital gains on
common and preferred stocks	$(628,606,746)	$(265,635,098)	$(45,477,094)

D. Components of Net Realized Capital Losses

	For the years ending December 31,
	2025	2024	2023
Bonds and short-term investments	$(69,549,177)	$(138,055,266)	$(142,118,995)
Common stocks - unaffiliated	(500,000)	678,415	(16)
Common stocks - affiliated	711,450,153	4,807,959	—
Preferred stocks - unaffiliated	(200,836)	(1,106,459)	(8,445,735)
Mortgage loans on real estate	(5,311,855)	(9,919,244)	(15,644,478)
Real estate	—	—	(4,074,325)
Derivatives	(176,141,548)	(110,516,046)	(483,933,292)
Other invested assets	22,586,568	33,239,727	86,951,074
Other	15,248,955	—	—
Net realized capital losses	497,582,260	(220,870,914)	(567,265,767)
Tax benefit	65,066	(15,541,260)	(12,108,002)
Net realized capital losses, after tax	497,517,194	(205,329,654)	(555,157,765)
Less: Amounts transferred to IMR	(50,427,980)	(105,042,228)	(109,262,759)
Net realized capital losses, after tax	$547,945,174	$(100,287,426)	$(445,895,006)

The following table summarizes sales activity of unaffiliated bond, short-term investments and equity securities before tax and transfers to the IMR (without maturities, calls and impairments):

	For the years ending December 31,
	2025	2024	2023
Bonds and short-term investments
Sale proceeds	$5,125,686,323	$6,046,287,816	$11,544,979,942
Gross realized capital gains on sales	11,295,373	8,104,587	5,652,309
Gross realized capital losses on sales	(80,855,752)	(146,139,816)	(143,481,440)
Unaffiliated common and preferred stock
Sale proceeds	8,248,727	27,745,931	35,454,986
Gross realized capital gains on sales	—	678,415	2,850
Gross realized capital losses on sales	(700,836)	(1,106,459)	(8,448,603)

Additionally, for the years ended December 31, 2025, 2024 and 2023, there was $601,900, $4,223,668 and ($608,305) of investment (expense) / income generated on 15, 27 and 48 securities, respectively, as a result of prepayment penalties and acceleration fees on disposed securities with callable features or tenders.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
E. Investments - Derivative Instruments

Overview

The Company utilizes a variety of Over-the counter ("OTC") derivatives, including OTC-cleared transactions, and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company’s derivative transactions are used in strategies permitted under the derivative use plans required by the Department and the New York State Department of Financial Services.
Interest rate, equity, and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using agreed upon rates and exchanged principal amounts.

The Company clears interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
Strategies

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the table presented below. During the years 2025 and 2024, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. As of December 31, 2025 and 2024, the average fair values for derivatives held for other investment and/or risk management activities were $56,468,938 and $157,318,425 respectively. The Company did not have any unrealized gains or losses during the reporting period representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting.

(Amounts in thousands)	As of December 31, 2025			As of December 31, 2024
Derivative type by strategy	Notional Value	Fair Value	Carrying Value	Notional Value	Fair Value	Carrying Value
Cash flow hedges
Interest rate and index swaps	$125,000	$(10,540)	$—	$125,000	$(16,069)	$—
Foreign currency swaps	41,208	4,941	4,486	37,150	8,430	9,075
Replication transactions
Credit default swaps	50,000	1,133	1,138	—	—	—
Interest rate swaps	440,000	(124,381)	60	440,000	(127,971)	60
Other investment and/or Risk Management activities
Interest rate and index swaps, swaptions	447,000	(104,384)	(104,384)	447,000	(80,539)	(80,539)
Macro hedge program	10,918,857	111,104	111,104	10,351,579	74,120	74,120
Total	$12,022,065	$(122,127)	$12,404	$11,400,729	$(142,029)	$2,716

Cash Flow Hedges

Interest rate swaps and index swaps: Interest rate swaps and index swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments and liabilities to fixed rates or other floating rates. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period.

Foreign currency swaps: Foreign currency swaps are used to convert foreign currency denominated cash flows associated with certain foreign denominated fixed maturity investments and liabilities to U.S. dollars. The foreign fixed maturities and liabilities are hedged to minimize cash flow fluctuations due to changes in currency rates.

Replication Transactions

Interest rate swaps: The Company periodically enters into interest rate swaps as part of replication transactions to reproduce the investment characteristics of permissible investments.

Credit default swaps: The Company periodically enters into credit default swaps that assume credit risk as part of replication transactions. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company's investment policies.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
Other Investment and/or Risk Management Activities

The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities.

(Amounts in thousands)	Realized Gains (Losses)
By strategy	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Credit default swaps	$3,800	$2,968	$4,286
Interest rate swaps and swaptions	—	—	(4,673)
Foreign currency swaps	—	1,285	(385)
Macro hedge program	(154,502)	(114,769)	(483,208)
Total	$(150,702)	$(110,516)	$(483,980)

Credit default swaps: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap.

Interest rate swaps and swaptions: The Company enters into interest rate swaps and swaptions to manage duration between assets and liabilities. In addition, the Company may enter into interest rate swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.

Foreign currency swaps: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments and liabilities. In addition, the Company may enter into foreign currency swaps to terminate existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap.

Macro hedge program: The Company utilizes equity options, swaps, futures, and foreign currency options to hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. Included are equity options with financing premiums for which the premium is paid at the end of the derivative contract.

Credit Risk Assumed through Credit Derivatives

The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that would be permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and CMBS issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value, and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2025:

December 31, 2025
(Amounts in thousands)					Underlying Referenced Credit Obligation(s)
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Carrying Value	Weighted Average Years to Maturity	Type	Average Credit Rating [1]	Offsetting Notional Amount [3]	Offsetting Fair Value [3]	Offsetting Carrying Value [3]
Basket credit default swaps [4]
Investment grade risk exposure	$50,000	$1,133	$1,138	5 years	Corporate Credit	BBB+	$—	$—	$—
Total	$50,000	$1,133	$1,138				$—	$—	$—

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

[1]    The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody’s, S&P, Fitch, and Morningstar. If no rating is available from a rating agency, then an internally developed rating is used.
[2]    Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements, clearing house rules, and applicable law which include collateral posting requirements. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.
[3]    The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid, related to the original swap.
[4]    Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

As of December 31, 2024, the Company did not enter into any credit default swap contracts.

Credit Risk

The Company’s derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared transactions reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company may have exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also generally requires that derivative contracts, other than exchange traded contracts, OTC-cleared swaps, certain forward contracts, and certain embedded and reinsurance derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

For the years ended December 31, 2025 and 2024 the Company had no losses on derivative instruments due to counterparty nonperformance.

Hedge Accounting

Effective January 1, 2022, the Company designated the hedging relationship described below under SSAP No. 108. The hedged item consists of a portion of the Company's variable annuity block of business, including related minimum benefit guarantees, that is sensitive to interest rate movement. The hedged portion of the block is reviewed on a monthly basis and the hedge effectiveness is measured quarterly based on the ratio of the percentage change in asset interest rate risk (rho) compared to the percentage change in the liability interest rate risk (rho). The related hedging instrument is a portfolio of interest rate derivatives which follows a semi-static hedging strategy. Changes in interest rates impact the present value of the future product cash flows.

The Company will recognize a deferred asset within Other assets or a deferred liability within Other liabilities on the Statements of Admitted Assets, Liabilities and Capital and Surplus, for fluctuations in fair value that do not offset the changes in the liability. The deferred asset or liability will then be amortized over the timeframe required under SSAP No. 108, which is the Macaulay duration of guarantee benefit cash flows, or approximately 8 years.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
The hedging strategy is compliant with VM-21 and meets all the criteria to be defined as a clearly defined hedging strategy as required by SSAP No. 108. The Company periodically revises its hedging position to reflect reinsurance transactions entered into. Hedge effectiveness is measured in accordance with SSAP No. 108 on a quarterly basis, both prospectively and retrospectively, and remains highly effective as of December 31, 2025.

Recognition of Gains (Losses) and Deferred Assets and Liabilities

2025
Net deferred balance - beginning of year	$(151,421,777)
Current Year Amortization	(21,850,379)
Current Year Deferred Recognition	48,355,419
Ending Deferred Balance [1-(2+3)]	$(177,926,817)

The net deferred balances will amortize over the next 8 years, as shown below;

Scheduled Amortization
Amortization Year	Deferred assets	Deferred liabilities
2026	(58,293,952)	30,056,201
2027	(58,293,952)	30,056,201
2028	(58,293,952)	30,056,201
2029	(58,293,952)	30,056,201
2030	(53,968,357)	30,056,201
2031	(42,203,544)	23,048,284
2032	(23,567,153)	8,046,128
2033	(6,981,529)	594,157
2034	—	—
Total	$(359,896,391)	$181,969,574
Total Deferred Balance		$(177,926,817)

F. Concentration of Credit Risk

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. ~~As of~~ December 31, 2025 and 2024The following table discloses the Company’s investment exposure as of December 31, 2025 to any credit concentration risk of a single issuer greater than 10% of the Company’s capital and surplus, other than the U.S. government and certain U.S. government agencies and wholly-owned subsidiaries:

Issuer	Market Value
PIMCO Private Income Fund Onshore Feeder LLC	$180,000,000
PIMCO Commercial Real Estate Debt Fund II Rated Note Vehicle I LP	$146,322,810
AG ABC Structure Note LP (Equity)	$143,258,514

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
G. Bonds, Cash Equivalents, Short-Term Investments, Common Stocks and Preferred Stocks

		Gross	Gross	Estimated
Bonds, Cash Equivalents and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2025	Value	Gains	Losses	Value
U.S. government and government agencies and
authorities:
-Guaranteed and sponsored - excluding asset-backed	$1,211,277,728	$2,797,682	$(237,831,544)	$976,243,866
-Guaranteed and sponsored - asset-backed	39,747,857	1,486,749	(4,845,644)	36,388,962
All other corporate - excluding asset-backed	7,183,771,858	113,127,435	(757,539,551)	6,539,359,742
All other corporate - asset-backed	2,229,352,904	16,324,730	(39,823,918)	2,205,853,716
Cash equivalents and short-term investments	827,142,569	56,238	—	827,198,807
Cash equivalents and short-term investments affiliated	$600,000,000	$—	$—	$600,000,000
Total bonds, cash equivalents and short-term investments	$12,091,292,916	$133,792,834	$(1,040,040,657)	$11,185,045,093

		Gross	Gross	Estimated
Common Stocks		Unrealized	Unrealized	Fair
As of December 31, 2025	Cost	Gains	Losses	Value
Common stocks - unaffiliated	$8,270,985	$813,768	$(3,000,000)	$6,084,753
Common stocks - affiliated				—
Total common stocks	$8,270,985	$813,768	$(3,000,000)	$6,084,753

		Gross	Gross	Estimated
Preferred Stocks		Unrealized	Unrealized	Fair
As of December 31, 2025	Value	Gains	Losses	Value
Preferred stocks - unaffiliated	$17,853,136	$479,705	$(160,881)	$18,171,960
Total preferred stocks	$17,853,136	$479,705	$(160,881)	$18,171,960

		Gross	Gross	Estimated
Bonds, Cash Equivalents and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2024	Value	Gains	Losses	Value
U.S. government and government agencies and
authorities:
-Guaranteed and sponsored - excluding asset-backed	$807,740,217		$(233,086,862)	$574,653,355
-Guaranteed and sponsored - asset-backed	48,405,296	685,079	(8,290,982)	40,799,393
States, municipalities and political subdivisions	490,670,941	1,306,666	(80,894,597)	411,083,010
International governments	290,803,138	717,944	(32,604,783)	258,916,299
All other corporate - excluding asset-backed	7,057,350,573	87,435,784	(912,222,338)	6,232,564,019
All other corporate - asset-backed	1,970,849,171	12,445,242	(89,005,392)	1,894,289,021
Hybrid securities	122,262,717	718,158	(4,473,017)	118,507,858
Cash equivalents and short-term investments	570,389,479	146,015	—	570,535,494
Cash equivalents and short-term investments affiliated	400,000,000	—	—	400,000,000
Total bonds, cash equivalents and short-term investments	$11,758,471,532	$103,454,888	$(1,360,577,971)	$10,501,348,449

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

		Gross	Gross	Estimated
Common Stocks		Unrealized	Unrealized	Fair
As of December 31, 2024	Cost	Gains	Losses	Value
Common stocks - unaffiliated	$8,771,425	$813,766		$9,585,191
Common stocks - affiliated	1,000,001	625,632,213	—	626,632,214
Total common stocks	$9,771,426	$626,445,979	$—	$636,217,405

		Gross	Gross	Estimated
Preferred Stocks	Statement	Unrealized	Unrealized	Fair
As of December 31, 2024	Value	Gains	Losses	Value
Preferred stocks - unaffiliated	$21,626,294	$459,857	$(607,437)	$21,478,714
Total preferred stocks	$21,626,294	$459,857	$(607,437)	$21,478,714

The statement value and estimated fair value of bonds and short-term investments at December 31, 2025 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities ("ABS"), including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company’s estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

		Estimated
	Statement	Fair
Maturity	Value	Value
Due in one year or less	$1,669,023,869	$1,665,334,544
Due after one year through five years	2,232,622,669	2,165,812,169
Due after five years through ten years	2,573,951,676	2,505,933,945
Due after ten years	5,092,469,847	4,324,728,011
Total	$11,568,068,061	$10,661,808,669

At December 31, 2025 and 2024, securities with a statement value of $4,458,580 and $4,451,248 were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

H. Mortgage Loans on Real Estate

Lending Rates	2025	2024
Maximum	7.87%	—%
Minimum	7.02%	—%

The Company did not issue any new commercial mortgage loans in 2025. During 2025 and 2024, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2025 and 2024, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 83.45% and 83.45%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loans on real estate total. As of December 31, 2025 and 2024, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2025 and 2024, there were impaired loans with related allowances for credit losses of $6,140,000 and $0 respectively; with interest income recognized during the period the loans were impaired of $0 and $0, respectively.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
I. Restructured Debt in which the Company is a Creditor

The Company had no restructured commercial mortgage loans during the year ended December 31, 2025. The Company had one restructured commercial mortgage loans during the year ended December 31, 2024. The loan had a book/adjusted carry value of $5 million and generated a realized capital loss of $656,472. The loans had extensions on the maturity date and no loss was incurred. The Company had two restructured commercial mortgage loans during the year ended December 31, 2023. The loans had extensions on the maturity date and no loss was incurred.

J. Joint Ventures, Partnerships and Limited Liability Companies

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of admitted assets. The Company recognized OTTI of $9,978,973 and $401,144 for the years ended December 31, 2025 and 2024, respectively, on certain limited partnerships. The partnerships were impaired because their cost basis sustained a decline in value that the Company determined to be other-than-temporary. The OTTI were determined as the difference between the fair value from the partnership financial statements and the carrying value of the investments based on the equity method of accounting.

K. Repurchase Agreements and Other Collateral Transactions

From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage-backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions generally have a contractual maturity of 90 days or less. Therefore, the carrying amounts of these instruments approximate fair value.

Under repurchase agreements, the Company transfers collateral of U.S. government, government agency and corporate securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The bilateral agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or bonds and is reported on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect of their obligations in the event of default. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in bonds, with the obligation to repurchase those securities recorded in Payable for repurchase agreements in the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2025, the fair value and amortized cost of the securities transferred were $190,190,711 and $202,976,149 respectively, with maturities greater than 3 years. The corresponding liability to repurchase was $181,755,548 with a contractual maturity less than 1 year as of December 31, 2025. The securities acquired from the use of the collateral in connection with the repurchase agreement transactions were short- term investments with amortized cost approximating fair value of $181,755,548 with a maturity date less than 360 days as of December 31, 2025. As of December 31, 2024, the fair value and amortized cost of the securities transferred were $191,040,364 and $208,842,418 respectively, with maturities greater than 3 years. The corresponding liability to repurchase was $182,083,180 with a contractual maturity less than 1 year as of December 31, 2024. The securities acquired from the use of the collateral in connection with the repurchase agreement transactions were short- term investments with amortized cost approximating fair value of $182,083,180 with a maturity date less than 360 days as of December 31, 2024.

Reinvested proceeds from repurchase agreements transactions consist of US government and government agency securities and short-term investments. These can be sold and used to meet collateral calls in a stress scenario. In addition, the liquidity resources of most of its general account investment portfolio are available to meet any potential cash demand when securities are returned to the Company. The potential impacts of repurchase agreements on the Company’s liquidity and capital position are stress tested monthly, under Talcott's Liquidity Risk Policy.

The Company also may enter into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The agreements require additional collateral to be transferred to the Company when necessary and the Company has the right to sell or re-pledge the securities received. The agreements have a contractual maturity of one year or less, and are accounted for as collateralized financing. The receivable for repurchase

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
agreements, included within the Company's short-term investments, as of December 31, 2025, 2024, and 2023 was $0, with a fair value of $0 and $0, respectively.

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2025 and 2024, securities pledged of $261,228,338 and $144,760,465 respectively, were included in Bonds and Cash and short-term investments, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a statement value of $297,847,866 and $291,386,675, respectively, as of December 31, 2025 and 2024.

As of December 31, 2025 and 2024, the Company accepted cash collateral associated with derivative instruments with a statement value of $13,159,551 and $54,655,000 respectively, which was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in Bonds and Cash and short-term investments with a corresponding amount recorded in Collateral on derivatives. The Company accepted securities collateral of $0 and $0 as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, the statement value of repledged securities totaled $0 and the Company did not sell any securities. In addition, as of December 31, 2025 and 2024, noncash collateral accepted was held in separate custodial accounts and was not included in the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus.

L. Security Unrealized Loss Aging

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company’s OTTI policy, see Note 2. Due to the issuers’ continued satisfaction of the securities’ obligations in accordance with the contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2025 and 2024.

The following tables present amortized cost or statement value, fair value and unrealized losses for the Company’s bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2025 and 2024:

As of December 31, 2025	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. government and government agencies & authorities:
Guaranteed & sponsored - excluding asset-backed	$294,523	$288,872	$(5,651)	$657,880	$425,699	$(232,181)	$952,403	$714,571	$(237,832)
Guaranteed & sponsored - asset-backed	338	334	(4)	36,782	31,940	(4,842)	37,120	32,274	(4,846)
States, municipalities & political subdivisions	10,490	10,371	(119)	352,421	296,263	(56,158)	362,911	306,634	(56,277)
International governments	51,046	50,138	(908)	99,588	78,672	(20,916)	150,634	128,810	(21,824)
All other corporate - excluding asset-backed	557,532	536,713	(20,819)	4,632,487	3,973,868	(658,619)	5,190,019	4,510,581	(679,438)
All other corporate - asset-backed	367,582	359,907	(7,675)	336,708	304,558	(32,150)	704,290	664,465	(39,825)
Total fixed maturities	1,281,511	1,246,335	(35,176)	6,115,866	5,111,000	(1,004,866)	7,397,377	6,357,335	(1,040,042)
Preferred stocks -unaffiliated	1,026	1,026	—	7,282	7,282	—	8,308	8,308	—
Total stocks	1,026	1,026	—	7,282	7,282	—	8,308	8,308	—
Total securities	$1,282,537	$1,247,361	$(35,176)	$6,123,148	$5,118,282	$(1,004,866)	$7,405,685	$6,365,643	$(1,040,042)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

As of December 31, 2024	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. government and government agencies & authorities:
Guaranteed & sponsored - excluding asset-backed	$178,702	$175,217	$(3,485)	$629,038	$399,436	$(229,602)	$807,740	$574,653	$(233,087)
Guaranteed & sponsored - asset-backed	5,791	4,601	(1,190)	41,167	34,066	(7,101)	46,958	38,667	(8,291)
States, municipalities & political subdivisions	34,281	31,709	(2,572)	420,473	342,151	(78,322)	454,754	373,860	(80,894)
International governments	162,342	155,501	(6,841)	95,203	69,439	(25,764)	257,545	224,940	(32,605)
All other corporate - excluding asset-backed	894,540	845,785	(48,755)	5,243,042	4,379,596	(863,446)	6,137,582	5,225,381	(912,201)
All other corporate - asset-backed	206,502	203,074	(3,428)	751,813	666,215	(85,598)	958,315	869,289	(89,026)
Hybrid securities	11,701	11,423	(278)	86,220	82,025	(4,195)	97,921	93,448	(4,473)
Total fixed maturities	1,493,859	1,427,310	(66,549)	7,266,956	5,972,928	(1,294,028)	8,760,815	7,400,238	(1,360,577)
Preferred stocks -unaffiliated	693	675	(18)	14,676	14,087	(589)	15,369	14,762	(607)
Total stocks	693	675	(18)	14,676	14,087	(589)	15,369	14,762	(607)
Total securities	$1,494,552	$1,427,985	$(66,567)	$7,281,632	$5,987,015	$(1,294,617)	$8,776,184	$7,415,000	$(1,361,184)

The Company holds no affiliated common stocks as of December 31, 2025. For affiliated common stocks, as of December 31, 2024, the Company directly held 100% of the common stocks of two life insurance subsidiaries, TLA and TIL, reported on the Statements of Admitted Assets, Liabilities and Capital and Surplus at the subsidiaries’ underlying statutory capital and surplus. The following discussion refers to the data presented in the table above, excluding affiliated common stocks.

As of December 31, 2025, fixed maturities, comprised of 2,086 securities, accounted for approximately 100% of the Company’s total unrealized loss amount. The securities were primarily in U.S. government securities, corporate securities in the utility, industrial & financial services sector, and mortgage backed securities, which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2025, 58% of these securities were depressed less than 20% of amortized cost. The fixed maturities' unrealized losses did not significantly change during 2025.

Most of the securities depressed for twelve months or more relate to U.S. government securities, mortgage backed securities, and corporate securities in the utility, industrial & financial services sector, which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2025, the Company does not have an intention to sell any securities in an unrealized loss position, and for loan-backed and structured securities, has the intent and ability to hold these securities until values recover.

M. Asset Backed Securities OTTI

For the year ended December 31, 2025, the Company did not recognize losses for OTTI on loan-backed and structured securities due to the intent to sell impaired securities or due to the inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
N. 5GI Securities

	Number of 5* Securities		Aggregate Bonds at Carrying Value		Aggregate Fair Value
Investment	2025	2024	2025	2024	2025	2024
(1) Bonds - AC	—	—	$—	$—	$—	$—
(3) Preferred Stock - AC	1	1	$3,000,000	$3,000,000	$3,000,000	$3,000,000
(4) Preferred Stock - FV	—	—		—		—
(5) Total (1+2+3+4)	1	1	$3,000,000	$3,000,000	$3,000,000	$3,000,000

A 5GI is assigned by the NAIC Securities Valuation Office (“SVO”) to certain obligations when an insurer certifies that the documentation necessary to permit a full credit analysis of a security does not exist, that the issuer or obligor is current on all contracted interest and principal pay downs and that the insurer has the expectation of ultimate payment of all contracted payments.

For the exceptions listed, either the required audited financials were received too late for valuation timing or the company is no longer producing them.  All of the required documentation was filed with the SVO and the 5* was assigned by the SVO.

4. Fair Value Measurements

Fair value is determined based on the "exit price" notion which is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Financial instruments carried at fair value in the Company’s financial statements include certain bonds, stocks, derivatives, and Separate Account assets.

The Company utilizes the services of Hartford Investment Management Company (“HIMCO”), a third-party investment manager, and Sixth Street Insurance Solutions, L.P., an affiliated investment manager, that are registered investment advisers under the Investment Advisers Act of 1940. The Company's Investment Valuation Committee ("IVC"), a working group chaired by the Chief Financial Officer ("CFO") of the Talcott Financial Group Investments, LLC subsidiaries, oversees the investment activities of these investment managers and directs other investments to maximize economic value and generate the returns necessary to support the Company’s various product obligations, within internally established objectives, guidelines and risk tolerances. The portfolio objectives and guidelines are developed, by the Company, based upon the asset/liability profile, including duration, convexity and other characteristics within specified risk tolerances. The risk tolerances considered include, but are not limited to, asset sector, credit issuer allocation limits, and maximum portfolio limits for below investment grade holdings. The Company attempts to minimize adverse impacts to the investment portfolio and the Company’s results of operations from changes in economic conditions through asset diversification, asset allocation limits, and asset/liability duration matching and the use of derivatives. The following section applies the fair value hierarchy and disclosure requirements for the Company's Separate Account assets, and categorizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, or 3):

Level 1    Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

Level 2    Observable inputs, other than quoted prices included in Level 1, for the asset or liability, or prices for similar assets and liabilities.

Level 3     Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of amounts that could be realized in a current market exchange absent actual market exchanges.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company's investment manager will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g. changes in risk assumptions) inputs are used in determination of fair values that the Company's investment manager has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such because these securities are primarily within illiquid markets and/or priced by independent brokers.

The following tables present assets and (liabilities) carried at fair value by hierarchy level as of December 31, 2025 and 2024:

As of December 31, 2025
(Amounts in thousands)		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Asset Value (NAV)	Total
a.	Assets accounted for at fair value
	Preferred stocks - unaffiliated	$—	$2,968	$11,877	$—	$14,845
	Common stocks - unaffiliated	—	—	6,085	—	6,085
	Cash equivalents	523,225	—	—	—	523,225
	Total bonds and stocks	523,225	2,968	17,962	—	544,155
	Derivative assets
	Macro hedge program	2,500	266,178	—	—	268,678
	Total derivative assets	2,500	266,178	—	—	268,678
	Separate Account assets [1]	29,428,518	39,464,010	40,077	—	68,932,605
	Total assets accounted for at fair value	$29,954,243	$39,733,156	$58,039	$—	$69,745,438
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Interest rate derivatives	$—	$53,830	$50,553	$—	$104,383
	Macro hedge program	6,383	151,191	—	—	157,574
	Total liabilities accounted for at fair value	$6,383	$205,021	$50,553	$—	$261,957
[1] Excludes approximately $1.2 billion of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).

As of December 31, 2024
	(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Asset Value (NAV)	Total
a.	Assets accounted for at fair value:
	Preferred stocks - unaffiliated	$—	$10,683	$10,796	$—	$21,479
	Common stocks - unaffiliated	—	—	9,585	—	9,585
	Cash equivalents	491,413	—	—	—	491,413
	Total bonds and stocks	491,413	10,683	20,381	—	522,477
	Derivative assets
	Interest rate derivatives	—	—	—	—	—
	Macro hedge program	4,771	—	143,466	—	148,237
	Total derivative assets	4,771	—	143,466	—	148,237
	Separate Account assets [1]	29,211,193	35,496,138	54,887	—	64,762,218
	Total assets accounted for at fair value	$29,707,377	$35,506,821	$218,734	$—	$65,432,932
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Interest rate derivatives	—	(51,721)	(28,819)	—	(80,540)
	Macro hedge program	—	(55,059)	(14,287)	—	(69,346)
	Total liabilities accounted for at fair value	$—	$(106,780)	$(43,106)	$—	$(149,886)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
[1] Excludes approximately $1.8 billion of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).

Valuation Techniques, Procedures and Controls

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair value. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the preceding tables.

The fair value process is monitored by the respective Valuation Committees of the Company's investment managers, which are comprised of senior management that meets at least quarterly. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments as well as addressing valuation issues and approving changes to valuation methodologies and pricing sources.

In addition, the IVC is responsible for the approval and monitoring of the valuation policy of the Company as well as the adjudication of any valuation disputes thereunder. The valuation policy addresses valuation of all financial instruments held in the general account and guaranteed separate accounts of the Company, including all derivative positions. The IVC meets regularly, and its members include a cross-functional group of senior management as well as various investment, accounting, finance, and risk management professionals.

The Company also has an enterprise-wide Operational Risk Management function with Enterprise Risk Management (“ERM”) which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company’s operational risk management program. The Enterprise Model Oversight Working Group ensures compliance with the ERM framework by providing an independent review of the suitability, characteristics and reliability of model inputs as well as an analysis of significant changes to current models.

Bonds, Asset Backed Securities and Stocks

The fair values of bonds, asset backed securities and stocks in an active and orderly market (e.g., not distressed or forced liquidation) are determined by the Company's investment managers using a "waterfall" approach utilizing the following pricing sources: quoted prices for identical assets or liabilities, prices from third-party pricing services, independent broker quotations, or internal matrix pricing processes. Typical inputs used by these pricing sources include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Most bonds do not trade daily. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services utilize matrix pricing to derive security prices. Matrix pricing relies on securities' relationships to other benchmark quoted securities, which trade more frequently. Pricing services utilize recently reported trades of identical or similar securities making adjustments through the reporting date based on the preceding outlined available market observable information. If there are no recently reported trades, the third-party pricing services may develop a security price using expected future cash flows based upon collateral performance and discounted at an estimated market rate. Both matrix pricing and discounted cash flow techniques develop prices by factoring in the time value for cash flows and risk, including liquidity and credit.

Prices from third-party pricing services may be unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

The Company's investment managers utilize an internally developed matrix pricing process for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. The process is similar to the third-party pricing services. The Company's investment managers develop credit spreads each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The credit spreads determined through this survey approach are based upon the issuer’s financial strength and term to maturity, utilizing independent public security index and trade information and adjusting for the non-public nature of the securities. Credit spreads combined with risk-free rates are applied to contractual cash flows to develop a price.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

The Company's investment managers perform ongoing analyses of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. In addition, the Company's investment managers ensure that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models utilizing spreads, and when available, market indices. As a result of these analyses, if the Company's investment managers determine that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the IVC of the Company's investment managers.

The Company's investment managers conduct other specific monitoring controls around pricing. Daily, weekly and monthly analyses identify price changes over pre-determined thresholds for bonds and equity securities. Monthly analyses identify prices that have not changed, and missing prices. Also on a monthly basis, a second source validation is performed on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company's investment managers feel a market participant would use. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services’ methodologies, review of pricing statistics and trends and back testing recent trades.

The Company's investment managers have analyzed the third-party pricing services’ valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are observable. Due to the lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

Derivative Instruments

Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded derivatives and OTC-cleared derivatives, or independent broker quotations.

The Company performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a cross-functional group of investment, actuarial, risk and information technology professionals that analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. As to certain derivatives that are held by the Company as well as its investment manager's other clients, the Company's investment manager performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. On a daily basis, the Company’s derivatives collateral agent compares market valuations to counterparty valuations for all OTC derivatives held by the Company for collateral purposes.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

Valuation Inputs for Investments

For Level 1 investments, which are comprised of exchange traded securities and open-ended mutual funds, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For the Company’s Level 2 and 3 bonds and stocks, typical inputs used by pricing techniques include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

Descriptions of additional inputs used in the Company’s Level 2 and Level 3 measurements are included in the following discussion:

Level 2    The fair values of most of the Company’s Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include mostly bonds and preferred stocks.

Asset-backed securities, collateralized loan obligations, commercial and residential mortgage-backed securities - Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, and credit default swap indices. Commercial and residential mortgage-backed securities prices also include estimates of the rate of future principal prepayments over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral.

All other corporate bonds, including surplus debentures - Primary inputs also include observations of credit default swap curves related to the issuer, and political events in emerging market economies where applicable.

State, municipalities and political subdivisions - Primary inputs also include Municipal Securities Rulemaking Board reported trades notices, and issuer financial statements.

Credit derivatives - Primary inputs include the swap yield curve and credit default swap curves.

Foreign exchange derivatives - Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

Interest rate derivatives - Primary input is the swap yield curve.

Level 3    Most of the Company’s securities classified as Level 3 include less liquid securities such as lower quality asset-backed securities, collateralized loan obligations, commercial and residential mortgage-backed securities primarily backed by sub-prime loans. Also included in Level 3 are securities valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third-party pricing services, including certain municipal securities, foreign government/government agency securities, and bank loans, which are issuer credit obligations. Primary inputs for these long-dated securities are consistent with the typical inputs used in the preceding described Level 1 and Level 2 measurements, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Primary inputs for privately traded equity securities are internal discounted cash flow models utilizing earnings multiples or other cash flow assumptions that are not observable. Significant inputs for Level 3 derivative contracts primarily include the typical inputs used in the preceding Level 1 and Level 2 measurements, but also may include equity and interest volatility, and swap yield curves beyond observable limits.

Separate Account Assets

Guaranteed Separate Account investments for bonds, stocks, mortgage loans and limited partnerships are valued in the same manner, and using the same pricing sources and inputs, as the invested assets held in the General Account of the Company. Non-guaranteed Separate Account assets are primarily invested in mutual funds but also have investments in bonds, stocks, mortgage loans, limited partnerships and other alternative investments. Non-guaranteed Separate Account investments in mutual funds are valued by the underlying mutual funds in accordance to their valuation policies and procedures. Non-guaranteed Separate Account investments in bonds, stocks mortgage loans, limited partnerships and other alternative investments are generally valued by a third party accounting agent in the same manner using the same independent pricing service as the invested assets held in the General Account of the Company.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
Significant Unobservable Inputs for Level 3 Assets Measured at Fair Values

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value.

	December 31, 2025
Assets accounted for at fair value on a recurring basis [1]	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum [6]	Maximum [6]	Weighted Average [2] [6]	Impact of Increase in Input on Fair Value [3]
CMBS [4]	206	Discounted cash flows	Spread	85 bps	85 bps	85 bps	Decrease
Corporate [5]	624,741	Discounted cash flows	Spread	49 bps	775 bps	188 bps	Decrease
ABS	98,887	Discounted cash flows	Spread	72 bps	675 bps	449 bps	Decrease

[1]     Includes both General Account and Separate Account investments held.
[2]     The weighted average is determined based on the fair value of the securities.
[3]     Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.
[4] Excludes securities for which the Company bases fair value on broker quotations.
[5]     Excludes securities for which the Company bases fair value on broker quotations; however, included are broker priced lower-rated private placement securities for which the Company receives spread and yield information to corroborate the fair value.
[6]    Basis points (bps).

(Amounts in thousands)	December 31, 2024
Assets accounted for at fair value on a recurring basis [1]	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum [7]	Maximum [7]	Weighted Average [2] [7]	Impact of Increase in Input on Fair Value [3]
Corporate [5]	770,846	Discounted cash flows	Spread	(3) bps	502 bps	186 bps	Decrease
Short term investments	62,144	Discounted cash flows	Spread	619 bps	1067 bps	694 bps	Decrease

[1]     Includes both General Account and Separate Account investments held.
[2]     The weighted average is determined based on the fair value of the securities.
[3]     Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.
[4] Excludes securities for which the Company bases fair value on broker quotations.
[5]     Excludes securities for which the Company bases fair value on broker quotations; however, included are broker priced lower-rated private placement securities for which the Company receives spread and yield information to corroborate the fair value.
[6]     Decrease for above market rate coupons and increase for below market rate coupons.
[7]    Basis points (bps).

(Amounts in thousands)	December 31, 2024
Free Standing Derivatives	Fair Value [1]	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [2]
Interest rate swaptions	67,517	Option model	Interest rate volatility	13.7%	54.6%	Increase
Equity options [3]	(20,377)	Option model	Equity volatility	0.8%	0.9%	Increase

[1]     Includes General Account amounts only, as Separate Account derivative amounts are not significant.
[2]     The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[3] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

The tables above exclude the portion of asset-backed securities, collateralized loan obligations, index options and certain corporate securities for which fair values are predominately based on independent broker quotes. While the Company does not

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
have access to the significant unobservable inputs that independent brokers may use in their pricing process, the Company believes brokers likely use inputs similar to those used by the Company and third-party pricing services to price similar instruments. As such, in their pricing models, brokers likely use estimated loss severity rates, prepayment rates, constant default rates and credit spreads. Therefore, similar to non-broker priced securities and derivatives, increases in these inputs would generally cause fair values to decrease. For the years ended December 31, 2025 and 2024, no significant adjustments were made by the Company to broker prices received.

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The tables below provide a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2025 and 2024:

				Total Realized/
				Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	As of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	Jan. 1, 2025	Level 3 [2]	Level 3 [2]	Income (1)	Surplus	Increases	Decreases	Settlements	Dec. 31, 2025
Assets
Preferred stocks - unaffiliated	$10,796	$—	$—	$—	$(6)	$1,287	$(200)	$—	$11,877
Common stocks - unaffiliated	9,585	—	—	—	(3,500)	—	—	—	6,085
Total bonds and stocks	20,381	—	—	—	(3,506)	1,287	(200)	—	17,962
Derivatives
Macro hedge program	129,180	—	(129,180)	—	—	—	—	—	—
Total derivatives [3]	129,180	—	(129,180)	—	—	—	—	—	—
Separate Accounts	54,887	7,689	(12,060)	(336)	837	13,259	(10,419)	(13,781)	40,076
Total assets	$204,448	$7,689	$(141,240)	$(336)	$(2,669)	$14,546	$(10,619)	$(13,781)	$58,038
Liabilities
Derivatives
Interest rate derivatives	$(28,818)	$—	$—	$—	$(21,735)	$—	$—	$—	$(50,553)
Total derivatives [3]	(28,818)	—	—	—	(21,735)	—	—	—	(50,553)
Total liabilities	$(28,818)	$—	$—	$—	$(21,735)	$—	$—	$—	$(50,553)

[1] All amounts in this column except Separate Account assets are reported in net realized capital gains (losses). All amounts are before income taxes.
[2] Transfers in and/or out of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost or market requirement.
[3] Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

				Total Realized/
				Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	As of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	Jan. 1, 2024	Level 3 [2]	Level 3 [2]	Income (1)	Surplus	Increases	Decreases	Settlements	Dec. 31, 2024
Assets
Preferred stocks - unaffiliated	$10,097	$—	$—	$—	$6	$693	$—	$—	$10,796
Common stocks - unaffiliated	9,694	—	—	678	41	—	(828)	—	9,585
Total bonds and stocks	19,791	—	—	678	47	693	(828)	—	20,381
Derivatives
Macro hedge program	194,159	—	—	—	(131,480)	66,341		160	129,180
Total derivatives [3]	194,159	—	—	—	(131,480)	66,341	—	160	129,180
Separate Accounts	114,340	422	(8,524)	(570)	404	23,961	(67,904)	(7,243)	54,887
Total assets	$328,290	$422	$(8,524)	$108	$(131,029)	$90,995	$(68,732)	$(7,083)	$204,448
Liabilities
Derivatives
Interest rate derivatives	$(11,127)	$—	$—	$—	$(17,691)	$—	$—	$—	$(28,818)
Total derivatives [3]	(11,127)	—	—	—	(17,691)	—	—	—	(28,818)
Total liabilities	$(11,127)	$—	$—	$—	$(17,691)	$—	$—	$—	$(28,818)

[1] All amounts in this column except Separate Account assets are reported in net realized capital gains (losses). All amounts are before income taxes.
[2] Transfers in and/or out of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost or market requirement.
[3] Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The tables below reflect the fair values and admitted values of all assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and partnerships).

(Amounts in thousands)	December 31, 2025
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Assets
Issuer credit obligations	$7,108,138	$7,983,972	$—	$6,414,684	$693,454	$—	$—
Asset backed securities - unaffiliated	2,547,697	2,578,990	—	2,014,395	533,302	—	—
Asset backed securities - affiliated	102,012	101,189	—	51,702	50,310	—	—
Preferred stocks - unaffiliated	17,853	17,853	—	5,976	11,877	—	—
Common stocks - unaffiliated	6,085	6,085	—	—	6,085	—	—
Mortgage loans	893,146	940,275	—	—	893,146	—	—
Cash, cash equivalents and short-term investments - unaffiliated	967,100	967,043	663,126	303,214	760	—	—
Cash, cash equivalents and short-term investments - affiliated	600,000	600,000	—	—	600,000	—	—
Derivative related assets	275,417	275,251	2,500	272,917	—	—	—
Contract loans	1,516,022	1,516,022	—	—	1,516,022	—	—
Surplus debentures	55,921	56,555	—	55,921	—	—	—
Capital Notes	13,461	12,494	—	13,461	—	—	—
Debt securities without credit enhancement	79,001	79,001	—	79,001	—	—	—
Residual tranches fixed income	139,788	112,924	—	19,244	120,544	—	—
Separate Account assets [1]	68,932,605	68,932,605	29,428,518	39,464,010	40,077	—	—
Total assets	$83,254,246	$84,180,259	$30,094,144	$48,694,525	$4,465,577	$—	$—
Liabilities
Liability for deposit-type contracts	$(95,566)	$(102,315)	$—	$—	$(95,566)	$—	$—
Derivative related liabilities	(397,544)	(262,847)	(6,383)	(340,608)	(50,553)	—	—
Separate Account liabilities	(68,932,605)	(68,932,605)	(29,428,518)	(39,464,010)	(40,077)	—	—
Total liabilities	$(69,425,715)	$(69,297,767)	$(29,434,901)	$(39,804,618)	$(186,196)	$—	$—
[1] Excludes investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 of approximately $1.2 billion as of December 31, 2025.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands)	December 31, 2024
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Assets
Bonds - unaffiliated	$9,439,776	$10,698,503	$—	7,863,405	$1,576,371	$—	$—
Bonds - affiliated	91,036	89,579	—	38,003	53,033	—	—
Preferred stocks – unaffiliated	21,479	21,479	—	10,683	10,796	—	—
Common stocks – unaffiliated	9,585	9,585	—	—	9,585	—	—
Mortgage loans	992,013	1,088,431	—	—	992,013	—	—
Cash and short-term investments - unaffiliated	934,333	934,187	855,210	16,979	62,144	—	—
Cash, cash equivalents and short-term investments - affiliated	400,000	400,000	—	—	400,000	—	—
Derivative related assets	156,668	157,372	—	9,135	143,466	—	—
Contract loans	1,475,217	1,475,217	—	—	1,475,217	—	—
Surplus debentures	45,488	46,125	—	34,887	10,601	—	—
Separate Account assets [1]	64,762,218	64,762,218	29,211,193	35,496,138	54,887	—	—
Total assets	$78,327,813	$79,682,696	$30,066,403	$43,469,230	$4,788,113	$—	$—
Liabilities
Liability for deposit–type contracts	$(102,746)	$(102,746)	$—	$—	$(95,885)	$—	$—
Derivative related liabilities	(293,926)	(149,886)	—	(106,780)	(43,106)	—	—
Separate Account liabilities	(64,762,218)	(64,762,218)	(29,211,193)	(35,496,138)	(54,887)	—	—
Total liabilities	$(65,158,890)	$(65,014,850)	$(29,211,193)	$(35,602,918)	$(193,878)	$—	$—

[1]    Excludes investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 of approximately $1.8 billion as of December 31, 2024.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note.

The amortized cost of cash, cash equivalents and short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The fair value of contract loans was determined using current loan coupon rates which reflect the current rates available under the contracts. As a result, the fair value approximates the carrying value of the contract loans.

Fair values of liability for deposit-type contracts were estimated using average discounted cash flow calculations and current market interest rates.

The carrying amounts of the Separate Account liabilities approximate their fair values.

At December 31, 2025 and 2024, the Company had no investments where it was not practicable to estimate fair value.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
5. Income Taxes

A.    The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows:

1				2025
			Ordinary	Capital	Total
	(a)	Gross DTA	$247,250,601	$16,345,262	$263,595,863
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	247,250,601	16,345,262	263,595,863
	(d)	Deferred tax assets nonadmitted	172,679,563	—	172,679,563
	(e)	Subtotal net admitted deferred tax assets	74,571,038	16,345,262	90,916,300
	(f)	Deferred tax liabilities		38,853,987	38,853,987
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$74,571,038	$(22,508,725)	$52,062,313

2				2025
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	50,129,983	1,932,330	52,062,313
		(1) DTAs expected to be realized after the balance sheet date	50,129,983	1,932,330	52,062,313
		(2) DTAs allowed per limitation threshold	XXX	XXX	197,912,093
	(c)	DTAs offset against DTLs	24,441,055	14,412,932	38,853,987
	(d)	DTAs admitted as a result of application of SSAP No. 101	$74,571,038	$16,345,262	$90,916,300

3	(a)	Ratio % used to determine recovery period and threshold limitations	796%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$1,319,413,952

4			2025
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$247,250,601	$16,345,262
		(2) % of adjusted gross DTAs by tax character attributable to the impact of
		planning strategies	—%	—%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$74,571,038	$16,345,262
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	2.6%	—%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes ___	No _X_

1				2024
			Ordinary	Capital	Total
	(a)	Gross DTA	$240,597,867	$7,165,253	$247,763,120
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	240,597,867	7,165,253	247,763,120
	(d)	Deferred tax assets nonadmitted	107,426,589	—	107,426,589
	(e)	Subtotal net admitted deferred tax assets	133,171,278	7,165,253	140,336,531
	(f)	Deferred tax liabilities	6,187,906	53,752,802	59,940,708
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$126,983,372	$(46,587,549)	$80,395,823

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

2				2024
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	76,759,410	3,636,413	80,395,823
		(1) DTAs expected to be realized after the balance sheet date	76,759,410	3,636,413	80,395,823
		(2) DTAs allowed per limitation threshold	XXX	XXX	248,920,801
	(c)	DTAs offset against DTLs	56,411,868	3,528,840	59,940,708
	(d)	DTAs admitted as a result of application of SSAP No. 101	$133,171,278	$7,165,253	$140,336,531

3	(a)	Ratio % used to determine recovery period and threshold limitation	934%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$1,659,472,009

4			2024
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$240,597,867	$7,165,253
		(2) % of adjusted gross DTAs by tax character attributable to the impact of
		planning strategies	—%	—%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$133,171,278	$7,165,253
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	2.7%	—%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes ___	No _X_

1				Change During 2025
			Ordinary	Capital	Total
	(a)	Gross DTA	$6,652,734	$9,180,009	$15,832,743
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	6,652,734	9,180,009	15,832,743
	(d)	Deferred tax assets nonadmitted	65,252,974	—	65,252,974
	(e)	Subtotal net admitted deferred tax assets	(58,600,240)	9,180,009	(49,420,231)
	(f)	Deferred tax liabilities	(6,187,906)	(14,898,815)	(21,086,721)
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$(52,412,334)	$24,078,824	$(28,333,510)

2				Change During 2025
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	(26,629,427)	(1,704,083)	(28,333,510)
		(1) DTAs expected to be realized after the balance sheet date	(26,629,427)	(1,704,083)	(28,333,510)
		(2) DTAs allowed per limitation threshold	XXX	XXX	(51,008,708)
	(c)	DTAs offset against DTLs	(31,970,813)	10,884,092	(21,086,721)
	(d)	DTAs admitted as a result of application of SSAP No. 101	$(58,600,240)	$9,180,009	$(49,420,231)

3	(a)	Ratio % used to determine recovery period and threshold limitation	(138)%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$(340,058,057)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

4			Change During 2025
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$6,652,734	$9,180,009
		(2) % of adjusted gross DTAs by tax character attributable to the impact of
		planning strategies	—%	—%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$(58,600,240)	$9,180,009
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	(0.1)%	—%

B.     DTLs are not recognized for the following amounts:

Not Applicable.

C.    Significant Components of Income Taxes Incurred

1.	The components of current income tax expense are as follows:
			2025	2024	Change
	(a)	Federal	$70,131,201	$(10,501,277)	$80,632,478
	(b)	Foreign	—	—	—
	(c)	Subtotal	70,131,201	(10,501,277)	80,632,478
	(d)	Federal income tax on net capital gains	65,066	(15,541,260)	15,606,326
	(e)	Utilization of capital loss carryforwards		—	—
	(f)	Other		—	—
	(g)	Federal and foreign income taxes incurred	$70,196,267	$(26,042,537)	$96,238,804

2.	The main components of the period end deferred tax amounts and the change in those components are as follows:
		2025	2024	Change
	DTA: Ordinary
	Policyholder Reserves	$182,563,766	$160,316,504	$22,247,262
	Deferred acquisition costs	56,120,626	43,432,788	12,687,838
	Compensation and benefits	1,140,405	287	1,140,118
	Investments	4,344,734	—	4,344,734
	Net operating loss carryforward		23,066,996	(23,066,996)
	Tax credit carryforward		10,533,841	(10,533,841)
	Other	3,081,070	3,247,451	(166,381)
	Subtotal: DTA ordinary	247,250,601	240,597,867	6,652,734
	Ordinary statutory valuation allowance	—	—	—
	Total adjusted gross ordinary DTA	247,250,601	240,597,867	6,652,734
	Nonadmitted ordinary DTA	172,679,563	107,426,589	65,252,974
	Admitted ordinary DTA	74,571,038	133,171,278	(58,600,240)

DTA: Capital
Investments	5,400,926	7,165,253	(1,764,327)
Capital loss carryforward	10,944,336	—	10,944,336
Subtotal: DTA capital	16,345,262	7,165,253	9,180,009
Capital statutory valuation allowance	—	—	—
Total adjusted gross capital DTA	16,345,262	7,165,253	9,180,009
Nonadmitted capital DTA	—		—
Admitted capital DTA	16,345,262	7,165,253	9,180,009
Total Admitted DTA	$90,916,300	$140,336,531	$(49,420,231)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

DTL: Ordinary
Investments		$5,722,037	$(5,722,037)
Policyholder reserves		465,869	(465,869)
Gross DTL ordinary	—	6,187,906	(6,187,906)
DTL: Capital
Investments	38,853,987	53,752,802	(14,898,815)
Gross DTL capital	38,853,987	53,752,802	(14,898,815)
Total DTL	38,853,987	59,940,708	(21,086,721)
Net adjusted DTA/(DTL)	$52,062,313	$80,395,823	$(28,333,510)
Adjust for the change in deferred tax on unrealized gains (losses)			(21,536,769)
Adjust for the change in nonadmitted deferred tax			65,252,974
Other adjustments
Adjusted change in net deferred Income Tax			$15,382,695

D.    Reconciliation of federal income tax rate to actual effective rate:

The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

		% of Pre-tax		% of Pre-tax		% of Pre-tax
	2025	income	2024	income	2023	income
	Tax effect	$804,369,002	Tax effect	$505,103,980	Tax effect	$90,970,168
Statutory tax	$168,917,490	21.00%	$106,071,836	21.00%	$19,103,735	21.00%
Tax preferred investments	(12,498,932)	(1.55)%	(16,011,938)	(3.17)%	(17,443,389)	(19.17)%
Affiliated dividends	(1,794,660)	(0.22)%	(57,750,000)	(11.43)%	(19,908,000)	(21.88)%
VA hedge losses reported in surplus	(15,588,291)	(1.94)%	(25,249,269)	(5.00)%	(5,807,449)	(6.38)%
Interest maintenance reserve	31,421,468	3.91%	(23,001,653)	(4.55)%	(32,150,963)	(35.34)%
Removal of subsidiary	(148,875,543)	(18.51)%	—	—%	—	—%
Prior period adjustment	(185,967)	(0.02)%	369,078	0.07%	641,987	0.71%
SSAP 108	10,908,330	1.36%	22,240,474	4.40%	(3,530,268)	(3.88)%
Change in deferred tax on non-admitted assets	(48,029)	(0.01)%	(31,162)	(0.01)%	683,186	0.75%
Deferred gain	32,983,292	4.10%	—	—%	—	—%
Foreign related investments	(2,040,388)	(0.25)%	(2,060,197)	(0.41)%	(2,078,941)	(2.29)%
Amortization of inception gain	(4,396,527)	(0.55)%	(4,001,300)	(0.79)%	(4,001,300)	(4.40)%
All other	(3,988,671)	(0.50)%	(260,393)	(0.05)%	76,227	0.07%
Total statutory income tax	54,813,572	6.82%	$315,476	0.06%	$(64,415,175)	(70.81)%
Federal and foreign income taxes incurred	70,196,267	8.73%	(26,042,537)	(5.16)%	(34,626,869)	(38.06)%
Change in net deferred income taxes	(15,382,695)	(1.91)%	26,358,013	5.22%	(29,788,306)	(32.75)%
Total statutory income tax	$54,813,572	6.82%	$315,476	0.06%	$(64,415,175)	(70.81)%

E.     Operating loss and tax credit carryforwards and protective tax deposits

1.    At December 31, 2025, the Company had $0 of net operating loss carryforwards, $0 of foreign tax credit carryovers, and $52,115,886 of capital loss carryforwards which expire 2030.

2.    The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are:

2025	$—
2024	$—
2023	$—

3.    The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2025.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

F.     Consolidated Federal Income Tax Return

1.    For the period ended July 1, 2025, the Company's federal income tax return was included in a consolidated tax return with its former direct parent, TR Re, Ltd. and TR Re's subsidiaries.
The Company will file a stand alone federal income tax return for the period July 2, 2025 - December 31, 2025.

2.Federal Income Tax Allocation
    For the period ended December 31, 2025, the allocation of tax was subject to a written agreement with the Company's former direct parent, TR Re, Ltd.

G. Any federal or foreign income tax loss contingencies as determined in accordance with SSAP No.5 - Liabilities, Contingencies and Impairments of Assets with modifications provided in SSAP No. 101 Income Taxes with reasonable possibility that the total liability will significantly increase within 12 months of the reporting date.

Not Applicable.

H.     Repatriation Transition Tax (RTT)

Not Applicable.

I.     Alternative Minimum Tax (AMT) Credit

Not Applicable.

6. Reinsurance

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $330,945,261 and $212,893,157 respectively, as of December 31, 2025 and $379,802,153 and $132,234,205 respectively, as of December 31, 2024. The amount of funds held by or deposited with reinsured companies were $1,889,605,649 and $0 in 2025 and 2024, respectively.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
The effect of reinsurance as of and for the years ended December 31, 2025, 2024 and 2023, respectively, is summarized as follows:

2025	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$13,035,478,877	$9,910,450,192	$(6,866,571,656)	$16,079,357,413
Liability for deposit-type contracts	1,823,038,126	8,871,485	(1,729,594,279)	102,315,332
Policy and contract claim liabilities	515,526,007	1,046,054	(127,571,649)	389,000,412
Premium and annuity considerations	891,399,589	30,620,073,457	5,118,808,556	36,630,281,602
Annuity benefits	495,899,933	244,702,297	(302,465,345)	438,136,885
Death, disability and other benefits	1,034,365,472	943,367	(274,138,481)	761,170,358
Surrenders and other fund withdrawals	3,467,270,390	3,629,753,865	(3,271,745,633)	3,825,278,622

2024	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$13,611,764,450	$7,703,829,719	$(7,869,047,857)	$13,446,546,312
Liability for deposit-type contracts	2,127,474,748	—	(2,024,728,424)	102,746,324
Policy and contract claim liabilities	489,688,077	1,284,736	(234,868,076)	256,104,737
Premium and annuity considerations	860,119,152	678,191,431	(1,392,994,595)	145,315,988
Annuity benefits	515,181,364	131,565,131	(362,818,039)	283,928,456
Death, disability and other benefits	915,079,708	499,625	(357,401,021)	558,178,312
Surrenders and other fund withdrawals	3,802,186,733	2,837,118,040	(3,930,561,132)	2,708,743,641

2023	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$14,208,511,796	$8,126,479,430	$(8,364,298,448)	$13,970,692,778
Liability for deposit-type contracts	2,350,836,319	—	(2,239,729,676)	111,106,643
Policy and contract claim liabilities	482,611,811	1,099,989	(237,755,297)	245,956,503
Premium and annuity considerations	903,410,180	761,984,581	(1,514,084,023)	151,310,738
Annuity benefits	529,234,225	91,726,616	(346,344,200)	274,616,641
Death, disability and other benefits	1,119,448,314	992,423	(508,185,382)	612,255,355
Surrenders and other fund withdrawals	4,245,622,894	2,075,605,449	(4,121,691,675)	2,199,536,668

A. External reinsurance

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. The inability or unwillingness of a reinsurer to meet its financial obligations to the Company, including the impact of any insolvency or rehabilitation proceedings involving a reinsurer that could affect the Company's access to collateral held in trust, could have a material adverse effect on the Company's financial condition, results of operations and liquidity. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

As of December 31, 2025, the Company has three reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. These concentrations, which are actively monitored, are as follows: reserve credits totaling $4.7 billion for Massachusetts Mutual Life Insurance Company offset by $4.7 billion of market value of assets held in trust, for a net exposure of $0, reserve credits totaling $2.4 billion for Prudential offset by $2.0 billion of market value of assets held in trust, for a net exposure of $0.4 billion and reserve credits totaling $2.3 billion for Commonwealth Annuity and Life Insurance Company offset by $2.3 billion of market value of assets held in trust, for a net exposure of $0. As of December 31, 2024, the Company had four reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. These concentrations which were actively monitored are as follows: reserve credits totaling $5.3 billion for Massachusetts Mutual Life Insurance Company offset by $4.9 billion of market value of assets held in trust, for a net exposure of $0.4 billion, reserve credits totaling $2.5 billion for Prudential offset by $2.0 billion of market value of assets held in trust, for a net exposure of $0.5 billion, reserve credits totaling $2.6 billion for Commonwealth Annuity and Life Insurance Company offset by $2.6 billion of market value of assets held in trust, for a net exposure of $0 and reserve credits totaling $0.6 billion for TR

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
Re offset by $0.7 billion of market value of assets held in trust, for a net exposure of $0. Additionally, the Company has liabilities for funds held under coinsurance with multiple reinsurers of $130,711,211 and $301,025,342 as of December 31, 2025 and 2024, respectively. The liabilities are included as a component of Other liabilities on the Statements of Admitted Assets, Liabilities and Capital and Surplus.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company’s surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which such obligation is not presently accrued is $5,048,554 in 2025, a decrease of $164,988 from the 2024 balance of $5,213,542. The total amount of reinsurance credits taken for this agreement were $6,390,574 in 2025, an decrease of $208,846 from the 2024 balance of $6,599,420.

On December 1, 2025, the Company entered into and closed on a reinsurance agreement with Metropolitan Life Insurance Company to reinsure $10 billion in variable annuity liabilities, comprised of general account funds withheld coinsurance reserves of $1.6 billion and separate account modified coinsurance reserves of $8.4 billion.  The Company paid a ceding commission of $313 million and recognized a deferred gain on reinsurance on this transaction totaling $157 million in Surplus, after tax, which will be amortized into income on a straight-line basis over 9 years.  The initial IMR assumed in the transaction was immaterial.

As a result of the Company entering into a reinsurance agreement with The Guardian Insurance & Annuity Company, Inc. in 2022, the Company recognized a deferred gain on reinsurance totaling $73.5 million, after tax, which is being amortized on a straight line basis over 9 years. Amortization amounts, which are recorded as Commission and expense allowances on reinsurance ceded on the Statements of Operations and as amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $8.2 million in 2025, 2024 and 2023, respectively. As part of this transaction, the Company assumed administration of the 40,710 variable annuity contracts in 2024 that comprise this block.

In 2018, the Company entering into a reinsurance agreement with Commonwealth Annuity and Life Insurance Company, a subsidiary of Global Atlantic Financial Group. The net gain totaling $174 million, after tax, was deferred and the remaining unamortized amount is included in surplus as a component of Unassigned Funds on the Company’s Statements of Liabilities, Surplus and Other Funds, and will be amortized over a period of 25 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commission and expense allowances on reinsurance ceded on the Statements of Operations and as amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $10.9 million in 2025, 2024, and 2023, respectively.

The Company entered into a reinsurance agreement with Allianz Life Insurance Company of North America (“Allianz”), which was effective October 1, 2021, and implemented December 30, 2021. Pursuant to such reinsurance agreement, the Company assumed 100% of a certain block of fixed indexed annuities and 5% of another block of fixed indexed annuities on a coinsurance basis. Under the terms of the reinsurance agreement, the Company will pay Allianz an expense allowance to continue to administer the reinsured business. In addition, under the reinsurance agreement, Allianz will perform hedging services on behalf of the Company and will purchase options to hedge the associated market risks for the underlying reserves. The Company will pay Allianz an upfront cost for the options contract and will receive an index credit payoff at the end of such options contract. The Company will record the outstanding balances related to such options through funds held by or deposited with reinsured companies.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

B. Reinsurance with Affiliates

The Company entered into an affiliated retrocession agreement with its affiliate, TR Re, an unauthorized reinsurer, which was effective October 1, 2022, and implemented December 30, 2022. Pursuant to such retrocession agreement, the Company retroceded, on a modified coinsurance (“Modco”) basis, 75% of fixed indexed annuities that it assumed pursuant to a reinsurance contract which was effective October, 2021 and implemented December, 2021, and a reinsurance contract entered into in July, 2022 with an unaffiliated insurer. The net impact of this reinsurance transaction on the Company’s results of operations and financial condition included ceded premiums totaling approximately $6.0 billion (offset by Modco ceded adjustments). Related interest maintenance reserve amortization will be included in the quarterly reinsurance settlement. TR Re will pay a ceding commission during the period starting January 1, 2023, to December 1, 2029. As a result of the transaction, the Company recognized no material change to surplus.

On July 1, 2025, the Company recaptured an affiliate reinsurance agreement, originally effective as of October 1, 2021, from TR Re. As a result of the recapture, the Company recorded recaptured insurance reserves totaling $537 million previously ceded on a coinsurance funds withheld basis, interest maintenance reserve balances totaling $188 million, and reduced funds withheld under reinsurance treaties with unauthorized reinsurers by $726 million. The Company also recorded negative ceded premiums totaling $6.2 billion, partially offset by reserve adjustments on reinsurance of $5.5 billion for recaptured insurance reserves previously ceded on a modified coinsurance basis. Additionally, the Company paid a recapture fee to TR Re of $30 million (before tax).

On July 1, 2025, the Company entered into a reinsurance agreement on a coinsurance and modified coinsurance basis with TLA (the “TL/TLA Reinsurance Agreement”), pursuant to which the Company assumed certain variable annuity and payout reserves from TLA. As a result, the Company recorded insurance reserves totaling $1.1 billion assumed on a coinsurance basis and IMR balances totaling approximately $21 million. The Company also recorded assumed premiums totaling $19.5 billion, partially offset by reserve adjustments on reinsurance of $18.3 billion for insurance reserves assumed on a modified coinsurance basis. Additionally, the Company paid a ceding commission of $300 million (before tax) to TLA and recorded an after-tax loss of $237 million.

7. Related Party Transactions

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and dividend payments. In 2025, substantially all general insurance expenses related to the affiliates, including rent and benefit plan expenses, are initially paid by the Company.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. As a result of a new Amended and Restated Services and Cost Allocation Agreement effective July 1, 2021, certain indirect expense are allocated on a cost plus basis.

The Company reported $71,506,827 and $40,480,763, respectively, as receivables from parent, subsidiaries and affiliates as of December 31, 2025 and 2024, respectively. The Company reported no payables to parents, subsidiaries and affiliates as of December 31, 2025 and 2024, respectively. Amounts are settled in accordance with terms of the agreements.

Effective March 31, 2025, TL entered into an agreement among several subsidiaries of Talcott Financial Group, Ltd. to optimize the use of cash by facilitating the lending and borrowing of funds between the Company and its affiliates (the “Cash Management Agreement”). The aggregate individual and combined (with TLA) lending and borrowing amount permitted under the agreement for the Company is $1 billion.

On December 31, 2025, TL loaned $300 million to TFG per the cash management agreement. The interest rate of this loan is 3.83% and the maturity date is March 31, 2026.

On December 31, 2025, TL loaned $300 million to TLI per the cash management agreement. The interest rate of this loan is 3.83% and the maturity date is March 31, 2026.

On November 17, 2025, TL loaned $300 million to TLI per the cash management agreement. The interest rate of this loan is 4.53% and the maturity date is December 31, 2025. On December 31, 2025, this loan was repaid plus accrued interest.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

On September 30, 2025, TL loaned $350 million to TLI per the cash management agreement. The interest rate of this loan is 4.53% and the maturity date is December 31, 2025. On November 17, 2025, this loan was repaid plus accrued interest.

On September 30, 2025, TL loaned $300 million to TFG per the cash management agreement. The interest rate of this loan is 4.53% and the maturity date is December 31, 2025. On December 31, 2025, this loan was repaid plus accrued interest.

On July 1, 2025, TL loaned $300 million to TFG per the cash management agreement. The interest rate of this loan was 4.78% and the maturity date was September 30, 2025. On September 30, 2025, this loan was repaid plus accrued interest.

On July 1, 2025, TL loaned $350 million to TLI per the cash management agreement. The interest rate of this loan was 4.78% and the maturity date was September 30, 2025. On September 30, 2025, this loan was repaid plus accrued interest.

On March 31, 2025, TL loaned $100 million to TFG per the cash management agreement. The interest rate of this loan was 4.9169% and the maturity date was July 9, 2025. On June 5, 2025, this loan was repaid plus accrued interest.

Effective September 21, 2022, TL entered into an intercompany liquidity agreement between several Talcott entities: including TR Re, Talcott Life Re, Ltd ("TLR") and Talcott Life & Annuity Re, Ltd ("TLAR"). TL may lend a total of $500 million in aggregate to the affiliates. TL may also borrow a total of $1.5 billion consisting of $500 million from each of the aforementioned entities. Under the agreement, TLR, TLAR and TR Re cannot extend loans between one another. This agreement was terminated effective March 31, 2025, and all outstanding loans at the time were repaid.

On December 24, 2024, TL received a dividend of $275,000,000 from TLA., the Company's subsidiary.
On December 23, 2024, TL loaned $250 million to TR Re per the intercompany liquidity agreement. The interest rate of this loan was 4.30% and the maturity date was December 22, 2025. On March 31, 2025, this loan was repaid plus accrued interest.

On December 5, 2024, TL loaned $150 million to TR Re per the intercompany liquidity agreement. The interest rate of this loan was 4.30% and the maturity date was December 4, 2025. On March 31, 2025, this loan was repaid plus accrued interest.

On July 3, 2024, TLA loaned $300 million to TL per the 2018 intercompany liquidity agreement. The interest rate of this loan was 5.06% and the maturity date was July 2, 2025. On March 31, 2025, this loan was repaid plus accrued interest.

On December 27, 2023, TL loaned $250 million to TR Re per the intercompany liquidity agreement. The interest rate of this loan was 5.26% and the maturity date was December 26, 2024. On September 13, 2024, TR Re partially repaid $100M plus accrued interest. On December 5, 2024, TR Re repaid $150 M plus accrued interest.

On September 22, 2023, TL loaned $50 million to TR Re per the intercompany liquidity agreement. The interest rate of this loan was 5.12% and the maturity date is September 21, 2024. The loan including accrued interest was repaid on September 13, 2024.

Two extraordinary non-cash dividends in the amount of $9 million and $723 million were distributed by the Company on July 1, 2025 to its parent at the time, TR Re, representing 100% of the common stock ownership in Talcott Resolution Distribution Company, Inc. and TLA, respectively.

On February 11, 2025, the Company requested approval from the Department for an extraordinary dividend totaling $125,000,000 to its parent at the time, TR Re. Permission was received on March 4, 2025, and the dividend was paid on March 11, 2025.

On September 29, 2025, TLI contributed capital in cash to TL totaling $375 million.

In July 2025, the Company contributed 100% of the issued and outstanding shares of its subsidiary Talcott Resolution International Life Reassurance Corporation (“TIL”), valued at $13 million, to TLA. The investment in TIL is non admitted since TIL is not audited.

In June 2025, TLA sold approximately $110 million of Collateral Loan Obligations (CLO) to its parent, TL, in exchange for cash. The exchange was completed prior to reorganization finalized in July. The exchange was accounted for at book value, as a non-economic transaction between parent and subsidiary.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

On June 27, 2024, TL declared and accrued a return of capital of $571,000,000 to TR Re, Ltd. ("TR Re"), the Company's parent. TL paid the return of capital on July 11, 2024.

On December 29, 2023, the Company received approval from the Department to transfer ownership of American Maturity Life Insurance Company (“AML”) to Talcott Resolution Life Inc. ("TLI"). In an agreement effective January 1, 2024, TL sold AML to TLI for a value of $16 million.

After receiving permission from the Department, on December 29, 2023, TL received a return of capital of $36,000,000 from AML, the Company's subsidiary.

On July 6, 2023, TL paid a dividend of $575,000,000 to TR Re, the Company's parent.

On July 6, 2023, TL received a dividend of $94,800,000 from TLA, the Company's subsidiary.

Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 6, 8, and 13.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
8. Retirement Plans, Other Postretirement Benefit Plans and Postemployment Benefits

In September, 2021, the Company adopted a new Long-term Cash Incentive Plan (“the Plan”) to attract and retain executive and management level employees of the Company and its affiliates in support of the continued growth and long-term performance of the Company. U.S. employees in certain employment bands (generally executive and management level) are eligible to participate in the Plan. Targets vary by employment level. Awards are issued annually at the discretion of management, and vest in full on the third anniversary of the date of the grant, subject to the participant’s continued employment with the Company. Any payments to a participant or other person hereunder shall be paid from the general assets of the Company, and each participant shall have the status of an unsecured general creditor of the Company with respect to any amounts payable under the Plan. The expense accrued for the Company during 2025 and 2024 was immaterial.

As of June 1, 2018, TL adopted an investment and savings plan, the Talcott 401(k) Plan and a non-qualified savings plan, the Talcott Resolution Deferred Compensation Plan. Effective December 31, 2018, both plans were assigned to TLI, the Company's indirect parent. Substantially all U.S. employees of the Company are eligible to participate in the Talcott 401(k) Plan under which designated contributions can be invested in a variety of investments. Subject to IRS limits, the employee can contribute up to 90% of their eligible compensation. The Company's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period.

The Talcott Resolution Deferred Compensation Plan is for a select group of management and provides an opportunity to defer compensation on a pre-tax basis and accumulate tax-deferred earnings. The Plan has a 6% matching contribution for eligible compensation earned in excess of the 401(a)(17) $350,000 limit as of the most current year end. Eligible compensation includes salary and bonuses and participants can defer up to 80% of their eligible pay. The Plan shall represent an unfunded, unsecured obligation of the company to provide deferred compensation. Any payments to a participant or other person hereunder shall be paid from the general assets of the Company, and each participant shall have the status of an unsecured general creditor of the Company with respect to any amounts payable under the Plan. The accrued liability for the company during 2025 and 2024 was immaterial.

The Company participates in Talcott sponsored postemployment plans that provide for medical and salary replacement benefits for employees on long-term disability. The expenses allocated to the Company for long term disability were not material to the results of operations for the years ended December 31, 2025 and 2024.

9. Debt

A.FHLB (Federal Home Loan Bank) Agreements

1.The Company is a member of the Federal Home Loan Bank ("FHLB") of Boston. Membership allows the     Company access to collateralized advances, which may be used to support various spread-based businesses or to enhance liquidity management. FHLB membership requires the Company to own member stock and borrowings require the purchase of activity-based stock in an amount (generally between 3% and 4% of the principal balance) based upon the term of the outstanding advances. FHLB stock held by the Company is classified within Common stocks on the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2025 and 2024, there were no advances outstanding.

State law limits the Company's ability to pledge, hypothecate or otherwise encumber its assets. The amount of advances that can be taken by the Company are dependent on the assets pledged by the Company to secure the advances, and are therefore subject to this legal limit. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. For 2025 and 2024, the Company's pledge limits were $342,869,066 and $434,966,958, respectively. The Company would need to seek prior written approval from the Department in order to exceed this limit. If the Company were to pursue borrowing additional amounts under its estimated capacity it may have to purchase additional shares of activity stock.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
2. FHLB Capital Stock
a. Aggregate Totals

1.As of December 31, 2025

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	$—	$—	$—
b.	Membership Stock - Class B	5,000,000	5,000,000	—
c.	Activity Stock	—	—	—
d.	Excess Stock	—	—	—
e.	Aggregate Total (a+b+c+d)	5,000,000	5,000,000	—
f.	Actual or estimated borrowing capacity as determined by the insurer	$342,869,066	$342,869,066	$—

2. As of December 31, 2024

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	$—	$—	$—
b.	Membership Stock - Class B	5,000,000	5,000,000	—
c.	Activity Stock		—	—
d.	Excess Stock	—	—	—
e.	Aggregate Total (a+b+c+d)	5,000,000	5,000,000	$—
f.	Actual or estimated borrowing capacity as determined by the insurer	$434,966,958	$434,966,958	$—
        b. Membership Stock (Class A and B) Eligible for Redemption

			Eligible for Redemption
Membership Stock	1. Current Period Total (2+3+4+5+6)	2. Not Eligible for Redemption	3. Less Than 6 Months	4. 6 Months to Less than 1 Year	5. 1 to Less than 3 Years	6. 3 to 5 Years
Class A	$—	$—	$—	$—	$—	$—
Class B	5,000,000	5,000,000	—	—	—	—

3. Collateral Pledged to FHLB

a. Amount Pledged as of December 31, 2025

		1 Fair Value	2 Carrying Value	3 Aggregate Total Borrowing
1	Current Year Total General and Separate Accounts (Total Collateral Pledged (Lines 2 + 3)	$376,097,806	$399,782,977	$—
2	Current Year General Account: Total Collateral Pledged	376,097,806	399,782,977	—
3	Current Year Separate Account: Total Collateral Pledged	—	—	—
4	Prior Year-end Total General and Separate Accounts: Total Collateral Pledged	293,205,498	326,084,877	—

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
b. Maximum Amount Pledged During Reporting Period

		1 Fair Value	2 Carrying Value	3 Amount Borrowed at Time of Maximum Collateral
1	Current Year Total General and Separate Accounts (Maximum Collateral Pledged (Lines 2 + 3)	$398,172,978	$430,281,603	$—
1	Current Year General Account Maximum Collateral Pledged	398,172,978	430,281,603	—
3	Current Year Separate Account Maximum Collateral Pledged	—	—	—
4	Prior Year-end Total General and Separate Accounts Maximum Collateral Pledged	300,251,206	333,115,535	—

4. a. & b. Borrowing from FHLB - Amount as of the Reporting Date

     The Company had no borrowings from the FHLB as of December 31, 2025.

c. FHLB - Prepayment Obligations

        The Company does not have any prepayment obligations as of December 31, 2025.

10. Capital and Surplus and Shareholder Dividend Restrictions

Dividend Restrictions

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the “Commissioner”), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer’s earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. For dividends paid in 2025, see Note 7. The Company paid no dividends in 2024. With respect to dividends to its parent, the Company’s dividend limitation under the holding company laws of Connecticut is $186,227,558 in 2026.

Unassigned Funds

The portion of unassigned funds represented or reduced by each item below at December 31 was as follows:

	2025	2024
Unrealized capital gains (losses), gross of tax	$(426,239,780)	$353,075,428
Separate Account expense allowance	205,002,353	161,741,882
Nonadmitted asset values	(178,129,452)	(125,776,505)
Asset valuation reserve	(228,965,957)	(250,517,374)

11. Separate Accounts

The Company maintained Separate Account assets totaling $70,121,473,179 and $66,608,458,521 as of December 31, 2025 and 2024, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business including individual and group variable annuities, variable life, variable universal life, group fixed annuities and modified guarantee contracts product lines.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Account. Separate Account assets are segregated from other investments and reported

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2025 and 2024, the Company’s Separate Account statement included legally insulated assets of $69,648,776,690 and $66,089,255,206, respectively, and not legally insulated assets of $472,696,486 and $519,203,315, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

Separate Accounts reflect two categories of risk assumption: non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards, and guaranteed, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. The Company had $65,313,986,635 and $62,643,023,527 of non-guaranteed Separate Account reserves and $615,224,298 and $671,517,221 of guaranteed Separate Account reserves as of December 31, 2025 and 2024, respectively. As of December 31, 2025, the General Account of the Company had a maximum guarantee for Separate Account liabilities of $234,378,337. To compensate the General Account for the risk taken, the Separate Account paid risk charges of $1,180,407 in 2025. As of December 31, 2025, the General Account of the Company had paid no Separate Account guarantees.

Separate Account fees, net of minimum guarantees, were $957,218,473, $935,566,462 and $890,326,326 for the years ended December 31, 2025 and 2024 and 2023, respectively, and are recorded as a component of Fee Income on the Company’s Statements of Operations.

An analysis of the Separate Account reserves as of December 31, 2025 is as follows:

	Indexed	Nonindexed Guaranteed Less Than or Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
1. Premium considerations or deposits for the
year ended December 31, 2025	$—	$—	$0	$1,536,545,901	$1,536,545,901
Reserves at year-end:
2. For accounts with assets at:
a. Fair value	$—	$222,363,568	$392,860,730	$65,313,986,635	$65,929,210,933
b. Amortized cost	—	—	—	—	—
c. Total reserves	$—	$222,363,568	$392,860,730	$65,313,986,635	$65,929,210,933
3. By withdrawal characteristics:
a. Subject to discretionary withdrawal	$—	$—	$—	$—	$—
1. With market value adjustment	—	222,363,568	158,482,393	32,999,779,352	33,380,625,313
2. At book value without market value adjustment
and with surrender charge of 5% or more	—	—	—	—	—
3. At fair value	—	—	—	24,109,071,050	24,109,071,050
4. At book value without market value adjustment
and with surrender charge of less than 5%	—	—	—	7,988,482,630	7,988,482,630
5. Subtotal	—	222,363,568	158,482,393	65,097,333,032	65,478,178,993
b. Not subject to discretionary withdrawal	—	—	234,378,337	216,653,603	451,031,940
c. Total	$—	$222,363,568	$392,860,730	$65,313,986,635	$65,929,210,933

Below is a reconciliation of Net Transfers from Separate Accounts:

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

	December 31,	December 31,	December 31,
	2025	2024	2023
1. Transfers as reported in the Summary of Operations of the Separate Account Statement
a. Transfer to Separate Accounts	$949,122,802	$913,070,206	$871,909,031
b. Transfer from Separate Accounts	3,031,369,178	3,059,737,292	3,412,312,352
c. Net Transfer to/(from) Separate Accounts (a) - (b)	(2,082,246,376)	(2,146,667,086)	(2,540,403,321)
2. Reconciling adjustments:
Internal exchanges and other Separate Account activity	9,915,145	(9,887,460)	20,121,935
3. Transfers as reported in the Summary of Operations of the Life, Accident & Health
Annual Statement (1c) + 2	$(2,072,331,231)	$(2,156,554,546)	$(2,520,281,386)
12. Commitments and Contingent Liabilities

A. Litigation

On August 15, 2023, Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company (collectively “Talcott Resolution”) were named as defendants in a putative class action lawsuit in the United States District Court for the District of Massachusetts. The case is captioned as follows: Casey v. Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company, et al. The lawsuit relates to data security events involving the MOVEit file transfer system (“MOVEit Cybersecurity Incident”). The MOVEit file transfer system is software used by a broad range of companies to move sensitive electronic data. PBI Research Services (“PBI”), a former third-party service provider for Talcott Resolution, used the MOVEit file transfer system in the performance of its services. PBI used the software on behalf of Talcott Resolution to, among other things, search various databases to identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts, respectively, as required by applicable law. Plaintiff seeks to represent various classes and subclasses of Talcott Resolution insurance policy and annuity contract holders whose data allegedly was accessed or potentially accessed in connection with the MOVEit Cybersecurity Incident.

Plaintiff alleges that Talcott Resolution breached a purported duty to safeguard their sensitive data from unauthorized access. The complaint asserts claims for, among other things, negligence, negligence per se, breach of contract, unjust enrichment, and violations of various consumer protection statutes, and the Plaintiffs seek declaratory and injunctive relief, compensatory and punitive damages, restitution, attorneys’ fees and costs, and other relief. On October 4, 2023, the Judicial Panel on Multidistrict Litigation issued an order consolidating all actions relating to the MOVEit Cybersecurity Incident before a single federal judge in the United States District Court for the District of Massachusetts. We intend to vigorously defend the action.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Such actions have alleged, for example, bad faith in the handling of insurance claims and improper sales practices in connection with the sale of insurance and investment products. Some of these actions also seek punitive damages. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s financial condition, results of operations or cash flows in particular quarterly or annual periods.

B. Guaranty Funds

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state.

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by/refunded to the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid/(received) guaranty fund assessments of $1,021,000,$1,511,515 and $39,158 in 2025, 2024, and 2023, respectively, of which $0, $1,029,729 and $0 in 2025, 2024, and 2023, respectively, increased the creditable amount against premium taxes. The Company had guaranty fund receivables of $1,366,378, $1,360,742 and $331,013 as of December 31, 2025, 2024 and 2023, respectively.

C. Contingent Commitments

At December 31, 2025 and 2024, the Company has outstanding commitments totaling $995,631,524 and $647,660,627, respectively, of which $436,651,265 and $342,322,699, respectively, is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, at December 31, 2025 and 2024, $6,497,494 and $23,336,179, respectively, is largely related to commercial whole loans. The remaining outstanding commitments of $552,482,765 and $282,001,749 are related to various funding obligations associated with private placement securities, as of December 31, 2025 and 2024, respectively.

Detail of Other Contingent Commitments.

1 Nature and Circumstances of Guarantee and Key Attributes, Including Date and Duration of Agreement	2 Liability Recognition of Guarantee	3 Ultimate Financial Statement Impact if Action Under the Guarantee is Required	4 Maximum Potential Amount of Future Payments the Guarantor Could be Required to Make	5 Current Status of Payment or Performance Risk of Guarantee
1. In 1997, TL guaranteed the obligations of TLA with respect to life, accident and health insurance and annuity contracts. The guarantee was issued to provide an increased level of security to potential purchasers of TLA products. As of December 31, 2025 and 2024, no liability was recorded for this guarantee, as TLA was able to meet these policyholder obligations.	$—	Increase in Expense, or Other	Unlimited (1)	The guaranteed affiliate maintains surplus in addition to policyholder reserves. The payment or performance risk of this guarantee is low as It is unlikely that this guarantee will be triggered.
Total	$—		Unlimited

(1) There is no limit on the Company’s guarantee to pay policyholder obligations on behalf of the affiliate for the contracts covered in the guarantee agreement.
D. Leases

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SCHEDULE I - SELECTED FINANCIAL DATA
DECEMBER 31, 2025

Transactions include rental facilities and equipment. Rent paid by the Company to Nassau Life Insurance Company for its share of space occupied and equipment used by Talcott Resolution's life insurance companies was $710,686, $790,545 and $527,357 in 2025, 2024, and 2023, respectively. Future minimum rental commitments are immaterial.

The office of the Company, together with its parent and other life insurance affiliates, is located in Hartford, Connecticut.

E. Tax Matters

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal or state and local income tax examinations for years prior to 2021, except for net operating loss carryforwards utilized in open tax years. Management believes that adequate provision has been made in the financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years.

The Company believes it is more likely than not that all deferred tax assets will be fully realized. Consequently, no valuation allowance has been provided. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carryback years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, making investments which have specific tax characteristics, and business considerations such as asset-liability matching.

13. Subsequent Events

On December 30, 2025, the Company executed a funding agreement with a special purpose vehicle for $400 million, with an effective date of January 7, 2026, when the initial funding occurred.  The funding agreements are considered deposit-type contracts for U.S. Statutory reporting purposes.  The Company recorded a deposit liability in line 3, Liability for deposit-type contracts, in the financial statements in the amount of the funding on the effective date.

On February 2, 2026, the Company received a $250 million pay down of the $300 million cash management loan to TLI. See Note 7. Related Party Transactions for further detail on the loan.

On March 2, 2026, the Company requested approval from the Department for an extraordinary dividend totaling $250 million to its parent TLI. Permission was received on March 12, 2026, and the dividend was paid on March 20, 2026.

The Company has evaluated events subsequent to December 31, 2025, through March 27, 2026, the date the financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these financial statements. There were no other subsequent events that had a material impact on the financial results of the Company.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SCHEDULE I - SELECTED FINANCIAL DATA
DECEMBER 31, 2025

14. Reconciliation Of December 31, 2025 Annual Report to the Connecticut Department to These Statutory-Basis Financial Statements

The following is a reconciliation of amounts previously reported to state regulatory authorities in the 2025 Annual Statement and amounts reported in the accompanying financial statements.

December 31, 2025	Admitted Assets	Liabilities	Surplus	Net Income

Per Annual Statement	$89,501,993,110	$88,084,274,008	$1,417,719,102	$734,172,732

Adjustments for:
Reinsurance transaction settlement statement true-up	1,775,555	48,018,392	(46,242,837)	—

Per audited financial statements	$89,503,768,665	$88,132,292,400	$1,371,476,265	$734,172,732

The 2025 adjustment presented herein is related to timing of the receipt of the final transaction settlement statement for the MetLife reinsurance transaction.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SCHEDULE I - SELECTED FINANCIAL DATA
DECEMBER 31, 2025

Investment income earned:
U.S. government bonds	$31,585,284
Bonds exempt from U.S. tax	—
Other bonds (unaffiliated)	418,019,432
Bonds of affiliates	7,572,791
Preferred stocks (unaffiliated)	1,642,617
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	280,386
Common stocks of affiliates	8,546,001
Mortgage loans	45,516,848
Real estate	—
Contract loans	94,583,888
Cash, cash equivalents and short-term investments	50,642,864
Derivative instruments	(23,452,777)
Other invested assets	81,623,278
Aggregate write-ins for investment income	6,249,596
Gross investment income	722,810,208
Less: Investment expenses	22,971,669
Less: Interest expenses	—
Net investment income	$699,838,539

Real estate owned - book value less encumbrances:	$—

Mortgage loans - book value:
Farm mortgages	$—
Single family residential mortgages	—
Mezzanine mortgages	—
Commercial mortgages	940,275,070
Total mortgage loans	$940,275,070

Mortgage loans by standing - book value:
Good standing	$940,275,070
Good standing with restructured terms	—
Interest overdue more than 90 days	—
Not in foreclosure	—
Foreclosure in process	—

Other long-term assets - statement value:	$883,175,280

Collateral loans:	$—

Bonds and stock of parent, subsidiaries and affiliates - book value:
Bonds	$101,188,712
Preferred stocks	—
Common stocks	6,042,931

Bonds, cash equivalents and short-term investments by class and maturity:
By maturity - statement value
Due within one year or less	$1,669,023,870
Over 1 year through 5 years	2,232,622,669
Over 5 years through 10 years	2,573,951,676
Over 10 years through 20 years	1,830,967,876
Over 20 years	3,261,501,971
No maturity date	—
Total by maturity (1)	$11,568,068,062

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SCHEDULE I - SELECTED FINANCIAL DATA
DECEMBER 31, 2025

By class - statement value
Class 1	$7,001,434,096
Class 2	3,849,471,472
Class 3	675,026,465
Class 4	13,825,230
Class 5	28,308,893
Class 6	1,906
Total by class (1)	$11,568,068,062

Total publicly traded	$7,240,878,477
Total privately placed	4,327,189,585
Total by major type (1)	$11,568,068,062

(1) Excludes money market investments of $523,224,847 that have not been rated by the SVO and/or have not received exempt status.

Investment balances:
Preferred stocks - statement value	$17,853,136
Common stocks - statement value	6,084,753
Short-term investments - statement value	649,187,067
Options, caps, floors, collars, swaps and forwards open - statement value	12,404,115
Futures open - fair value	(3,883,151)
Cash on deposit	139,900,982
Cash equivalents	777,955,502

Life insurance in force (in thousands):
Industrial	$—
Ordinary	49,211,813
Credit life	—
Group life	46,848,053

Amount of accidental death insurance in force under (in thousands):
Ordinary policies	$16,733

Policies with disability provisions in force (in thousands):
Industrial	$—
Ordinary	453,767
Credit life	—
Group life	178,115

Supplemental contracts in force:
Ordinary - not involving life contingencies
Amount on deposit	$—
Income payable	—

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SCHEDULE II - SUMMARY INVESTMENT SCHEDULE
DECEMBER 31, 2025

Ordinary - involving life contingencies
Amount on deposit	$—
Income payable	779,332

Group - not involving life contingencies
Amount on deposit	$—
Income payable	—

Group - involving life contingencies
Amount on deposit	$—
Income payable	—

Annuities:
Ordinary:
Immediate - amount of income payable	$298,002,560
Deferred fully paid: account balance	36,879,612,103
Deferred not fully paid: account balance	7,953,546

Group:
Immediate - amount of income payable	$176,342,534
Deferred fully paid: account balance	376,059,160
Deferred not fully paid: account balance	19,586,188,378

Accident and health insurance-premiums in force:
Group	$—
Credit	—
Other	297

Deposit funds and dividend accumulations:
Deposit funds - account balance	$7,396,852
Dividend accumulations - account balance	—

Claim payments (in thousands):
Group accident and health
2025	$—
2024	—
2023	—
2022	—
2021	—
Prior	—

Other accident and health
2025	$—
2024	9
2023	—
2022	—
2021	—
Prior	—

Other coverages that use development methods to calculate claim reserves
2025	$—
2024	—
2023	—
2022	—
2021	—
Prior	—

		Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement

	Investment Categories	Amount	Percentage	Amount	Percentage
1	Issuer Credit Obligations
	1.01 U.S. Government Obligations	$1,211,277,728	7.4	$1,211,277,728	7.4
	1.02 All Other Government Obligations	—	0.0	—	0.0
	1.03 Non-U.S. Sovereign Jurisdiction Securities	373,109,027	2.3	373,109,027	2.3
	1.04 Municipal Bonds - General Obligations (Direct & Guaranteed)	37,967,982	0.2	37,967,982	0.2
	1.05 Municipal Bonds - Special Revenue	363,634,342	2.2	363,634,342	2.2
	1.06 Project Finance Bonds Issued By Operating Entities	141,891,328	0.9	141,891,328	0.9
	1.07 Corporate Bonds	5,439,444,644	33.4	5,439,444,644	33.4
	1.08 Mandatory Convertible Bonds	—	0.0	—	0.0
	1.09 Single Entity Backed Obligations	57,821,485	0.4	57,821,485	0.4
	1.10 SVO-Identified Bond Exchange Traded Funds - Fair Value	—	0.0	—	0.0
	1.11 SVO-Identified Bond Exchange Traded Funds - Systematic Value	—	0.0	—	0.0
	1.12 Bonds Issued By Funds Representing Operating Entities	358,825,044	2.2	358,825,044	2.2
	1.18 Total Issuer Credit Obligations	7,983,971,579	49.1	7,983,971,579	49.1
2	Asset-backed securities
	2.01 Asset-backed Securities, Financial Asset-backed Securities - Self Liquidating	2,563,645,991	15.7	2,563,645,991	15.7
	2.02 Asset-backed Securities, Financial Asset-backed Securities - Not Self-liquidating	45,644,557	0.3	45,644,557	0.3
	2.03 Asset-backed Securities, Non-financial Asset-backed Securities	70,888,220	0.4	70,888,220	0.4
	2.04 Total Asset-backed Securities	2,680,178,768	16.5	2,680,178,768	16.5
3	Preferred Stocks
	3.01 Preferred Stocks, Industrial and Miscellaneous (Unaffiliated)	17,853,136	0.1	17,853,136	0.1
	3.02 Preferred Stocks, Parent, Subsidiaries and Affiliates	—	0.0	—	0.0
	3.03 Total Preferred Stocks	17,853,136	0.1	17,853,136	0.1
4	Common stocks
	4.01 Common stocks, Industrial and miscellaneous - publicly traded (unaffiliated)	2	0.0	2	0.0
	4.02 Common stocks, Industrial and miscellaneous - other (unaffiliated)	6,084,751	0.0	6,084,751	0.0
	4.03 Total Common Stocks	6,084,753	0.0	6,084,753	0.0
5	Mortgage Loans
	5.01 Farm Mortgages	—	0.0	—	0.0
	5.02 Residential Mortgages	—	0.0	—	0.0
	5.03 Commercial Mortgages	946,415,070	5.8	946,415,070	5.8
	5.04 Mezzanine Real Estate Loans	—	0.0	—	0.0
	5.05 Total Valuation Allowance	(6,140,000)	0.0	(6,140,000)	0.0
	5.06 Total Mortgage Loans	940,275,070	5.8	940,275,070	5.8
6	Real Estate
	6.01 Properties Occupied by Company	—	0.0	—	0.0
	6.02 Properties Held for Production of Income	—	0.0	—	0.0
	6.03 Properties Held for Sale	—	0.0	—	0.0
	6.04 Total Real Estate	—	0.0	—	0.0
7	Cash, Cash Equivalents, and Short-Term Investments::
	7.01 Cash	139,900,982	0.9	139,900,982	0.9
	7.02 Cash Equivalents	777,955,502	4.8	777,955,502	4.8
	7.03 Short-Term Investments	649,187,067	4.0	649,187,067	4.0
	6.04 Total Cash, Cash Equivalents, and Short-Term Investments	1,567,043,551	9.6	1,567,043,551	9.6
8	Contract Loans	1,516,022,125	9.3	1,516,022,125	9.3
9	Derivatives	275,251,377	1.7	275,251,377	1.7
10	Other Invested Assets	883,175,280	5.4	883,175,280	5.4
11	Receivables for Securities	102,527,296	0.6	102,490,851	0.6
12	Securities Lending	—	0.0	—	0.0
13	Other Invested Assets	304,822,445	1.9	304,822,445	1.9
14	Total Invested Assets	$16,277,205,380	100.0	$16,277,168,936	100.0

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SCHEDULE IV - SUPPLEMENTAL SCHEDULE OF REINSURANCE CONTRACTS WITH RISK-LIMITING FEATURES
DECEMBER 31, 2025

Reinsurance Credit

1. The Company has no reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) subject to A-791 that include a provision, which limits the reinsurer's assumption of significant risks identified as in A-791.
2. The Company has 6 reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) not subject to A-791, for which reinsurance accounting was applied that include a provision that limits the reinsurer's assumption of risk. Reinsurance credit was reduced for the risk limiting features in all cases.
3. The Company has no reinsurance contracts that contain features which result in delays in payment in form or in fact.
4. The Company has no reinsurance accounting credits for contracts not subject to A-791 and not yearly renewable term, which meet the risk transfer requirements of SSAP No. 61R.
5. The Company has not ceded any risk which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statement which is either: (i) accounted for as reinsurance under statutory accounting principles ("SAP") and as a deposit under generally accepted accounting principles ("GAAP") or (ii) accounted for as reinsurance under GAAP and a deposit under SAP.
6. Not applicable.

PART C
OTHER INFORMATION
ITEM 27. EXHIBITS

(a)
Resolution of the Board of Directors authorizing the establishment of the Separate Account incorporated by reference to Post-Effective Amendment No. 24, to Registration Statement No. 033-59541 filed on April 22, 2011.

(b)	Not applicable.

(c)(1)	Principal Underwriter Agreement incorporated by reference to Post-Effective Amendment No. 28, to Registration Statement No. 033-59541 filed on April 22, 2013.

(c)(2)	Form of Sales Agreement incorporated by reference to Post-Effective Amendment No. 28, to Registration Statement No. 033-59541 filed on April 22, 2013.

(d)	Form of Variable Annuity Contract incorporated by reference to Post-Effective Amendment No. 32, to Registration Statement No. 033-19946 filed on April 22, 2011.

(e)	Form of the Application incorporated by reference to Post-Effective Amendment No. 32, to Registration Statement No. 033-19946 filed on April 22, 2011.

(f)(1)	Articles of Incorporation of Talcott Resolution incorporated by reference to Post-Effective Amendment No. 64, to Registration Statement No. 333-72042 filed on April 30, 2019.

(f)(2)	Amended and Restated Bylaws of Talcott Resolution incorporated by reference to Post-Effective Amendment No. 64, to Registration Statement No. 333-72042 filed on April 30, 2019.

(g)(1)	Reinsurance Agreement incorporated by reference to Post-Effective Amendment No. 28, to Registration Statement No. 033-59541 filed on April 22, 2013.

(g)(2)	Reinsurance Agreement dated as of December 31, 2020, is incorporated by reference to Post-Effective Amendment No. 44 to Registration Statement No. 033-19946 filed on April 30, 2021.

(h)(1)
Fund Participation Agreement — Alliance Bernstein Investment Research & Management, Inc. incorporated by reference to Post-Effective Amendment No. 33, to Registration Statement No. 033-19946 filed on April 23, 2012.

(h)(2)	Fund Participation Agreement — Capital Research and Management Company incorporated by reference to Post-Effective Amendment No. 33, to Registration Statement No. 033-19946 filed on April 23, 2012.

(h)(3)	Fund Participation Agreement — Fidelity Distributors Corporation incorporated by reference to Post-Effective Amendment No. 33, to Registration Statement No. 033-19946 filed on April 23, 2012.

(h)(4)	Fund Participation Agreement — Franklin Templeton Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 33, to Registration Statement No. 033-19946 filed on April 23, 2012.

(h)(5)
Fund Participation Agreement — Hartford Securities Distribution Company, Inc. incorporated by reference to Post-Effective Amendment No. 33, to Registration Statement No. 033-19946 filed on April 23, 2012.

(h)(5)(i)
Fund Participation Agreement Amendment Nos. 1 & 2 to  —Hartford Securities Distribution Company, Inc. incorporated by reference to Post-Effective Amendment No. 54, to Registration Statement No. 333-72042 filed on September 22, 2015.

(h)(6)	Fund Participation Agreement — AIM Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 33, to Registration Statement No. 033-19946 filed on April 23, 2012.

(h)(7)	Fund Participation Agreement — OppenheimerFunds Distributor, Inc. incorporated by reference to Post-Effective Amendment No. 33, to Registration Statement No. 033-19946 filed on April 23, 2012.

(h)(7)(i)	(i) Amendments to Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 44 to Registration Statement No. 033-19946 filed on April 30, 2021.

(h)(8)
Fund Participation Agreement — Allianz Global Investors Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 33, to Registration Statement No. 033-19946 filed on April 23, 2012.

(h)(9)	Fund Participation Agreement — Pioneer Funds Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 33, to Registration Statement No. 033-19946 filed on April 23, 2012.

(h)(10)	Fund Participation Agreement — Putnam Mutual Funds Corp. incorporated by reference to Post-Effective Amendment No. 33, to Registration Statement No. 033-19946 filed on April 23, 2012.

(h)(11)	Fund Participation Agreement — Royce Fund Services, Inc. incorporated by reference to Post-Effective Amendment No. 33, to Registration Statement No. 033-19946 filed on April 23, 2012.

(h)(13)	Fund Participation Agreement — Van Kampen Funds Inc. incorporated by reference to Post-Effective Amendment No. 33, to Registration Statement No. 033-19946 filed on April 23, 2012.

(h)(14)
Fund Participation Agreement and Amendment — BISYS Fund Services Limited Partnership incorporated by reference to Post-Effective Amendment No. 33, to Registration Statement No. 033-19946 filed on April 23, 2012.

(h)(15)	Fund Participation Agreement — American Century Investment Services, Inc. incorporated by reference to Post-Effective Amendment No. 37, to Registration Statement No. 033-19946 filed on April 28, 2015.

(h)(16)	Fund Participation Agreement — Calvert Asset Management Company, Inc. incorporated by reference to Post-Effective Amendment No. 37, to Registration Statement No. 033-19946 filed on April 28, 2015.

(h)(17)	Fund Participation Agreement — HIMCO Distribution Services Company incorporated by reference to Post-Effective Amendment No. 37, to Registration Statement No. 033-19946 filed on April 28, 2015.

(h)(18)	Fund Participation Agreement — Lincoln Financial Distributors, Inc. is filed herewith.

(h)(18(i)	Fund Participation Agreement Amendment — Lincoln Financial Distributors, Inc. is filed herewith.

(i)	Administrative Services Agreement dated as of December 31, 2020, is incorporated by reference to Post-Effective Amendment No. 44 to Registration Statement No. 033-19946 filed on April 30, 2021.

(j)	Not applicable.

(k)(1)	Opinion and Consent of Christopher Grinnell, Vice President and Associate General Counsel is filed herewith.

(k)(2)	Opinion and Consent of Elaina Ditillo, sub-administrator and agent and attorney-in-fact to Talcott Resolution Life Insurance Company Separate Account DC-I is filed herewith.

(l)(1)	Consent of Deloitte & Touche LLP (Hartford, CT) is filed herewith.

(l)(2)	Written Consent of Eversheds Sutherland (US) LLP is filed herewith.

(l)(3)	Consent of Deloitte & Touche LLP (Hartford, CT) is filed herewith.

(l)(4)	Consent of Deloitte & Touche LLP (Denver, CO) is filed herewith.

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p)	Copy of Power of Attorney is filed herewith.
033-19946
HV-1524

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION
David Bell	Assistant Secretary and Chief Information Security Officer
Ellen T. Below	Executive Vice President, Chief Communications Officer and Head of Community Involvement
John B. Brady	Vice President and Chief Actuary, Appointed Actuary
Christopher S. Conner	Assistant Vice President, Chief Compliance Officer of Separate Accounts, AML Compliance Officer and Sanctions Compliance Officer
Christopher B. Cramer	Executive Vice President, Corporate Secretary and Chief Tax Officer
Christopher J. Dagnault	Vice President
Glenn Gazdik	Vice President and Actuary
Salvatore Gianone	Vice President and Chief Auditor
Emily Golovicher	Vice President
Christopher M. Grinnell	Vice President and Associate General Counsel
Oliver Jakob	Director
Donna R. Jarvis	Vice President and Actuary
James Kosinski	Vice President and Chief Risk Officer
Diane Krajewski	Vice President, Chief Human Resources Officer and Head of Operations
Edward Krause	Vice President
Jessica Kubat	Vice President
John P. Marra	Director
Lindsay Mastroianni	Vice President and Controller
James O’Grady	Executive Vice President and Chief Investment Officer, Director
Lisa M. Proch	Executive Vice President, Chief Legal Officer and Chief Compliance Officer, Director
Samir Srivastava	Vice President and Chief Information Officer, Director
Robert W. Stein	Director
Ronald K. Tanemura	Director
Xiaobo Zhou	Assistant Vice President and Head of Pricing
Unless otherwise indicated, the principal business address of each of the above individuals is One American Row, Hartford, CT 06103.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Separate Accounts of Talcott Resolution Life Insurance Company (“TL”) and Talcott Resolution Life and Annuity Insurance Company (“TLA”) are the listed Registrants. TL and TLA are the Depositors. Entities that are controlled by TAO Insurance Holdings, LLC, which controls the Depositors, are listed below, along with entities that are owned or controlled by the Depositors.
Alan Waxman and Anthony M. Muscolino (Individuals) (1)
TAO Insurance Holdings, LLC (DE) (2)
TAO Sutton Holdings, LLC (CYM) (3)
Talcott Financial Group Investments, LLC (BMU)
Talcott Financial Group, Ltd. (BMU)
Talcott US Holdings, Ltd. (BMU)
Talcott Re FinCo, Ltd. (BMU)
Talcott Re Holdings, Ltd. (BMU)
Talcott Life Re, Ltd. (BMU)
Talcott Life & Annuity Re SPC, Ltd. (CYM)
Sutton Cayman Holdings, Ltd. (CYM)
Talcott Financial Group GP, LLC (DE)
Talcott Holdings, LP (DE)
Talcott Resolution Distribution Company, Inc. (CT)
Talcott Acquisition, Inc. (DE)Talcott Resolution Life, Inc. (DE)
American Maturity Life Insurance Company (CT)
Talcott Resolution Life Insurance Company (CT)
TR Re, Ltd. (BMU)
Talcott Resolution Life and Annuity Insurance Company (CT)
Talcott Resolution International Life Reassurance Corporation (CT)
Talcott Resolution Comprehensive Employee Benefit Service Company (CT)
Talcott Administration Services Company, LLC (DE)
LIAS Administration Fee Issuer LLC (DE)

(1)Pursuant to the operating agreement of TAO Insurance Holdings, LLC, Alan Waxman, as a member of TAO Insurance Holdings, LLC, has the authority to appoint the managing member of TAO Insurance Holdings, LLC and has appointed A. Michael Muscolino.
(2)TAO Insurance Holdings, LLC is the managing member of TAO Sutton Holdings, LLC and TAO Sutton Parent, LLC (DE) and Sixth Street TAO Management, LLC.
(3)TAO Sutton Parent, LLC and certain additional co-investment vehicles hold 100% of the passive, non-voting economic interest in TAO Sutton Holdings, LLC. 11 parallel investment vehicles known as the TAO Funds hold 100% of the passive, non-voting economic interest in TAO Sutton Parent, LLC. TAO Insurance Holdings, LLC is the managing member of TAO Sutton Parent LLC with 100% voting control. All of the TAO Funds and co-investment vehicles are under the ultimate control of Alan Waxman and/or Michael Muscolino. None of the co-investors investing through either the TAO Funds or the co-investment vehicles hold any voting securities of the identified entities or have the ability to appoint directors. Certain of the TAO Funds are also indirect owners Klaverblad Levensverzekering N.V., Lifetri, Uitvaartverzekeringen N.V., and Lifetri Verzekeringen N.V.

ITEM 30. INDEMNIFICATION
Section 33-776 of the Connecticut General Statutes states that: “a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive.”
Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a “Proceeding”) because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by-laws, each an “Officer”), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person’s official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation’s Certificate, in each case, as determined in accordance with the procedures set forth in the by-laws. For purposes of the by- laws, a “Covered Entity” shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. PRINCIPAL UNDERWRITERS
(a)MML Distributors, LLC acts as principal underwriter for the following investment companies:
Talcott Resolution Life Insurance Company - Separate Account Two
Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account I)
Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account II)
Talcott Resolution Life Insurance Company - Separate Account Two (QP Variable Account)
Talcott Resolution Life Insurance Company - Separate Account Two (NQ Variable Account)
Talcott Resolution Life Insurance Company - Separate Account Eleven
Talcott Resolution Life Insurance Company - Separate Account Twelve
(b)Officers and Member Representatives of MML Distributors, LLC

NAME	POSITIONS AND OFFICES WITH UNDERWRITER	PRINCIPAL BUSINESS ADDRESS
Alyssa O’Connor	Assistant Secretary	*
Edward K. Duch, III	Vice President, Chief Legal Officer and Secretary	*
James P. Puhala	Chief Compliance Officer	*
Jeffrey Sajdak	Assistant Treasurer	*
Elizabeth Marin	Assistant Treasurer	*
Kelly Pirrotta	AML Compliance Officer	*
Kevin Lacomb	Assistant Treasurer	*
Mario Morton	Registration Manager and Continuing Education Officer	*
Elizabeth Forget	Member Representative, MassMutual Holding LLC and Massachusetts Mutual Life Insurance Company	*
Frank Rispoli	Chief Financial Officer and Treasurer	*
Pablo Cabrera	Assistant Treasurer	*
Douglas Steele	Chief Executive Officer and President	*
Stephen Alibozek	Entity Contracting Officer	*
Vincent Baggetta	Chief Risk Officer	*
* Address: 1295 State Street, Springfield, MA 01111
ITEM 32. LOCATION OF ACCOUNTS AND RECORDS
All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Empower Annuity Insurance Company of America (“Empower”), as sub-administrator at 8515 East Orchard Road, Greenwood Village, CO 80111
ITEM 33. MANAGEMENT SERVICES
All management contracts are discussed in Part A and Part B of this registration statement.
ITEM 34. FEE REPRESENTATION
The Depositor represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.
ITEM 35. ADDITIONAL REPRESENTATION
The Company is relying the relief provided in ING Life Insurance and Annuity Company (Aug. 30, 2012) and American Council of Life Insurance, (Nov. 28, 1988) with respect to the sale of the Contracts to fund 403(b) plans and has complied with the terms of these letters.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Hartford, and State of Connecticut on this 27th day of April, 2026.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY - SEPARATE ACCOUNT TWO (DC VARIABLE ACCOUNT I) (Registrant)
By:	/s/ Lisa M. Proch
Lisa M. Proch, Executive Vice President, Chief Legal Officer and Chief Compliance Officer, Director

TALCOTT RESOLUTION LIFE INSURANCE COMPANY (Depositor)
By:	/s/ Lisa M. Proch
Lisa M. Proch, Executive Vice President, Chief Legal Officer and Chief Compliance Officer, Director
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Signature	Title	Date

/s/ Lisa M. Proch	Executive Vice President, Chief Legal Officer and Chief Compliance Officer, Director (Serving the Function of Principal Executive Officer)*	April 27, 2026
Lisa M. Proch*

/s/ James O'Grady	Executive Vice President, Chief Investment Officer, Director*	April 27, 2026
James O'Grady*

/s/ Oliver Jakob	Director*	April 27, 2026
Oliver Jakob*

/s/ Samir Srivastava	Vice President, Chief Information Officer, Director*	April 27, 2026
Samir Srivastava*

/s/ Robert W. Stein	Director*	April 27, 2026
Robert W. Stein*

/s/ Ronald K. Tanemura	Director*	April 27, 2026
Ronald K. Tanemura*

/s/ Lindsay Mastroianni	Vice President and Controller (Serving the Functions of Principal Financial Officer and Principal Accounting Officer)*	April 27, 2026
Lindsay Mastroianni*

/s/ John P. Marra	Director*	April 27, 2026
John P. Marra*

*By:	/s/ Elaina Ditillo	Attorney-in-Fact	April 27, 2026
Elaina Ditillo
033-19946

EXHIBIT INDEX

Exhibit	Description
(h)(18)	Fund Participation Agreement — Lincoln Financial Distributors, Inc.
(h)(18)(i)	Fund Participation Agreement Amendment — Lincoln Financial Distributors, Inc.
(k)(1)	Opinion and Consent of Christopher Grinnell, Vice President and Associate General Counsel.
(k)(2)	Opinion and Consent of Elaina Ditillo, sub-administrator and agent and attorney-in-fact to Talcott Resolution Life Insurance Company Separate Account DC-I.
(l)(1)	Consent of Deloitte & Touche LLP (Hartford, CT).
(l)(2)	Written Consent of Eversheds Sutherland (US) LLP.
(l)(3)	Consent of Deloitte & Touche LLP (Hartford, CT).
(l)(4)	Consent of Deloitte & Touche LLP (Denver, CO).
(p)	Powers of Attorney for the officers listed in the Signatures section of this registration statement filing.